UNIQUE ID BORROWER   ORIGINAL STATE  NOTE DATE  APPLICATION OCCUPANCY  PURPOSE                QM      OVERALL   FITCH   MOODY'S    DBRS     S&P    CREDIT   FITCH  MOODY'S   DBRS     S&P   CREDIT                        EXCEPTIONS CREDIT EXCEPTION INFORMATION CREDIT EXCEPTION    PROPERTY    FITCH    MOODY'S    DBRS       S&P    PROPERTY        PROPERTY    PROPERTY       COMPLIANCE     FITCH      MOODY'S      DBRS         S&P     COMPLIANCE                                                                 EXCEPTIONS COMPLIANCE EXCEPTION INFORMATION COMPLIANCE EXCEPTION COMMENTS SELLER RESPONSE          COMPENSATING       SUBJECT TO DISPOSITION
          NAME           LOAN                          DATE                                   STATUS   GRADE   OVERALL  OVERALL  OVERALL  OVERALL   GRADE  CREDIT   CREDIT  CREDIT  CREDIT                                                                        COMMENTS              GRADE   PROPERTY  PROPERTY  PROPERTY  PROPERTY  EXCEPTIONS      EXCEPTION   EXCEPTION         GRADE    COMPLIANCE  COMPLIANCE  COMPLIANCE  COMPLIANCE                                                                                                                                                                                FACTORS            PREDATORY
                       AMOUNT                                                                                   RATING   RATING   RATING   RATING          RATING   RATING  RATING  RATING                                                                                                       RATING    RATING    RATING    RATING                   INFORMATION COMMENTS                     RATING      RATING      RATING      RATING                                                                                                                                                                                                     - UNABLE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                TO TEST

258736278 XXX           $X.XX MA     4/XX/2008    3/XX/2008 Primary    Purchase               *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Closing / Title - TIL in file    *                             *                        *                  Yes        TR
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  indicated to be final, expected                                                                                       Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement funding date same as                                                                                                  (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] State Compliance - Massachusetts Mortgage Lender and Broker    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker  borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Regulation:  File does not contain evidence that analysis of borrower's ability to    indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               repay was performed based on verified income, obligations, assets, and/or employment  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               using PITI payment based on fully indexed rate and fully amortizing payment, if       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicable[B] Federal Compliance - Missing Initial Loan Application No Fees: No       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date of 03/XX/2008 which is XXX months prior to consummation.  A lookback borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.   The final date used for testing
                                                                                                                                                                                                                                                                                                                                                                                                                                               was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
469515982 XXX           $X.XX MA    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                did not provide FACTA Credit Score Disclosure.[B] State Compliance - Massachusetts    be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:           initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               how the lender determined that the home loan is in the borrower's interest.[B]        signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 09/XX/2006 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2006.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all   date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance -      that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:   file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.                                expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
219687689 XXX           $X.XX TX     7/XX/2007    6/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Initial Loan Application Test: No evidence of application date located in file.       initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance tests were run using an application date of 06/XX/2007 which is XXX months appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if    TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               correct TILA rescission form was used.[B] Federal Compliance - Property Type Not      final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - Right   date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Notice of Right To Cancel Not Provided to    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               by all parties whose ownership interest is or will be subject to the security         but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               closing.[B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: -
741743429 XXX           $X.XX MA    11/XX/2007    9/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At or     borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               by closing.                                                                           final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
811562414 XXX           $X.XX AR     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Initial Loan Application Test: No evidence of application date located in file.       initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2007 which is XXX months appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 03/XX/2007.[B] Federal Compliance - (Missing      borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]    final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of   that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
824326110 XXX           $X.XX NY    10/XX/2007    9/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        be FINAL. However, it has an
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Initial Loan Application Test: No evidence of application date located in file.       expected funding date of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2007 which is XXX months 10/XX/07. It is not signed,
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   initialed, or dated by the
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 04/XX/2007.[B] Federal Compliance - (Missing      Borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. FINAL. However, it has an
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worst Case Scenario between Creditor Application Date and Transaction Date used to    expected funding date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -  Missing  10/XX/07. It is not signed,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       initialed, or dated by the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   Borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At or     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               by closing.                                                                           expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
548924450 XXX           $X.XX NJ    11/XX/2007   11/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL in file    *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At or     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               by closing.                                                                           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
153683489 XXX           $X.XX MA     4/XX/2008    1/XX/2008 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit   Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Score Disclosure was provided due to missing information.[B] State Compliance -       be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified):  initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence  appears to be final but not that analysis of borrower's ability to repay was performed based on verified income,  signed nor initialed by obligations, assets, and/or employment using PITI payment based on fully indexed rate borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               and fully amortizing payment, if applicable[B] State Compliance - Massachusetts MLBR  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker   final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Regulations:  Unable to determine if the borrower was required to provide a signed    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               statement disclosing their income due to missing document type.[B] Federal Compliance date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement            by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Closing / Title - (Doc Error) TIL Error: Final    file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL not signed by all required parties[B] Federal Compliance - Final TIL Not Provided expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided to the borrower by closing.                                                  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
306163417 XXX           $X.XX CT     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 06/XX/2007 which is XXX months appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 01/XX/2007.[B] Federal Compliance - Right of      borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Notice of Right To Cancel Not Provided to    date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               by all parties whose ownership interest is or will be subject to the security         that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               closing.                                                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
320865968 XXX           $X.XX SC     3/XX/2007    2/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Initial Loan Application Test: No evidence of application date located in file.       initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance tests were run using an application date of 02/XX/2007 which is XXX months appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 09/XX/2006.[B] State Compliance - South Carolina  borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:       TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower not provided with a document specifying the agency designated to receive     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               complaints or inquiries about the origination and making of the loan.[B] Closing /    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]        date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:    by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.          that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
128492932 XXX           $X.XX RI     5/XX/2007    5/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       application date located in file.  Compliance tests were run using an application     be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 05/XX/2007 which is XXX months prior to consummation. A lookback was          initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2007.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At or     borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               by closing.                                                                           final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
596095431 XXX           $X.XX NY    10/XX/2002    9/XX/2002 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - TILA - Final TIL Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Final TIL.
642784294 XXX           $X.XX PA     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Error) Initial GFE not provided[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
633097597 XXX           $X.XX IL     6/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
664105153 XXX           $X.XX CA     8/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
797565945 XXX           $X.XX MD     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
345337457 XXX           $X.XX VA     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
329337230 XXX           $X.XX GA     7/XX/2006    7/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
229958670 XXX           $X.XX IL     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
406704596 XXX           $X.XX GA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
555254351 XXX           $X.XX NY     8/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Federal Compliance - {section}   *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  Unable to determine under
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No        itemization of amount financed.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an     {section} Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date of 08/XX/2006 which is XXX months prior to consummation. A lookback  under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.  The final date used for testing    itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                               was 03/XX/2006.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
437976812 XXX           $X.XX TX     8/XX/2006    7/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.[B] Federal Compliance - (TX50(a)(6)) Texas
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cash-out Loan  (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6)
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan due to missing information.
855985005 XXX           $X.XX IL     9/XX/2006    8/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2006.
552437979 XXX           $X.XX GA     9/XX/2006    9/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
158088263 XXX           $X.XX IL    10/XX/2006   10/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
490273634 XXX           $X.XX CA    10/XX/2006    9/XX/2006 Primary    Purchase               *          D        D        D        D        D        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      *                                *                             *                        *                  Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                               State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Closing / Title - TILA - Final TIL Missing[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.   The final date used for testing was 04/XX/2006.  Due to missing HUD-1 or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing Disclosure, no fees were used in testing.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Missing: Missing Final TIL.
293022514 XXX           $X.XX MN    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   *                                SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR HUD
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any                                            (2019-08-27): "The issue      (2019-08-27): "The issue                               Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicable Federal, State or Local compliance testing.[B] Miscellaneous Compliance -                                   cited has either been         cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan                                      resolved or was determined to resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests                                   not be an exception as noted. determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 10/XX/2006 which is XXX months prior to                                          The missing compliance        exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final                                  documents required to test    missing compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 10/XX/2006.[B] Federal Compliance - Notice of Right to                                       have been located and         documents required to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]                                   uploaded as XXX. "REVIEWER -  test have been located
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                      GENERAL COMMENT (2019-08-27): and uploaded as XXX. "
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Client provided a combined
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD-1 showing the second loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      amount after fees and costs.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Combined HUD-1 does not list
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the fees for the second lien.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD-1 for the subject loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      amount with fees and costs in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file is not signed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      borrower in a non escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state. Exception remains.
312304137 XXX           $X.XX IN    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
636842728 XXX           $X.XX IL    11/XX/2006   10/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
720804527 XXX           $X.XX NJ    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
408434368 XXX           $X.XX NC     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
840511066 XXX           $X.XX FL     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
589308398 XXX           $X.XX NY     1/XX/2007   12/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.[B] Federal Compliance - TILA - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL.
542303667 XXX           $X.XX NY     1/XX/2007   12/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
322476776 XXX           $X.XX MN     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  preliminary or final title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
664223139 XXX           $X.XX NM    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing:  Federal Compliance - All fees    SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local  captured, however bottom of both (2019-08-27): The issue cited (2019-08-27): The issue                                Indeterminable
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           compliance testing.[B] Federal Compliance - Disbursement Date Missing: Disbursement   pages 1 & 2 are cut off and      has either been resolved or   cited has either been                                  (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Evidence of disbursement date not found in file. Security Instrument    unable to determine if           was determined to not be an   resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notary Date of 10/XX/2006 used as disbursement date for compliance testing.[B]        signatures were provided.: All   exception as noted. A copy of determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did    fees captured, however bottom of the HUD1 has been located and exception as noted. A not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc Error)  both pages 1 & 2 are cut off and is being provided. Supporting copy of the HUD1 has
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial GFE not provided[B] Federal Compliance - Missing Initial Loan Application     unable to determine if           docs saved asXXX.REVIEWER -   been located and is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run     signatures were provided.        GENERAL COMMENT (2019-08-27): being provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               using an application date of 09/XX/2006 which is XXX months prior to consummation. A                                   Client provided final HUD-1   Supporting docs saved as
                                                                                                                                                                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for                                    however, the same final HUD-1 XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing was 04/XX/2006.[B] Federal Compliance - (Missing Data) Last Rate Set Date:                                     provided originally missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario                                       borrowers signatures. Bottoms
                                                                                                                                                                                                                                                                                                                                                                                                                                               between Creditor Application Date and Transaction Date used to determine rate used                                     of the pages are cut off and
                                                                                                                                                                                                                                                                                                                                                                                                                                               for testing.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in                                       do not show signatures.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA                                  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.
676491570 XXX           $X.XX SC    11/XX/2006   10/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.[B] State Compliance - South Carolina Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.
834144853 XXX           $X.XX NY    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        Federal Compliance - Unable to   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Compliance - Missing Initial Loan Application Test: No evidence of application date   determine under disclosure due
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 11/XX/2006   to missing Itemization of Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this Financed.: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 06/XX/2006.[B] Federal         under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        Itemization of Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
812354051 XXX           $X.XX NJ     2/XX/2007    1/XX/2007 Primary    UTD UTD                *          D        D        D        D        D        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   *                                *                             *                        *                  UTD        Indeterminable
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any                                                                                                                                 (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicable Federal, State or Local compliance testing.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
623536822 XXX           $X.XX NJ     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Missing Final TIL.
738110009 XXX           $X.XX NY     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      *                                *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                               State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.   The final date used for testing
                                                                                                                                                                                                                                                                                                                                                                                                                                               was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Missing Final TIL.
215582142 XXX           $X.XX IN     1/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Closing / Title - Missing Document: Note - Subject Lien not provided[B] General   *                                SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR Note
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Appraisal Requirements - Due to lack of appraised value, compliance tests requiring                                    (2019-08-21): The loan file   (2019-08-21): The loan                                 Deficiency (UAL
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           an LTV were run off an assumed value of a contract sales price or original loan                                        contains  the Mortgage for    file contains  the                                     State)
                                                                                                                                                                                                                                                                                                                                                                                                                                               amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not                                   $XXX recorded on 02/XX/2007   Mortgage for $30,000
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                   for the Subject Lien.         recorded on 02-23-2007
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final                                  SREVIEWER - GENERAL COMMENT   for the Subject Lien. S
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Missing Final TIL.                                                                                        (2019-08-21): Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided and included in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      original file.  Missing Note.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Exception remains
640746879 XXX           $X.XX TX     1/XX/2007    1/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
567816550 XXX           $X.XX MD     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  preliminary or final title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
659261723 XXX           $X.XX CA     2/XX/2007    1/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - California Primary Residence Late Charge Percent Testing: Note State Compliance - 10% late      *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - FACTA Disclosure       charge exceeds 6% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score           state (CA).: 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]     exceeds 6% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            (CA).
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2006.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
612173197 XXX           $X.XX OH     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        State Compliance - 10% late      *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Compliance - Missing Initial Loan Application Test: No evidence of application date   charge exceeds 5% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 01/XX/2007   state (OH).: 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this exceeds 5% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 01/XX/2007.[B] State           (OH).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained
                                                                                                                                                                                                                                                                                                                                                                                                                                               by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                               Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                                                                                                                                                                                                                                               Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance - Ohio Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
824441100 XXX           $X.XX OH     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained
                                                                                                                                                                                                                                                                                                                                                                                                                                               by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                               Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net
                                                                                                                                                                                                                                                                                                                                                                                                                                               Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Missing Final TIL.
304024599 XXX           $X.XX IL     1/XX/2007   12/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds State Compliance - 10% late      *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  preliminary or final title.                                                                                                                                                                               maximum per state.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not          charge exceeds 5% maximum per
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   state (IL).: 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  exceeds 5% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 12/XX/2006 which is XXX months prior to consummation. A lookback was          (IL).
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.
407667093 XXX           $X.XX NJ     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
187808136 XXX           $X.XX MD    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
733604546 XXX           $X.XX CO    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
185203691 XXX           $X.XX IL     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Closing /      *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Title - TILA - Final TIL Missing[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
552721696 XXX           $X.XX MA     2/XX/2007    1/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State          *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                                                                                                                                                                                                                                               No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.
245936544 XXX           $X.XX IL     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
749647623 XXX           $X.XX IL    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
339207381 XXX           $X.XX MA    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State          *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                                                                                                                                                                                                                                               No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.
852960146 XXX           $X.XX NY     3/XX/2007    2/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.[B] Federal Compliance - TILA - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL.
255477097 XXX           $X.XX OH     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained
                                                                                                                                                                                                                                                                                                                                                                                                                                               by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Mortgage Loan Information Document not retained by lender.[B] State Compliance - Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales
                                                                                                                                                                                                                                                                                                                                                                                                                                               Practices Act:  Consumer did not receive the required Closing Disclosure.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.[B] State Compliance - Ohio Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent and Amount Testing: Note late charge exceeds maximum per state.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL.
779808825 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Purchase               *          C        C        C        C        C        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - The greater   *                             *                        *                  *          Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   of10% of the unpaid monthly
                                                                                                                                                                                                                                                                                                                                                                                                                                               period less than 15 days.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not   payment or $40 late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   exceeds 5% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  (NJ): The greater of10% of the
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 02/XX/2007 which is XXX months prior to consummation. A lookback was          unpaid monthly payment or $40
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    late charge exceeds 5% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2006.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.      per state (NJ)
113976044 XXX           $X.XX IL     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Appraisal Documentation - Valuation  Appraisal provided however   *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Error: Appraised value was not           the bottom of page is cut                                                                                                                                                                                 did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                            provided.: -                             off so unable to determine                                                                                                                                                                                Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                     the value                                                                                                                                                                                                 Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
768949678 XXX           $X.XX IL    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.
487785075 XXX           $X.XX UT     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        State Compliance - The greater   *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Compliance - Missing Initial Loan Application Test: No evidence of application date   of 10% of the unpaid monthly
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2007   payment or $40 late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this exceeds the greater of 5% of $30
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 09/XX/2006.[B] Federal         maximum per state (UT): The
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right greater of 10% of the unpaid to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing monthly payment or $40 late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.[B] State Compliance - Utah Late Charge Percent and Amount Testing: Note    charge exceeds the greater of 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.                                                of $30 maximum per state (UT)
662643063 XXX           $X.XX IL     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
698010568 XXX           $X.XX UT     3/XX/2007    2/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        State Compliance - 10% late      *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right charge exceeds 5% maximum per
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           to Cancel was not provided.[B] State Compliance - Utah Late Charge Percent and Amount state (UT).: 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note late charge exceeds maximum per state.                                  exceeds 5% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (UT).
736088482 XXX           $X.XX IL     4/XX/2007    3/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
858919386 XXX           $X.XX IL     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
116010343 XXX           $X.XX NY     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
354852613 XXX           $X.XX NM     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL.
197346899 XXX           $X.XX NJ     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
176069148 XXX           $X.XX LA     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
426846668 XXX           $X.XX CA     4/XX/2007    3/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - California Primary Residence Late Charge Percent Testing:      State Compliance - Review of     *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       Unable to determine if late charge exceeds state maximum due to missing               late charge matrix, late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]    of 6% over 10 days or $5 minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            was within the rules for the
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     state of CA: Review of late
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 03/XX/2007 which is XXX months prior to consummation. A lookback was          charge matrix, late charge of 6%
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    over 10 days or $5 minimum was
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2006.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.      within the rules for the state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of CA
353606186 XXX           $X.XX IL     6/XX/2007    5/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
499257630 XXX           $X.XX NM     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 07/XX/2006
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                which is XXX months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                application date.  The final date used for testing was 02/XX/2006.[B] Federal
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                            Closing / Title - Note is not on a                                                                                                                                                                                                                 Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                            FNMA/FHLMC form and does not contain the                                                                                                                                                                                                           Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                            standard Due on Sale clause.                                                                                                                                                                                                                       RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 08/XX/2006.
723694639 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Debt Consolidation                                                                                                   Document: Missing Final 1003                                                                                                                                                                                                                       Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2006.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
321850604 XXX           $X.XX NJ     2/XX/2004    1/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          period for NJ: 10 day grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a period is less than 15 day grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Miscellaneous     period for NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 01/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 08/XX/2003.[B] State Compliance - New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
872742069 XXX           $X.XX NY    11/XX/2004   10/XX/2004 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    "File does not contain       *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   *                                *                             *                        *                  Yes        TR HUD
                                                                       Other                                                                                                                Policy is missing. No evidence of title  either Preliminary or Final                                                                                                                                                                               Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any                                                                                                                                 Deficiency
                                                                                                                                                                                            in file.[C] Application / Processing -   Title"                                                                                                                                                                                                    applicable Federal, State or Local compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2004.[B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan;
                                                                                                                                                                                                                                                                                                                                                                                                                                               however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
413115110 XXX           $X.XX MA    12/XX/2004   11/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
776211309 XXX           $X.XX NJ     6/XX/2005    5/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 5% late       *                             *                        *                  *          Late Charge
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   charge exceeds 4% maximum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          allowed by state (NJ) law: 5%
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a late charge exceeds 4% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Miscellaneous     allowed by state (NJ) law
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 05/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 12/XX/2004.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
805599875 XXX           $X.XX NY    12/XX/2004   11/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Federal Compliance -             *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  Under-disclosure appears to be
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE due to daily simple interest
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No        calculation on loan.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an     Under-disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date of 11/XX/2004 which is XXX months prior to consummation. A lookback  due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.  The final date used for testing    calculation on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               was 06/XX/2004.[B] State Compliance - New York Prepayment Penalty Junior Lien: New
                                                                                                                                                                                                                                                                                                                                                                                                                                               York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
330611134 XXX           $X.XX NY     6/XX/2005    5/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Federal Compliance - Unable to   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  determine under disclosure due
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:     to missing Itemization of Amount
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]     Financed.: Unable to determine
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance under disclosure due to missing
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              - Missing Initial Loan Application Test: No evidence of application date located in   Itemization of Amount Financed.
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                file.  Compliance tests were run using an application date of 05/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX.
585634506 XXX           $X.XX NJ     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      *                                *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                        Indeterminable
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement                                                                                                                       (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.   The final date used for testing
                                                                                                                                                                                                                                                                                                                                                                                                                                               was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Missing Final TIL.
747515314 XXX           $X.XX SC     1/XX/2004   12/XX/2003 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to borrower.
298310979 XXX           $X.XX NJ    11/XX/2005   10/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           evidence of application date located in file.  Compliance tests were run using an
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              application date of 10/XX/2005 which is XXX months prior to consummation. A lookback
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                was performed to determine this application date.  The final date used for testing was 05/XX/2005.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.
338637105 XXX           $X.XX NJ     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - File does   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   not contain either Preliminary
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     or Final Title.: File does not
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were contain either Preliminary or run off an assumed value of a contract sales price or original loan amount, whichever Final Title.
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
140668823 XXX           $X.XX NJ     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]                                                                                                                                                                                                                Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as
                                                                                                                                                                                            Application / Processing - Missing                                                                                                                                                                                                                 disbursement date for compliance testing.[B] Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       Initial GFE not provided[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date used as Transaction Date: Unable to conclusively determine date of consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.[B] Federal Compliance - TILA Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
738553089 *             $X.XX NJ     3/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2006 used as disbursement date for compliance testing.[B] Miscellaneous
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              Compliance tests were run using an application date of 02/XX/2006 which is XXX months
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Missing Final TIL.
437397273 XXX           $X.XX CT     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   *                                *                             *                        *                  Yes        TR HUD
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any                                                                                                                                 Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicable Federal, State or Local compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Missing Final TIL.
756747680 XXX           $X.XX NJ    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff
                                                                                                                                                                                                                                                                                                                                                                                                                                               Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
480853345 XXX           $X.XX NC    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  preliminary or final title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.
507337393 XXX           $X.XX GA    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  a Preliminary or Final                                                                                                                                                                                    requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -   Title.                                                                                                                                                                                                    loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL.
715323294 XXX           $X.XX GA     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2006.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
648001972 XXX           $X.XX IL    12/XX/2005   11/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
119593374 XXX           $X.XX IL     7/XX/2005    6/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2005.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.
580872968 XXX           $X.XX IL     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2006 used as disbursement date for compliance testing.[B] Miscellaneous
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 10/XX/2005.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL.
526400127 XXX           $X.XX NM     3/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL.
218508390 XXX           $X.XX MO     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  preliminary or final title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.
118861745 XXX           $X.XX MO     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      *                                *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                        Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                               final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
150608371 XXX           $X.XX NC     3/XX/2006    1/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] State Compliance - North Carolina Subordinate Lien
                                                                                                                                                                                                                                                                                                                                                                                                                                               Late Charge Grace Period Testing: Note grace period less than minimum per state.
806031927 XXX           $X.XX NJ     2/XX/2006    1/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 01/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 08/XX/2005.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
410749367 XXX           $X.XX NY     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No        appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date of 03/XX/2006 which is XXX months prior to consummation. A lookback  borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.  The final date used for testing    TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               was 10/XX/2005.[B] State Compliance - New York Late Charge Percent Testing: Note late final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - RESPA Disclosure -          same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX)    that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]        but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.          borrower received.
621614103 XXX           $X.XX SC     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Document: Missing Final 1003[C] Title /                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            Lien Defect - Title Evidence is not a                                                                                                                                                                                                              04/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            standard policy.: Title Evidence: ___                                                                                                                                                                                                              Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 03/XX/2006 which is XXX months prior to consummation. A lookback was          disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    itemization of amount financed.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2005.[B] Federal Compliance - Right of Rescission Timing - Receipt Date         Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] State Compliance - South Carolina Home Loan        itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    financed.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided with a document specifying the agency designated to receive complaints or    TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               inquiries about the origination and making of the loan.[B] Closing / Title - (Doc     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Borrower signature not dated.[B] Federal Compliance - Final TIL     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of    date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of        by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursed on 04/XX/2006, prior to three (3) business days from transaction date of    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2006.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               closing.                                                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
850849563 XXX           $X.XX NJ     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Under       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably            disclosure due to DSI
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial    calculation of payment.: Under
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   disclosure due to DSI
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 04/XX/2006 which is XXX months prior to   calculation of payment.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 11/XX/2005.[B] Federal Compliance - (Missing Data) Unable   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Borrower  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               signature not dated.[B] Federal Compliance - Final TIL Finance Charge Under           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.
771788607 XXX           $X.XX MA     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 3% maximum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     allowed per State (MA).: 4% late
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were charge exceeds 3% maximum run off an assumed value of a contract sales price or original loan amount, whichever allowed per State (MA).Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          Title - TIL appears to be final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      but not signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] State Compliance -           borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet      initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               indicating how the lender determined that the home loan is in the borrower's          Compliance - Under disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late  payment stream related due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan        DSI calculations.: Under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  disclosure is payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 06/XX/2006 which is XXX months prior to         related due to DSI
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final calculations.Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 01/XX/2006.[B] Federal Compliance - (Missing Data) Unable   - TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 07/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
210561751 XXX           $X.XX GA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/XX/2006 which is XXX months date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 02/XX/2006.[B] Federal Compliance - (Missing      that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be but is not signed or dated by impacted.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Final TIL Signature Date. Unable to determine compliance with rescission      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
315469173 XXX           $X.XX MA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 3% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2006 used as disbursement date for compliance testing.[B] State Compliance -    state. (MA): 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   exceeds 3% maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet      (MA)Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               indicating how the lender determined that the home loan is in the borrower's          appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan        borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 07/XX/2006 which is XXX months prior to         initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 02/XX/2006.[B] Federal Compliance - RESPA Disclosure -      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due indicated to be final, expected to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
302785918 XXX           $X.XX NJ     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 08/XX/2006 which is XXX months prior to         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 03/XX/2006.[B] Federal Compliance - (Missing Data) Unable   Under disclosure is caused by
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        Daily Simple Interest payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  calculation.: Under disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement is caused by Daily Simple
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    Interest payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           calculation.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               of $XXX.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               all parties whose ownership interest is or will be subject to the security            borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
459727208 XXX           $X.XX NJ    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -  initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Missing Initial Loan Application Test: No evidence of application date located in     appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              months prior to consummation. A lookback was performed to determine this application  borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Unable to determine the under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if a prepayment penalty was included in the pay-off which may     disclosure due to missing the
                                                                                                                                                                                                                                                                                                                                                                                                                                               impact high cost findings.[B] Federal Compliance - Property Type Not Provided:        Itemization of Amount Financed.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, Unable to determine the under state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - disclosure due to missing the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Itemization of Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            Financed.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               to missing information.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               signed by all required parties[B] Federal Compliance - Final TIL Finance Charge Under that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed  file indicated to be final, from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.[B] Federal Compliance - Final TIL Not Provided to Borrower At or    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               by closing.[B] Miscellaneous Compliance - Unable to determine the # of units,         borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance results were generated using a defaulted value.: -
728501838 XXX           $X.XX NJ    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    "File does not contain       *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  either Preliminary or Final                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -   Title"                                                                                                                                                                                                    date of 09/XX/2006 which is XXX months prior to consummation. A lookback was          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            performed to determine this application date.  The final date used for testing was    appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           04/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              same lender refi: Original Lender was not able to be determined. Unable to determine  borrower.
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.[B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               -
724074125 XXX           $X.XX NJ    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as      be final but not signed nor
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to  initialed by borrower.: TIL
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed    appears to be final but not
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]        signed nor initialed by
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did    borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial    TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 10/XX/2006 which is XXX months prior to   same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 05/XX/2006.[B] Federal Compliance - (Missing Data) Unable   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               type is other than single family residence, state and federal testing may be          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
404491731 XXX           $X.XX NJ    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2006 which is XXX months date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 04/XX/2006.[B] Federal Compliance - (Missing      that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if a prepayment penalty was included in the pay-off which may impact high   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               cost findings.[B] Federal Compliance - Property Type Not Provided: (Missing Data)     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine compliance with rescission timing requirements.[B] Closing / Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.
159106128 XXX           $X.XX NJ    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             date of 10/XX/2006 which is XXX months prior to consummation. A lookback was          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            performed to determine this application date.  The final date used for testing was    appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           05/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              same lender refi: Original Lender was not able to be determined. Unable to determine  borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Underdisclosure is payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     stream related.  Verified terms
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          are DSI, Actual/365 but
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     calculated stream shows larger
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      final payment.: Underdisclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to is payment stream related.
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   Verified terms are DSI,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  Actual/365 but calculated stream
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance  shows larger final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount payment.Federal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               of $XXX.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before      in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               closing.                                                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
808414604 XXX           $X.XX FL    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 10/XX/2006 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  by borrower so cannot confirm if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
729681886 XXX           $X.XX NJ    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                of application date located in file.  Compliance tests were run using an application  Under disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 11/XX/2006 which is XXX months prior to consummation. A lookback was          payment stream related, due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    DSI.: Under disclosure appears
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   to be payment stream related,
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  due to DSI.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due disbursement and/or note date to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               12/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
286012114 XXX           $X.XX GA    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 11/XX/2006 which is XXX months date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 06/XX/2006.[B] Federal Compliance - RESPA         that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
562512296 XXX           $X.XX NC    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 11/XX/2006 which is XXX months prior to consummation. A lookback was          TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2006.[B] Federal Compliance - Property Type Not Provided: (Missing Data)        same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and      date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               federal testing may be impacted.[B] Closing / Title - (Doc Error) TIL Error: Final    by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL not signed by all required parties[B] Federal Compliance - Notice of Right to     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
273782665 XXX           $X.XX NY    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Late charge   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure within a reasonably            not allowed per state (NY) - max
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial    late charge for NY is 2% - note
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   states 4%: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 11/XX/2006 which is XXX months prior to   allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final late charge for NY is 2% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 06/XX/2006.[B] State Compliance - New York Late Charge      states 4%Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               not able to be determined. Unable to determine if correct TILA rescission form was    borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   Compliance - Under disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application due to missing             due to the Daily Simple Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        calculation payment stream.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        Under disclosure due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL Daily Simple Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge   calculation payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is           stream.Federal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]       in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
330167455 XXX           $X.XX NJ    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             date of 11/XX/2006 which is XXX months prior to consummation. A lookback was          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            performed to determine this application date.  The final date used for testing was    appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           06/XX/2006.[B] Federal Compliance - Property Type Not Provided: (Missing Data)        signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              Property Type. If property type is other than single family residence, state and      borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -  Missing  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all  expected funding date same as required parties[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance -      but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.[B] Miscellaneous Compliance -  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine the # of units, compliance results were generated using a defaulted value.: -
166664072 XXX           $X.XX NJ    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  a Prelimimary or Final                                                                                                                                                                                    Evidence of disbursement date not found in file. Security Instrument Notary Date of   NO appraisal or documentation
                                                                                                                                                                                            in file.[C] Application / Processing -   Title.                                                                                                                                                                                                    12/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     indicating the subject property
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were value at the time of origination run off an assumed value of a contract sales price or original loan amount, whichever found in file.: NO appraisal or
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          documentation indicating the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      subject property value at the
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing time of origination found in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       file.Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 11/XX/2006 which is XXX months appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if    final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower so cannot confirm that to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior  borrower so cannot confirm that to three (3) business days from transaction date of 12/XX/2006.[B] Federal Compliance borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
639794670 XXX           $X.XX NY     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  charge exceeds maximum late
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:     charge of 2% per the state of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]     New York: 4% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            maximum late charge of 2% per
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     the state of New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2006.[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
586382514 XXX           $X.XX RI     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX Itemization of Amount Financed.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application  Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.  The final date used for testing was 07/XX/2006.[B] Federal Compliance -        disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was Itemization of Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               not able to be determined. Unable to determine if correct TILA rescission form was    Financed.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               used.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor        final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
893100217 XXX           $X.XX GA     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             date of 12/XX/2006 which is XXX months prior to consummation. A lookback was          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         that borrower received: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due file indicated to be final, to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL but is not signed or dated by not signed by all required parties[B] Federal Compliance - Notice of Right To Cancel  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel borrower received was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
399983753 XXX           $X.XX IL     1/XX/2007   12/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 12/XX/2006 which is XXX months prior to         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 07/XX/2006.[B] Federal Compliance - (Missing Data) Unable   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
296509685 XXX           $X.XX NY     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Per NY state  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   law: A lender may collect a late
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     charge on any installment which
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were has become due and remains run off an assumed value of a contract sales price or original loan amount, whichever unpaid for at least 15 days,
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   regardless of the period it
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  remains in default, but it may
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 12/XX/2006 which is XXX months prior to consummation. A lookback was          not exceed and may only be
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    enforced to the extent of 2% of
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2006.[B] State Compliance - New York Late Charge Percent Testing: Note late     such delinquent installment, if
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to    the late charge is provided for
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if loan is a same lender refi: Original Lender was not able to be           in the loan documents.: Per NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  state law: A lender may collect
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement a late charge on any installment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    which has become due and remains
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           unpaid for at least 15 days,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     regardless of the period it
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          remains in default, but it may
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     not exceed and may only be
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      enforced to the extent of 2% of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    such delinquent installment, if
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 the late charge is provided for
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all in the loan documents.Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:    Title - TIL is marked final but
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from        not signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA borrower.: TIL is marked final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth but not signed nor initialed by in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 01/XX/2007.[B] Federal Compliance - Notice of  The under disclosure appears to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of be payment related. The Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be  indicates 300 payments of
                                                                                                                                                                                                                                                                                                                                                                                                                                               subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to   $185.40; the actual is 299
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided  @$185.40 and 1 @ $241.31. The
                                                                                                                                                                                                                                                                                                                                                                                                                                               to the borrower by closing.                                                           difference is $55.91: The under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disclosure appears to be payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     related. The Lender indicates
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     300 payments of $185.40; the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     actual is 299 @$185.40 and 1 @
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $241.31. The difference is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $55.91Federal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
882333430 XXX           $X.XX NJ     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                application date located in file.  Compliance tests were run using an application     be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             date of 12/XX/2006 which is XXX months prior to consummation. A lookback was          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2006.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on          signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not   borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
762341713 XXX           $X.XX KS     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 12/XX/2006 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  by borrower so cannot confirm if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
138386354 XXX           $X.XX NJ     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2007.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel occurs prior to expected date(s).
707299402 XXX           $X.XX MD     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX signed nor initialed by months prior to consummation. A lookback was performed to determine this application  borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      TIL In file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   same as disbursement date and or
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application due to missing             note date but is  not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine confirmed borrower received.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL  TIL In file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA      final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth same as disbursement date and or in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) note date but is  not signed or business days from transaction date of 02/XX/2007.[B] Federal Compliance - Notice of  dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of confirmed borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
708800266 XXX           $X.XX NJ     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 01/XX/2007 which is XXX months prior to         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 08/XX/2006.[B] Federal Compliance - (Missing Data) Unable   Under-disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  calculation on loan.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Under-disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           calculation on loan.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               of $XXX.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               all parties whose ownership interest is or will be subject to the security            borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
628499209 XXX           $X.XX NY     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
386409842 XXX           $X.XX NY     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds the 2% maximum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     late charge allowed for junior
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were liens per state (NY).: 4% late run off an assumed value of a contract sales price or original loan amount, whichever charge exceeds the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   late charge allowed for junior
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  liens per state (NY).Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 02/XX/2007 which is XXX months prior to consummation. A lookback was          Title - TIL appears to be final
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    but not signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2006.[B] State Compliance - New York Late Charge Percent Testing: Note late     borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to    final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if loan is a same lender refi: Original Lender was not able to be           initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Compliance - Under-disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        payment stream related.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      Discrepancy is caused by the
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          calculation of payments versus
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                reflection of payments within
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        the Final TIL.: Under-disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        is payment stream related.
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL Discrepancy is caused by the
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge   calculation of payments versus
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is           reflection of payments within
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]       the Final TIL.Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days    - TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.[B]  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:    date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.          by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
878447782 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        General Appraisal Requirements - *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final                                                                                                                                                                                      Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as      Unable to locate appraisal in
                                                                                                                                                                                            in file.[C] Application / Processing -   TitleUnable to locate in the                                                                                                                                                                              disbursement date for compliance testing.[B] General Appraisal Requirements - Due to  the file: Unable to locate
                                                                                                                                                                                            Missing Document: Missing Final 1003     file                                                                                                                                                                                                      lack of appraised value, compliance tests requiring an LTV were run off an assumed    appraisal in the fileClosing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               value of a contract sales price or original loan amount, whichever applies.[B]        Title - TIL appears to be final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     but not signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably            borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               practicable time after using credit score.[B] Federal Compliance - Missing Initial    final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 02/XX/2007 which is XXX months prior to   Compliance - Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final the reason for the under
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 09/XX/2006.[B] Federal Compliance - (Missing Data) Unable   disclosure due to missing the
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        itemization of amount financed.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Unable to determine the reason
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property    for the under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               type is other than single family residence, state and federal testing may be          missing the itemization of
                                                                                                                                                                                                                                                                                                                                                                                                                                               impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement  amount financed.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application due to missing             funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Unable to conclusively determine date of consummation. Note date    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               used as transaction date for purposes of determining compliance with rescission       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               timing requirements[B] Federal Compliance - Right of Rescission Timing - Receipt Date borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days    borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
620876762 XXX           $X.XX RI     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in   *                                SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  *          State - NC
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation                                    (2019-09-11): The Final HUD-1 (2019-09-11): The Final
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             in loan file to confirm third party fees listed on the HUD-1.[B] General Appraisal                                     and the Good Faith Estimate   HUD-1 and the Good Faith
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were                                  include the third party fees  Estimate include the
                                                                                                                                                                                                                                                                                                                                                                                                                                               run off an assumed value of a contract sales price or original loan amount, whichever                                  and  the Settlement Service   third party fees and
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA                                           Provider Addendum provides    the Settlement Service
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a                                       the third party vendors name  Provider Addendum
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing                                  and address. Please take note provides the third party
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.                                        per the State Specific        vendors name and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 02/XX/2007 which is XXX months                                  Requirements for loans funded address. Please take
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.                                    in the state of Rhode Island  note per the State
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 09/XX/2006.[B] Federal Compliance - (Missing                                       it is not required to include Specific Requirements
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able                                  invoices for the third party  for loans funded in the
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]                                     fee services                  state of Rhode Island it
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to                                     completed.REVIEWER - GENERAL  is not required to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if a prepayment penalty was included in the pay-off which may impact high                                    COMMENT (2019-09-11): Both    include invoices for the
                                                                                                                                                                                                                                                                                                                                                                                                                                               cost findings.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date                                    the RI Emergency and Final    third party fee services
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between                                         Regulations provide that in   completed.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor Application Date and Transaction Date used to determine rate used for                                         order for third party fees to
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated                                   be considered "bona fide and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain                                        reasonable" and excludable
                                                                                                                                                                                                                                                                                                                                                                                                                                               signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -                                       from high cost points and
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3                                    fees calculation, a fee may
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor                                   not exceed the amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)                                      actually charged by the
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -                                       applicable service provider.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable                                  Further, the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine compliance with rescission timing requirements.[B] Federal Compliance -                                   Regulations provide that all
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:                                  persons subject to the Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel was not signed by all parties whose ownership interest is                                    must maintain evidence that
                                                                                                                                                                                                                                                                                                                                                                                                                                               or will be subject to the security interest.                                                                           includes a verifiable invoice
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or substantially similar
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document with respect to bona
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      fide and reasonable fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Accordingly, SitusAMC's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      current approach is to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      include third party fees in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RI high cost points and fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      calculation unless there is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      an invoice in file to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      evidence that amount charged
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is "bona fide and reasonable"
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and does not exceed the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      amount actually charged by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the applicable service
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provider. This approach has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      been vetted with SitusAMC's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      outside counsel who has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      advised that while a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      'substantially similar
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      document' to an invoice could
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      be accepted, they would not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      permit exclusion of fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      without any documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      supporting actual amounts.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Exception remains.
835468445 XXX           $X.XX NY     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  charge exceeds 2% maximum for
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          NY.: 4% late charge exceeds 2%
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  maximum for NY.Closing / Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 03/XX/2007 which is XXX months prior to         TIL appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State   signed or initialed by borrower:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum   TIL appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a    signed or initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  borrowerFederal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not   Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  disclosure due to missing the
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   TIL itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  financed.: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            the TIL itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      financed.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due final, expected funding date to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to      date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               of $XXX.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               disbursed on 04/XX/2007, prior to three (3) business days from transaction date of    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel occurs prior to expected date(s).[B] Federal Compliance - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL was not provided to the borrower by closing.
100725729 *             $X.XX GA     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL in file    *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  indicated to be final, expected
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      funding date same as
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 03/XX/2007   borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this indicated to be final, expected application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               is a same lender refi: Original Lender was not able to be determined. Unable to       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
247407689 XXX           $X.XX NJ     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 03/XX/2007   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this final, expected funding date application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               is a same lender refi: Original Lender was not able to be determined. Unable to       date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if correct TILA rescission form was used.[B] Federal Compliance - Property  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than       that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               single family residence, state and federal testing may be impacted.[B] Federal        file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
142780442 XXX           $X.XX NJ     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 03/XX/2007 which is XXX months date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
756707283 XXX           $X.XX NY     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure within a reasonably practicable time after using credit signed nor initialed by score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 04/XX/2007 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2006.[B] State Compliance - New York Late Charge Percent Testing: Note late     date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - RESPA Disclosure -          by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
640664516 XXX           $X.XX IL     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    no evidence of Preliminary   *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  or Final Title                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 05/XX/2007   variance in payment stream- DSI
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this loan: variance in payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 12/XX/2006.[B] Federal         stream- DSI loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
874049932 XXX           $X.XX NJ     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 05/XX/2007 which is XXX months prior to consummation. A lookback was          disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    Itemization of Amount Financed.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               12/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement    Itemization of Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    Financed.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               included in the pay-off which may impact high cost findings.[B] Federal Compliance -  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type Not Provided: (Missing Data) Property Type. If property type is other   final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               than single family residence, state and federal testing may be impacted.[B] Federal   same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 06/XX/2007.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
746008511 XXX           $X.XX SC     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - Final TIL is   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   not signed or initialed by the
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     borrowers. Unclear if borrowers
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were received.: Final TIL is not run off an assumed value of a contract sales price or original loan amount, whichever signed or initialed by the
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrowers. Unclear if borrowers
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      received.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing Loan is Under disclosed due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       daily simple interest method of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 05/XX/2007 which is XXX months calculation is 30/360 per
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   audit.: Loan is Under disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 12/XX/2006.[B] Federal Compliance - (Missing      due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able method of calculation is 30/360
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]    per audit.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] State Compliance - South Carolina Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] State Compliance - South
                                                                                                                                                                                                                                                                                                                                                                                                                                               Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA Rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
314125149 XXX           $X.XX IL     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                application date located in file.  Compliance tests were run using an application     be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             date of 05/XX/2007 which is XXX months prior to consummation. A lookback was          initialed by borrower: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               12/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
657569035 XXX           $X.XX NJ     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 06/XX/2007 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  by borrower so cannot confirm if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
616540585 XXX           $X.XX MA     7/XX/2007    6/XX/2007 Primary    Refinance UTD          *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Borrower signature not dated.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 07/XX/2007.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided to the borrower by closing.
174390827 XXX           $X.XX GA     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
870645219 XXX           $X.XX GA     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Federal Compliance - Under       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  disclosure appears to be due to
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      calculation of the simple
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       interest payment stream.: Under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  disclosure appears to be due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   calculation of the simple
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 05/XX/2007   interest payment stream.
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
648316485 XXX           $X.XX NC     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/XX/2007 which is XXX months date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 02/XX/2007.[B] Federal Compliance - RESPA         that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
864261132 XXX           $X.XX NY     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Late charge   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   not allowed per state (NY) - max
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     late charge for NY is 2% - note
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were states 4%: Late charge not run off an assumed value of a contract sales price or original loan amount, whichever allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   late charge for NY is 2% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  states 4%Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 06/XX/2007 which is XXX months prior to consummation. A lookback was          appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal        borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate   final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and    initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -     Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower received.: TIL in file to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -          but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               days from transaction date of 07/XX/2007.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
521647667 XXX           $X.XX CT     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Underdisclosure due to daily
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing simple monthly payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       calculation.: Underdisclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 06/XX/2007 which is XXX months due to daily simple monthly
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   payment calculation.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 01/XX/2007.[B] Federal Compliance - (Missing      Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of   borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 07/XX/2007.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
616360293 XXX           $X.XX NY     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     charge exceeds 2% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             date of 07/XX/2007 which is XXX months prior to consummation. A lookback was          state (NY).: 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2007.[B] State Compliance - New York Late Charge Percent Testing: Note late     (NY).Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Last Rate    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Scenario between Creditor Application Date and Transaction Date used to determine     borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         Compliance - It appears
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due underdisclosure is due to to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  payment stream difference as a
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   result of interest calculation.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL It appears underdisclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge   due to payment stream difference
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is           as a result of interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]       calculation.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days    b: bFederal Compliance - TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.[B]  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.          but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
304083967 XXX           $X.XX NJ     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX same as disbursement and/or note months prior to consummation. A lookback was performed to determine this application  date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if    that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               correct TILA rescission form was used.[B] Federal Compliance - Property Type Not      file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
523643507 XXX           $X.XX NJ     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                of application date located in file.  Compliance tests were run using an application  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 06/XX/2007 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - (Missing Data)  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be date but is not signed or dated determined. Unable to determine if correct TILA rescission form was used.[B] Federal  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine  that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               if a prepayment penalty was included in the pay-off which may impact high cost        file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application due to missing             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 07/XX/2007.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
467048646 XXX           $X.XX IL     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed by all
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          required parties.: TIL appears
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  to be final but not signed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 07/XX/2007 which is XXX months prior to         all required parties.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 02/XX/2007.[B] Federal Compliance - Property Type Not       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   disbursement and /or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due disbursement and /or note date to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
600378885 XXX           $X.XX IL     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 07/XX/2007   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 02/XX/2007.[B] Federal         same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing         that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
140585333 XXX           $X.XX NJ     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary of Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrowerFederal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 07/XX/2007   in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 02/XX/2007.[B] Federal         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing         borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Notice of Right To Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
443200964 XXX           $X.XX NY     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 5% late       *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  charge exceeds 2% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      state (NY) law: 5% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  (NY) lawClosing / Title - TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 07/XX/2007   expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.[B] State Compliance - New York Late Charge Percent Testing: Note    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Last    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Case Scenario between Creditor Application Date and Transaction Date used to          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -  Missing  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
781124205 XXX           $X.XX NY     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably            charge exceeds 2% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial    state (NY.): 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Loan Application Test: No evidence of application date located in file.  Compliance   exceeds 2% maximum per state
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           tests were run using an application date of 07/XX/2007 which is XXX months prior to   (NY.)Closing / Title - TIL
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              consummation. A lookback was performed to determine this application date.  The final appears to be final but not
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                date used for testing was 02/XX/2007.[B] State Compliance - New York Late Charge      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business       initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated         Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due disbursement and/or note date to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest disbursement and/or note date is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.                                              borrower received.
587279123 XXX           $X.XX NJ     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date   borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                located in file.  Compliance tests were run using an application date of 08/XX/2007   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 03/XX/2007.[B] Federal         same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - Property Type Not Provided:         that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, file indicated to be final, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
256576921 XXX           $X.XX GA     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 08/XX/2007   Variance due to DSI.: Variance
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this due to DSI.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 03/XX/2007.[B] Federal         TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property    final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               type is other than single family residence, state and federal testing may be          same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement  date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application due to missing             file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is           borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
864471224 XXX           $X.XX NJ     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          initial by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 08/XX/2007 which is XXX months prior to         signed nor initial by
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 03/XX/2007.[B] Federal Compliance - (Missing Data) Unable   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine  date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               if a prepayment penalty was included in the pay-off which may impact high cost        by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               findings.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
172605296 XXX           $X.XX NJ     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 03/XX/2007.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Borrower signature not dated.[B] Closing / Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.
307686754 XXX           $X.XX IL     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 03/XX/2007.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
480814756 XXX           $X.XX NJ     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2007 which is XXX months date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 03/XX/2007.[B] Federal Compliance - (Missing      that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
606607795 XXX           $X.XX NJ     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL in file    *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  indicated to be final, expected
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      funding date same as
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 08/XX/2007   borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 03/XX/2007.[B] Federal         funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
272691395 XXX           $X.XX MD    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 09/XX/2007 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - Property Type   same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single     date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               family residence, state and federal testing may be impacted.[B] Federal Compliance -  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business       file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated         expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower so cannot confirm that to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
580498568 XXX           $X.XX NJ    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 09/XX/2007 which is XXX itemization of amount financed.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application  Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.  The final date used for testing was 04/XX/2007.[B] Federal Compliance -        disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               not able to be determined. Unable to determine if correct TILA rescission form was    financed.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               used.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal       final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due that borrower received.: TIL in to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to      expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Borrower signature not dated.[B] Closing / Title - (Doc Error) TIL  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - Final TIL borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of    borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
133522712 XXX           $X.XX NJ    11/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 10/XX/2007   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 05/XX/2007.[B] Federal         same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - Property Type Not Provided:         that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, file indicated to be final, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.
417750816 XXX           $X.XX MA    11/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] State    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit       borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document  Under-disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               or worksheet indicating how the lender determined that the home loan is in the        due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: calculation on loan.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Missing Initial   Under-disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 10/XX/2007 which is XXX months prior to   calculation on loan.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - Property Type Not Provided:         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, but is not signed or dated by state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower so cannot confirm that to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.
380033284 XXX           $X.XX MA    11/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 3% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    state (MA).: 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   exceeds 3% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet      (MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                               indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Miscellaneous Compliance - Missing Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure and fee(s) were paid to affiliate.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
444459166 XXX           $X.XX NJ     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 12/XX/2007   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this final, expected funding date application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan  same as disbursement date but is
                                                                                                                                                                                                                                                                                                                                                                                                                                               is a same lender refi: Original Lender was not able to be determined. Unable to       not signed or dated by borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if correct TILA rescission form was used.[B] Federal Compliance - Property  so cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than       received.: TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                               single family residence, state and federal testing may be impacted.[B] Federal        to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement date same as disbursement date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL signed by all required parties is blank[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.
448807262 XXX           $X.XX NJ    12/XX/2007   11/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]        borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 11/XX/2007 which is XXX months prior to consummation. A lookback was          same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  that borrower received.: TIL in if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.
299057662 XXX           $X.XX IL    12/XX/2007   11/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 11/XX/2007 which is XXX months prior to         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 06/XX/2007.[B] Federal Compliance - (Missing Data) Unable   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property    date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               type is other than single family residence, state and federal testing may be          by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement  that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application due to missing             disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 12/XX/2007.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
855596065 XXX           $X.XX ME     2/XX/2008    1/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  Under-disclosure is payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 01/XX/2008 which is XXX months prior to consummation. A lookback was          stream related. Discrepancy is
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    caused by the calculation of
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   payments versus reflection of
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  payments within the Final TIL.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last Under-disclosure is payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst     stream related. Discrepancy is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Case Scenario between Creditor Application Date and Transaction Date used to          caused by the calculation of
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -  Missing  payments versus reflection of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       payments within the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   TIL.Federal Compliance - TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.
586741754 XXX           $X.XX NY     2/XX/2008    1/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Late charge   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   not allowed per state (NY) - max
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  late charge for NY is 2% - note
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide states 4%: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure within a reasonably practicable time after using credit allowed per state (NY) - max score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  late charge for NY is 2% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     states 4%Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 01/XX/2008 which is XXX months prior to consummation. A lookback was          appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2007.[B] State Compliance - New York Late Charge Percent Testing: Note late     borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to    final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if loan is a same lender refi: Original Lender was not able to be           initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
780832002 XXX           $X.XX NJ     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary of Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 02/XX/2008 which is XXX months prior to         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 09/XX/2007.[B] Federal Compliance - RESPA Disclosure -      variance in payment stream- DSI
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     loan: variance in payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          stream- DSI loanFederal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               of $XXX.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               closing.                                                                              disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
636716364 XXX           $X.XX NJ     5/XX/2008    4/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]     appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           Federal Compliance - Missing Initial Loan Application Test: No evidence of            signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              application date located in file.  Compliance tests were run using an application     borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                date of 04/XX/2008 which is XXX months prior to consummation. A lookback was          TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - (Missing Data)  final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be same as disbursement and/or note determined. Unable to determine if correct TILA rescission form was used.[B] Federal  date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               if a prepayment penalty was included in the pay-off which may impact high cost        that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               findings.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal       expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
574803376 XXX           $X.XX SC     6/XX/2008    5/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance -             *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of   Underdisclosure due to daily
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal     simple monthly payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were calculation.: Underdisclosure run off an assumed value of a contract sales price or original loan amount, whichever due to daily simple monthly
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   payment calculation.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 05/XX/2008 which is XXX months prior to consummation. A lookback was          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - Property Type   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               family residence, state and federal testing may be impacted.[B] Federal Compliance -  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] State          but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               South Carolina Home Loan: Borrower not provided with a document specifying the agency borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               designated to receive complaints or inquiries about the origination and making of the loan.[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
744386999 XXX           $X.XX SC     4/XX/2002    3/XX/2002 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2002, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2002.
360825521 XXX           $X.XX NY     6/XX/2002    5/XX/2002 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 days
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2002 used as disbursement date for compliance testing.[B] General Appraisal     required by state (NY) law: 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were day grace period is less than 15 run off an assumed value of a contract sales price or original loan amount, whichever days required by state (NY) law applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2002, prior to three (3) business days from transaction date of 06/XX/2002.
481082682 XXX           $X.XX NY     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 grace      *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period is less than 15 day                                                                                            Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   minimum per state of NY.: 10
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          minimum per state of NY.State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of    exceeds maximum 2% per state of
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement NY.: 5% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   maximum 2% per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
592776135 XXX           $X.XX NY    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Min per state *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   is 15 and HELOC agreement only
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     has 10: Min per state is 15 and
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were HELOC agreement only has 10State run off an assumed value of a contract sales price or original loan amount, whichever Compliance - Late charge max per
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   state is 2% and Lender has 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  10 dollars.: Late charge max per
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 09/XX/2007 which is XXX months prior to consummation. A lookback was          state is 2% and Lender has 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    10 dollars.
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2007.[B] State Compliance - New York Late Charge Grace Period Testing: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               grace period less than minimum per state.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
461712909 XXX           $X.XX NY     4/XX/2008    3/XX/2008 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests General Appraisal Requirements - *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  Appraisal not provided in the
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Billing Rights   file.: Appraisal not provided in
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"        the file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower at time of account opening.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                                                                                                                                                                                                                                               and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
452172703 XXX           $X.XX NY    10/XX/2008    9/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  min not allowed per state (NY) -
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          min grace period for NY is 15
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  days - note states 10: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 09/XX/2008 which is XXX months prior to         period min not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final (NY) - min grace period for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 04/XX/2008.[B] State Compliance - New York Late Charge      is 15 days - note states 10State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] State         Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum   exceeds 2%  maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a    NY: 5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  maximum per state NY if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 10/XX/2008.
632433537 XXX           $X.XX NJ     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Ten (10) day  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   grace period for the late charge
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          does not conform with 15 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a minimum per state (NJ) Regs.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           Ten (10) day grace period for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor    the late charge does not conform
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure within a reasonably practicable time    with 15 day minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               after using credit score.[B] Federal Compliance - Missing Initial Loan Application    (NJ) Regs.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run     There is not a signed RTC in
                                                                                                                                                                                                                                                                                                                                                                                                                                               using an application date of 12/XX/2006 which is XXX months prior to consummation. A  file: There is not a signed RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.[B] Federal Compliance -    in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
810748360 XXX           $X.XX NJ     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Grace period  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   not allowed per state (NJ) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          grace period for NJ is 15 days -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  note states 10 days.: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance         period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   (NJ) - min grace period for NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 04/XX/2006 which is XXX months prior to consummation. A lookback was          days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
411064616 XXX           $X.XX MA     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state of MA.: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state of MA.
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note grace period less than minimum per state.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.
265239144 XXX           $X.XX MA     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             document or worksheet indicating how the lender determined that the home loan is in   minimum per state (MA.): 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge     grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] Federal       minimum per state (MA.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
410399716 XXX           $X.XX KY     9/XX/2003    7/XX/2003 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely:  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.
378183097 XXX           $X.XX CO    10/XX/2003    9/XX/2003 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Other
451396454 XXX           $X.XX OH     1/XX/2005   12/XX/2004 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
112552245 XXX           $X.XX UT     3/XX/2005    3/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                            in file.
275453465 XXX           $X.XX IL    10/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely:  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
873414368 XXX           $X.XX NJ     4/XX/2005    3/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   did not provide FACTA Credit Score Disclosure.
458057300 XXX           $X.XX NY     6/XX/2005    2/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
316676942 XXX           $X.XX CO     6/XX/2005    5/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2005.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
888755917 XXX           $X.XX OH     2/XX/2005    1/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.
282472275 XXX           $X.XX NY    12/XX/2004   11/XX/2004 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC):   State Compliance - 5% late       *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from     charge excess maximu of 2% per
                                                                                                                                                                                                                                                                                                                                                                                                                                               Itemization used in any federal, state, and local high cost testing[B] Federal        state - NY.: 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   excess maximu of 2% per state -
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 11/XX/2004   NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
383200054 XXX           $X.XX MA     1/XX/2005   12/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to   *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date.[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.
170298528 XXX           $X.XX NM     6/XX/2005    5/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.
850869389 XXX           $X.XX CT     6/XX/2005    5/XX/2005 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003
339424465 XXX           $X.XX NY    10/XX/2005    9/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2005.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
207054664 XXX           $X.XX NY    11/XX/2005   11/XX/2005 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
564746614 XXX           $X.XX NY     3/XX/2006   11/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                   *                                *                             *                        *                  *          -
528004282 XXX           $X.XX IL     8/XX/2005    7/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.
125391178 XXX           $X.XX MA     8/XX/2005    6/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment     State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months  Prepayment charge not allowed
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           interest.                                                                             per state {MA) - max prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     charge for MA ARM loan is 0%-
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     note states $350 during the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     first 5 years. Lender is XXX.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     PPP Expired. Prepayment charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     not allowed per state {MA) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment charge for MA ARM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loan is 0%- note states $350
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     during the first 5 years. Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     is XXX.
793569102 XXX           $X.XX IN     8/XX/2005    7/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           date of 07/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2005.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
518022449 XXX           $X.XX CA     8/XX/2005    7/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type.
702457752 XXX           $X.XX NY    12/XX/2005   10/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               12/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
181442869 XXX           $X.XX NY    12/XX/2005   11/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2005.
563226110 XXX           $X.XX NY     1/XX/2006   12/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2005.
231198666 XXX           $X.XX IL     3/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2005.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
652539721 XXX           $X.XX MD     6/XX/2006    3/XX/2006 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
511370219 XXX           $X.XX NY    11/XX/2005   11/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
207516343 XXX           $X.XX MA    10/XX/2005   10/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2005.
465288628 XXX           $X.XX MA    11/XX/2005   10/XX/2005 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
190153060 XXX           $X.XX IL    12/XX/2005   11/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      did not provide FACTA Credit Score Disclosure.
503070948 XXX           $X.XX CO    12/XX/2005   11/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2005.
572971257 XXX           $X.XX MA     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide Affiliated Business Arrangement Disclosure to borrower.
605166606 XXX           $X.XX NJ     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Other
617712241 XXX           $X.XX IL     2/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
840243637 XXX           $X.XX NY     3/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.
444414706 XXX           $X.XX NY     3/XX/2006    3/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           Federal Compliance - TIL         *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: itemization did not disclose a
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Creditor did not provide Affiliated Business Arrangement Disclosure to applicant      recording service fee of $150 as
                                                                                                                                                                                                                                                                                                                                                                                                                                               within three (3) business days of application.[B] Federal Compliance - Final TIL      prepaid finance charge.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of    itemization did not disclose a
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.  recording service fee of $150 as prepaid finance charge.
690050255 XXX           $X.XX IL     5/XX/2006    5/XX/2006 Primary    Refinance Rate/Term    *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
359979324 XXX           $X.XX IL     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           practicable time after using credit score.[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2006.
600505911 XXX           $X.XX NY     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide Affiliated Business Arrangement Disclosure to borrower.
105227006 XXX           $X.XX NJ     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
462002647 XXX           $X.XX MA     4/XX/2006    3/XX/2006 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.
                                                                                                                                                                                            in file.
236465944 XXX           $X.XX NY     3/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure to borrower.
371284573 XXX           $X.XX MA     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title
                                                                                                                                                                                            in file.
635970940 XXX           $X.XX OH     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - PPP expired.  *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                did not provide FACTA Credit Score Disclosure.[B] State Compliance - Ohio Alternate   Prepayment charge not allowed
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an              per state (OH)- 2nd mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               impermissible prepayment penalty which allows for a prepayment penalty on a refinance ARM/Fixed loan as it allows for by the same lender. (applies only to Second Mortgage Loan Act registrants)[B] Federal PPP on refinance by same lender-
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        note states 1%,1%,1%. Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    XXX.: PPP expired. Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated       charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   (OH)- 2nd mortgage ARM/Fixed
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement       loan as it allows for PPP on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.                refinance by same lender- note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     states 1%,1%,1%. Lender is XXX.
759509177 XXX           $X.XX NJ     4/XX/2006    4/XX/2006 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003
473190712 XXX           $X.XX TX     4/XX/2006    3/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
233808425 XXX           $X.XX MN     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Minnesota Late Charge Percent and Amount Testing: Unable to    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   determine if late charge exceeds state maximum due to missing information.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
118858684 XXX           $X.XX NY    11/XX/2005   10/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                        application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2005.
132257159 XXX           $X.XX IL    11/XX/2005   10/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 10/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 05/XX/2005.
661267958 XXX           $X.XX NY     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment   State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal   Prepayment charge not allowed
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        per state (NY) - max prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    charge for NY 2nd lien loan is
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.                                                             0% - A borrower of a junior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mortgage loan must be permitted
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     to prepay the loan in whole or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in part without penalty - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     states 1% on balance in excess
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of 20% of the original principal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     amount if prepaid in the first
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     12 months. Lender is XXX.: PPP
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Expired. Prepayment charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment charge for NY 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     lien loan is 0% - A borrower of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     a junior mortgage loan must be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     permitted to prepay the loan in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     whole or in part without penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     - note states 1% on balance in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     excess of 20% of the original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     principal amount if prepaid in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the first 12 months. Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     XXX.
763216009 XXX           $X.XX NY     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                            file.                                                                                                                                                                                                                                              Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
703989509 XXX           $X.XX CT     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
411715352 XXX           $X.XX CT     1/XX/2006   12/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [B] Closing / Title - Security           *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                            Instrument is not on a FNMA/FHLMC form                                                                                                                                                                                                             did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                            and does not contain the following                                                                                                                                                                                                                 Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            clauses:: ___                                                                                                                                                                                                                                      Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
771241103 XXX           $X.XX MA     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note late charge exceeds maximum per state.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used
                                                                                                                                                                                                                                                                                                                                                                                                                                               on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
345095859 XXX           $X.XX NJ     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation
202218826 XXX           $X.XX NY     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment   *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
326948488 XXX           $X.XX NY     4/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment   State Compliance - PPP expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Penalty:  Prepayment penalty not permissible on a subordinate lien loan.              Prepayment penalty not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     on subordinate liens per State
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (NY). Lender is XXX.: PPP
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expired.  Prepayment penalty not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     allowed on subordinate liens per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     State (NY). Lender is XXX.
159378873 XXX           $X.XX NJ     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.
695582856 XXX           $X.XX CT     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Other
724948279 XXX           $X.XX CT     5/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same   *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
403543753 XXX           $X.XX CT     4/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Other
619401352 XXX           $X.XX NY     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   *                                SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR HUD
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any                                            (2019-08-05): "The issue      (2019-08-05): "The issue                               Deficiency
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicable Federal, State or Local compliance testing.                                                                 cited has either been         cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      resolved or was determined to resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not be an exception as noted. determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The loan file contains the    exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final HUD-1 stamped ""Final   loan file contains the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD-1.""  Supporting          Final HUD-1 stamped
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Documents uploaded            ""Final HUD-1.""
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      as:XXX."REVIEWER - GENERAL    Supporting Documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT (2019-08-30): Client  uploaded as:XXX."
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided a HUD-1 dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      7/25/2006 with certified true
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      stamp however property is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      located in the state of New
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      York which is a non escrow
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      state and requires the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      borrowers signature to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      satisfy the exception.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Exception remains for Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Final HUD-1: HUD-1 Not Signed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      or Stamped used for any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      applicable Federal, State or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Local compliance testing.
264855692 XXX           $X.XX NY     8/XX/2006    7/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        Prepayment charge not allowed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       second mortgage per state {NY) -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/XX/2006 which is XXX months note states 6 months interest on
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   80% of the original UPB. Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 02/XX/2006.[B] State Compliance - New York        is XXX.: PPP Expired. Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not  charge not allowed on second
                                                                                                                                                                                                                                                                                                                                                                                                                                               permissible on a subordinate lien loan.[B] Federal Compliance - RESPA Disclosure -    mortgage per state {NY) - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     states 6 months interest on 80%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          of the original UPB. Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.
652091435 XXX           $X.XX NY     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
205248936 XXX           $X.XX OH     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Document: Missing Final 1003
661002674 XXX           $X.XX IL     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2006.
583128473 XXX           $X.XX CO     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2006.
524888124 XXX           $X.XX NY    12/XX/2006    9/XX/2006 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
508484870 XXX           $X.XX NJ    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Lending Act (HELOC): Credit Agreement not provided to borrower at time of account
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
289121009 XXX           $X.XX IN    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Indiana Prepayment Penalty Second Lien Test: Indiana           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Prepayment Penalty: Prepayment penalty not permissible on a refinance by the same lender.
483898526 XXX           $X.XX NJ    10/XX/2006   10/XX/2006 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
601834175 XXX           $X.XX CT    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation
464344853 XXX           $X.XX OK    11/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business     *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
236473878 XXX           $X.XX SC    11/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
282471214 XXX           $X.XX MA    11/XX/2006   11/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - No          *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                application date located in file.  Compliance tests were run using an application     affiliate fees collected on
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           date of 11/XX/2006 which is XXX months prior to consummation. A lookback was          HUD.: No affiliate fees
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    collected on HUD.
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2006.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
713272155 XXX           $X.XX NJ    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.
377512824 XXX           $X.XX NY    12/XX/2006   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business     *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
585988622 XXX           $X.XX CA    11/XX/2006   11/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - California Prepayment Penalty ARM Test: California Prepayment  State Compliance - We do not     *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty:  Interest rate increase may be invalid due to borrower not being permitted   collect licensing information
                                                                                                                                                                                                                                                                                                                                                                                                                                               to prepay the loan without penalty within 90 days of notification of any increase in  from the originating lender,
                                                                                                                                                                                                                                                                                                                                                                                                                                               the interest rate, depending on the lender's license type.[B] Federal Compliance -    therefore this information is
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC):      not applicable.: We do not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Agreement not provided to borrower at time of account opening.[B] Federal      collect licensing information
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in     from the originating lender,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of  therefore this information is
                                                                                                                                                                                                                                                                                                                                                                                                                                               account opening.                                                                      not applicable.
556978848 XXX           $X.XX OH    12/XX/2006   12/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment         *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second
                                                                                                                                                                                                                                                                                                                                                                                                                                               Mortgage Loan Act registrants)
266105806 XXX           $X.XX IN     1/XX/2007    1/XX/2007 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
857750365 XXX           $X.XX NY     4/XX/2007    1/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
735929730 XXX           $X.XX IL    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Borrower signature not dated.[B] Federal Compliance - TILA - Incorrect Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                               DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                               Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
573905719 XXX           $X.XX CT     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.
227459568 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2006.
173679144 XXX           $X.XX NY     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2007.
671057580 XXX           $X.XX CT     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  a Preliminary or Final                                                                                                                                                                                    application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            in file.                                 Title.                                                                                                                                                                                                    date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
219633221 XXX           $X.XX NY     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2006.[B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan;
                                                                                                                                                                                                                                                                                                                                                                                                                                               however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
443077943 XXX           $X.XX NY     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Other
749901240 XXX           $X.XX CO     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                   *                                *                             *                        *                  *          -
                                                                       Debt Consolidation
486049739 XXX           $X.XX AL     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2006.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
323087526 XXX           $X.XX UT     4/XX/2007    3/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
231788925 XXX           $X.XX NJ     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing:  Federal Compliance - Some Fees   SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local  and Payees are illegible.        (2019-08-05): The issue cited (2019-08-05): The issue                                Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on  Compliance testing may not be    has either been resolved or   cited has either been                                  (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not   accurate due to fees captured.:  was determined to not be an   resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                                                               obtain signature on Affiliated Business Arrangement Disclosure.                       Some Fees and Payees are         exception as noted. We have   determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     illegible. Compliance testing    attached a copy of the fully  exception as noted. We
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     may not be accurate due to fees  executed final HUD from       have attached a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     captured.                        origination. Supporting       the fully executed final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      documents have been uploaded  HUD from origination.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      as XXX.REVIEWER - GENERAL     Supporting documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT (2019-08-05): Final   have been uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD-1 provided for review but XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is the same illegible copy we
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      already have in file. Please
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provide legible Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      for review. Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      remains.
291360920 XXX           $X.XX IL     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
528683096 XXX           $X.XX IL     4/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2007.
356416410 XXX           $X.XX MA     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - Payoff Statement Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
371483673 XXX           $X.XX UT     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               12/XX/2006.
537309942 XXX           $X.XX IL     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
283189584 XXX           $X.XX TX     6/XX/2007    5/XX/2007 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
171693912 XXX           $X.XX NY     6/XX/2007    5/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               obtain signature on Affiliated Business Arrangement Disclosure.
236805700 XXX           $X.XX NY     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment   *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.
578696261 XXX           $X.XX CT     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007.
171422214 XXX           $X.XX NY     3/XX/2007    2/XX/2007 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
541638145 XXX           $X.XX AZ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
364887996 XXX           $X.XX NJ     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Lenders late  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   fee exceeds both percent and
                                                                                                                                                                                                                                                                                                                                                                                                                                               period less than 15 days.[B] Federal Compliance - FACTA Disclosure Missing: FACTA     grace period. Lender is charging
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   10% after 10 days: Lenders late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature fee exceeds both percent and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date. Unable to determine compliance with rescission timing requirements.[B] Federal  grace period. Lender is charging
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender     10% after 10 days
                                                                                                                                                                                                                                                                                                                                                                                                                                               Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
354973341 XXX           $X.XX NJ     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Other
624921371 XXX           $X.XX NY     6/XX/2007    5/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 05/XX/2007.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
145674055 XXX           $X.XX KY     3/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.
                                                                                                                                                                                            in file.
570650915 XXX           $X.XX NY     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): "Important Terms" disclosure not provided to borrower at application.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days of application.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
287233798 XXX           $X.XX OH     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                               Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                                                                                                                                                                                                                                                                                                                                                               Document not retained by lender.[B] State Compliance - Ohio Consumer Sales Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not receive the required Closing Disclosure.[B] State Compliance - Ohio Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                               Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)
560425064 XXX           $X.XX NY     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2006.
737944766 XXX           $X.XX CO     4/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the security instrument without receiving a written notice that informs them of their obligations under the loan.[B] State Compliance - Colorado Consumer Credit Code (Choice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days of application.
814213647 XXX           $X.XX NY     4/XX/2007    3/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 03/XX/2007.
681775943 XXX           $X.XX MA     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
798638625 XXX           $X.XX NJ     5/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely:  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.
504211838 XXX           $X.XX CT     2/XX/2007    1/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                            in file.[B] Closing / Title - Security                                                                                                                                                                                                             Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Instrument is not on a FNMA/FHLMC form                                                                                                                                                                                                             Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            and does not contain the following                                                                                                                                                                                                                 were run using an application date of 01/XX/2007 which is XXX months prior to
                                                                                                                                                                                            clauses:: ___                                                                                                                                                                                                                                      consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
448748146 XXX           $X.XX NY     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  preliminary or final title.                                                                                                                                                                               application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2006.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
856095554 XXX           $X.XX CT     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - Spouse signed  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc     the Security doc 0099 and the
                                                                                                                                                                                            in file.[B] Closing / Title - Security                                                                                                                                                                                                             Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan          Right to Cancel doc 0079 but not
                                                                                                                                                                                            Instrument is not on a FNMA/FHLMC form                                                                                                                                                                                                             Application Test: No evidence of application date located in file.  Compliance tests  the TIL: Spouse signed the
                                                                                                                                                                                            and does not contain the following                                                                                                                                                                                                                 were run using an application date of 01/XX/2007 which is XXX months prior to         Security doc 0099 and the Right
                                                                                                                                                                                            clauses:: ___                                                                                                                                                                                                                                      consummation. A lookback was performed to determine this application date.  The final to Cancel doc 0079 but not the
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 08/XX/2006.[B] Federal Compliance - (Missing Data) Unable   TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
210610105 XXX           $X.XX IL     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 6% late       *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 5% in the state
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -    of IL.: 6% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.[B]  5% in the state of IL.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007.
318828765 XXX           $X.XX MA     5/XX/2007    3/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment     State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty:  Loan contains an impermissible prepayment penalty; however Note or Prepay   Prepayment penalty does not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Addendum provides specific language that prepay will not exceed maximum permitted by  provide specific language that
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated Business        prepay will not exceed maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      permitted by state (MA) law.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure  Lender is XXX.: PPP Expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application.                           Prepayment penalty does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     provide specific language that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepay will not exceed maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     permitted by state (MA) law.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Lender is XXX.
441829813 XXX           $X.XX NY     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
310937203 XXX           $X.XX NY     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.
127078232 XXX           $X.XX NY     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
216283698 XXX           $X.XX NJ     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           date of 04/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
378906054 XXX           $X.XX KY     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide Affiliated Business Arrangement Disclosure to borrower.
101054026 XXX           $X.XX CO     4/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Other
502575410 XXX           $X.XX OH     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                               Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                                                                                                                                                                                                                                                                                                                                                               Document not retained by lender.[B] State Compliance - Ohio CSPA Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.[B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty:  Prepayment penalty not permissible on a refinance. (XXXXXXXXXXX)
418594956 XXX           $X.XX IL     4/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.
525123100 XXX           $X.XX CT     5/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application.
523047704 XXX           $X.XX IL     5/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                   *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title in file.
245674001 XXX           $X.XX NY     6/XX/2007    6/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment   *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application.
321129927 XXX           $X.XX TN     5/XX/2007    5/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application.
480943151 XXX           $X.XX CT     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        Federal Compliance - TIL         *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date   itemization did not disclose a
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 04/XX/2007   loan discount fee of $41.94 as
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this prepaid finance charge.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 11/XX/2006.[B] Federal         itemization did not disclose a
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        loan discount fee of $41.94 as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      prepaid finance charge.
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                               In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $XXX in the amount of $XXX.
115277358 XXX           $X.XX NJ     5/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
824890625 XXX           $X.XX NJ     5/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.
216170786 XXX           $X.XX IL     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
227184966 XXX           $X.XX CO     5/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.
284290442 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period and 10% late charge does
                                                                                                                                                                                                                                                                                                                                                                                                                                               period less than 15 days.[B] Federal Compliance - Missing Initial Loan Application    not meet 15 day minimum grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run     period and 5% maximum late
                                                                                                                                                                                                                                                                                                                                                                                                                                               using an application date of 02/XX/2007 which is XXX months prior to consummation. A  charge per state (NJ).: 10 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.  The final date used for   grace period and 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing was 02/XX/2007.[B] Federal Compliance - Payoff Statement Missing: Missing     does not meet 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Payoff Statement: Unable to determine if a prepayment penalty was included in the     grace period and 5% maximum late
                                                                                                                                                                                                                                                                                                                                                                                                                                               pay-off which may impact high cost findings.[B] Federal Compliance - Right of         charge per state (NJ).Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to       Compliance - Unable to verify
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Federal Compliance -     due to missing Itemization.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance    Unable to verify due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount Itemization.
                                                                                                                                                                                                                                                                                                                                                                                                                                               of $XXX.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
415540248 XXX           $X.XX NY     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Other
209984542 XXX           $X.XX NY     5/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
220247634 XXX           $X.XX CT     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.
790229984 XXX           $X.XX IL     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
530454330 XXX           $X.XX MA     6/XX/2007    5/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Creditor did not provide
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
111094661 XXX           $X.XX IL     7/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
686916111 XXX           $X.XX NJ     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.
145267944 XXX           $X.XX IL     6/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.
391953317 XXX           $X.XX NJ     7/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 07/XX/2007.
201937634 XXX           $X.XX NY     6/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                                                               Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.
223603970 XXX           $X.XX OH     6/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2007.[B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second
                                                                                                                                                                                                                                                                                                                                                                                                                                               Mortgage Loan Act registrants)[B] State Compliance - Ohio Consumer Sales Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's
                                                                                                                                                                                                                                                                                                                                                                                                                                               ability to repay not verified with reliable documentation.[B] State Compliance - Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
526505223 XXX           $X.XX IL     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [B] Closing / Title - Note is not on a   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge exceeds State Compliance - 10% late      *                             *                        *                  *          -
                                                                       Other                                                                                                                FNMA/FHLMC form and does not contain the                                                                                                                                                                                                           maximum per state.[B] Federal Compliance - Missing Initial Loan Application Test: No  charge exceeds 5%  maximum per
                                                                                                                                                                                            standard Due on Sale clause.                                                                                                                                                                                                                       evidence of application date located in file.  Compliance tests were run using an     state IL: 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date of 04/XX/2007 which is XXX months prior to consummation. A lookback  exceeds 5%  maximum per state IL was performed to determine this application date.  The final date used for testing was 11/XX/2006.
647280278 XXX           $X.XX CA     6/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    Files does not contain       *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  either Preliminary or Final                                                                                                                                                                               refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                 Title                                                                                                                                                                                                     TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide Affiliated Business Arrangement Disclosure to borrower.
842035384 XXX           $X.XX NY     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
375307931 XXX           $X.XX CT     7/XX/2007    6/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007 used as disbursement date for compliance testing.
193525185 XXX           $X.XX IL     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2,
                                                                                                                                                                                                                                                                                                                                                                                                                                               5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
243142276 XXX           $X.XX NY     6/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days of application.[B] Federal Compliance - TILA - Incorrect Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor.  The G-5 or H-8 form was used, the G-7 form should have been used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               occurs prior to expected date(s).
742568264 XXX           $X.XX OH     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment   *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second
                                                                                                                                                                                                                                                                                                                                                                                                                                               Mortgage Loan Act registrants)[B] State Compliance - Ohio Consumer Sales Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Mortgage Loan Information Document not retained by lender.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
327903367 XXX           $X.XX IL     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.
129546005 XXX           $X.XX NJ     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
212001822 XXX           $X.XX NY     6/XX/2007    6/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
529279161 XXX           $X.XX CT     7/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
397390654 XXX           $X.XX NY     7/XX/2007    6/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2007.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.
813653199 XXX           $X.XX KY     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Other
525129548 XXX           $X.XX CO     7/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
708498916 XXX           $X.XX IL     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
505158030 XXX           $X.XX CT     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
489014634 XXX           $X.XX IL     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
635971437 XXX           $X.XX NJ     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2007.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
819337324 XXX           $X.XX SC     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.[B] State Compliance - South Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
627037669 XXX           $X.XX NJ     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide Affiliated Business Arrangement Disclosure to borrower.
370204609 XXX           $X.XX NJ     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
232485861 XXX           $X.XX NY     5/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - PPP expired.  *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Document: Missing Final 1003                                                                                                                                                                                                                       application date located in file.  Compliance tests were run using an application     Prepayment penalty not
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 05/XX/2007 which is XXX months prior to consummation. A lookback was          permissible on a subordinate
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    lien loan. The Note states if
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2007.[B] State Compliance - New York Prepayment Penalty Junior Lien: New York   the Borrower makes a full or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien         partial prepayment within the
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    first 3 years of more than 20%
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if    of the OPB a prepayment charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               correct TILA rescission form was used.                                                equal to 6 months advance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     interest of the amount prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in excess of 20% of the OPB. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Lender is XXX.: PPP expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Prepayment penalty not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     permissible on a subordinate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     lien loan. The Note states if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the Borrower makes a full or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     partial prepayment within the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     first 3 years of more than 20%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of the OPB a prepayment charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     equal to 6 months advance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     interest of the amount prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in excess of 20% of the OPB. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Lender is XXX.
683665269 XXX           $X.XX MA     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.[B] Federal Compliance - Incorrect Right To Cancel Form
                                                                                                                                                                                                                                                                                                                                                                                                                                               Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
511243705 XXX           $X.XX MA     7/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation
442667441 XXX           $X.XX NJ     7/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
810568915 XXX           $X.XX CO     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the security
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           instrument without receiving a written notice that informs them of their obligations under the loan.[B] State Compliance - Colorado Consumer Credit Code (Choice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Insurance and Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided): Colorado Consumer Credit Code:  Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements).[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application.
404534570 XXX           $X.XX NY     8/XX/2007    7/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment   State Compliance - PPP expired.  *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal   Prepayment penalty not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        permissible on a subordinate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did   lien loan. The Notes states if
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business Arrangement Disclosure to applicant within three (3)  the Borrower makes a full
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application.                                                         prepayment in the first 12
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     months after the date of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loan the prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     shall equal 6 months advance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     interest on the amount prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that exceeds 20% of the OPB. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Lender is XXX.: PPP expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Prepayment penalty not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     permissible on a subordinate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     lien loan. The Notes states if
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the Borrower makes a full
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment in the first 12
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     months after the date of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loan the prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     shall equal 6 months advance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     interest on the amount prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that exceeds 20% of the OPB. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Lender is XXX.
764787043 XXX           $X.XX NY     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation
155299886 XXX           $X.XX IL     7/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
431019949 XXX           $X.XX CT     8/XX/2007    7/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
149451845 XXX           $X.XX NY     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
840034332 XXX           $X.XX NJ     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
485229108 XXX           $X.XX IN     9/XX/2007    8/XX/2007 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
201526047 XXX           $X.XX IL     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
277086527 XXX           $X.XX OR     8/XX/2007    7/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2007.
179482991 XXX           $X.XX NJ     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
640144839 XXX           $X.XX NY     8/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days of application.
516773469 XXX           $X.XX SC     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                               South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                                                                                                                                                                                                                                               Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the
                                                                                                                                                                                                                                                                                                                                                                                                                                               H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
348080757 XXX           $X.XX IN     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation
134275008 XXX           $X.XX NY     9/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.
614194770 XXX           $X.XX NJ     9/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
562457748 XXX           $X.XX NJ    10/XX/2007    9/XX/2007 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
251467085 XXX           $X.XX IL    10/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.
223127176 XXX           $X.XX CT    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.
581842191 XXX           $X.XX NM    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation
843068757 XXX           $X.XX NY    11/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment   State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal   Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final   per state of NY - No prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX   penalties are permissible in the
                                                                                                                                                                                                                                                                                                                                                                                                                                               in the amount of $XXX.                                                                state of NY on junior liens -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     note states 6 months interest on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     amount over 20% of original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     balance in the first 12 months -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Lender is XXX.: PPP Expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     per state of NY - No prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     penalties are permissible in the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     state of NY on junior liens -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     note states 6 months interest on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     amount over 20% of original
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     balance in the first 12 months -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Lender is XXX.Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     - TIL itemization did not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disclose a Recording fee of $300
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     as prepaid finance charge.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     itemization did not disclose a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Recording fee of $300 as prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     finance charge.
832352401 XXX           $X.XX NY    10/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC):   *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                                                                                                                                                                                                                                               and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days of application.
135455926 XXX           $X.XX UT    11/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation
334839701 XXX           $X.XX IL    10/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
500624324 XXX           $X.XX NY    11/XX/2007   10/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
783045959 XXX           $X.XX MA    12/XX/2007   11/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment     State Compliance - Until         *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months  November 7, 2004, the following
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a     Massachusetts prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  limitations apply to first
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement    lienmortgages on 1-3 family
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was    owner-occupied dwellings.
                                                                                                                                                                                                                                                                                                                                                                                                                                               included in the pay-off which may impact high cost findings.[B] Federal Compliance -  Effective, November 7, 2004, the
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   provisions applyto any mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Creditor did not provide         note secured by afirst or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     subordinate lien on a 1-4 unit
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application.                                                                  dwelling house (or on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     aresidential condominium unit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     occupied or to be occupied in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     whole or in part by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mortgagor. HouseBill 4880
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2004); codified at Mass. Gen.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     L. Ch. 183, {section}
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     56.Massachusetts law limits the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     maximum amount of prepayment in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     connection with a loan to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     lesser of3 months' interest or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the balance of the first year's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     interest. Mass. Gen. L. Ch. 183,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     {section} 56. An
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     additionalamount of three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     month's interest may be charged
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     where the mortgage loan is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepaid within the initial36
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     months and the purpose of such
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment is to refinance the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mortgage loan with another
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     financialinstitution.52 The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Division of Banks has issued an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     opinion that the prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     penalty must bespecified on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     related mortgage note. 53 The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Division has also issued an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     opinion stating that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     noprepayment penalty may be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     charged on a partial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment.54 Note that HB 4880
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     reinforces thisopinion by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     writing such a prohibition into
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the statute, effective November
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     7, 2004.However, with respect to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     any FHA insured mortgage loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     insured, the mortgagor may be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     required toreimburse the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mortgagee to the full amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     any charges, premiums, or fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     required by any statute orby any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     FHA regulation. Mass. Gen. L.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Ch. 183, {section} 56.Further, a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mortgagor may not assess a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment penalty on such a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mortgage when the prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     ismade on the occasion of a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     taking of the property for any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     public purpose, Mass. Gen. L.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Ch. 183, {section} 57,or upon
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     acceleration of the note.55Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that on November 5, 2004, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Division of Banks issued an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     opinion clarifying that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     earlytermination and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     cancellation fees on open end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     home equity lines of credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     secured by first, second,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     orsubordinate liens, on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     residential real property are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     not considered prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     penalties for purposes ofMass.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Gen. L. Ch. 183, {section}
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     56.56Prepayment penalties are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prohibited on reverse mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loans. Mass. Gen. L. Ch. 167E,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     {section} 7(d)(4).: Until
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     November 7, 2004, the following
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Massachusetts prepayment penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     limitations apply to first
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     lienmortgages on 1-3 family
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     owner-occupied dwellings.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Effective, November 7, 2004, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     provisions applyto any mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     note secured by afirst or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     subordinate lien on a 1-4 unit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     dwelling house (or on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     aresidential condominium unit)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     occupied or to be occupied in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     whole or in part by the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mortgagor. HouseBill 4880
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (2004); codified at Mass. Gen.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     L. Ch. 183, {section}
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     56.Massachusetts law limits the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     maximum amount of prepayment in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     connection with a loan to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     lesser of3 months' interest or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the balance of the first year's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     interest. Mass. Gen. L. Ch. 183,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     {section} 56. An
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     additionalamount of three
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     month's interest may be charged
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     where the mortgage loan is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepaid within the initial36
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     months and the purpose of such
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment is to refinance the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mortgage loan with another
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     financialinstitution.52 The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Division of Banks has issued an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     opinion that the prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     penalty must bespecified on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     related mortgage note. 53 The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Division has also issued an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     opinion stating that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     noprepayment penalty may be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     charged on a partial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment.54 Note that HB 4880
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     reinforces thisopinion by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     writing such a prohibition into
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the statute, effective November
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     7, 2004.However, with respect to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     any FHA insured mortgage loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     insured, the mortgagor may be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     required toreimburse the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mortgagee to the full amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     any charges, premiums, or fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     required by any statute orby any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     FHA regulation. Mass. Gen. L.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Ch. 183, {section} 56.Further, a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mortgagor may not assess a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment penalty on such a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mortgage when the prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     ismade on the occasion of a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     taking of the property for any
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     public purpose, Mass. Gen. L.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Ch. 183, {section} 57,or upon
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     acceleration of the note.55Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that on November 5, 2004, the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Division of Banks issued an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     opinion clarifying that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     earlytermination and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     cancellation fees on open end
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     home equity lines of credit
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     secured by first, second,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     orsubordinate liens, on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     residential real property are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     not considered prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     penalties for purposes ofMass.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Gen. L. Ch. 183, {section}
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     56.56Prepayment penalties are
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prohibited on reverse mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loans. Mass. Gen. L. Ch. 167E,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     {section} 7(d)(4).
282951570 XXX           $X.XX NJ    12/XX/2007   11/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to borrower.
186172447 XXX           $X.XX MA     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
849127031 XXX           $X.XX NJ     2/XX/2008    1/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
274759719 XXX           $X.XX NY     4/XX/2008    3/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.
537719014 XXX           $X.XX UT    10/XX/2008    9/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   refi: Original Lender was not able to be determined. Unable to determine if correct   Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated  per state (UT) - Max Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   charge for UT 2nd lien ARM loans
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement       is None - note states $350.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.[B] State       Lender is XXX.: PPP Expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Utah Prepayment Penalty Testing: Utah Prepayment Penalty:  Prepayment    Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               penalty not permissible on a junior lien loan under the Consumer Credit Code.         per state (UT) - Max Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     charge for UT 2nd lien ARM loans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     is None - note states $350.00.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Lender is XXX.
367998276 XXX           $X.XX CT     5/XX/2008    3/XX/2008 Primary    Purchase               *          D        D        D        D        D        *       *       *        *       *    [D] Closing / Title - Missing Document:  *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      *                                *                             *                        *                  Yes        TR
                                                                                                                                                                                            Security Instrument not provided[C]                                                                                                                                                                                                                Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                        Indeterminable
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           State or Local compliance testing is unreliable.[B] Federal Compliance - County Name
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                Missing: County from the Security Instrument was not provided.[B] Federal Compliance
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not found in file. Note Date of 05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Borrower signature not dated.
684415038 XXX           $X.XX NJ     6/XX/2008    4/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
308701025 XXX           $X.XX MA     5/XX/2008    3/XX/2008 Primary    Purchase               *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Closing / Title - TIL appears to *                             *                        *                  Yes        TR
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  be final but not signed nor                                                                                           Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement initialed by borrower: TIL                                                                                            (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not         borrowerFederal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation    in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               File does not contain evidence that analysis of borrower's ability to repay was       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed based on verified income, obligations, assets, and/or employment using PITI but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               payment based on fully indexed rate and fully amortizing payment, if applicable[B]    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided:      borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower was required to provide a signed statement disclosing their income due to    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               missing document type.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               signed by all required parties[B] Federal Compliance - Final TIL Not Provided to      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               to the borrower by closing.                                                           borrower received.
219578198 XXX           $X.XX NY     9/XX/2008    6/XX/2008 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Disclosure due to missing information.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
575360418 XXX           $X.XX CT     4/XX/2007    1/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Creditor did not provide         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               by all required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               or Before Consummation: Truth in Lending Act: Final TIL was not provided to the       final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower by closing.                                                                  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
595722334 XXX           $X.XX CT    10/XX/2005    9/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Itemization *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        did not disclose the courier fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       of $35 and wire fee of $10 as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2005 which is XXX months prepaid finance charges.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   Itemization did not disclose the
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 08/XX/2005.[B] Federal Compliance - RESPA         courier fee of $35 and wire fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         of $10 as prepaid finance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
499487846 XXX           $X.XX CT    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Initial Loan Application Test: No evidence of application date located in file.       initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2007 which is XXX months appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date. Unable to determine compliance with rescission timing requirements.[B] Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.
809251655 XXX           $X.XX MA    11/XX/2004   10/XX/2004 Primary    Purchase               *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      *                                *                             *                        *                  Yes        TR
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                        Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement                                                                                                                       (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is XXX months prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                               final date used for testing was 05/XX/2004.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Missing: Missing Final TIL.
580123822 XXX           $X.XX TX     7/XX/2007    6/XX/2007 Primary    Refinance Rate/Term    *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Closing / Title - TIL appears to *                             *                        *                  Yes        TR
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  be final but not signed nor                                                                                           Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA           borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing         date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Signature Date and RTC Signature Date. Unable to determine compliance with        expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL disbursement and/or note date not signed by all required parties[B] Federal Compliance - Notice of Right To Cancel  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not signed by all parties whose ownership interest is or will be subject to the   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.[B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Determine if the prior lien is a Texas 50(a)(6) loan due to missing information):
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
273609679 XXX           $X.XX IL    11/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL in file    *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  indicated to be final, expected
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:     funding date same as
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 11/XX/2006 which is XXX months prior to consummation. A lookback was          borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2006.[B] Federal Compliance - Property Type Not Provided: (Missing Data)        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               federal testing may be impacted.[B] Closing / Title - (Doc Error) TIL Error: Borrower but is not signed or dated by signature not dated.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               by all required parties[B] Federal Compliance - Notice of Right to Cancel Missing:    borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.
635746763 XXX           $X.XX MA     9/XX/2006    6/XX/2006 Primary    Purchase               *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Closing / Title - TIL appears to *                             *                        *                  Yes        TR HUD
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           be final but not signed nor                                                                                           Deficiency (UAL
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             applicable Federal, State or Local compliance testing.[B] Federal Compliance - FACTA  initialed by borrower.: TIL                                                                                           State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Score Disclosure.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               obtain signature on Affiliated Business Arrangement Disclosure.[B] Closing / Title -  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal        final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in   same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.                   date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
339959568 XXX           $X.XX IL     3/XX/2008    2/XX/2008 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - Right of Rescission Timing - Receipt Date         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL TIL in file indicated to be not signed by all required parties[B] Federal Compliance - Final TIL Not Provided to  final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               to the borrower by closing.                                                           date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
167613616 XXX           $X.XX IL     4/XX/2007    4/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - TIL not signed *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                application date located in file.  Compliance tests were run using an application     nor dated.  Only one exception
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             date of 04/XX/2007 which is XXX months prior to consummation. A lookback was          being requested for both
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    reasons.: TIL not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   dated.  Only one exception being
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  requested for both if correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission reasons.Federal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature     in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date. Unable to determine compliance with rescission timing requirements.[B] Closing  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               ownership interest is or will be subject to the security interest.[B] Federal         borrower received: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.                   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received
450818181 XXX           $X.XX NY     6/XX/2007    1/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Unable to   *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          determine under disclosure due
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  to missing Itemization of Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Financed.: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth   under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated   Itemization of Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - Final TIL Not   Financed.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.                                              final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
777142352 XXX           $X.XX CT    12/XX/2006   11/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At or     borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               by closing.                                                                           final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
302112663 XXX           $X.XX CO     8/XX/2005    7/XX/2005 UTD        Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
758388575 XXX           $X.XX NY     5/XX/2005    4/XX/2005 Primary    Purchase               *          D        D        D        D        D        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Closing / Title - TIL appears to *                             *                        *                  Yes        TR
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  be final but not signed nor                                                                                           Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                               State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for     signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not         borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application No Fees: No         TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date of 04/XX/2005 which is XXX months prior to consummation.  A lookback same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.   The final date used for testing   date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all      that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At or     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               by closing.                                                                           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
720198194 XXX           $X.XX MA     2/XX/2008   11/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Federal Compliance - TIL in file *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  indicated to be final, expected
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure.[B] Federal Compliance - Final TIL Not     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.                                              funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
694583903 XXX           $X.XX IL     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 05/XX/2007 which is XXX months appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 05/XX/2007.[B] Federal Compliance - RESPA         borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /      that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]        file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
432111175 XXX           $X.XX NY     3/XX/2007    2/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 09/XX/2006.
305952882 XXX           $X.XX NJ     5/XX/2007    4/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Initial Loan Application Test: No evidence of application date located in file.       initialed by borrower: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance tests were run using an application date of 04/XX/2007 which is XXX months appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 04/XX/2007.[B] Closing / Title - (Doc Error) TIL  borrowerFederal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - Final TIL in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL   expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided to the borrower by closing.                                          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
185821723 XXX           $X.XX NY     9/XX/2007    8/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       application date located in file.  Compliance tests were run using an application     be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 08/XX/2007 which is XXX months prior to consummation. A lookback was          initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on          signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Closing / Title - (Doc    by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.                                expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
782243760 XXX           $X.XX IL     6/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       application date located in file.  Compliance tests were run using an application     be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 06/XX/2007 which is XXX months prior to consummation. A lookback was          initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - Right of        appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all Unable to determine reason for
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:    underdisclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from        TIL itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance -      financed.: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: reason for underdisclosure due
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel was not signed by all parties whose ownership interest is   to missing TIL itemization of
                                                                                                                                                                                                                                                                                                                                                                                                                                               or will be subject to the security interest.[B] Federal Compliance - Final TIL Not    amount financed.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was   Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.                                              indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
311223473 XXX           $X.XX TX     1/XX/2006   12/XX/2005 Primary    Construction-Permanent *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
732251678 XXX           $X.XX NM    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Initial Loan Application Test: No evidence of application date located in file.       initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2007 which is XXX months appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       TIL in file is indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.  file is indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /      expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.[B] Federal Compliance - Final TIL Not Provided to         borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
860647832 XXX           $X.XX AR     8/XX/2007    8/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          be final but not signed nor
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  initialed by borrower: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At or     borrowerFederal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               by closing.                                                                           expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
494150500 XXX           $X.XX NY     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - 5 day grace   *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application     period less than 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 06/XX/2007 which is XXX months prior to consummation. A lookback was          per state NY: 5 day grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    less than 15 day minimum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2007.[B] State Compliance - New York Late Charge Grace Period Testing: Note     state NYFederal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               grace period less than minimum per state.[B] Federal Compliance - (Missing Data) Last in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Case Scenario between Creditor Application Date and Transaction Date used to          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal    borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               dated.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               closing.                                                                              borrower received.
423561225 XXX           $X.XX IL     9/XX/2006    8/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TIL in file *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2006 which is XXX months disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 08/XX/2006.[B] Federal Compliance - RESPA         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Federal        borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.
100381747 XXX           $X.XX IL     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Federal Compliance - TIL in file *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 08/XX/2006 which is XXX months prior to consummation. A lookback was          funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2006.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due indicated to be final, expected to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Federal Compliance - Final TIL Not Provided to     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               to the borrower by closing.                                                           borrower received.
533798842 XXX           $X.XX MA     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Closing / Title - TIL appears to SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR HUD
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           be final but not signed nor      (2019-09-19): The issue cited (2019-09-19): The issue                                Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicable Federal, State or Local compliance testing.[B] Federal Compliance - FACTA  initialed by borrower.: TIL      has either been resolved or   cited has either been                                  State)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      appears to be final but not      was determined to not be an   resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                                                               Score Disclosure.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest signed nor initialed by          exception as noted. The       determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                               Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in   borrower.Federal Compliance -    missing document has been     exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan file of document or worksheet indicating how the lender determined that the home TIL in file indicated to be      located and uploaded as       missing document has
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan is in the borrower's interest.[B] Federal Compliance - Missing Initial Loan      final, expected funding date     XXX#.REVIEWER - GENERAL       been located and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  same as disbursement and/or note COMMENT (2019-09-19): Another uploaded as XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 07/XX/2007 which is XXX months prior to         date but is not signed or dated  copy of the unsigned, not
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] Federal by borrower so cannot confirm    stamped final HUD was
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement that borrower received.: TIL in  received. We require either
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    file indicated to be final,      certified stamp or signature
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           expected funding date same as    of settlement agent, neither
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     disbursement and/or note date    of which is present.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          but is not signed or dated by    Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Closing / Title - (Doc Error) TIL  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
247549651 XXX           $X.XX IL    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Closing / Title - TIL appears to REVIEWER - GENERAL COMMENT    *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  be final but not signed nor      (2019-08-23): The issue cited                                                        Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             State or Local compliance testing is unreliable.[B] Miscellaneous Compliance - (Doc   initialed by borrower.: TIL      has either been resolved or
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan          appears to be final but not      was determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application No Fees: No evidence of application date located in file.  Compliance     signed nor initialed by          exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 09/XX/2007 which is XXX months prior to   borrower.Federal Compliance -    missing document has been
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation.  A lookback was performed to determine this application date.   The     TIL in file indicated to be      located and uploaded as
                                                                                                                                                                                                                                                                                                                                                                                                                                               final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing          final, expected funding date     XXXREVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - (Missing Data)      same as disbursement and/or note (2019-08-23): Final HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be date but is not signed or dated  provided is for $60,600
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  by borrower so cannot confirm    transaction with 2006 date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL     that borrower received.: TIL in  Subject lien is $36,000 with
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date and RTC Signature Date. Unable to determine compliance with rescission file indicated to be final,      2007 transaction date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed expected funding date same as    Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                               by all required parties[B] Federal Compliance - Notice of Right To Cancel Not         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
762699789 XXX           $X.XX MA     6/XX/2007    6/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Unable to   *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc     determine under disclosure due
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Error) Initial GFE not provided[B] Federal Compliance - Final TIL APR Under/Over      to missing itemization of amount
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is    financed.: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.[B] Closing / under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]        itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  financed.Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.[B] Federal Compliance - Final TIL Not Provided to         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided  borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               to the borrower by closing.                                                           final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance - Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     itemization of amount financed.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     financed.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that borrower received: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received
778015855 XXX           $X.XX NY     3/XX/2005    2/XX/2005 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                evidence of application date located in file.  Compliance tests were run using an
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               application date of 02/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL.
480938335 XXX           $X.XX NJ     8/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Missing Final TIL.
460392494 XXX           $X.XX NY     6/XX/2006    5/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
548222290 XXX           $X.XX NY     8/XX/2006    6/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
557122766 XXX           $X.XX CO     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
442090419 XXX           $X.XX OK     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.
314628072 XXX           $X.XX NJ     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
154299814 XXX           $X.XX OH     7/XX/2006    6/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
361374828 XXX           $X.XX NY    10/XX/2006    9/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
810665016 XXX           $X.XX IN     9/XX/2006    8/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Missing: Missing Final TIL.
285598797 XXX           $X.XX MA    10/XX/2006    9/XX/2006 Primary    Purchase               *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Closing / Title - Missing Document: Note - Subject Lien not provided[C] Federal   *                                *                             *                        *                  Yes        TR Note
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Compliance - (Missing Data) Late Charge: Late Charge Type was not provided.  Any                                                                                                                            Deficiency (UAL
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           applicable Federal, State or Local compliance testing is unreliable.[B] Miscellaneous                                                                                                                       State)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - TILA -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Missing: Missing Final TIL.
455650164 XXX           $X.XX MA    10/XX/2006    9/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
128685494 XXX           $X.XX NY    10/XX/2006    9/XX/2006 UTD        UTD UTD                *          D        D        D        D        D        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      *                                *                             *                        *                  UTD        Indeterminable
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,
                                                                                                                                                                                                                                                                                                                                                                                                                                               State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                               final date used for testing was 04/XX/2006.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
131765482 XXX           $X.XX NY    11/XX/2006   10/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
516882947 XXX           $X.XX NM    11/XX/2006   10/XX/2006 Investment Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
516665514 XXX           $X.XX TX    11/XX/2006   10/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
779652733 XXX           $X.XX OH    10/XX/2006    9/XX/2006 Primary    Refinance Rate/Term    *          D        D        D        D        D        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      *                                SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                   (2019-08-27): The missing     (2019-08-27): The                                      Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                               State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement                                  fully executed final HUD-1    missing fully executed
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in                                    dated 10/11/2006 compliance   final HUD-1 dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for                                      documents required to test    10/11/2006 compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not                                          have been located. Please     documents required to
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application No Fees: No                                          note the HUD contains a typo  test have been located.
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an                                      on the property address and   Please note the HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date of 09/XX/2006 which is XXX months prior to consummation.  A lookback                                  the correct property address  contains a typo on the
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.   The final date used for testing                                    is handwritten on the         property address and the
                                                                                                                                                                                                                                                                                                                                                                                                                                               was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in                                      borrowers' signature          correct property address
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                   acknowledgement/receipt of    is handwritten on the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final                                  settlement statement.         borrowers' signature
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Missing Final TIL.                                                                                        Additionally, we have         acknowledgement/receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      attached the executed final   of settlement statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD-1 dated 09/23/2005 (one   Additionally, we have
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      year prior) that evidences    attached the executed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the borrowers' sold XXX and   final HUD-1 dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      no longer owns that           09/23/2005 (one year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      property.REVIEWER - GENERAL   prior) that evidences
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT (2019-08-27): The     the borrowers' sold XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Property address on the HUD   and no longer owns that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in the initial file and HUD   property.GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided is not the subject   (2019-09-04): The issue
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      property address.  The        cited has either been
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      correct property address that resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is handwritten does not       determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      include initials or           exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      correction information to     missing fully executed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      strike through or remove the  final HUD-1 dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      address on page one or the    10/11/2006 compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signature page.  Exception    documents required to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      remains.SELLER - GENERAL      test have been located.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT (2019-09-04): The     Please note the HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      issue cited has either been   contains a typo on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      resolved or was determined to property address and the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not be an exception as noted. correct property address
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The missing fully executed    is handwritten on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      final HUD-1 dated 10/11/2006  borrowers' signature
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      compliance documents required acknowledgement/receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      to test have been located.    of settlement statement.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Please note the HUD contains  Additionally, we have
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      a typo on the property        attached the executed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      address and the correct       final HUD-1 dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      property address is           09/23/2005 (one year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      handwritten on the borrowers' prior) that evidences
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signature                     the borrowers' sold XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      acknowledgement/receipt of    and no longer owns that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      settlement statement.         property. Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Additionally, we have         Documentation uploaded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      attached the executed final   as XXX #874762040_Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD-1 dated 09/23/2005 (one   HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      year prior) that evidences
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      the borrowers' sold XXX and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      no longer owns that property.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Supporting Documentation
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      uploaded as XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      #874762040_Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD-1REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT (2019-09-04): The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Property address on the HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      in the initial file and HUD
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided is not the subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      property address.  The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      correct property address that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      is handwritten does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      include initials or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      correction information to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      strike through or remove the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      address on page one or the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signature page.  Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      remains.
687451826 XXX           $X.XX SC    11/XX/2006   10/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        State Compliance - 5% late       *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   charge ($XXX) exceeds the $18.50
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 10/XX/2006   maximum late charge allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this state (SC) for junior liens.: 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 05/XX/2006.[B] State           late charge ($XXX) exceeds the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):     $18.50 maximum late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               South Carolina Home Loan: Borrower not provided with a document specifying the agency allowed per state (SC) for designated to receive complaints or inquiries about the origination and making of the junior liens.
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan.[B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - TILA - Final TIL Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Final TIL.
747139464 XXX           $X.XX NY     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2006.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Missing: Missing Final TIL.
160041374 XXX           $X.XX IL     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - 10% late      *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Document: Missing Final 1003                                                                                                                                                                                                                       did not provide FACTA Credit Score Disclosure.[B] State Compliance - Illinois Late    charge exceeds 5% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: Note late charge exceeds maximum per state.[B] Miscellaneous  state (IL): 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing     exceeds 5% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       (IL)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 12/XX/2006.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL.
808345740 XXX           $X.XX NY    12/XX/2006   11/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003[B] Closing                                                                                                                                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            / Title - Security Instrument is not on                                                                                                                                                                                                            located in file.  Compliance tests were run using an application date of 11/XX/2006
                                                                                                                                                                                            a FNMA/FHLMC form and does not contain                                                                                                                                                                                                             which is XXX months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                            the following clauses:: ___                                                                                                                                                                                                                        application date.  The final date used for testing was 10/XX/2006.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment penalty not permissible on a subordinate lien loan.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA - Final TIL Missing: Missing Final TIL.
298882869 XXX           $X.XX NY     1/XX/2007   12/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [D] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Purchase Agreement / Sales                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            Contract not provided[B] Closing / Title                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 12/XX/2006
                                                                                                                                                                                            - Security Instrument is not on a                                                                                                                                                                                                                  which is XXX months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                            FNMA/FHLMC form and does not contain the                                                                                                                                                                                                           application date.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                            following clauses:: ___                                                                                                                                                                                                                            TIL.
352031034 XXX           $X.XX NY     1/XX/2007   12/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment penalty not permissible on a subordinate lien loan.
652290770 XXX           $X.XX OH    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
195769146 XXX           $X.XX CT    11/XX/2006   10/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
275832204 XXX           $X.XX CT    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
687970908 XXX           $X.XX NJ    11/XX/2006   10/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
338366003 XXX           $X.XX IL    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
153317197 XXX           $X.XX MA    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State          State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit       Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document  per state (MA) - law limits the
                                                                                                                                                                                                                                                                                                                                                                                                                                               or worksheet indicating how the lender determined that the home loan is in the        maximum amount of prepayment in
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower's interest.[B] State Compliance - Massachusetts Prepayment Penalty:          connection with a loan to the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Prepayment Penalty:  Loan contains an impermissible prepayment penalty  lesser of 3 months' interest or
                                                                                                                                                                                                                                                                                                                                                                                                                                               of greater than 3 months interest.[B] Federal Compliance - Missing Initial Loan       the balance of the first year's
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  interest - note states if amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 11/XX/2006 which is XXX months prior to         paid in excess of 20% then 1.5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final of prepaid amount charged.
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 06/XX/2006.[B] Federal Compliance - Notice of Right to      Lender is XXX.: PPP Expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]  Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                     per state (MA) - law limits the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     maximum amount of prepayment in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     connection with a loan to the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     lesser of 3 months' interest or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the balance of the first year's
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     interest - note states if amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     paid in excess of 20% then 1.5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of prepaid amount charged.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Lender is XXX.
283146769 XXX           $X.XX SC    12/XX/2006   11/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                               South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] State Compliance - South Carolina Home Loan (No Tangible Net Benefit):
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to test tangible net benefit due to missing information.
221266052 XXX           $X.XX NJ     1/XX/2007   12/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
592587697 XXX           $X.XX IN     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  a Preliminary or Final                                                                                                                                                                                    Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                 Title.                                                                                                                                                                                                    located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
139541990 XXX           $X.XX CT     2/XX/2007    1/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
819935914 XXX           $X.XX IL    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
416724474 XXX           $X.XX IL     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
450381884 XXX           $X.XX UT     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
600351862 XXX           $X.XX IL    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
348702155 XXX           $X.XX IL    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
128929647 XXX           $X.XX IL    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
654223894 XXX           $X.XX IL     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
170335428 XXX           $X.XX GA    11/XX/2006   10/XX/2006 Second     Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                            Home                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
878241648 XXX           $X.XX IL     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           08/XX/2006 used as disbursement date for compliance testing.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Missing Final TIL.
625722293 XXX           $X.XX NY     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
253722030 XXX           $X.XX CT    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             located in file.  Compliance tests were run using an application date of 11/XX/2006
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
408518220 XXX           $X.XX NY     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
399689647 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
187606492 XXX           $X.XX IL     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
162987196 XXX           $X.XX UT     3/XX/2007    2/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        State Compliance - 10% late      *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   charge exceeds maximum charge of
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 02/XX/2007   5% for second liens in the state
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this of Utah: 10% late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 09/XX/2006.[B] State           maximum charge of 5% for second
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Utah Late Charge Percent and Amount Testing: Note late charge exceeds    liens in the state of Utah
                                                                                                                                                                                                                                                                                                                                                                                                                                               maximum per state.
543205138 XXX           $X.XX NJ     3/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10% late      *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   charge exceeds 5% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               period less than 15 days.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not   state NJ: 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending  exceeds 5% maximum per state NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
247974919 XXX           $X.XX NJ     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Missing Final TIL.
827998377 XXX           $X.XX IL     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
747844471 XXX           $X.XX NY    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 11 Day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 days
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     required by state (NY) law: 11
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were Day grace period is less than 15 run off an assumed value of a contract sales price or original loan amount, whichever days required by state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]        lawState Compliance - 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            charge exceeds 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     allowed by state (NY) law: 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 09/XX/2006 which is XXX months prior to consummation. A lookback was          late charge exceeds 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    allowed by state (NY) lawFederal
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2006.[B] State Compliance - New York Late Charge Grace Period Testing: Note     Compliance - Under disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                               grace period less than minimum per state.[B] State Compliance - New York Late Charge  the result of a payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  calculation difference.: Under
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was disclosure is the result of a
                                                                                                                                                                                                                                                                                                                                                                                                                                               not able to be determined. Unable to determine if correct TILA rescission form was    payment stream calculation
                                                                                                                                                                                                                                                                                                                                                                                                                                               used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      difference.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                               In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA Rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
662887915 XXX           $X.XX NM     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2007 used as disbursement date for compliance testing.[B] Miscellaneous
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 09/XX/2006.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007.
676251561 XXX           $X.XX MA    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2006 used as disbursement date for compliance testing.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] State Compliance - Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - Massachusetts Late Charge Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 04/XX/2006.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2006.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
225107358 XXX           $X.XX NY     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 11 days grace *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  period is less than the 15 days
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE minimum per state of NY.: 11
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No        days grace period is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an     the 15 days minimum per state of
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date of 07/XX/2006 which is XXX months prior to consummation. A lookback  NY.State Compliance - 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.  The final date used for testing    charge exceeds the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               was 02/XX/2006.[B] State Compliance - New York Late Charge Grace Period Testing: Note per state of NY.: 5% late charge grace period less than minimum per state.[B] State Compliance - New York Late Charge  exceeds the 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
516612614 XXX           $X.XX NY     8/XX/2003    7/XX/2003 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of   period less than 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2003 used as disbursement date for compliance testing.[B] General Appraisal     per state (NY): 10 day grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were period less than 15 day minimum run off an assumed value of a contract sales price or original loan amount, whichever per state (NY)State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]        The lesser of 5% of the payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            or $35 late charge exceeds the
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     2% maximum per state (NY): The
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 07/XX/2003 which is XXX months prior to consummation. A lookback was          lesser of 5% of the payment or
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    $35 late charge exceeds the 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2003.[B] State Compliance - New York Late Charge Grace Period Testing: Note     maximum per state (NY)State
                                                                                                                                                                                                                                                                                                                                                                                                                                               grace period less than minimum per state.[B] State Compliance - New York Late Charge  Compliance - PPP expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] State Compliance -    Prepayment penalty not
                                                                                                                                                                                                                                                                                                                                                                                                                                               New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment     permissible on a subordinate
                                                                                                                                                                                                                                                                                                                                                                                                                                               penalty not permissible on a subordinate lien loan.[B] Federal Compliance - (Missing  lien loan. The Notes states if
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able the Borrower pays off within 1
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]    year of the date of the Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  they will pay a early
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of  cancellation fee of $$250. The
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.[B] Federal Compliance - TILA Rescission - Disbursement    Lender is XXX.: PPP expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject  Prepayment penalty not
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan transaction disbursed on 08/XX/2003, prior to three (3) business days from       permissible on a subordinate
                                                                                                                                                                                                                                                                                                                                                                                                                                               transaction date of 08/XX/2003.[B] Federal Compliance - TILA Notice of Right to       lien loan. The Notes states if
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:     the Borrower pays off within 1
                                                                                                                                                                                                                                                                                                                                                                                                                                               Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).         year of the date of the Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     they will pay a early
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     cancellation fee of $$250. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Lender is XXX.Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     - Underdisclosure due to DSI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     calculation of payment.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Underdisclosure due to DSI
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     calculation of payment.
188152210 XXX           $X.XX NY     6/XX/2002    5/XX/2002 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   not allowed per state (NY) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             located in file.  Compliance tests were run using an application date of 05/XX/2002   grace period for NY is 15 days -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this note states 10: Grace period not
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 12/XX/2001.[B] State           allowed per state (NY) - min
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than   grace period for NY is 15 days -
                                                                                                                                                                                                                                                                                                                                                                                                                                               minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note   note states 10State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable  Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        state (NY) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.             NY is 2% - note states 5%: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     2% - note states 5%
316556050 XXX           $X.XX MA    11/XX/2004   10/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  preliminary or final title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
394614328 XXX           $X.XX NJ     2/XX/2005    1/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 01/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 08/XX/2004.[B] State Compliance - New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
528225424 XXX           $X.XX NY    10/XX/2004    9/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
335083268 XXX           $X.XX NY     4/XX/2005    3/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  preliminary or final title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2004.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
106290502 XXX           $X.XX NY     4/XX/2005    3/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.[B] State Compliance - New York Prepayment Penalty Junior Lien: New
                                                                                                                                                                                                                                                                                                                                                                                                                                               York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
744645999 XXX           $X.XX NJ     6/XX/2005    5/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    "File does not contain       *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  either Preliminary or Final                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -   Title"                                                                                                                                                                                                    period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               12/XX/2004.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty:  No prepayment penalties are permissible in the state of New
                                                                                                                                                                                                                                                                                                                                                                                                                                               Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Payoff
                                                                                                                                                                                                                                                                                                                                                                                                                                               Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
470430335 XXX           $X.XX NJ     7/XX/2005    6/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - grace period  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   of 10 days is less than
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          permitted 15 days in NJ: grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a period of 10 days is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           permitted 15 days in NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial GFE not provided[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing requirements.
814307266 XXX           $X.XX NY     9/XX/2005    8/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain        *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds the 2% maximum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal     allowed per state (NY): 4% late
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were charge exceeds the 2% maximum run off an assumed value of a contract sales price or original loan amount, whichever allowed per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
854198076 XXX           $X.XX MA    10/XX/2005    9/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial GFE not provided[B] State Compliance - Massachusetts Home Loan - Borrower's
                                                                                                                                                                                                                                                                                                                                                                                                                                               Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                               Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Notice of Right to Cancel Missing: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                               in Lending Act: Notice of Right to Cancel was not provided.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA - Final TIL Missing: Missing Final TIL.
826164320 XXX           $X.XX NJ    11/XX/2005   10/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2005.
342004383 XXX           $X.XX NJ     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Federal Compliance - TILA - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Missing Final TIL.
858177576 XXX           $X.XX MA     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds the 3% maximum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     per state of MA.: 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds the 3% maximum per state run off an assumed value of a contract sales price or original loan amount, whichever of MA.
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.[B] Federal Compliance - Payoff Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
606111436 XXX           $X.XX NJ     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -   Title.Disclosed payment on                                                                                                                                                                                06/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]  Note of $427.82 does not                                                                                                                                                                                  Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            Closing / Title - (Missing Doc) Missing  correspond with the loan                                                                                                                                                                                  run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                            Note Addendum: Note P&I does not match   amount, loan term, and                                                                                                                                                                                    applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                            calculated P&I: Note P&I of ___ does not interest rate on the loan.                                                                                                                                                                                Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                            match Calculated P&I of ___[B] Closing /                                                                                                                                                                                                           (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Title - Security Instrument is not on a                                                                                                                                                                                                            Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            FNMA/FHLMC form and does not contain the                                                                                                                                                                                                           were run using an application date of 05/XX/2006 which is XXX months prior to
                                                                                                                                                                                            following clauses:: ___                                                                                                                                                                                                                            consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
149738449 XXX           $X.XX NJ    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2006.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff
                                                                                                                                                                                                                                                                                                                                                                                                                                               Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
375315456 XXX           $X.XX SC    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] Miscellaneous
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 04/XX/2006.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] State Compliance - South
                                                                                                                                                                                                                                                                                                                                                                                                                                               Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
810893290 XXX           $X.XX NY     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Document: Missing Final 1003                                                                                                                                                                                                                       Compliance - Missing Initial Loan Application Test: No evidence of application date   charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 06/XX/2006   state (NY).: 4% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 01/XX/2006.[B] State           (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                               Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
656201539 XXX           $X.XX MA    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   State Compliance - Note late     SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR HUD
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           charge of 5% in excess of the 3% (2019-09-11): The final HUD-1 (2019-09-11): The final                                Deficiency (UAL
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicable Federal, State or Local compliance testing.[B] Federal Compliance -        maximum allowed per state, MA.:  not signed or stamped is      HUD-1 not signed or                                    State)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date   Note late charge of 5% in excess immaterial for fee testing as stamped is immaterial
                                                                                                                                                                                                                                                                                                                                                                                                                                               not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement of the 3% maximum allowed per    the HUD reflects all          for fee testing as the
                                                                                                                                                                                                                                                                                                                                                                                                                                               date for compliance testing.[B] Miscellaneous Compliance - (Doc Error) Initial GFE    state, MA.                       fees/costs were paid by the   HUD reflects all
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided[B] State Compliance - Massachusetts Home Loan - Borrower's Interest                                       bank. In this case, the bank  fees/costs were paid by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in                                    agreed to pay all closing     the bank. In this case,
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan file of document or worksheet indicating how the lender determined that the home                                  costs on the subject loan.    the bank agreed to pay
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge                                    This is evidenced by the      all closing costs on the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -                                   closing instructions which    subject loan. This is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in                                      break down the fees           evidenced by the closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX                                  associated with the loan and  instructions which break
                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application                                   confirm that the fees were    down the fees associated
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.  The final date used for testing was 06/XX/2006.[B] Federal Compliance - RESPA                                   paid by the bank.REVIEWER -   with the loan and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3                                          GENERAL COMMENT (2019-09-11): confirm that the fees
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor                                   Agree that borrower is not    were paid by the bank.
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)                                      required to sign but we do
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA                                  require either certified
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth                                  stamp or signature of
                                                                                                                                                                                                                                                                                                                                                                                                                                               in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3)                                  settlement agent, neither of
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 12/XX/2006.                                                                     which is present.  Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      remains
574630725 XXX           $X.XX NY    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Late charge   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   not allowed per state (NY) - max
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     late charge for NY is 2% - note
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were states 4%: Late charge not run off an assumed value of a contract sales price or original loan amount, whichever allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]        late charge for NY is 2% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            states 4%
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2006.[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA - Final TIL Missing: Missing Final TIL.
791864096 XXX           $X.XX NJ    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL.
354233583 XXX           $X.XX NJ     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2005.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA - Final TIL Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL.
193083344 XXX           $X.XX CT     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
668549653 XXX           $X.XX NM     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
190757812 XXX           $X.XX NJ     3/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests General Appraisal Requirements - *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  missing appraisal: missing
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      appraisalClosing / Title - TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be a final.  Expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  funding date is a match to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   closing instructions funding.
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2006   Form is not signed and dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this borrowers. Cannot determine if application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan  borrowers received form prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                               is a same lender refi: Original Lender was not able to be determined. Unable to       closing: TIL appears to be a
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA     final.  Expected funding date is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  a match to closing instructions
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement funding.  Form is not signed and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            dated by borrowers. Cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      determine if borrowers received
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         form prior to closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
245707852 XXX           $X.XX NJ     4/XX/2006    3/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          initialed by borrower: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           were run using an application date of 03/XX/2006 which is XXX months prior to         signed nor initialed by borrower
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              consummation. A lookback was performed to determine this application date.  The final
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                date used for testing was 10/XX/2005.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
433114432 XXX           $X.XX MA     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] State Compliance -           final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet      date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               indicating how the lender determined that the home loan is in the borrower's          by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late  that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan        file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 03/XX/2006 which is XXX months prior to         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 10/XX/2005.[B] Federal Compliance - (Missing Data) Unable   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.[B] Federal Compliance - TILA Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
370827501 XXX           $X.XX NJ     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               signature not dated.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At
                                                                                                                                                                                                                                                                                                                                                                                                                                               or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
282247435 XXX           $X.XX CT     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - IL appears to  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: IL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 04/XX/2006 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2005.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not   that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - Right   expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - TILA Rescission - Disbursement Date Less     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
654450031 XXX           $X.XX NJ     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 04/XX/2006 which is XXX months prior to         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 11/XX/2005.[B] Federal Compliance - (Missing Data) Unable   Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  Itemization of Finance Charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing:   Under disclosure due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement       Daily Simple Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to borrower.[B] Federal Compliance - Right of Rescission Timing - Receipt  calculation payment stream.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to      Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  Itemization of Finance Charges.
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance  Under disclosure due to the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount Daily Simple Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               of $XXX.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All        calculation payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by   stream.Federal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               all parties whose ownership interest is or will be subject to the security            in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               closing.                                                                              but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
568320529 XXX           $X.XX NJ     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 07/XX/2006 which is XXX months prior to consummation. A lookback was          signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2006.[B] Federal Compliance - Property Type Not Provided: (Missing Data)        final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and      initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Borrower signature not dated.[B] Closing / Title - (Doc Error) TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 08/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
726180815 XXX           $X.XX MA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 3% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     state(MA).: 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds 3% maximum per run off an assumed value of a contract sales price or original loan amount, whichever state(MA).Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Miscellaneous Compliance -   borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] State Compliance - Massachusetts Home Loan -  final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home    initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender     Compliance - Variance due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined that the home loan is in the borrower's interest.[B] State Compliance -    DSI.: Variance due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per       DSI.Federal Compliance - TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               state.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 07/XX/2006 which is XXX months prior to consummation. A lookback was          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  borrower received.: TIL in file if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2006.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
532434626 XXX           $X.XX NY     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 2% maximum late
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     charge per state. (NY): 4% late
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were charge exceeds 2% maximum late run off an assumed value of a contract sales price or original loan amount, whichever charge per state. (NY)Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          Title - TIL appears to be final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      but not signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 06/XX/2006 which is XXX months initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   Compliance - Under disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 01/XX/2006.[B] State Compliance - New York Late   due to a variance in payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal        stream.: Under disclosure due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        a variance in payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      stream.Federal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        but is not signedor dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge   borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   but is not signedor dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.[B]  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:    borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
245207099 XXX           $X.XX CT     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/XX/2006 which is XXX months date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 02/XX/2006.[B] Federal Compliance - RESPA         that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
189209500 XXX           $X.XX NY    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds maximum charge of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     2% per state of New York: 4%
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were late charge exceeds maximum run off an assumed value of a contract sales price or original loan amount, whichever charge of 2% per state of New
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   YorkClosing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 09/XX/2006 which is XXX months prior to consummation. A lookback was          signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2006.[B] State Compliance - New York Late Charge Percent Testing: Note late     final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided: initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               state and federal testing may be impacted.[B] Closing / Title - (Doc Error) TIL       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               closing.                                                                              borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
839671810 XXX           $X.XX MA     9/XX/2006    8/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     State Compliance - 4% late       *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of   charge exceeds maximum of 3% per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             document or worksheet indicating how the lender determined that the home loan is in   state of Massachusetts: 4% late
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent      charge exceeds maximum of 3% per
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Missing  state of Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 03/XX/2006.[B] Federal Compliance - Payoff
                                                                                                                                                                                                                                                                                                                                                                                                                                               Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
524113434 XXX           $X.XX NY     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  charge exceeds maximum 2%
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          allowed per state (NY law: 4%
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  late charge exceeds maximum 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 08/XX/2006 which is XXX months prior to         allowed per state (NY lawClosing
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final / Title - TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 03/XX/2006.[B] State Compliance - New York Late Charge      to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  date same as disbursement and/or
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was note date but is not signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                               not able to be determined. Unable to determine if correct TILA rescission form was    dated by borrower so cannot
                                                                                                                                                                                                                                                                                                                                                                                                                                               used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      confirm that borrower received.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application due to missing             same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
491505877 XXX           $X.XX NJ    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2006 which is XXX months date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 04/XX/2006.[B] Federal Compliance - (Missing      that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Signature Date and RTC Signature Date. Unable to determine compliance with        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -          borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
476564260 XXX           $X.XX MA    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             practicable time after using credit score.[B] State Compliance - Massachusetts Home
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Borrower signature not dated.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
445857649 XXX           $X.XX NJ    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 10/XX/2006 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not   that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
247969670 XXX           $X.XX CT    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  Under-disclosure is payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 10/XX/2006 which is XXX months prior to consummation. A lookback was          stream related. Discrepancy is
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    caused by the calculation of
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2006.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            payments versus reflection of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      payments within the Final TIL.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         Under-disclosure is payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due stream related. Discrepancy is to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  caused by the calculation of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   payments versus reflection of
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL payments within the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge   TIL.Federal Compliance - TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is           file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]       expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.[B]  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:    borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
678317019 XXX           $X.XX CT    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrowerFederal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 09/XX/2006   in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this expected funding date same as application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               is a same lender refi: Original Lender was not able to be determined. Unable to       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if correct TILA rescission form was used.[B] Federal Compliance - Property  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than       borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               single family residence, state and federal testing may be impacted.[B] Federal        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
874936462 XXX           $X.XX NY    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 2% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     state (NY).: 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds 2% maximum per state run off an assumed value of a contract sales price or original loan amount, whichever (NY).Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 10/XX/2006 which is XXX months prior to consummation. A lookback was          borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2006.[B] State Compliance - New York Late Charge Percent Testing: Note late     initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - RESPA Disclosure -  Missing Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine funding date same as compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth borrower so cannot confirm that in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 11/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
548290347 XXX           $X.XX NJ    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             date of 11/XX/2006 which is XXX months prior to consummation. A lookback was          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due file indicated to be final, to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL but is not signed or dated by not signed by all required parties[B] Federal Compliance - Final TIL Not Provided to  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               to the borrower by closing.
849568701 XXX           $X.XX NJ     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests General Appraisal Requirements - *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final                                                                                                                                                                                      requiring an LTV were run off an assumed value of a contract sales price or original  appraisal report is missing:
                                                                                                                                                                                            in file.[C] Application / Processing -   Title.final 1003 is missing                                                                                                                                                                               loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          appraisal report is
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  missingClosing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 12/XX/2006 which is XXX months prior to         appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 07/XX/2006.[B] Federal Compliance - RESPA Disclosure -      borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Closing / Title - (Doc Error) TIL  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               closing.                                                                              borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
532865993 XXX           $X.XX NY    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as      charge exceeds the 2% maximum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             disbursement date for compliance testing.[B] General Appraisal Requirements - Due to  per state of NY.: 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               lack of appraised value, compliance tests requiring an LTV were run off an assumed    exceeds the 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               value of a contract sales price or original loan amount, whichever applies.[B]        of NY.Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule:     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably            signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               practicable time after using credit score.[B] Federal Compliance - Missing Initial    borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 10/XX/2006 which is XXX months prior to   initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 05/XX/2006.[B] State Compliance - New York Late Charge      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               not able to be determined. Unable to determine if correct TILA rescission form was    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               used.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal       borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing may be impacted.[B] Federal Compliance - RESPA Disclosure -  Missing          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 11/XX/2006.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
875888019 XXX           $X.XX IL     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX signed nor initialed by months prior to consummation. A lookback was performed to determine this application  borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.  The final date used for testing was 07/XX/2006.[B] Federal Compliance - RESPA  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due file indicated to be final, to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
799586944 XXX           $X.XX CT    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    Missing both the Preliminary *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  and Final Title.                                                                                                                                                                                          requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 10/XX/2006 which is XXX months prior to         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final borrower.Federal Compliance - It
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 05/XX/2006.[B] Federal Compliance - RESPA Disclosure -      appears underdisclosure is due
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     to simple interest calculation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            It appears underdisclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            due to simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      calculationFederal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               to missing information.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               signed by all required parties[B] Federal Compliance - Final TIL Finance Charge Under date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed  by borrower so cannot confirm from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel    file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.[B] Federal Compliance - Final TIL Not Provided to Borrower At or    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               by closing.                                                                           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
746059739 XXX           $X.XX SC     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    no evidence of Preliminary   *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Federal Compliance - DSI -       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  or Final Title                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original  variance in payment stream: DSI
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      - variance in payment stream
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] State Compliance - South Carolina Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
576511838 XXX           $X.XX CT     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   General - The Til is incomplete  *                             *                        *                  Yes        TR HUD
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           due to not providing a sent date                                                                                      Deficiency
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             applicable Federal, State or Local compliance testing.[B] Federal Compliance -        and for not being executed by
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide the borrower.: The Til is
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure within a reasonably practicable time after using credit incomplete due to not providing
                                                                                                                                                                                                                                                                                                                                                                                                                                               score.[B] General - Incomplete Document: TIL Final is incomplete[B] Federal           a sent date and for not being
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   executed by the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                               In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.[B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: -
620771268 XXX           $X.XX NJ     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL is marked  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 02/XX/2007 used as      final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             disbursement date for compliance testing.[B] General Appraisal Requirements - Due to  initialed by borrower.: TIL is
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            lack of appraised value, compliance tests requiring an LTV were run off an assumed    marked final but not signed nor
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           value of a contract sales price or original loan amount, whichever applies.[B]        initialed by borrower.Federal
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              Federal Compliance - Missing Initial Loan Application Test: No evidence of            Compliance - Under disclosure is
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                application date located in file.  Compliance tests were run using an application     due to the simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 01/XX/2007 which is XXX months prior to consummation. A lookback was          payment calculation.: Under
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    disclosure is due to the simple
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   interest payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  calculation.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               to missing information.[B] Federal Compliance - Right of Rescission Timing - Note     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date used as Transaction Date: Unable to conclusively determine date of consummation. borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note date used as transaction date for purposes of determining compliance with        borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements[B] Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine compliance with rescission timing requirements.[B] Closing / Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
731180988 XXX           $X.XX NY     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  charge exceeds 2% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      state(NY).: 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  state(NY).Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2007   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 09/XX/2006.[B] State           final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum   initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               per state.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Compliance - Variance due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: DSI.: Variance due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   DSI.Federal Compliance - TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application due to missing             file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is           borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]       indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
454065755 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    Unable to verify due to      *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  missing preliminary title                                                                                                                                                                                 requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -   report.                                                                                                                                                                                                   loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2007   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 09/XX/2006.[B] Federal         same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL but is not signed or dated by not signed by all required parties[B] Federal Compliance - Final TIL Not Provided to  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               to the borrower by closing.
481494399 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX same as disbursement and/or note months prior to consummation. A lookback was performed to determine this application  date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.  The final date used for testing was 09/XX/2006.[B] Federal Compliance -        by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type Not Provided: (Missing Data) Property Type. If property type is other   that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               than single family residence, state and federal testing may be impacted.[B] Federal   file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.
548587411 XXX           $X.XX CT     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably            be final but not signed or
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial    initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 03/XX/2007 which is XXX months prior to   signed or initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 10/XX/2006.[B] Federal Compliance - RESPA Disclosure -      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.                                but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
395282316 XXX           $X.XX MA     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  charge exceeds 3%  maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      state MA: 4% late charge exceeds
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       3%  maximum per state MAClosing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] State    / Title - TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit       final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document  initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               or worksheet indicating how the lender determined that the home loan is in the        appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Missing Initial   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 03/XX/2007 which is XXX months prior to   final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 10/XX/2006.[B] Federal Compliance - (Missing Data) Unable   date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property    file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               type is other than single family residence, state and federal testing may be          expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               impacted.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.
718856988 XXX           $X.XX NJ     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: -
556794714 XXX           $X.XX NJ     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 04/XX/2007   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 11/XX/2006.[B] Federal         same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property    date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               type is other than single family residence, state and federal testing may be          by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               impacted.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
634878145 XXX           $X.XX MA     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 3% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     state (MA).: 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds 3% maximum per state run off an assumed value of a contract sales price or original loan amount, whichever (MA).Closing / Title - TIL applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible appears to be final but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               of document or worksheet indicating how the lender determined that the home loan is   borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent   final but is not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Missing  initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       Compliance - Payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 03/XX/2007 which is XXX months under disclosure due to daily
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   simple interest.: Payment stream
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 10/XX/2006.[B] Federal Compliance - (Missing      under disclosure due to daily
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able simple interest.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]    Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from        borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 04/XX/2007.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
644295048 XXX           $X.XX NJ     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                of application date located in file.  Compliance tests were run using an application  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 05/XX/2007 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               12/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not   that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
271709405 XXX           $X.XX NJ     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 05/XX/2007 which is XXX months prior to         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 12/XX/2006.[B] Federal Compliance - (Missing Data) Unable   TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL but is not signed or dated by not signed by all required parties[B] Federal Compliance - Final TIL Not Provided to  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               to the borrower by closing.
437232147 XXX           $X.XX NY     6/XX/2007    5/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Late charge   *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   not allowed per state (NY) - max
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  late charge for NY is 2% - note
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     states 4%: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 05/XX/2007 which is XXX allowed per state (NY) - max months prior to consummation. A lookback was performed to determine this application  late charge for NY is 2% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] State Compliance - New York Late Charge Percent Testing: Note late charge    states 4%Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to determine appears to be final but not if loan is a same lender refi: Original Lender was not able to be determined. Unable  signed nor initialed by to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA  borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due disbursement and/or note date to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               days from transaction date of 06/XX/2007.[B] Federal Compliance - Final TIL Not       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.                                              borrower received.
713517247 XXX           $X.XX MA     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as      be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             disbursement date for compliance testing.[B] State Compliance - Massachusetts Home    initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Loan: No evidence in loan file of document or worksheet indicating how the       signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender determined that the home loan is in the borrower's interest.[B] State          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds      DSI loan: DSI loanFederal
                                                                                                                                                                                                                                                                                                                                                                                                                                               maximum per state.[B] Federal Compliance - Missing Initial Loan Application Test: No  Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date of 05/XX/2007 which is XXX months prior to consummation. A lookback  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.  The final date used for testing    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               was 12/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               a same lender refi: Original Lender was not able to be determined. Unable to          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               to missing information.[B] Federal Compliance - Right of Rescission Timing - Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date used as Transaction Date: Unable to conclusively determine date of consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine compliance with rescission timing requirements.[B] Closing / Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
153203167 XXX           $X.XX NJ     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Under disclosure is not a fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing issue - appears to be DSI
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       related.: Under disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 05/XX/2007 which is XXX months not a fee issue - appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   DSI related.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 12/XX/2006.[B] Federal Compliance - (Missing      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If     date but not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be borrower so cannot confirm impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement  borrower received: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application due to missing             disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        but not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL borrower received not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
197808385 XXX           $X.XX MA     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File contains neither        *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 5% late       *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  charge exceeds 3% maximum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      allowed per state (MA) law: 5%
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       late charge exceeds 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B]          allowed per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State Compliance - lawClosing / Title - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               indicating how the lender determined that the home loan is in the borrower's          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan        borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 05/XX/2007 which is XXX months prior to         indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 12/XX/2006.[B] Federal Compliance - RESPA Disclosure -      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not
                                                                                                                                                                                                                                                                                                                                                                                                                                               signed by all required parties[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.
798229231 XXX           $X.XX CT     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       Under disclosure is not a fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     issue - appears to be DSI
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX related.: Under disclosure is months prior to consummation. A lookback was performed to determine this application  not a fee issue - appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.  The final date used for testing was 01/XX/2007.[B] Federal Compliance -        DSI related.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               not able to be determined. Unable to determine if correct TILA rescission form was    final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               used.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal       date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated        by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business   file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due expected funding date same as to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               signed by all required parties is blank[B] Federal Compliance - Final TIL Finance     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
161076321 XXX           $X.XX SC     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2007 which is XXX months date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 03/XX/2007.[B] Federal Compliance - (Missing      that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Signature Date and RTC Signature Date. Unable to determine compliance with        but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] State Compliance - South Carolina Home Loan        borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not    borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] State Compliance - South
                                                                                                                                                                                                                                                                                                                                                                                                                                               Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
281418097 XXX           $X.XX NY     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    "File does not contain       *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  either Preliminary or Final                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 2% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -   Title.                                                                                                                                                                                                    09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     state (NY).: 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds 2% maximum per state run off an assumed value of a contract sales price or original loan amount, whichever (NY).Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 08/XX/2007 which is XXX months prior to consummation. A lookback was          borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007.[B] State Compliance - New York Late Charge Percent Testing: Note late     initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to    Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if loan is a same lender refi: Original Lender was not able to be           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date   borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               and RTC Signature Date. Unable to determine compliance with rescission timing         indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - TILA Rescission - Disbursement Date Less     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan       but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               transaction disbursed on 09/XX/2007, prior to three (3) business days from            borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               transaction date of 09/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel occurs prior to expected date(s).[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.
122590114 XXX           $X.XX NJ     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary of Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrowerFederal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 08/XX/2007   payment stream variance DSI
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this loan: payment stream variance application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan  DSI loanFederal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               is a same lender refi: Original Lender was not able to be determined. Unable to       in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if correct TILA rescission form was used.[B] Federal Compliance - Property  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               single family residence, state and federal testing may be impacted.[B] Federal        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Borrower signature not dated.[B] Closing / Title - (Doc Error) TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel occurs prior to expected date(s).[B] Federal Compliance - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL was not provided to the borrower by closing.
382343160 XXX           $X.XX NM     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure within a reasonably practicable time after using credit signed nor initialed by score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 08/XX/2007 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor    by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Closing / Title - (Doc Error) TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
598156373 XXX           $X.XX CT     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      Variance due to DSI.: Variance
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing due to DSI.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2007 which is XXX months final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 03/XX/2007.[B] Federal Compliance - RESPA         date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due but is not signed or dated by to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL was not provided to the borrower by closing.
614710237 XXX           $X.XX NY     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 2% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     state (NY).: 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds 2% maximum per state run off an assumed value of a contract sales price or original loan amount, whichever (NY).Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   appears to be final but is not
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 08/XX/2007 which is XXX months prior to consummation. A lookback was          borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    final but is not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007.[B] State Compliance - New York Late Charge Percent Testing: Note late     initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to    Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if loan is a same lender refi: Original Lender was not able to be           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               type is other than single family residence, state and federal testing may be          but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               impacted.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor    borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.
430976275 XXX           $X.XX SC     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 08/XX/2007 which is XXX months prior to         signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 03/XX/2007.[B] Federal Compliance - (Missing Data) Unable   Under-disclosure is payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        stream related. Discrepancy is
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  caused by the calculation of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement payments versus reflection of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    payments within the Final TIL.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           Under-disclosure is payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     stream related. Discrepancy is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          caused by the calculation of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     payments versus reflection of
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      payments within the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to TIL.Federal Compliance - TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] State Compliance - South file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: Borrower not provided with a document specifying the agency designated to       disbursement date and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               receive complaints or inquiries about the origination and making of the loan.[B]      date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - South Carolina Late Charge Amount Testing: Note late charge        by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds maximum per state.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not  that borrower received.: TIL in signed by all required parties[B] Federal Compliance - Final TIL Finance Charge Under file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed  expected funding date same as from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - disbursement date and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel was not signed by all parties whose ownership interest is   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               or will be subject to the security interest.[B] Federal Compliance - Final TIL Not    that borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
669597822 XXX           $X.XX MA     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds the 3% maximum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     per state (MA): 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds the 3% maximum per state run off an assumed value of a contract sales price or original loan amount, whichever (MA)Closing / Title - TIL applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               of document or worksheet indicating how the lender determined that the home loan is   borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent   final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Missing  initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2007 which is XXX months indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 03/XX/2007.[B] Federal Compliance - RESPA         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due disbursement and/or note date to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
861612185 XXX           $X.XX NJ     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                of application date located in file.  Compliance tests were run using an application  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 08/XX/2007 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not   that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
687151375 XXX           $X.XX CT    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 09/XX/2007 which is XXX same as disbursement and/or note months prior to consummation. A lookback was performed to determine this application  date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.  The final date used for testing was 04/XX/2007.[B] Federal Compliance -        by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               not able to be determined. Unable to determine if correct TILA rescission form was    file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application due to missing             borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
603722778 XXX           $X.XX NY    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 2% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     state(NY).: 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds 2% maximum per run off an assumed value of a contract sales price or original loan amount, whichever state(NY).Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2007 which is XXX months initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   Compliance - Variance due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 04/XX/2007.[B] State Compliance - New York Late   DSI.: Variance due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal        DSI.Federal Compliance - TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - (Missing Data) Last Rate Set Date:  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario      but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               between Creditor Application Date and Transaction Date used to determine rate used    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business           borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due disbursement and/or note date to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
298194412 XXX           $X.XX NJ    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  Under-disclosure is payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 09/XX/2007 which is XXX months prior to consummation. A lookback was          stream related. Discrepancy is
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    caused by the calculation of
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            payments versus reflection of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      payments within the Final TIL.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         Under-disclosure is payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due stream related. Discrepancy is to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  caused by the calculation of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   payments versus reflection of
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL payments within the Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge   TIL.Federal Compliance - TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is           file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]       expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.[B]  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:    borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
763184150 XXX           $X.XX IL    11/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 10/XX/2007 which is XXX months date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if    file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
287670700 XXX           $X.XX NJ    11/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -       TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 10/XX/2007 which is XXX same as disbursement and/or note months prior to consummation. A lookback was performed to determine this application  date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.  The final date used for testing was 05/XX/2007.[B] Federal Compliance -        by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               not able to be determined. Unable to determine if correct TILA rescission form was    file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               used.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing may be impacted.[B] Federal Compliance - RESPA Disclosure -  Missing          but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 11/XX/2007.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
623370180 XXX           $X.XX SC     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Federal Compliance - Under       *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure within a reasonably            disclosure due to DSI
                                                                                                                                                                                                                                                                                                                                                                                                                                               practicable time after using credit score.[B] Federal Compliance - Missing Initial    calculation of payment.: Under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   disclosure due to DSI
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 12/XX/2007 which is XXX months prior to   calculation of payment.
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] State Compliance - South
                                                                                                                                                                                                                                                                                                                                                                                                                                               Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX in the amount of $XXX.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.
794185017 XXX           $X.XX NJ     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]        borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                Federal Compliance - Missing Initial Loan Application Test: No evidence of            TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 12/XX/2007 which is XXX months prior to consummation. A lookback was          same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due expected funding date same as to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -          borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
429275347 XXX           $X.XX NY    12/XX/2007   11/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  charge exceeds 2% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          state.: 4% late charge exceeds
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  2% maximum per state.Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 11/XX/2007 which is XXX months prior to         Title - TIL appears to be final
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final but not signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 06/XX/2007.[B] State Compliance - New York Late Charge      borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not  initialed by borrower.Federal provided.  Worst Case Scenario between Creditor Application Date and Transaction Date Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due indicated to be final, expected to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
262634824 XXX           $X.XX NY     2/XX/2008    1/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  charge exceeds 2% maximum late
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      charge per state.  (NY): 4% late
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       charge exceeds 2% maximum late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  charge per state.  (NY)Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   Title - TIL appears to be final
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 01/XX/2008   but not signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 08/XX/2007.[B] State           final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum   initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               per state.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate  Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor    indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   but is not signedor dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of   borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC    but is not signedor dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing                 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
262109435 XXX           $X.XX NY     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary of Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  charge exceeds 2% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      state NY: 4% late charge exceeds
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       2% maximum per state NYClosing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  Title - TIL appears to be final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   but not signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 12/XX/2007   borrower: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.  The final date used for testing was 07/XX/2007.[B] State           initialed by borrowerClosing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum   Title - TIL appears to be final
                                                                                                                                                                                                                                                                                                                                                                                                                                               per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a    but not signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  borrower: TIL appears to be if correct TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst     initialed by borrowerFederal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Case Scenario between Creditor Application Date and Transaction Date used to          Compliance - variance in payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -           stream- DSI loan: variance in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     payment stream- DSI loanFederal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Borrower signature not dated.[B] Closing / Title - (Doc Error) TIL  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - Final TIL borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of    indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of        funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               closing.                                                                              borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
152327896 XXX           $X.XX NJ     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]     appears to be final but not
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           Federal Compliance - Missing Initial Loan Application Test: No evidence of            signed nor initialed by
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              application date located in file.  Compliance tests were run using an application     borrower.Federal Compliance -
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                date of 12/XX/2007 which is XXX months prior to consummation. A lookback was          TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a   same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
572914006 XXX           $X.XX NJ     4/XX/2008    3/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 03/XX/2008 which is XXX months date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application date.   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 10/XX/2007.[B] Federal Compliance - (Missing      that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               to be determined. Unable to determine if correct TILA rescission form was used.[B]    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
376366323 XXX           $X.XX NJ     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
729360807 XXX           $X.XX AZ     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission Timing - Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date used as Transaction Date: Unable to conclusively determine date of consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
430545774 XXX           $X.XX FL    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 10/XX/2007.
886850173 XXX           $X.XX CA     5/XX/2005    4/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 04/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 11/XX/2004.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
608407421 XXX           $X.XX CA     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
353184253 XXX           $X.XX CA    10/XX/2006    9/XX/2006 Investment Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
488515649 XXX           $X.XX CA    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - California Primary Residence Late Charge Percent Testing:      *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Unable to determine if late charge exceeds state maximum due to missing
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             information.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date of 11/XX/2006 used as disbursement date for compliance testing.[B] General
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2006.
425855143 XXX           $X.XX NY     6/XX/2004    5/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.[B] State Compliance - New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.
219132540 XXX           $X.XX NY     4/XX/2004    3/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
658765130 XXX           $X.XX NY     4/XX/2005    3/XX/2005 UTD        UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.[B] State Compliance - New York Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
894117217 XXX           $X.XX NY     4/XX/2005    3/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - Prepayment    *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  charge not allowed per state
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure   (NY) -  note states $2,453 for
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]    first 36 months.. Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in        XXX.: Prepayment charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]        allowed per state (NY) -  note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same       states $2,453 for first 36
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to     months.. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor.  The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.[B] State Compliance - New York Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
338682130 XXX           $X.XX NY     5/XX/2005    4/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2004.[B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
632880994 XXX           $X.XX NY     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary of Final Title                                                                                                                                                                                Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period less than 15 day minimum  (2019-09-20): The issue cited (2019-09-20): The issue                                Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   per state NY: 10 day grace       has either been resolved or   cited has either been
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      period less than 15 day minimum  was determined to not be an   resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          per state NYState Compliance -   exception as noted. Please    determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did   5% late charge exceeds 2%        refer to page XXX of the      exception as noted.
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of    maximum per state NY: 5% late    "XXX" which states that       Please refer to page XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement charge exceeds 2% maximum per    initial index is XXX% and     of the "XXX" which
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   state NY                         margin is - 0.510%.  This     states that initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for                                      equates to an initial rate of index is X% and margin
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised                                       XXX%.  The "XXX" also states  is - 0.510%.  This
                                                                                                                                                                                                                                                                                                                                                                                                                                               value, compliance tests requiring an LTV were run off an assumed value of a contract                                   that APR XXX%, which is the   equates to an initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               sales price or original loan amount, whichever applies.[B] Federal Compliance -                                        same as the initial rate.     rate of XXX%.  The "XXX"
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in                                   This means that there were no also states that APR
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX                                  other fees/costs at account   XXX%, which is the same
                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation.  A lookback was performed to determine this application                                  opening.  Otherwise, APR      as the initial rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.   The final date used for testing was 11/XX/2005.  Due to missing HUD-1 or                                       would be higher than XXX%.    This means that there
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing Disclosure, no fees were used in testing.[B] State Compliance - New York Late                                  In addition, the "XXX" also   were no other fees/costs
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State                                   states" The ANNUAL PERCENTAGE at account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum                                    RATE includes only interest   Otherwise, APR would be
                                                                                                                                                                                                                                                                                                                                                                                                                                               per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in                                         and no other costs."   As     higher than XXX%.  In
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.                                                               such, there were no           addition, the "XXX" also
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      fees/costs to itemize or to   states" The ANNUAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclose. Supporting          PERCENTAGE RATE includes
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      documents have been uploaded  only interest and no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      as XXX #876780153_Compliance  other costs."   As such,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      DocumentsREVIEWER - GENERAL   there were no fees/costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT (2019-09-20):         to itemize or to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure of costs and fees  disclose. Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not provided. Need either     documents have been
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Instructions with     uploaded as XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signed Disbursement           #876780153_Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Authorization or Important    Documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Terms Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan. Exception remains.
239399455 XXX           $X.XX NY     3/XX/2006    2/XX/2006 UTD        Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   period less than 15 day minimum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     per state (NY): 10 day grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were period less than 15 day minimum run off an assumed value of a contract sales price or original loan amount, whichever per state (NY)State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   The greater of $10 or 5% of the
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  unpaid portion of the minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 02/XX/2006 which is XXX months prior to consummation. A lookback was          monthly payment  exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     maximum per state (NY): The
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State  greater of $10 or 5% of the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum   unpaid portion of the minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               per state.[B] Federal Compliance - Property Type Not Provided: (XXXXXXXXXXX) Property monthly payment  exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal       maximum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
422777391 XXX           $X.XX NY     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 11/XX/2005.[B] State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.
837360798 XXX           $X.XX NY     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original  not allowed per state (NY) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          grace period for NY is 15 days -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  note states 10 days.: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 08/XX/2007 which is XXX months prior to         period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final (NY) - min grace period for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 03/XX/2007.[B] State Compliance - New York Late Charge      is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] State         days.State Compliance - Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum   charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               per state.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate  (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor    2% - note states 5%.: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]     charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice  (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel was not provided.                                                  2% - note states 5%.
396493955 XXX           $X.XX NY     4/XX/2008    3/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state (NY).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state (NY).State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 03/XX/2008 which is XXX months prior to consummation. A lookback was          (NY).: 5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2007.[B] State Compliance - New York Late Charge Grace Period Testing: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               grace period less than minimum per state.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - (Missing Data) Last Rate Set Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
647406901 XXX           $X.XX NY     5/XX/2008    4/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   not allowed per state (NY) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal     grace period for NY is 15 days -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were note states 10: Grace period not run off an assumed value of a contract sales price or original loan amount, whichever allowed per state (NY) - min
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   grace period for NY is 15 days -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  note states 10State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 04/XX/2008 which is XXX months prior to consummation. A lookback was          Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was    state (NY) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2007.[B] State Compliance - New York Late Charge Grace Period Testing: Note     NY is 2% - note states 5%: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               grace period less than minimum per state.[B] State Compliance - New York Late Charge  charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type Not Provided: (Missing Data) Property Type. If property type is other   2% - note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
530952110 XXX           $X.XX NJ    12/XX/2003   11/XX/2003 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     State Compliance - PPP Expired.  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                loan contains an impermissible late charge due to missing information.[B] General     Prepayment charge not allowed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Appraisal Requirements - Due to lack of appraised value, compliance tests requiring   per state (NJ) - No prepayment
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               an LTV were run off an assumed value of a contract sales price or original loan       fees allowed. Note states
                                                                                                                                                                                                                                                                                                                                                                                                                                               amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure        $250.00 Cancellation Fee. Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]    is XXX.: PPP Expired. Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in        charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]        (NJ) - No prepayment fees
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            allowed. Note states $250.00
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     Cancellation Fee. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 11/XX/2003 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
173585150 XXX           $X.XX NJ     4/XX/2004    3/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               loan contains an impermissible late charge due to missing information.[B] General
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Appraisal Requirements - Due to lack of appraised value, compliance tests requiring
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
217353796 XXX           $X.XX NJ     5/XX/2004    4/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               loan contains an impermissible late charge due to missing information.[B] Federal
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
778294788 XXX           $X.XX NJ    12/XX/2004   11/XX/2004 Primary    Refinance UTD          *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Ten (10) day  *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   grace period for the late charge
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          does not conform with 15 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  minimum per state (NJ) Regs.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance         Ten (10) day grace period for
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          the late charge does not conform
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   with 15 day minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC  (NJ) Regs.
                                                                                                                                                                                                                                                                                                                                                                                                                                               - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 12/XX/2004.
200136248 XXX           $X.XX NJ     9/XX/2005    8/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR
                                                                       Other                                                                                                                Security Instrument not provided[C]      Preliminary or Final Title                                                                                                                                                                                Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                         (2019-09-09): This loan       (2019-09-09): This loan                                Indeterminable
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           Account Opening not in file. Unable to validate accuracy of and compliance with fee                                    closed under the XXX program  closed under the XXX                                   (UAL State)
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                disclosure requirements. HELOC Fee Agreement also not in file, unable to perform                                       which is an open-end line of  program which is an
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late                                     credit (HELOC).  For this     open-end line of credit
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of                                  program, the HELOC Agreement  (HELOC).  For this
                                                                                                                                                                                                                                                                                                                                                                                                                                               greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs                                   serves as both the Note and   program, the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee                                     final TIL disclosure required Agreement serves as both
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement did not disclose the Costs and Fees at Account opening. Unable to validate                                   under Regulation Z. Under     the Note and final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance -                                   this program the bank agreed  disclosure required
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date                                    to pay all closing costs up   under Regulation Z.
                                                                                                                                                                                                                                                                                                                                                                                                                                               not found in file. Note Date of 09/XX/2005 used as disbursement date for compliance                                    to $500,000 with some         Under this program the
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,                                           exceptions. This is evidenced bank agreed to pay all
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales                                    by the closing instructions   closing costs up to
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing                                      which break down the fees     $500,000 with some
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application No Fees: No evidence of application date located in file.                                     associated with the loan and  exceptions. This is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2005 which is XXX months                                  confirm that the fees were    evidenced by the closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation.  A lookback was performed to determine this application date.                                   paid by the bank.REVIEWER -   instructions which break
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 03/XX/2005.  Due to missing HUD-1 or Closing                                       GENERAL COMMENT (2019-09-09): down the fees associated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not                                    Specific Closing Instructions with the loan and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family                                   provided however, need either confirm that the fees
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - Right                                    Closing Instructions with     were paid by the bank.
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively                                      signed Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine date of consummation. Note date used as transaction date for purposes of                                     Authorization or Important
                                                                                                                                                                                                                                                                                                                                                                                                                                               determining compliance with rescission timing requirements[B] Federal Compliance -                                     Terms Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel                                     loan.  Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
514702869 XXX           $X.XX NJ     9/XX/2005    8/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 days grace *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than the 15 days
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          minimum per state of NJ.: 10
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a days grace period is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           the 15 days minimum per state of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   NJ.
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 08/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
490628174 XXX           $X.XX NJ     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Important Terms Disclosure Missing: Truth in Lending Act (XXXXXXXXXXX): "Important
                                                                                                                                                                                                                                                                                                                                                                                                                                               Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
705303772 XXX           $X.XX NJ    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period less than 15 day minimum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          per state (NJ.): 10 day grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  period less than 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance         per state (NJ.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 05/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
699504436 XXX           $X.XX NJ     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Minimum grace *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period for NJ is 15 days - note
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          states 10 days.: Minimum grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a period for NJ is 15 days - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           states 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
336230626 XXX           $X.XX NJ    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 days grace *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than the 15 days
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state of NJ.: 10
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  days grace period is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance         the 15 days minimum per state of
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          NJ.
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 04/XX/2007.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
373761591 XXX           $X.XX NJ     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
610862728 XXX           $X.XX CT    12/XX/2004   11/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary of Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
463676953 XXX           $X.XX CT     9/XX/2007    8/XX/2007 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2007.
623474857 XXX           $X.XX MA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - RTC was not *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   signed or dated.: RTC was not
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     signed or dated.
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Date.[B] State Compliance - Massachusetts Home Loan -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -  Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.
375263639 XXX           $X.XX CT     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               12/XX/2005.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
717060271 XXX           $X.XX MA    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Federal Compliance - not signed: *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original  not signed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Period Testing: Note grace period less than minimum per state.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
138674282 XXX           $X.XX MA    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - State min is  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  15 days and lender allows only
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] State Compliance - Massachusetts Home Loan -       10: State min is 15 days and
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home    lender allows only 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
882722803 XXX           $X.XX AR    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2007.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
806972138 XXX           $X.XX IL     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
651071442 XXX           $X.XX NJ    12/XX/2003   11/XX/2003 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            loan contains an impermissible late charge due to missing information.[B] Federal
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
260282563 XXX           $X.XX NJ     2/XX/2004    1/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            loan contains an impermissible late charge due to missing information.[B] Federal
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
559860151 XXX           $X.XX NJ     1/XX/2004   12/XX/2003 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     State Compliance - Flat $15 late *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               loan contains an impermissible late charge due to missing information.[B] General     charge is outside parameters of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Appraisal Requirements - Due to lack of appraised value, compliance tests requiring   maximum 5% for 2nd lien in the
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               an LTV were run off an assumed value of a contract sales price or original loan       state of NJ.: Flat $15 late
                                                                                                                                                                                                                                                                                                                                                                                                                                               amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure        charge is outside parameters of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]    maximum 5% for 2nd lien in the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in        state of NJ.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
307230218 XXX           $X.XX NJ     5/XX/2004    4/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               loan contains an impermissible late charge due to missing information.[B] General
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Appraisal Requirements - Due to lack of appraised value, compliance tests requiring
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2004.
312513816 XXX           $X.XX NJ     5/XX/2004    4/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     State Compliance - Late charge   *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                loan contains an impermissible late charge due to missing information.[B] Federal     not allowed per state (NJ) - max
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of        late charge for NJ is 4% - note
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004    states a flat fee of $15.: Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               used as disbursement date for compliance testing.[B] General Appraisal Requirements - charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an     (NJ) - max late charge for NJ is
                                                                                                                                                                                                                                                                                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever            4% - note states a flat fee of
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   $15.
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
514975499 XXX           $X.XX NJ     4/XX/2004    3/XX/2004 Primary    Refinance UTD          *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            loan contains an impermissible late charge due to missing information.[B] Federal
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
681089289 XXX           $X.XX NJ     6/XX/2004    5/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            loan contains an impermissible late charge due to missing information.[B] Federal
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
188934202 XXX           $X.XX NJ     8/XX/2004    7/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               loan contains an impermissible late charge due to missing information.[B] Federal
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
554745289 XXX           $X.XX NJ     1/XX/2005   12/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            loan contains an impermissible late charge due to missing information.[B] Federal
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
460221629 XXX           $X.XX NJ     6/XX/2005    5/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            loan contains an impermissible late charge due to missing information.[B] Federal
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
785683301 XXX           $X.XX NJ     4/XX/2006    3/XX/2006 UTD        Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period does not meet the 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period does not meet the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance         15 day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
612523798 XXX           $X.XX NJ     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 05/XX/2006.
684146562 XXX           $X.XX NJ     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period does not meet the 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period does not meet the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance         15 day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
416058667 XXX           $X.XX NJ     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
711485484 XXX           $X.XX NJ     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period with greater of 5% or $10
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          late charge is outside
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  parameters of 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance         grace period with maximum 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          late charge for 2nd liens in the
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   state of NJ as of 11/XX/2003.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing     10 day grace period with greater
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       of 5% or $10 late charge is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2006 which is XXX months outside parameters of 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         minimum grace period with
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     maximum 5% late charge for 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal       liens in the state of NJ as of
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:   11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
368114646 XXX           $X.XX NJ    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Minimum grace *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period for NJ is 15 days - note
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          states 10 days.: Minimum grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  period for NJ is 15 days - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance         states 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
665733335 XXX           $X.XX NJ    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 12/XX/2006.
448439826 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period does not meet the 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date grace period does not meet the of 03/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal  15 day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
385048798 XXX           $X.XX NJ     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period with greater of 5% or $10
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          late charge is outside
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  parameters of 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance         grace period with maximum 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          late charge for 2nd liens in the
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   state of NJ as of 11/XX/2003.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing     10 day grace period with greater
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       of 5% or $10 late charge is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 04/XX/2007 which is XXX months outside parameters of 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         minimum grace period with
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    maximum 5% late charge for 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if    liens in the state of NJ as of
                                                                                                                                                                                                                                                                                                                                                                                                                                               correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 05/XX/2007.
613477402 XXX           $X.XX NJ     4/XX/2007    3/XX/2007 Primary    UTD UTD                *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Grace period  *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   not allowed per state (NJ) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          grace period for NJ is 15 days -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  note states 10 days.: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance         period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          (NJ) - min grace period for NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing     days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
530749445 XXX           $X.XX NJ     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period does not meet the 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period does not meet the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance         15 day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 08/XX/2007.
142626766 XXX           $X.XX NJ     1/XX/2008   12/XX/2007 Primary    UTD UTD                *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Minimum grace *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period for NJ is 15 days - note
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          states 10 days.: Minimum grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  period for NJ is 15 days - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance         states 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 12/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 01/XX/2008.
153129876 XXX           $X.XX NJ     3/XX/2008    2/XX/2008 UTD        Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period does not meet the 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period does not meet the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance         15 day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 02/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Miscellaneous Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
147328989 XXX           $X.XX NJ    11/XX/2007   10/XX/2007 UTD        UTD UTD                *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Minimum grace *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period for NJ is 15 days - note
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          states 10 days.: Minimum grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  period for NJ is 15 days - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance         states 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 10/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 11/XX/2007.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
740667200 XXX           $X.XX MA     4/XX/2004    3/XX/2004 UTD        UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
626675175 XXX           $X.XX MA     3/XX/2004    2/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
224326453 XXX           $X.XX MA     3/XX/2005    2/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
815084547 XXX           $X.XX MA     4/XX/2006    3/XX/2006 UTD        Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Period Testing: Note grace period less than minimum per state.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing - Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date used as Transaction Date: Unable to conclusively determine date of consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
578636335 XXX           $X.XX MA     4/XX/2005    3/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
837518605 XXX           $X.XX MA    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2007.
709528942 XXX           $X.XX NH     1/XX/2003   12/XX/2002 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]                                                                                                                                                                                                                Evidence of disbursement date not found in file. Note Date of 01/XX/2003 used as
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Notice of Right to Cancel Missing: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                               in Lending Act: Notice of Right to Cancel was not provided.
598071145 XXX           $X.XX SC     5/XX/2006    4/XX/2006 UTD        UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel was not provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Primary.
261385668 XXX           $X.XX NY    11/XX/2002   10/XX/2002 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  min not allowed per state (NY) -
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure   min grace period for NY is 15
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]    days - note states 10: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in        period min not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]        (NY) - min grace period for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            is 15 days - note states 10State
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     Compliance - $15 late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 10/XX/2002 which is XXX months prior to consummation. A lookback was          exceeds 2%  maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     NY: $15 late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State  maximum per state NYState
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Unable to determine if late charge Compliance - PPP expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds state maximum due to missing information.[B] State Compliance - New York      Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not  per state (NY)-on 2nd lien
                                                                                                                                                                                                                                                                                                                                                                                                                                               permissible on a subordinate lien loan.[B] Federal Compliance - Property Type Not     refinance- note states
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  otherwise. Lender is XXX.: PPP residence, state and federal testing may be impacted.[B] Federal Compliance - Notice  expired. Prepayment charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not   allowed per state (NY)-on 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.                                                                             lien refinance- note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     otherwise. Lender is XXX.
209183384 XXX           $X.XX SC     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
275228421 XXX           $X.XX NY    12/XX/2003   11/XX/2003 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]                                                                                                                                                                                                                Evidence of disbursement date not found in file. Note Date of 12/XX/2003 used as      Prepayment charge not allowed
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to  per state (NY) - max prepayment
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed    charge for NY is 0% - notes
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]        states $950.  Lender is XXX.:
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act        PPP Expired.  Prepayment charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC  not allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" prepayment charge for NY is 0% -
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     notes states $950.  Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 11/XX/2003 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay
                                                                                                                                                                                                                                                                                                                                                                                                                                               Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
650063141 XXX           $X.XX NY     3/XX/2004    2/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]                                                                                                                                                                                                                Evidence of disbursement date not found in file. Note Date of 03/XX/2004 used as      Prepayment charge not allowed
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to  per state (NY) - max prepayment
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed    charge for NY is 0% - notes
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]        states $1343.75.  Lender is
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act        XXX.: PPP Expired.  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC  charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" (NY) - max prepayment charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     NY is 0% - notes states
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  $1343.75.  Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 02/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay
                                                                                                                                                                                                                                                                                                                                                                                                                                               Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
376771340 XXX           $X.XX NY     3/XX/2004    2/XX/2004 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original  Prepayment charge not allowed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Credit Agreement per state (NY) - max prepayment
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to   charge for NY is 0% - notes
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing     states $725.  Lender is XXX.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" PPP Expired.  Prepayment charge disclosure not provided to borrower at time of account opening.[B] Federal Compliance not allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure   prepayment charge for NY is 0% -
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms        notes states $725.  Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not    XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                                                                                                                                                                                                                                               No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
601215130 XXX           $X.XX NY     3/XX/2004    2/XX/2004 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   Prepayment charge not allowed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal     per state (NY) - max prepayment
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were charge for NY is 0% - notes run off an assumed value of a contract sales price or original loan amount, whichever states $552.50.  Lender is XXX.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in        PPP Expired.  Prepayment charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - not allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):        prepayment charge for NY is 0% -
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -        notes states $552.50.  Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 02/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan;
                                                                                                                                                                                                                                                                                                                                                                                                                                               however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
168602133 XXX           $X.XX NY     5/XX/2004    4/XX/2004 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   Prepayment charge not allowed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal     per state (NY) - max prepayment
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were charge for NY is 0% - notes
                                                                                                                                                                                                                                                                                                                                                                                                                                               run off an assumed value of a contract sales price or original loan amount, whichever states $725$843.50.   Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in        XXX.: PPP Expired.  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):        (NY) - max prepayment charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -        NY is 0% - notes states
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     $725$843.50.   Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 04/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan;
                                                                                                                                                                                                                                                                                                                                                                                                                                               however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
807154732 XXX           $X.XX NY     4/XX/2004    3/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]                                                                                                                                                                                                                Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
551912124 XXX           $X.XX NY     4/XX/2004    3/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   Prepayment charge not allowed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal     per state (NY) - max prepayment
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were charge for NY is 0% - notes
                                                                                                                                                                                                                                                                                                                                                                                                                                               run off an assumed value of a contract sales price or original loan amount, whichever states $530.   Lender is XXX.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in        PPP Expired.  Prepayment charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - not allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):        prepayment charge for NY is 0% -
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -        notes states $530.   Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 03/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan;
                                                                                                                                                                                                                                                                                                                                                                                                                                               however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
260871937 XXX           $X.XX NY     5/XX/2004    4/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   Prepayment charge not allowed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal     per state (NY) - max prepayment
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were charge for NY is 0% - notes
                                                                                                                                                                                                                                                                                                                                                                                                                                               run off an assumed value of a contract sales price or original loan amount, whichever states $612.50.   Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in        XXX.: PPP Expired.  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):        (NY) - max prepayment charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -        NY is 0% - notes states $612.50.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 04/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan;
                                                                                                                                                                                                                                                                                                                                                                                                                                               however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
751245206 XXX           $X.XX NY     2/XX/2004    1/XX/2004 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original  Prepayment charge not allowed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure   per state (NY) - max prepayment
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]    charge for NY is 0% - notes
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in        states $42.19.   Lender is XXX.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]        PPP Expired.  Prepayment charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            not allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     prepayment charge for NY is 0% -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 01/XX/2004 which is XXX months prior to consummation. A lookback was          notes states $42.19.   Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York          XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.
308609115 XXX           $X.XX NY     3/XX/2004    2/XX/2004 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   Prepayment charge not allowed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal     per state (NY) - max prepayment
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were charge for NY is 0% - notes
                                                                                                                                                                                                                                                                                                                                                                                                                                               run off an assumed value of a contract sales price or original loan amount, whichever states $134.75.   Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in        XXX.: PPP Expired.  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):        (NY) - max prepayment charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -        NY is 0% - notes states $134.75.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 02/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan;
                                                                                                                                                                                                                                                                                                                                                                                                                                               however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
656359080 XXX           $X.XX NY     5/XX/2004    4/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - PPP is        *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 05/XX/2004 used as      expired. Penalty is for 36
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to  months with a reimbursement fee
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed    of $912.50 to lender for portion
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]        of NY mortgage tax. Lender is
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act        XXX.: PPP is expired. Penalty is
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC  for 36 months with a
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" reimbursement fee of $912.50 to
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     lender for portion of NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  mortgage tax. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 04/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay
                                                                                                                                                                                                                                                                                                                                                                                                                                               Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
552500397 XXX           $X.XX NY     4/XX/2005    3/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  Prepayment charge not allowed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure   per state (NY) on a junior lien
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]    -  note states $151.50 for first
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in        36 months.. Lender is XXX.: PPP
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]        Expired.  Prepayment charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            allowed per state (NY) on a
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     junior lien -  note states
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 03/XX/2005 which is XXX months prior to consummation. A lookback was          $151.50 for first 36 months..
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York          Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel was not provided.
435667872 XXX           $X.XX NY     3/XX/2005    3/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - PPP expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Penalty for 36 months with a
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal     $132.50 reimbursement fee to
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were lender for NY mortgage tax.
                                                                                                                                                                                                                                                                                                                                                                                                                                               run off an assumed value of a contract sales price or original loan amount, whichever Lender is XXX.: PPP expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:   Penalty for 36 months with a
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of    $132.50 reimbursement fee to
                                                                                                                                                                                                                                                                                                                                                                                                                                               account opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not   lender for NY mortgage tax.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not        Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                               HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel was not provided.
679334640 XXX           $X.XX NY     1/XX/2005   12/XX/2004 UTD        Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Primary.
842041251 XXX           $X.XX NY     2/XX/2006    1/XX/2006 UTD        UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - Minimum grace *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  period for NY is 15 days - note
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          states 10 days.: Minimum grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  period for NY is 15 days - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 01/XX/2006 which is XXX months prior to         states 10 days.State Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State   - Late charge of 5% exceeds the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than   2% maximum per the state of NY:
                                                                                                                                                                                                                                                                                                                                                                                                                                               minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note   Late charge of 5% exceeds the 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not      maximum per the state of NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
196273490 XXX           $X.XX NY     3/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  min not allowed per state (NY) -
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          min grace period for NY is 15
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  days - note states 10: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 02/XX/2006 which is XXX months prior to         period min not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State   (NY) - min grace period for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than   is 15 days - note states 10State
                                                                                                                                                                                                                                                                                                                                                                                                                                               minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note   Compliance - Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not      allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  late charge for NY is 2% - note residence, state and federal testing may be impacted.[B] Federal Compliance - Notice  states 5%: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not   allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.                                                                             late charge for NY is 2% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     states 5%
795831429 XXX           $X.XX NY     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
370263976 XXX           $X.XX NY     9/XX/2006    8/XX/2006 Investment Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
171772046 XXX           $X.XX NY    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state of NY.: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state of NY.State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - Greater of 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  $10 late charge exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 09/XX/2006 which is XXX months prior to consummation. A lookback was          2% per state of NY.: Greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     5% or $10 late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State  maximum 2% per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2006.
710977789 XXX           $X.XX NY    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state of NY.: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state of NY.State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - Greater of 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  $10 late charge exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 09/XX/2006 which is XXX months prior to consummation. A lookback was          2% per state of NY.: Greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     5% or $10 late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State  maximum 2% per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
877536914 XXX           $X.XX NY    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state (NY).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state (NY).State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 10/XX/2006 which is XXX months prior to consummation. A lookback was          (NY).: 5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
137562590 XXX           $X.XX NY    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   not allowed per state (NY) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     grace period for NY is 15 days -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were note states 10 days.: Grace run off an assumed value of a contract sales price or original loan amount, whichever period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   (NY) - min grace period for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 11/XX/2006 which is XXX months prior to consummation. A lookback was          days.State Compliance - Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State  (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum   2% - note states greater of 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in        or $10.: Late charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.                              per state (NY) - max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     for NY is 2% - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     greater of 5% or $10.
195165604 XXX           $X.XX NY    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state of NY.: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state of NY.State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - Greater of 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  $10 late charge exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 11/XX/2006 which is XXX months prior to consummation. A lookback was          2% per state of NY.: Greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     5% or $10 late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State  maximum 2% per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
881656654 XXX           $X.XX NY     5/XX/2004    4/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
249325836 XXX           $X.XX IL     2/XX/2008    1/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2008.
724037698 XXX           $X.XX NM     9/XX/2006    8/XX/2006 UTD        UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
575531946 XXX           $X.XX FL     9/XX/2006    8/XX/2006 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
383519834 XXX           $X.XX CA     8/XX/2005    7/XX/2005 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (XXXXXXXXXXX): Credit Agreement not provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Timely: Truth in Lending Act (XXXXXXXXXXX): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
256940510 XXX           $X.XX GA     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Notice of Right to Cancel Missing: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                               in Lending Act: Notice of Right to Cancel was not provided.
231249392 XXX           $X.XX CA     7/XX/2006    6/XX/2006 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
298880338 XXX           $X.XX MD     7/XX/2006    6/XX/2006 UTD        UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
511417867 XXX           $X.XX NJ    11/XX/2005   11/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not include either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period with greater of 5% or $10
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          late charge is outside the
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  parameters of 5% maximum late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance         charge with minimum 15 day grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          period on 2nd lien's effective
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   11/XX/2003.: 10 day grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing     with greater of 5% or $10 late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       charge is outside the parameters
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 11/XX/2005 which is XXX months of 5% maximum late charge with
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         minimum 15 day grace period on
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    2nd lien's effective 11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 12/XX/2005.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
650140570 XXX           $X.XX NJ     2/XX/2005    1/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               loan contains an impermissible late charge due to missing information.[B] Federal
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
178574334 XXX           $X.XX MA     1/XX/2006   12/XX/2005 UTD        Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   not allowed per state (MA) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     grace period per MA state is 15
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were - note states 10 days.: Grace run off an assumed value of a contract sales price or original loan amount, whichever period not allowed per state applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible (MA) - min grace period per MA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file  state is 15 - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               of document or worksheet indicating how the lender determined that the home loan is   days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if late charge exceeds state maximum due to missing information.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
585454990 XXX           $X.XX NJ     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period does not meet the 15 day                                                                                       Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   minimum per state (NJ): 10 day                                                                                        (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      grace period does not meet the
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late    15 day minimum per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
382725323 XXX           $X.XX NJ     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Minimum grace *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period for NJ is 15 days - note
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          states 10 days.: Minimum grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  period for NJ is 15 days - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance         states 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
544401990 XXX           $X.XX NJ     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - Grace period  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        not allowed per state (NJ) - min                                                                                      Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   grace period for NJ is 15 days -                                                                                      (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      note states 10 days.: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late    period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of (NJ) - min grace period for NJ greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs  is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee    days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
470412835 XXX           $X.XX NJ     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - Grace period  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        not allowed per state (NJ) - min                                                                                      Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   grace period for NJ is 15 days -                                                                                      (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      note states 10 days.: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late    period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of (NJ) - min grace period for NJ greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs  is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee    days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
496311619 XXX           $X.XX NJ    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period with greater of 5% or $10
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          late charge is outside
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a parameters of 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           grace period with maximum 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   late charge for 2nd liens in the
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 09/XX/2006   state of NJ as of 11/XX/2003.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this 10 day grace period with greater
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business      of 5% or $10 late charge is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      outside parameters of 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         minimum grace period with
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due maximum 5% late charge for 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                               to missing information.[B] Federal Compliance - Right of Rescission Timing - Note     liens in the state of NJ as of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date used as Transaction Date: Unable to conclusively determine date of consummation. 11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note date used as transaction date for purposes of determining compliance with rescission timing requirements
593458110 XXX           $X.XX NJ     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Grace period  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title"                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   not allowed per state (NJ) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          grace period for NJ is 15 days -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  note states 10 days.: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance         period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          (NJ) - min grace period for NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing     days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
271942681 XXX           $X.XX NJ     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period with greater of 5% or $10
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          late charge is outside
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  parameters of 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance         grace period with maximum 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          late charge for 2nd liens in the
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   state of NJ as of 11/XX/2003.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing     10 day grace period with greater
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       of 5% or $10 late charge is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 04/XX/2007 which is XXX months outside parameters of 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         minimum grace period with
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     maximum 5% late charge for 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.                                      liens in the state of NJ as of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     11/XX/2003.
212295893 XXX           $X.XX NJ     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2008.
392724807 XXX           $X.XX NJ     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period does not meet the 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period does not meet the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance         15 day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement not provided to borrower at time of account opening.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
228526134 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 UTD        UTD UTD                *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Minimum grace *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period for NJ is 15 days - note
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          states 10 days.: Minimum grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  period for NJ is 15 days - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance         states 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
829918003 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period with greater of 5% or $10
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          late charge is outside
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  parameters of 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance         grace period with maximum 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          late charge for 2nd liens in the
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   state of NJ as of 11/XX/2003.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing     10 day grace period with greater
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       of 5% or $10 late charge is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 02/XX/2007 which is XXX months outside parameters of 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         minimum grace period with
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     maximum 5% late charge for 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal       liens in the state of NJ as of
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:   11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
246401216 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
809467289 XXX           $X.XX NJ     2/XX/2006    1/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 01/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
886671398 XXX           $X.XX NJ     5/XX/2007    4/XX/2007 UTD        Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Minimum grace *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period for NJ is 15 days - note
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          states 10 days.: Minimum grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  period for NJ is 15 days - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance         states 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 04/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 05/XX/2007.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
266810550 XXX           $X.XX NJ     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period does not meet the 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period does not meet the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance         15 day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 07/XX/2007.
133787380 XXX           $X.XX NJ     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Minimum grace *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period for NJ is 15 days - note
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          states 10 days.: Minimum grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  period for NJ is 15 days - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance         states 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 07/XX/2007.
465462443 XXX           $X.XX NJ     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period with greater of 5% or $10
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          late charge is outside
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  parameters of 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance         grace period with maximum 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          late charge for 2nd liens in the
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   state of NJ as of 11/XX/2003.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing     10 day grace period with greater
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       of 5% or $10 late charge is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 07/XX/2007 which is XXX months outside parameters of 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         minimum grace period with
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    maximum 5% late charge for 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if    liens in the state of NJ as of
                                                                                                                                                                                                                                                                                                                                                                                                                                               correct TILA rescission form was used.[B] Federal Compliance - Property Type Not      11/XX/2003.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 08/XX/2007.
101310055 XXX           $X.XX NJ     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Grace period  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   not allowed per state (NJ) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          grace period for NJ is 15 days -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  note states 10 days.: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance         period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          (NJ) - min grace period for NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing     days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 12/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 01/XX/2008.
219897538 XXX           $X.XX NJ     2/XX/2008    1/XX/2008 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    "File does not contain       *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Grace period  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  either Preliminary or Final                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   not allowed per state (NJ) - min
                                                                                                                                                                                            in file.[C] Application / Processing -   Title"                                                                                                                                                                                                    period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          grace period for NJ is 15 days -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  note states 10 days.: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance         period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          (NJ) - min grace period for NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing     days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 01/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 02/XX/2008.
727121671 XXX           $X.XX NJ     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2008.
174933703 XXX           $X.XX ME    11/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
503675586 XXX           $X.XX MA     9/XX/2005    8/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period does not meet the 15 day  (2019-09-18): The issue cited (2019-09-18): The issue                                Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   minimum per state (MA).: 10 day  has either been resolved or   cited has either been                                  (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      grace period does not meet the   was determined to not be an   resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          15 day minimum per state (MA).   exception as noted. Please    determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did                                    refer to page XXX of the      exception as noted.
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of                                     "XXX" which states that       Please refer to page XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement                                  initial index is XXX% and     of the "XXX" which
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in                                    margin is -1.01%.  This       states that initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for                                      equates to an initial rate of index is XXX% and margin
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised                                       5.49%.  The "XXX" also states is -1.01%.  This equates
                                                                                                                                                                                                                                                                                                                                                                                                                                               value, compliance tests requiring an LTV were run off an assumed value of a contract                                   that APR is XXX%, which is    to an initial rate of
                                                                                                                                                                                                                                                                                                                                                                                                                                               sales price or original loan amount, whichever applies.[B] State Compliance -                                          the same as the initial rate. XXX%.  The "XXX" also
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in                                    This means that there were no states that APR is XXX%,
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet                                       other fees/costs at account   which is the same as the
                                                                                                                                                                                                                                                                                                                                                                                                                                               indicating how the lender determined that the home loan is in the borrower's                                           opening.  Otherwise, APR      initial rate.  This
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] State Compliance - Massachusetts Open End Late Charge Grace Period                                        would be higher than 5.49%.   means that there were no
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note grace period less than minimum per state.[B] Federal Compliance -                                        In addition, the "XXX" also   other fees/costs at
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in                                   states  "The ANNUAL           account opening.
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 08/XX/2005 which is XXX                                  PERCENTAGE RATE includes only Otherwise, APR would be
                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation.  A lookback was performed to determine this application                                  interest and no other costs." higher than XXX%.  In
                                                                                                                                                                                                                                                                                                                                                                                                                                               date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]                                     As such, there were no        addition, the "XXX" also
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If                                      fees/costs to itemize or to   states  "The ANNUAL
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be                                  disclose.REVIEWER - GENERAL   PERCENTAGE RATE includes
                                                                                                                                                                                                                                                                                                                                                                                                                                               impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                  COMMENT (2019-09-18):         only interest and no
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.                                                                       Disclosure of costs and fees  other costs."   As such,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not provided.  Need either    there were no fees/costs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Instructions with     to itemize or to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signed Disbursement           disclose.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Authorization or Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Terms Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan.  Exception remains.
870672341 XXX           $X.XX MA     7/XX/2005    6/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is < 15 days required in
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal     the state of MA.: 10 day grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were period is < 15 days required in run off an assumed value of a contract sales price or original loan amount, whichever the state of MA.
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
680071350 XXX           $X.XX MA    10/XX/2005    9/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of   not allowed per state (MA) - min
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal     grace period for MA is 15 days -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were note states 10 days.: Grace run off an assumed value of a contract sales price or original loan amount, whichever period not allowed per state applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible (MA) - min grace period for MA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file  is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               of document or worksheet indicating how the lender determined that the home loan is   days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
787394259 XXX           $X.XX MA     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] State Compliance - Massachusetts Home Loan -       minimum required in the state of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home    MA.: 10 day grace period is less
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender     than 15 day minimum required in
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined that the home loan is in the borrower's interest.[B] State Compliance -    the state of MA.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.
756756275 XXX           $X.XX MA    10/XX/2005    9/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period is less than 15 day                                                                                            Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   minimum per state (MA).: 10 day                                                                                       (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          minimum per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note grace period less than minimum per state.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
537733332 XXX           $X.XX MA     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
790445499 XXX           $X.XX MA     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] State Compliance - Massachusetts Home Loan -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
722996034 XXX           $X.XX MA     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state (MA).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
791471674 XXX           $X.XX SC     2/XX/2006    1/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  No         TNR Testing Not
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Required
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
724675013 XXX           $X.XX SC     3/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  No         TNR Testing Not
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Required
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application No Fees:
                                                                                                                                                                                                                                                                                                                                                                                                                                               No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] State Compliance - South Carolina Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
575090325 XXX           $X.XX SC     2/XX/2006    1/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina
                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel was not provided.
140206865 XXX           $X.XX SC     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                               South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2007.
487698730 XXX           $X.XX SC     4/XX/2008    3/XX/2008 UTD        Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  No         TNR Testing Not
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                         (2019-09-03): File            (2019-09-03): File                                     Required
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee                                    documentation included the    documentation included
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform                                       XXX Equity Maximizer          the XXX Equity Maximizer
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not                                           Agreement & Disclosure dated  Agreement & Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did                                    04/XX/2008, which did not     dated 04/14/2008, which
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of                                     identify any specific fees    did not identify any
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement                                  due at loan closing.  This is specific fees due at
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in                                    evidenced by the documents    loan closing.  This is
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for                                      identified as Disbursement    evidenced by the
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised                                       Instructions and the fully    documents identified as
                                                                                                                                                                                                                                                                                                                                                                                                                                               value, compliance tests requiring an LTV were run off an assumed value of a contract                                   executed final HUD-1 dated    Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               sales price or original loan amount, whichever applies.[B] Federal Compliance -                                        04/XX/2008 in which neither   Instructions and the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in                                   document reflected any fees   fully executed final
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 03/XX/2008 which is XXX                                  or charges on this            HUD-1 dated 04/14/2008
                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation.  A lookback was performed to determine this application                                  loan.REVIEWER - GENERAL       in which neither
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.   The final date used for testing was 10/XX/2007.  Due to missing HUD-1 or                                       COMMENT (2019-09-03):         document reflected any
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Property                                     Disclosure of costs and fees  fees or charges on this
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than                                        not provided. Need either     loan.
                                                                                                                                                                                                                                                                                                                                                                                                                                               single family residence, state and federal testing may be impacted.[B] State                                           Closing Instructions with
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):                                      signed Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               South Carolina Home Loan: Borrower not provided with a document specifying the agency                                  Authorization or Important
                                                                                                                                                                                                                                                                                                                                                                                                                                               designated to receive complaints or inquiries about the origination and making of the                                  Terms Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                      loan. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Primary.
192443444 XXX           $X.XX SC     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] State Compliance - South
                                                                                                                                                                                                                                                                                                                                                                                                                                               Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
164836086 XXX           $X.XX NY     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period does not meet the 15 day                                                                                       Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   minimum per state (NY): 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      grace period does not meet the
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          15 day minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did   (NY)State Compliance - 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of    charge exceeds  the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement per state (NY): 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   exceeds  the 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for     state (NY)Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised      Verified no signature date .:
                                                                                                                                                                                                                                                                                                                                                                                                                                               value, compliance tests requiring an LTV were run off an assumed value of a contract  Verified no signature date .
                                                                                                                                                                                                                                                                                                                                                                                                                                               sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - Notice of Right To Cancel Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               signed by all parties whose ownership interest is or will be subject to the security interest.
268345890 XXX           $X.XX NY     1/XX/2004   12/XX/2003 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   Prepayment charge not allowed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal     per state (NY) - max prepayment
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were charge for NY is 0% - notes run off an assumed value of a contract sales price or original loan amount, whichever states $725.  Lender is XXX.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in        PPP Expired.  Prepayment charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - not allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):        prepayment charge for NY is 0% -
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -        notes states $725.  Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 12/XX/2003 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan;
                                                                                                                                                                                                                                                                                                                                                                                                                                               however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
173158950 XXX           $X.XX NY     3/XX/2004    2/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original  Prepayment charge not allowed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure   per state (NY) - max prepayment
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]    charge for NY is 0% - notes
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in        states $725.  Lender is XXX.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]        PPP Expired.  Prepayment charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            not allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     prepayment charge for NY is 0% -
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 02/XX/2004 which is XXX months prior to consummation. A lookback was          notes states $725.  Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York          XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: New York Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.
601710593 XXX           $X.XX NY     7/XX/2003    6/XX/2003 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Grace period  *                             *                        *                  *          -
                                                                                                                                                                                            Security Instrument not provided[C]                                                                                                                                                                                                                Evidence of disbursement date not found in file. Note Date of 07/XX/2003 used as      not allowed per state (NY) - min
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to  grace period for NY is 15 days -
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed    notes states 10 days: Grace
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]        period not allowed per state
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act        (NY) - min grace period for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC  is 15 days - notes states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" daysState Compliance - PPP
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan     Expired.  Prepayment charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 06/XX/2003 which is XXX months prior to         prepayment charge for NY is 0% -
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State   notes states $725.  Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than   XXX.: PPP Expired.  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Unable charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if late charge exceeds state maximum due to missing information.[B]      (NY) - max prepayment charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment       NY is 0% - notes states $725.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note  Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Property Type Not Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
210583211 XXX           $X.XX NY     9/XX/2005    8/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period is < 15 days required in                                                                                       Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   the state of NY.: 10 day grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      period is < 15 days required in
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          the state of NY.State Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did   - Greater of 5% or $10 exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of    2% maximum late charge in the
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] General Appraisal Requirements -  state of NY.: Greater of 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an     $10 exceeds 2% maximum late
                                                                                                                                                                                                                                                                                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever            charge in the state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
253996711 XXX           $X.XX NY    10/XX/2005    9/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period is less than 15 days                                                                                           Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   required in the state of NY.: 10
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          days required in the state of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did   NY.State Compliance - Greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of    5% or $10 late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement maximum 2% in the state of NY.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   Greater of 5% or $10 late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for     exceeds maximum 2% in the state
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised      of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
876570144 XXX           $X.XX NY    10/XX/2005    9/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period is less than 15 day                                                                                            Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   minimum per state of NY.: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          minimum per state of NY.State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did   Compliance - Greater of 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of    $10 late charge exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement 2% per state of NY: Greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   5% or $10 late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for     maximum 2% per state of NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
245843139 XXX           $X.XX NY    11/XX/2005   10/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state of NY.: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state of NY.State applies.[B] State Compliance - New York Late Charge Grace Period Testing: Note grace  Compliance - Greater of 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               period less than minimum per state.[B] State Compliance - New York Late Charge        $10 late charge exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  2% per state of NY.: Greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was 5% or $10 late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               not able to be determined. Unable to determine if correct TILA rescission form was    maximum 2% per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               used.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
529321276 XXX           $X.XX NY    11/XX/2005   10/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 days grace *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period is less than the 15 days                                                                                       Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   minimum per state of NY..: 10
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      days grace period is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          the 15 days minimum per state of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did   NY..State Compliance - Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of    determine if late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement state maximum due to  missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   information.: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for     determine if late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised      state maximum due to  missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               value, compliance tests requiring an LTV were run off an assumed value of a contract  information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
494167764 XXX           $X.XX NY    12/XX/2005   11/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not include either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state of NY.: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state of NY.State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - Greater of 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  $10 late charge exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 11/XX/2005 which is XXX months prior to consummation. A lookback was          2% per state of NY.: Greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     5% or $10 late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State  maximum 2% per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
381039826 XXX           $X.XX NY     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period does not meet 15 day                                                                                           Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   minimum per state (NY).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      grace period does not meet 15
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          day minimum per state (NY).State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of    exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement (NY).: 5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
711609806 XXX           $X.XX NY     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       requiring an LTV were run off an assumed value of a contract sales price or original  not allowed per state (NY) - min
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          grace period for NY is 15 days -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  note states 10 days.: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 04/XX/2006 which is XXX months prior to         period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State   (NY) - min grace period for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than   is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note   days.State Compliance - Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to     charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.     (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     2% - note states greater of 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     or $10.: Late charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     per state (NY) - max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     for NY is 2% - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     greater of 5% or $10.
684429798 XXX           $X.XX NY     7/XX/2006    6/XX/2006 UTD        Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          minimum per state of NY.: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 06/XX/2006 which is XXX months prior to         minimum per state of NY.State
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State   Compliance - Greater of 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than   $10 late charge exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note   2% per state of NY.: Greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not      5% or $10 late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family   maximum 2% per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
454756467 XXX           $X.XX NY     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        General Appraisal Requirements - *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        Appraisal not provided.:                                                                                              Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   Appraisal not provided.
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
180051154 XXX           $X.XX NY     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
701980277 XXX           $X.XX NY    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
773034902 XXX           $X.XX NY     7/XX/2006    6/XX/2006 UTD        UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
471603178 XXX           $X.XX NY    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state of NY.: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state of NY.State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - Greater of 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  $10 late charge exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 09/XX/2006 which is XXX months prior to consummation. A lookback was          2% per state of NY.: Greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     5% or $10 late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State  maximum 2% per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
758325789 XXX           $X.XX NY    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2006.
211923107 XXX           $X.XX NY     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period does not meet the 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state (NY).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period does not meet the run off an assumed value of a contract sales price or original loan amount, whichever 15 day minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:   (NY).State Compliance - 5% late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of    charge exceeds the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               account opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not   per state (NY).: 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not        exceeds the 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided to borrower at time of account opening.[B] Federal Compliance - Missing      (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
277556321 XXX           $X.XX NY    11/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                application date located in file.  Compliance tests were run using an application     not allowed per state (NY) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             date of 10/XX/2007 which is XXX months prior to consummation. A lookback was          grace period for NY is 15 days -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     note states 10 days.: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State  period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum   (NY) - min grace period for NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a    is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine  days.State Compliance - Late if correct TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst     (NY) - max late charge for NY is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Case Scenario between Creditor Application Date and Transaction Date used to          2% - note states greater of 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -           or $10.: Late charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     per state (NY) - max late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          for NY is 2% - note states
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     greater of 5% or $10.
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 11/XX/2007.
328820153 XXX           $X.XX NY    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Closing / Title - ARM Error: Rate    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Change Frequency was not provided[C]     Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  period is less than 15 day
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          minimum per state of NY.: 10 day
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                Application Test: No evidence of application date located in file.  Compliance tests  grace period is less than 15 day
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                were run using an application date of 09/XX/2007 which is XXX months prior to         minimum per state of NY.State
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State   Compliance - Greater of 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than   $10 late charge exceeds maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note   2% per state of NY.: Greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable  5% or $10 late charge exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        maximum 2% per state of NY.
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
882647321 XXX           $X.XX NY     1/XX/2007   12/XX/2006 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
468167995 XXX           $X.XX NY     1/XX/2007   12/XX/2006 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state (NY).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state (NY).State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 12/XX/2006 which is XXX months prior to consummation. A lookback was          (NY).: 5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
151002692 XXX           $X.XX NY     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Stat grace    *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is 15 days. Note grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     period is 10 days.: Stat grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were period is 15 days. Note grace run off an assumed value of a contract sales price or original loan amount, whichever period is 10 days.State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - State late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  is 2%. Note late charge is
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 05/XX/2007 which is XXX months prior to consummation. A lookback was          greater of $10 or 5%.: State
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     late charge is 2%. Note late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State  charge is greater of $10 or 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
557240090 XXX           $X.XX NY     8/XX/2007    7/XX/2007 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state (NY).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state (NY).State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 07/XX/2007 which is XXX months prior to consummation. A lookback was          (NY).: 5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst
                                                                                                                                                                                                                                                                                                                                                                                                                                               Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 08/XX/2007.
218450358 XXX           $X.XX NY    12/XX/2007   11/XX/2007 Primary    Refinance UTD          *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state (NY).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state (NY).State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 11/XX/2007 which is XXX months prior to consummation. A lookback was          (NY).: 5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     maximum per state (NY).Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State  Compliance - RTC signature not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum   dated by borrower.: RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                               per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a    signature not dated by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst
                                                                                                                                                                                                                                                                                                                                                                                                                                               Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
236612698 XXX           $X.XX NY     2/XX/2008    1/XX/2008 UTD        Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Minimum grace *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   period for NY is 15 days - note
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal     states 10 days.: Minimum grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were period for NY is 15 days - note run off an assumed value of a contract sales price or original loan amount, whichever states 10 days.State Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   - Late charge of 5% exceeds the
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  2% maximum per the state of NY:
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 01/XX/2008 which is XXX months prior to consummation. A lookback was          Late charge of 5% exceeds the 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     maximum per the state of NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 03/XX/2008.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
139211023 XXX           $X.XX AR     1/XX/2004   12/XX/2003 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                         (2019-09-03): This loan       (2019-09-03): This loan                                Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee                                    closed under the XXX program  closed under the XXX
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform                                       which is an open-end line of  program which is an
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not                                           credit (HELOC).  For this     open-end line of credit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did                                    program, the HELOC Agreement  (HELOC).  For this
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of                                     serves as both the Note and   program, the HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement                                  final TIL disclosure required Agreement serves as both
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in                                    under Regulation Z. Under     the Note and final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for                                      this program the bank agreed  disclosure required
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised                                       to pay all closing costs up   under Regulation Z.
                                                                                                                                                                                                                                                                                                                                                                                                                                               value, compliance tests requiring an LTV were run off an assumed value of a contract                                   to $500,000 with some         Under this program the
                                                                                                                                                                                                                                                                                                                                                                                                                                               sales price or original loan amount, whichever applies.[B] Federal Compliance -                                        exceptions. This is evidenced bank agreed to pay all
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in                                   by the closing instructions   closing costs up to
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 12/XX/2003 which is XXX                                  which break down the fees     $500,000 with some
                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation.  A lookback was performed to determine this application                                  associated with the loan and  exceptions. This is
                                                                                                                                                                                                                                                                                                                                                                                                                                               date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]                                     confirm that the fees were    evidenced by the closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If                                      paid by the bank.REVIEWER -   instructions which break
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be                                  GENERAL COMMENT (2019-09-03): down the fees associated
                                                                                                                                                                                                                                                                                                                                                                                                                                               impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                  Disclosure of costs and fees  with the loan and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.                                                                       not provided. Need either     confirm that the fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Instructions with     were paid by the bank.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signed Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Authorization or Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Terms Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan. Exception remains.
212917351 XXX           $X.XX AR     3/XX/2004    2/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at
                                                                                                                                                                                                                                                                                                                                                                                                                                               Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Evidence of disbursement date not found in file. Security Instrument Notary
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date of 03/XX/2004 used as disbursement date for compliance testing.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
233697665 XXX           $X.XX IL     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title"                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
668009351 XXX           $X.XX IL    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rights" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
147565128 XXX           $X.XX IL     4/XX/2003    3/XX/2003 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2003 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
141936040 XXX           $X.XX IL     2/XX/2008    1/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
266025295 XXX           $X.XX IL     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                REVIEWER - GENERAL COMMENT    *                        *                  No         TNR Testing Not
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                         (2019-09-17): The issue cited                                                        Required
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee                                    has either been resolved or
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform                                       was determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not                                           exception as noted. Please
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did                                    refer to page XXX of the "XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of                                     Statement" which states that
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement                                  initial index is XXX% and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in                                    margin is -.0510%.  This
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for                                      equates to an initial rate of
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised                                       XXX%.  The "XXX" also states
                                                                                                                                                                                                                                                                                                                                                                                                                                               value, compliance tests requiring an LTV were run off an assumed value of a contract                                   that APR is XXX%, which is
                                                                                                                                                                                                                                                                                                                                                                                                                                               sales price or original loan amount, whichever applies.[B] Federal Compliance -                                        the same as the initial rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in                                   This means that there were no
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX                                  other fees/costs at account
                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation.  A lookback was performed to determine this application                                  opening.  Otherwise, APR
                                                                                                                                                                                                                                                                                                                                                                                                                                               date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]                                     would be higher than XXX%.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice                                   In addition, the "XXX" also
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel was not provided.                                                                                   states "The ANNUAL PERCENTAGE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      RATE includes only interest
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      and no other costs."   As
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      such, there were no
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      fees/costs to itemize or to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclose. Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      documents have been uploaded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      as XXXX Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      DocumentsREVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT (2019-09-17):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure of costs and fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not provided. Need either
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Instructions with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signed Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Authorization or Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Terms Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan. Exception remains.
637637492 XXX           $X.XX IL     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2018.
710616527 XXX           $X.XX NM     4/XX/2005    3/XX/2005 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
731890025 XXX           $X.XX NC     2/XX/2005    1/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2004.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide Affiliated Business Arrangement Disclosure to borrower.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
892676094 XXX           $X.XX SC    12/XX/2002   11/XX/2002 UTD        Purchase               *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  No         TNR Testing Not
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Required
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Primary.
224406689 XXX           $X.XX WA     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2007.
578669642 XXX           $X.XX FL     9/XX/2004    8/XX/2004 UTD        UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
616127315 XXX           $X.XX FL     7/XX/2005    6/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  No         TNR Testing Not
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Required
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance - Missing Initial Loan Application No Fees:
                                                                                                                                                                                                                                                                                                                                                                                                                                               No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
561719935 XXX           $X.XX FL     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
739268473 XXX           $X.XX FL     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Borrower    *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   did not date the RTC: Borrower
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     did not date the RTC
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
742870426 XXX           $X.XX FL     4/XX/2008    3/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Not         *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   provided: Not provided
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (XXXXXXXXXXX) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of 04/XX/2008.
301872996 XXX           $X.XX NY     6/XX/2005    5/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - PPP expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Penalty for 36 months with a
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal     $1507.50 reimbursement fee to
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were lender for NY mortgage tax.
                                                                                                                                                                                                                                                                                                                                                                                                                                               run off an assumed value of a contract sales price or original loan amount, whichever Lender is XXX.: PPP expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in        Penalty for 36 months with a
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - $1507.50 reimbursement fee to
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):        lender for NY mortgage tax.
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -        Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
850560988 XXX           $X.XX NY     2/XX/2007    1/XX/2007 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    "File does not contain       *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  either Preliminary or Final                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -   Title                                                                                                                                                                                                     02/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
338331665 XXX           $X.XX NY    12/XX/2005   11/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 12/XX/2005 used as
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                Loan Application Test: No evidence of application date located in file.  Compliance
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                tests were run using an application date of 11/XX/2005 which is XXX months prior to
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
236925906 XXX           $X.XX GA    12/XX/2004   11/XX/2004 Primary    UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
748965770 XXX           $X.XX TN     1/XX/2000   12/XX/1999 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2000 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Tennessee Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent and Amount Test: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
688861044 XXX           $X.XX VA     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
865932158 XXX           $X.XX NY     9/XX/2004    7/XX/2004 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
878264284 XXX           $X.XX NY     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: State Compliance - Note grace    *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably            period of 10 days is beneath the
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial    15 day minimum as required by
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   state, NY.: Note grace period of
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 12/XX/2005 which is XXX months prior to   10 days is beneath the 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State   minimum as required by state,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than   NY.State Compliance - Note late
                                                                                                                                                                                                                                                                                                                                                                                                                                               minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note   charge of 5% is beneath the 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to     maximum as required by state,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.     NY.: Note late charge of 5% is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     beneath the 2% maximum as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     required by state, NY.
656686254 XXX           $X.XX MA     1/XX/2006    1/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Credit Agreement
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower at time of account opening.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note grace period less than minimum per state.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
201251301 XXX           $X.XX NJ    11/XX/2005   10/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                                                                                                                                                                                                                                               Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
310534724 XXX           $X.XX NY     4/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.
646055295 XXX           $X.XX CT     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
376366422 XXX           $X.XX NY     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period   State Compliance - 0 days grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               less than minimum per state.[B] State Compliance - New York Late Charge Percent       is less than the 15 day minimum
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Testing: Unable to determine if late charge exceeds state maximum due to missing      per the state of NY: 0 days
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.                                                                          grace is less than the 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     minimum per the state of NY
732057384 XXX           $X.XX NY    11/XX/2004   10/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - HELOC Fees
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing[B] Federal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
260514468 XXX           $X.XX NC     3/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial GFE not provided
247681170 XXX           $X.XX NY     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
266647891 XXX           $X.XX NJ     2/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
541323203 XXX           $X.XX NV     1/XX/2007   12/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
598849017 XXX           $X.XX CO     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                       Home Improvement                                                                                                                                                                                                                                                                                                                                                        Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
378230398 XXX           $X.XX CO     4/XX/2007    3/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2,
                                                                                                                                                                                                                                                                                                                                                                                                                                               5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
752297466 XXX           $X.XX OH     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information
                                                                                                                                                                                                                                                                                                                                                                                                                                               Document not retained by lender.[B] State Compliance - Ohio Consumer Sales Practices
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not receive the required Closing Disclosure.[B] State Compliance - Ohio Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                               Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
309278352 XXX           $X.XX IN     4/XX/2007    3/XX/2007 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
164683838 XXX           $X.XX OH     4/XX/2007    3/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Consumer Sales Practices Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timely): Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Date.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
470516640 XXX           $X.XX IN     6/XX/2007    5/XX/2007 Primary    Refinance Rate/Term    *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
562804715 XXX           $X.XX NJ     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation
740163687 XXX           $X.XX KY     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                               Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
447485933 XXX           $X.XX NY     6/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           loan amount, whichever applies.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application.
385409495 XXX           $X.XX NY     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment   State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note  Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               or Prepay Addendum provides specific language that prepay will not exceed maximum     per state (NY) - max prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               permitted by applicable law.[B] Federal Compliance - RESPA Disclosure - Affiliated    charge for NY junior lien is 0%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   - prepayment addendum indicates
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement       6 months interest  for 12
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.                months. Lender is XXX.: PPP
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Expired. Prepayment charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment charge for NY junior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     lien is 0% - prepayment addendum
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     indicates 6 months interest  for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     12 months. Lender is XXX.
719076997 XXX           $X.XX NY     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
865658231 XXX           $X.XX WI     7/XX/2007    7/XX/2007 Primary    Refinance Rate/Term    *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
353552918 XXX           $X.XX NY    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment   State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal   Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        per state (NY) - max prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did   charge for NY loan is 0% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business Arrangement Disclosure to applicant within three (3)  states 6 months interest. Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application.                                                         is XXX.: PPP Expired. Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     (NY) - max prepayment charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     NY loan is 0% - note states 6
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     months interest. Lender is XXX.
312779882 XXX           $X.XX NY    11/XX/2007   11/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                                                               Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
310840788 XXX           $X.XX PA    12/XX/2007   12/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.
411463810 XXX           $X.XX NM    12/XX/2007   12/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same   *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
637469892 XXX           $X.XX NY     7/XX/2008    7/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in  *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - (Missing Data) Last Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                                                               Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
732798970 XXX           $X.XX NY     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.
752803500 XXX           $X.XX MA     3/XX/2010    2/XX/2010 Primary    Purchase               *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      Closing / Title - TIL appears to SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  be final but not signed nor      (2019-09-11): We have located (2019-09-11): We have                                  Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement initialed by borrower.: TIL      the fully executed copy of    located the fully                                      (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   appears to be final but not      the final HUD dated 03/31/10  executed copy of the
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 03/XX/2010 used as disbursement date for     signed nor initialed by          which satisfied your          final HUD dated 03/31/10
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA           borrower.Federal Compliance -    request.REVIEWER - GENERAL    which satisfied your
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] State     TIL in file indicated to be      COMMENT (2019-09-11): HUD     request.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay    final, expected funding date     provided appears to be for
                                                                                                                                                                                                                                                                                                                                                                                                                                               not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not    same as disbursement and/or note the first mortgage closing.
                                                                                                                                                                                                                                                                                                                                                                                                                                               contain evidence that analysis of borrower's ability to repay was performed based on  date but is not signed or dated  The HUD does include the
                                                                                                                                                                                                                                                                                                                                                                                                                                               verified income, obligations, assets, and/or employment using PITI payment based on   by borrower so cannot confirm    proceeds for the subject 2nd
                                                                                                                                                                                                                                                                                                                                                                                                                                               fully indexed rate and fully amortizing payment, if applicable[B] Federal Compliance  that borrower received.: TIL in  mortgage but not the fees.
                                                                                                                                                                                                                                                                                                                                                                                                                                               - RESPA (2010) * GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE    file indicated to be final,      Exception remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                               column on page 3 of Final HUD-1 does not match most recently disclosed GFE.[B]        expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure.[B] Closing / Title - (Doc Error) TIL      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - TIL-MDIA  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
723345464 XXX           $X.XX MA    10/XX/2013    9/XX/2013 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2013 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence    borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               that the interest rate was locked prior to closing[B] State Compliance -              TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet      same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               indicating how the lender determined that the home loan is in the borrower's          date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late  by borrower so cannot confirm charge exceeds maximum per state.[B] State Compliance - Massachusetts Mortgage Lender that borrower received.: TIL in and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender  file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               and Broker Regulation:  File does not contain evidence that analysis of borrower's    expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               ability to repay was performed based on verified income, obligations, assets, and/or  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               employment using PITI payment based on fully indexed rate and fully amortizing        but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               payment, if applicable[B] State Compliance - Massachusetts MLBR (Missing Data)        borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2013 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                                                                                                                                                                                                                                               and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than
                                                                                                                                                                                                                                                                                                                                                                                                                                               10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Date.[B] Federal Compliance - RESPA (2010) -  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance - RESPA (2010)
                                                                                                                                                                                                                                                                                                                                                                                                                                               -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 10/XX/2013, prior to three (3) business days from transaction date of 10/XX/2013.[B] Federal Compliance - TIL-MDIA - Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided to the borrower.[B] Federal Compliance - Final TIL Not Provided to Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
223904680 XXX           $X.XX MA     1/XX/2013   12/XX/2012 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2013 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note late charge exceeds maximum per state.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified):
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA (2010) - 0% Tolerance
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.[B] Federal Compliance - RESPA (2010) - 0%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.[B] Federal Compliance - RESPA (2010) -
                                                                                                                                                                                                                                                                                                                                                                                                                                               0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):
                                                                                                                                                                                                                                                                                                                                                                                                                                               GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.[B] Federal Compliance - RESPA -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 01/XX/2013, prior to three (3) business days from transaction date of 01/XX/2013.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TIL-MDIA - Initial TIL Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
169146841 XXX           $X.XX MA    11/XX/2007   10/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       did not provide FACTA Credit Score Disclosure.[B] State Compliance - Massachusetts    be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:           initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               how the lender determined that the home loan is in the borrower's interest.[B]        signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 10/XX/2007 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - Payoff          same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment      date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               penalty was included in the pay-off which may impact high cost findings.[B] Federal   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date and RTC Signature Date. Unable to determine compliance with rescission file indicated to be final, timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               by all required parties[B] Federal Compliance - Notice of Right To Cancel Not         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
443321462 XXX           $X.XX MA     7/XX/2007    6/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        be final but not signed nor
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           Initial Loan Application Test: No evidence of application date located in file.       initialed by borrower.: TIL
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                Compliance tests were run using an application date of 06/XX/2007 which is XXX months appears to be final but not
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                prior to consummation. A lookback was performed to determine this application         signed nor initialed by
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               date.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all         borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At or     TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               by closing.                                                                           same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     date but is not signedor dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signedor dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
541331850 XXX           $X.XX NY     1/XX/2007    9/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - RESPA          be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA  initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At or     borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               by closing.                                                                           final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
203570586 XXX           $X.XX CO     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - Colorado Consumer Credit Code (Late Charge): Colorado Consumer *                                *                             *                        *                  *          State - NC
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Credit Code: Mortgage loan contains an impermissible late charge exceeding 5% of the payment past due or 10 days.[B] State Compliance - Colorado Consumer Credit Code
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Balloon Feature): Colorado Consumer Credit Code: Borrower not provided with notice of right to refinance balloon payment.[B] State Compliance - Colorado Consumer Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Code (Choice of Insurance and Cost of Insurance Disclosure Not Provided): Colorado
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consumer Credit Code:  Borrower not provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.[B] State Compliance - Colorado Consumer Credit Code (Second Lien
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Score Disclosure Not Provided): Colorado Consumer Credit Code: Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower.[B] State Compliance - Colorado Consumer Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Code (TILA and Reg Z Disclosures Not Provided): Colorado Consumer Credit Code:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements).[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
111869270 XXX           $X.XX SC     2/XX/2008    1/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - TIL in file *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - (Missing Data) indicated to be final, expected
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Unable to determine if loan is a same lender refi: Original Lender was not able to be funding date same as
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  disbursement and/or note date,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement is initialed by borrower however
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    is not dated by borrower so
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - Right of Rescission Timing - cannot confirm that borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine           received.: TIL in file indicated
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance with rescission timing requirements.[B] State Compliance - South Carolina  to be final, expected funding
                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan:       date same as disbursement and/or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower not provided with a document specifying the agency designated to receive     note date, is initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               complaints or inquiries about the origination and making of the loan.[B] State        borrower however is not dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - South Carolina Home Loan (No Tangible Net Benefit): Unable to test       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               tangible net benefit due to missing information.[B] State Compliance - South Carolina borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Late Charge Amount Testing: Note late charge exceeds maximum per state.[B] Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Borrower signature not dated.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.
801110996 XXX           $X.XX NY    10/XX/2003    9/XX/2003 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Maximum late  *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge for state of NY is 2% for
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2003 used as disbursement date for compliance testing.[B] General Appraisal     15 days, subject transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeded this by lessor of 5% or run off an assumed value of a contract sales price or original loan amount, whichever $35 for 10 days.: Maximum late
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]        charge for state of NY is 2% for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            15 days, subject transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     exceeded this by lessor of 5% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 09/XX/2003 which is XXX months prior to consummation. A lookback was          $35 for 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 10/XX/2003.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Missing: Missing Final TIL.
820844598 XXX           $X.XX MI     6/XX/2009    4/XX/2009 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] State Compliance - Michigan
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided):
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.[B] State Compliance - Michigan Consumer Caution and Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.[B] State Compliance - Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                               Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.
661038138 XXX           $X.XX NM    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   *                                SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  Yes        TR HUD
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any                                            (2019-09-10): The missing     (2019-09-10): The                                      Deficiency (UAL
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             applicable Federal, State or Local compliance testing.[B] Federal Compliance -                                         document has been located and missing document has                                   State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date                                    uploaded.REVIEWER - GENERAL   been located and
                                                                                                                                                                                                                                                                                                                                                                                                                                               not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement                                  COMMENT (2019-09-10): HUD     uploaded.
                                                                                                                                                                                                                                                                                                                                                                                                                                               date for compliance testing.[B] General Appraisal Requirements - Due to lack of                                        provided however, document is
                                                                                                                                                                                                                                                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a                                  not signed or stamped true
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal                                            certified copy.  Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                         remains.
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial GFE not provided[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.[B] Federal Compliance - TILA - Final TIL Missing: Missing Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL.
171836623 XXX           $X.XX MA     1/XX/2006   12/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 3% per state
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     (MA): 4% late charge exceeds 3%
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were per state (MA)Closing / Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                               run off an assumed value of a contract sales price or original loan amount, whichever TIL appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Miscellaneous Compliance -   final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] State Compliance - Massachusetts Late Charge  initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX funding date same as months prior to consummation. A lookback was performed to determine this application  disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Closing / Title - (Doc    but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.
332609903 XXX           $X.XX MA     2/XX/2006    1/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] State    signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit       borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               or worksheet indicating how the lender determined that the home loan is in the        final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Missing Initial   date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 01/XX/2006 which is XXX months prior to   that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] Federal file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL was not provided to the borrower by closing.
651220568 XXX           $X.XX MA     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 3% per state
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     (MA): 4% late charge exceeds 3%
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were per state (MA)Closing / Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                               run off an assumed value of a contract sales price or original loan amount, whichever TIL appears to be final but not applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file  borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               of document or worksheet indicating how the lender determined that the home loan is   final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent   initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Missing  Compliance - Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 06/XX/2006 which is XXX months Itemization of Amount Financed:
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if    Itemization of Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     FinancedFederal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower received.: TIL in file to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               of $XXX.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
715745398 XXX           $X.XX PA     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2006 which is XXX months date but is not signedor dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if    file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement            but is not signedor dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business            borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
872204956 XXX           $X.XX NY     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 2% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     state (NY): 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds 2% maximum per state run off an assumed value of a contract sales price or original loan amount, whichever (NY)Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 06/XX/2007 which is XXX months prior to consummation. A lookback was          borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal        initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - Property Type Not Provided:         funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               state and federal testing may be impacted.[B] Federal Compliance - (Missing Data)     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worst Case Scenario between Creditor Application Date and Transaction Date used to    borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Borrower signature not dated.[B] Closing / Title - (Doc Error) TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 07/XX/2007.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided to the borrower by closing.
114662193 XXX           $X.XX NJ     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -  initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Credit Score Disclosure within a reasonably practicable time after using credit signed nor initialed by score.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of  borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     Under-disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 03/XX/2007 which is XXX months prior to consummation. A lookback was          due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - (Missing Data)  calculation on loan.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be Under-disclosure appears to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal  due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not        calculation on loan.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to      Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               applicant within three (3) business days of application due to missing                funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with        but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all required parties[B] Federal Compliance - Final TIL Finance Charge   borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.[B]  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:    borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
362744696 XXX           $X.XX NY     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  Under disclosure is due to a
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 05/XX/2007 which is XXX months prior to consummation. A lookback was          variance in the TIL payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     stream and the calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal        payment stream.: Under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        disclosure is due to a variance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    in the TIL payment stream and
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - (Missing Data) Last Rate Set Date:  the calculated payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario      stream.Federal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               between Creditor Application Date and Transaction Date used to determine rate used    in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               for testing.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on         expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               obtain signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               and RTC Signature Date. Unable to determine compliance with rescission timing         but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:    borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 06/XX/2007.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
409561291 XXX           $X.XX NC     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as      be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             disbursement date for compliance testing.[B] General Appraisal Requirements - Due to  initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               lack of appraised value, compliance tests requiring an LTV were run off an assumed    appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               value of a contract sales price or original loan amount, whichever applies.[B]        signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     Under-disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 08/XX/2007 which is XXX months prior to consummation. A lookback was          due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - (Missing Data)  calculation on loan.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be Under-disclosure appears to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal  due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement calculation on loan.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of      borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Note Date used as Transaction Date: Unable to conclusively        borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine date of consummation. Note date used as transaction date for purposes of    indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               determining compliance with rescission timing requirements[B] Federal Compliance -    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               and RTC Signature Date. Unable to determine compliance with rescission timing         but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:    borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 09/XX/2007.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
294676220 XXX           $X.XX MA     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 3% per state
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     (MA): 4% late charge exceeds 3%
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were per state (MA)Closing / Title -
                                                                                                                                                                                                                                                                                                                                                                                                                                               run off an assumed value of a contract sales price or original loan amount, whichever TIL appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] State Compliance -           final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet      Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               indicating how the lender determined that the home loan is in the borrower's          indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: Note late  funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 01/XX/2007 which is XXX months prior to         borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] Federal borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
135952824 XXX           $X.XX NY     2/XX/2007    1/XX/2007 Primary    Refinance UTD          *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2007.
105454228 XXX           $X.XX NJ     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
773306234 XXX           $X.XX OK     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
130983686 XXX           $X.XX IL     7/XX/2003    6/XX/2003 Primary    Refinance UTD          *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        General Appraisal Requirements - *                             *                        *                  No         TNR Testing Not
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        missing appraisal: missing                                                                                            Required
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Account Opening not in file. Unable to validate accuracy of and compliance with fee   appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rights" disclosure not provided to borrower.[B] Federal Compliance - TILA HELOC -
                                                                                                                                                                                                                                                                                                                                                                                                                                               HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] State Compliance - Illinois Late Charge Grace Period Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if grace period meets state minimum due to missing information.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2003 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
423119847 XXX           $X.XX NY     1/XX/2008    1/XX/2008 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
542575323 XXX           $X.XX NY     5/XX/2005    4/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
160139294 XXX           $X.XX MA     8/XX/2005    8/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
671906399 XXX           $X.XX NY     3/XX/2007    2/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
123510675 XXX           $X.XX NY     4/XX/2006    2/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
597605601 XXX           $X.XX IL     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure to applicant within three (3) business days of application.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                               Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
293365139 XXX           $X.XX UT     5/XX/2007    4/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
133158177 XXX           $X.XX NY     8/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days of application.
588307950 XXX           $X.XX CO     7/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement           *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
310587228 XXX           $X.XX NY     2/XX/2008    1/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                                                                                                                                                                                                                                               and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2008.
806077896 XXX           $X.XX CO     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and Cost of *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Insurance Disclosure Not Provided): Colorado Consumer Credit Code:  Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided a written statement setting forth the cost of homeowners insurance if obtained from lender and that borrower may choose insurance provider.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provide Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application.
286592205 XXX           $X.XX AR     6/XX/2006    4/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003                                                                                                                                                                                                                       did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc     be final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - RESPA Disclosure -  Missing   initialed by borrower.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required         borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               parties[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before       TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by     final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               closing.                                                                              same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower received.
699056763 XXX           $X.XX NJ    12/XX/2004   11/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - PPP expired - *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Prepayment penalty not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          per state (NJ) - max prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  penalty is 0%.  - Note indicates
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance         $250 in first 12 months.  Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          is XXX.: PPP expired -
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   Prepayment penalty not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc  per state (NJ) - max prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan          penalty is 0%.  - Note indicates
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  $250 in first 12 months.  Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 11/XX/2004 which is XXX months prior to         is XXX.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State   Under disclosure is due to a
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No        variance in the TIL payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               prepayment penalties are permissible in the state of New Jersey.[B] Federal           stream and the calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        payment stream caused by simple
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    interest.: Under disclosure is
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - Final TIL Finance Charge Under      due to a variance in the TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed  payment stream and the from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - calculated payment stream caused
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:  by simple interest.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
282088862 XXX           $X.XX MA     2/XX/2006    1/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2006 used as disbursement date for compliance testing.[B] Miscellaneous
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] State Compliance - Massachusetts
                                                                                                                                                                                                                                                                                                                                                                                                                                               Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
378555490 XXX           $X.XX NY     3/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      initialed by borrower: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   borrowerFederal Compliance - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2006   in file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.[B] State Compliance - New York Late Charge Percent Testing: Note    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable  but is not signedor dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated    funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -           disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of     but is not signedor dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided          borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business     borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of application due to missing information.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of Right To Cancel Not Provided to
                                                                                                                                                                                                                                                                                                                                                                                                                                               All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
610581964 XXX           $X.XX CT     4/XX/2006    3/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL Error: Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               signature not dated.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - Final TIL Not Provided to Borrower At
                                                                                                                                                                                                                                                                                                                                                                                                                                               or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
410325814 XXX           $X.XX MA    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Federal Compliance - TIL in file *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  indicated to be final, expected
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      funding date same as
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] State    but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit       borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document  borrower received: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               or worksheet indicating how the lender determined that the home loan is in the        indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Missing Initial   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance   but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               tests were run using an application date of 09/XX/2006 which is XXX months prior to   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] Federal borrower receivedClosing / Title
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        - TIL appears to be final but
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    not signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - RESPA Disclosure -  Missing         borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule:       final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.[B]   initialed by borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Closing / Title - (Doc Error) TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error: Final TIL not signed by all required parties[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
188249025 XXX           $X.XX CT     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 04/XX/2007 which is XXX months prior to consummation. A lookback was          final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - Property Type   same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single     date but is not signed or dated
                                                                                                                                                                                                                                                                                                                                                                                                                                               family residence, state and federal testing may be impacted.[B] Federal Compliance -  by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business       file indicated to be final,
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated         expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due borrower so cannot confirm that to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
484769267 XXX           $X.XX NJ     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For   Closing / Title - TIL appears to *                             *                        *                  Yes        TR HUD
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any           be final but not signed nor                                                                                           Deficiency (UAL
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             applicable Federal, State or Local compliance testing.[B] General Appraisal           initialed by borrower.: TIL                                                                                           State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  Under-disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 08/XX/2006 which is XXX months prior to consummation. A lookback was          due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - (Missing Data)  calculation on loan.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be Under-disclosure appears to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal  due to daily simple interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property    calculation on loan.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               type is other than single family residence, state and federal testing may be          Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               impacted.[B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain       funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               signature on Affiliated Business Arrangement Disclosure.[B] Federal Compliance -      disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3   but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -      indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               and RTC Signature Date. Unable to determine compliance with rescission timing         disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               requirements.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               required parties[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:    borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from        borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
736783210 XXX           $X.XX NY     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 4% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  charge exceeds 2% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Federal FACTA Disclosure      State (NY): 4% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score       exceeds 2% maximum per State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure within a reasonably practicable time after using credit score.[B] Federal  (NY)Closing / Title - TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   appears to be final but not
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 06/XX/2007   signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this borrower.: TIL appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.[B] State Compliance - New York Late Charge Percent Testing: Note    final but not signed nor
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable  initialed by borrower.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        Compliance - TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and    disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -     but is not signed or dated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure:  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business       borrower received.: TIL in file
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated         indicated to be final, expected
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:   funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business   disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due but is not signed or dated by to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt  borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to      borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.[B] Closing / Title - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Federal Compliance - Final TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided to the borrower by closing.
247371894 XXX           $X.XX NY    12/XX/2007   11/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Closing / Title - TIL appears to *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   be final but not signed nor
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     initialed by borrower.: TIL
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were appears to be final but not run off an assumed value of a contract sales price or original loan amount, whichever signed nor initialed by
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA          borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a      TIL in file indicated to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               reasonably practicable time after using credit score.[B] Federal Compliance - Missing final, expected funding date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       same as disbursement and/or note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 11/XX/2007 which is XXX months date but is not signed ordated
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         by borrower so cannot confirm
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] State Compliance - New York Late Charge Percent Testing: Note late charge    that borrower received.: TIL in
                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to determine file indicated to be final, if loan is a same lender refi: Original Lender was not able to be determined. Unable  expected funding date same as
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if correct TILA rescission form was used.[B] Federal Compliance -        disbursement and/or note date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type Not Provided: (Missing Data) Property Type. If property type is other   but is not signed ordated by
                                                                                                                                                                                                                                                                                                                                                                                                                                               than single family residence, state and federal testing may be impacted.[B] Federal   borrower so cannot confirm that
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate   borrower received.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Final TIL was not provided to the borrower by closing.
188482114 XXX           $X.XX NY     9/XX/2004    8/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - PPP Expired.  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   Prepayment charge not allowed
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal     per state (NY) - max prepayment
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were charge for NY 2nd lien loan is run off an assumed value of a contract sales price or original loan amount, whichever 0% - note states an early
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in        closure release fee. Lender is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - XXX.: PPP Expired. Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):        charge not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -        (NY) - max prepayment charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     NY 2nd lien loan is 0% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 08/XX/2004 which is XXX states an early closure release months prior to consummation. A lookback was performed to determine this application  fee. Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
705748613 XXX           $X.XX NJ     4/XX/2008    3/XX/2008 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than the 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a grace period is less than the 15
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
120711876 XXX           $X.XX NM     6/XX/2007    5/XX/2007 UTD        Refinance UTD          *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
331507775 XXX           $X.XX AR    11/XX/2005   10/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             date of 10/XX/2005 which is XXX months prior to consummation. A lookback was
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
745545057 XXX           $X.XX MA     4/XX/2008    3/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
657046187 XXX           $X.XX MA    11/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state (MA.): 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state (MA.)
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
429045897 XXX           $X.XX MA    12/XX/2007   11/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state (MA): 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
289648886 XXX           $X.XX MA     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if late charge exceeds state maximum due to missing information.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
485444461 XXX           $X.XX MA    10/XX/2006    9/XX/2006 UTD        UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
500816347 XXX           $X.XX MA    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Score Disclosure was provided due to missing information.[B] State Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note grace period less than minimum per state.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
623574186 XXX           $X.XX MA     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] State Compliance - Massachusetts Home Loan -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
513456557 XXX           $X.XX MA    11/XX/2005   10/XX/2005 Primary    Refinance UTD          *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  Yes        TR
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee                                                                                                                         (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
895840606 XXX           $X.XX NJ    10/XX/2008    9/XX/2008 UTD        UTD UTD                *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - New Jersey    *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   requires a grace period of 15
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          days. Note reflects a grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a period of 10 days.: New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           requires a grace period of 15
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine     days. Note reflects a grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance with timing requirements due to missing Initial Loan Application Date.[B]  period of 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
505828494 XXX           $X.XX RI     1/XX/2004   12/XX/2003 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
603541087 XXX           $X.XX NJ     7/XX/2008    6/XX/2008 UTD        Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          minimum per state. 5% late
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a charge exceeds 4% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           state(NJ).: 10 day grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   is less than 15 day minimum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 06/XX/2008   state. 5% late charge exceeds 4%
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this maximum per state(NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
889499714 XXX           $X.XX NJ     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          NJ: 10 day grace period is less
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  than 15 day per NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 12/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (XXXXXXXXXXX) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (XXXXXXXXXXX) business days of application due to missing information.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2008, prior to three (XXXXXXXXXXX) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2008.
230621068 XXX           $X.XX NJ     7/XX/2008    6/XX/2008 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 06/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 07/XX/2008.
555889885 XXX           $X.XX NJ     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - New Jersey    *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   requires a grace period of 15
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          days. Note reflects a grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a period of 10 days.: New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           requires a grace period of 15
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   days. Note reflects a grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 02/XX/2008   period of 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
894604056 XXX           $X.XX NJ     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - New Jersey    *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   requires a grace period of 15
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          days. Note reflects a grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a period of 10 days.: New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           requires a grace period of 15
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   days. Note reflects a grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 12/XX/2007   period of 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2008.
793307256 XXX           $X.XX NJ     1/XX/2008   12/XX/2007 UTD        Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Late charge   *                             *                        *                  *          Late Charge
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   not allowed per state (NJ) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          grace period for **NJ is 15 days
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance         days.**Effective 11/XX/2003, no
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          lender making any home loan may
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   charge a late payment fee in
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing     excess of 5% of the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.       the payment past due. The late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 12/XX/2007 which is XXX months payment fee may only be assessed
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         for a payment past due 15 days
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    or more.: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if    allowed per state (NJ) - min
                                                                                                                                                                                                                                                                                                                                                                                                                                               correct TILA rescission form was used.[B] Federal Compliance - Property Type Not      grace period for **NJ is 15 days
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA   days.**Effective 11/XX/2003, no
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3         lender making any home loan may
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor  charge a late payment fee in
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided Affiliated Business Arrangement Disclosure to applicant within three (3)     excess of 5% of the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA the payment past due. The late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth payment fee may only be assessed in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) for a payment past due 15 days business days from transaction date of 01/XX/2008.[B] Federal Compliance - Notice of  or more.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
891462936 XXX           $X.XX NJ    12/XX/2007   11/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 11/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 12/XX/2007.
853896487 XXX           $X.XX NJ    11/XX/2007   10/XX/2007 UTD        UTD UTD                *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period less than 15 day minimum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          per state (NJ): 10 day grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  period less than 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance         per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 10/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 11/XX/2007.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
745623120 XXX           $X.XX NJ     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
225170860 XXX           $X.XX NJ     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period less than 15 day minimum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          per state (NJ): 10 day grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a period less than 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
688010562 XXX           $X.XX NJ     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Grace period  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   min not allowed per state (NJ) -
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          min grace period for NJ is 15
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a days - note states 10: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           period min not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   (NJ) - min grace period for NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 07/XX/2007   is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2007.
705901794 XXX           $X.XX NJ     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
231850042 XXX           $X.XX NJ     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Late charge   *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   not allowed per state (NJ) - max
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          late charge for (NJ) is 4% -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  note states 5%: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance         allowed per state (NJ) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          late charge for (NJ) is 4% -
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
551924049 XXX           $X.XX NJ     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
331183336 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than the 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than the 15
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance         day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
216326605 XXX           $X.XX NJ     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
663625725 XXX           $X.XX NJ    12/XX/2006   11/XX/2006 UTD        Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
452281035 XXX           $X.XX NJ    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
372769450 XXX           $X.XX NJ     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
684729684 XXX           $X.XX NJ     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period less than 15 day minimum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          per state (NJ): 10 day grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a period less than 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2006.
289804123 XXX           $X.XX NJ     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
750789273 XXX           $X.XX NJ    11/XX/2006   10/XX/2006 UTD        UTD UTD                *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  UTD        Indeterminable
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              (UAL State)
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not Provided: (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
672697602 XXX           $X.XX NJ     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Grace period  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   not allowed per state (NJ) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          grace period for NJ is 10 days -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  note states 15 days: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance         period not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          (NJ) - min grace period for NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   is 10 days - note states 15 days
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
387967667 XXX           $X.XX NJ     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - The greater   *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        of 5% or $10 late charge exceeds                                                                                      Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   5% maximum per state (NJ).: The                                                                                       (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      greater of 5% or $10 late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late    exceeds 5% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not Provided: (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
144453128 XXX           $X.XX NJ     9/XX/2005    8/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - New Jersey    *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   requires a grace period of 15
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          days. Note reflects a grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a period of 10 days.: New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           requires a grace period of 15
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   days. Note reflects a grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 08/XX/2005   period of 10 days.
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
593838322 XXX           $X.XX NJ     3/XX/2004    2/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
711320152 XXX           $X.XX NY    11/XX/2008   10/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - New York      *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  preliminary or final title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  requires a grace period of 15
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          days. Note reflects a grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  period of 10 days.: New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 10/XX/2008 which is XXX months prior to         requires a grace period of 15
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State   days. Note reflects a grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than   period of 10 days.State
                                                                                                                                                                                                                                                                                                                                                                                                                                               minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note   Compliance - Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable  allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be        late charge for NY is 2% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  states 5%.: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate   allowed per state (NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and    late charge for NY is 2% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -     states 5%.
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 11/XX/2008.
525909037 XXX           $X.XX NY     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
301541731 XXX           $X.XX NY     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state (NY).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state (NY).State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 07/XX/2007 which is XXX months prior to consummation. A lookback was          (NY).: 5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 08/XX/2007.
289064586 XXX           $X.XX NY     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          minimum per state (NY).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 05/XX/2007 which is XXX months prior to         minimum per state (NY).State
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than   exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note   (NY).: 5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - RESPA Disclosure -     maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 06/XX/2007.
244814185 XXX           $X.XX NY     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Not         *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   executed (comment required): Not
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     executed (comment required)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2007.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
456591218 XXX           $X.XX NY     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
357308254 XXX           $X.XX NY     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state NY: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state NYState
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  exceeds 2% maximum per state NY:
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 04/XX/2007 which is XXX months prior to consummation. A lookback was          5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     maximum per state NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 05/XX/2007.
237025098 XXX           $X.XX NY     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state (NY).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state (NY).State
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 04/XX/2006 which is XXX months prior to consummation. A lookback was          (NY).: 5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
776560245 XXX           $X.XX NY    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state NY: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state NYState
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               of application date located in file.  Compliance tests were run using an application  exceeds 2% maximum per state NY:
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 09/XX/2006 which is XXX months prior to consummation. A lookback was          5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     maximum per state NY
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.[B] Miscellaneous Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
519842846 XXX           $X.XX NY     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -  minimum per state (NY).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 12/XX/2007 which is XXX minimum per state (NY).State months prior to consummation. A lookback was performed to determine this application  Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] State Compliance - New York Late Charge Grace Period Testing: Note grace     exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               period less than minimum per state.[B] State Compliance - New York Late Charge        (NY).: 5% late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
498463724 XXX           $X.XX NY     7/XX/2006    6/XX/2006 UTD        Refinance UTD          *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  *                             *                        *                  Yes        TR
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period is less than 15 day                                                                                            Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   minimum per state(NY).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          minimum per state(NY).State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did   Compliance - 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of    exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement state(NY).: 5% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for     state(NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
528653358 XXX           $X.XX NY     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period less than 15 day minimum                                                                                       Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   per state (NY).: 10 day grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      period less than 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          per state (NY).State Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did   - The greater of 5% or $10 late
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of    charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] General Appraisal Requirements -  state (NY).: The greater of 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an     or $10 late charge exceeds 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever            maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
815481296 XXX           $X.XX NY     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    State Compliance - Ten (10) day  *                             *                        *                  *          -
                                                                       Home Improvement                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                            did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing        grace period for the late charge
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Initial Loan Application Test: No evidence of application date located in file.       does not conform with 15 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance tests were run using an application date of 06/XX/2006 which is XXX months minimum per state (NY) Regs.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               prior to consummation. A lookback was performed to determine this application         Ten (10) day grace period for
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] State Compliance - New York Late Charge Grace Period Testing: Note grace     the late charge does not conform
                                                                                                                                                                                                                                                                                                                                                                                                                                               period less than minimum per state.[B] State Compliance - New York Late Charge        with 15 day minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  (NY) Regs.State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                               not able to be determined. Unable to determine if correct TILA rescission form was    state (NY) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               used.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      NY is 2% - note states $15.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: This may or may not be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure   applicable based on HELOC UPB.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               to applicant within three (3) business days of application due to missing             Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                               information.                                                                          state (NY) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     NY is 2% - note states $15.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     This may or may not be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     applicable based on HELOC UPB.
864455451 XXX           $X.XX NY     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
187928125 XXX           $X.XX NY     9/XX/2002    8/XX/2002 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  not allowed per state (NY) - min
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          grace period for NY is 15 days -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  note states 10.: Grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 08/XX/2002 which is XXX months prior to         not allowed per state (NY) - min
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] State   grace period for NY is 15 days -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than   note states 10.State Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Unable - Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if late charge exceeds state maximum due to missing information.[B]      state (NY) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - (Missing Data) Unable to determine if loan is a same lender      NY is 2% - note states $15.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               refi: Original Lender was not able to be determined. Unable to determine if correct   Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.                                                        state (NY) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     NY is 2% - note states $15.
715993653 XXX           $X.XX NY     5/XX/2001    4/XX/2001 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]                                                                                                                                                                                                                Evidence of disbursement date not found in file. Note Date of 05/XX/2001 used as
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - Property Type Not Provided: (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
739589165 XXX           $X.XX NY    10/XX/2002    9/XX/2002 UTD        Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2002 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state (NY): 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - Property Type Not Provided: (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
497344928 XXX           $X.XX NY     6/XX/2003    5/XX/2003 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2003 used as disbursement date for compliance testing.[B] General Appraisal     minimum per state NY: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were grace period is less than 15 day run off an assumed value of a contract sales price or original loan amount, whichever minimum per state NYState
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in        Compliance - Late charge is a
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - dollar amount: Late charge is a
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):        dollar amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 06/XX/2003.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
767551394 XXX           $X.XX NY    10/XX/2000    9/XX/2000 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             10/XX/2000 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - Property Type Not Provided: (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
409059961 XXX           $X.XX NY     8/XX/2005    7/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period is less than 15 day                                                                                            Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   minimum per state (NY): 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          minimum per state (NY)State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did   Compliance - The greater of $10
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of    or 5% of the unpaid portion of
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement the minimum payment late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in   exceeds the 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for     (NY): The greater of $10 or 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised      of the unpaid portion of the
                                                                                                                                                                                                                                                                                                                                                                                                                                               value, compliance tests requiring an LTV were run off an assumed value of a contract  minimum payment late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               sales price or original loan amount, whichever applies.[B] Federal Compliance -       exceeds the 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in  (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 07/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge exceeds maximum per state.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
817907790 XXX           $X.XX NM     1/XX/2007   12/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan:    *                                *                             *                        *                  *          State - NC
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Unable to determine if refinance loan was made without tangible net benefit to
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             borrower due to missing prior loan information.[B] Federal Compliance - Disbursement
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - (Missing Data) Last Rate Set Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
570575583 XXX           $X.XX NJ     5/XX/2007    4/XX/2007 Primary    Refinance UTD          *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 05/XX/2007.
459593323 XXX           $X.XX CA    10/XX/2015    9/XX/2015 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Validated   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Note Date of 10/XX/2015 used as      per heloc agreement and job
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             disbursement date for compliance testing.[B] General Appraisal Requirements - Due to  notes: Validated per heloc
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               lack of appraised value, compliance tests requiring an LTV were run off an assumed    agreement and job notes
                                                                                                                                                                                                                                                                                                                                                                                                                                               value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): Credit Agreement not signed by borrower(s).[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within
                                                                                                                                                                                                                                                                                                                                                                                                                                               3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2015, prior to three (3) business days from transaction date of 10/XX/2015.
876097389 XXX           $X.XX IL     4/XX/2014    3/XX/2014 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] State Compliance - Illinois Prepayment Penalty
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               contains prepayment penalty and borrower was not provided a loan without a prepayment penalty.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - RESPA Disclosure - List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                               Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide List of Homeownership Counseling Organizations to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2014, prior to three (3) business days from transaction date of 04/XX/2014.
601188466 XXX           $X.XX IL     9/XX/2008    8/XX/2008 UTD        UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
872711890 XXX           $X.XX NJ     5/XX/2008    4/XX/2008 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 04/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 05/XX/2008.
271560837 XXX           $X.XX NH     5/XX/2004    4/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2004 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
326237121 XXX           $X.XX NJ    11/XX/2007   10/XX/2007 Investment Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             11/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
187139243 XXX           $X.XX NJ    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
448117785 XXX           $X.XX NJ    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          minimum grace period for NJ: 10
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a day grace period is less than 15
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           day minimum grace period for NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2007.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
762300472 XXX           $X.XX NJ     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 06/XX/2007.
436455607 XXX           $X.XX NJ     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - Grace period  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        min not allowed per state (NJ) -                                                                                      Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   min grace period for NJ is 15                                                                                         (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      days - note states 10: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late    period min not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of (NJ) - min grace period for NJ greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs  is 15 days - note states 10 and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2007 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not Provided: (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
123204067 XXX           $X.XX NJ    10/XX/2006    9/XX/2006 UTD        Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Late charge   *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   not allowed per state (NJ) - max
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          late charge for (NJ) is 4% -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  note states 5%: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance         allowed per state (NJ) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          late charge for (NJ) is 4% -
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
427491806 XXX           $X.XX NJ     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - Late charge   *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        not allowed per state (NJ) - max                                                                                      Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   late charge for (NJ) is 4% -                                                                                          (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      note states 5%: Late charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late    allowed per state (NJ) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of late charge for (NJ) is 4% -
                                                                                                                                                                                                                                                                                                                                                                                                                                               greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs  note states 5%
                                                                                                                                                                                                                                                                                                                                                                                                                                               and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not Provided: (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
189522233 XXX           $X.XX NJ    12/XX/2003   11/XX/2003 Primary    UTD UTD                *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               loan contains an impermissible late charge due to missing information.[B] Federal
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 12/XX/2003.
254455301 XXX           $X.XX PA     7/XX/2001    6/XX/2001 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2001 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Pennsylvania
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: Pennsylvania Prepayment Penalty:  Prepayment penalty not permissible on a junior lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note grace period less than minimum per state.[B] State Compliance - Pennsylvania
                                                                                                                                                                                                                                                                                                                                                                                                                                               Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
455514617 XXX           $X.XX NY     6/XX/2003    5/XX/2003 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Ten (10) day  *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]      Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Note Date of 06/XX/2003 used as      grace period for the late charge
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to  does not conform with 15 day
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed    minimum per state (NY) Regs.:
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]        Ten (10) day grace period for
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            the late charge does not conform
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     with 15 day minimum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 05/XX/2003 which is XXX months prior to consummation. A lookback was          (NY) Regs.State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late     Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State  state (NY) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Unable to determine if late charge NY is 2% - note states $15.
                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds state maximum due to missing information.[B] State Compliance - New York      This may or may not be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not  applicable based on HELOC UPB.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               permissible on a subordinate lien loan.[B] Federal Compliance - Right of Rescission   Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timing - Note Date used as Transaction Date: Unable to conclusively determine date of state (NY) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. Note date used as transaction date for purposes of determining          NY is 2% - note states $15.
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance with rescission timing requirements[B] Federal Compliance - Notice of      This may or may not be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not      applicable based on HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.                                                                             UPB.State Compliance - PPP
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Expired. Prepayment charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     allowed per state {NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment charge for NY junior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mtg loan is 0%- note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $250. Lender is XXX.: PPP
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Expired. Prepayment charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     allowed per state {NY) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment charge for NY junior
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     mtg loan is 0%- note states
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $250. Lender is XXX.
575307589 XXX           $X.XX NY    11/XX/2002   10/XX/2002 UTD        UTD UTD                *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - 10 day grace  *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original  period less than 15 day minimum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure   per state (NY).: 10 day grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]    period less than 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in        per state (NY).State Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]        - $15 late charge exceeds the 2%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            maximum per state (NY): $15 late
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     charge exceeds the 2% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 10/XX/2002 which is XXX months prior to consummation. A lookback was          per state (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] State Compliance - New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: New York Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
708119448 XXX           $X.XX NY    10/XX/2003    9/XX/2003 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.[B] State Compliance - New York Late Charge Percent Testing: Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if late charge exceeds state maximum due to missing information.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.
146401060 XXX           $X.XX CA     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
874346034 XXX           $X.XX CA     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
469040672 XXX           $X.XX CA     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
370662864 XXX           $X.XX FL     5/XX/2005    4/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  No         TNR Testing Not
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Required
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel was not provided.
216075838 XXX           $X.XX WA     2/XX/2008    1/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 02/XX/2008.
824717667 XXX           $X.XX WA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
653687381 XXX           $X.XX SC    12/XX/2007   11/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - Late charge   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original  not allowed per state (SC) - max
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan          late charge for second liens in
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  SC is 5% up to $18.50 - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 11/XX/2007 which is XXX months prior to         states greater of 5% or $10.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] Federal Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        state (SC) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    second liens in SC is 5% up to
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - Property Type Not Provided:         $18.50 - note states greater of
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, 5% or $10.
                                                                                                                                                                                                                                                                                                                                                                                                                                               state and federal testing may be impacted.[B] State Compliance - South Carolina Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               South Carolina Late Charge Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
625446142 XXX           $X.XX SC     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                                                                                                                                                                                                                                               No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided):
                                                                                                                                                                                                                                                                                                                                                                                                                                               South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.[B] State Compliance - South Carolina Late Charge Amount Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if late charge exceeds state maximum due to missing information.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
610868581 XXX           $X.XX MI     2/XX/2006    1/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain        *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
674409868 XXX           $X.XX IL     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 03/XX/2008.
505270214 XXX           $X.XX IL     6/XX/2005    5/XX/2005 UTD        Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2005 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Primary.
774816077 XXX           $X.XX AR    11/XX/2004   10/XX/2004 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
137460180 XXX           $X.XX MA     6/XX/2004    5/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 06/XX/2004 used as
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
349754784 XXX           $X.XX MA    10/XX/2005    9/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period less than 15 day minimum                                                                                       Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   per state (MA): 10 day grace                                                                                          (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      period less than 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          per state (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note grace period less than minimum per state.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel was not provided.
196931956 XXX           $X.XX MA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - Late fee term *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        confirmed.: Late fee term                                                                                             Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   confirmed.State Compliance -                                                                                          (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      Unable to determine due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not          missing payment information.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did   Unable to determine due to
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of    missing payment information.
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note grace period less than minimum per state.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel was not provided.
867542502 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 days grace *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than the 15 days
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state of NJ.: 10
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  days grace period is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance         the 15 days minimum per state of
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          NJ.
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
259307595 XXX           $X.XX NJ     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 Day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than the 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per the state of NJ: 10
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  Day grace period is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance         the 15 day minimum per the state
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          of NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
459279197 XXX           $X.XX NJ     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Grace period  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   min not allowed per state (NJ) -
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          min grace period for NJ is 15
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a days - note states 10: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           period min not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   (NJ) - min grace period for NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 03/XX/2006   is 15 days - note states 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
425030611 XXX           $X.XX NJ    11/XX/2005   10/XX/2005 UTD        Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 day grace  *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period less than 15 day minimum                                                                                       Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   per state (NJ): 10 day grace                                                                                          (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      period less than 15 day minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late    per state (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application No Fees: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 10/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Primary.
490180413 XXX           $X.XX NJ    12/XX/2005   11/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        State Compliance - 10 days grace *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at        period is less than the 15 days                                                                                       Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee   minimum per state of NJ.: 10                                                                                          (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform      days grace period is less than
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late    the 15 days minimum per state of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of NJ.
                                                                                                                                                                                                                                                                                                                                                                                                                                               greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not Provided: (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
525350220 XXX           $X.XX NJ    11/XX/2005   10/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               contract sales price or original loan amount, whichever applies.[B] Federal           minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
894273985 XXX           $X.XX GA    12/XX/2006   11/XX/2006 Primary    Refinance UTD          *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
479029220 XXX           $X.XX VA     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
899665592 XXX           $X.XX CA    12/XX/2004   11/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Note Date of 12/XX/2004 used as
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
825292545 XXX           $X.XX VA     8/XX/2006    7/XX/2006 UTD        Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                REVIEWER - GENERAL COMMENT    *                        *                  No         TNR Testing Not
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                         (2019-09-17): The issue cited                                                        Required
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee                                    has either been resolved or
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform                                       was determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not                                           exception as noted. Please
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did                                    refer to page XXX of the
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of                                     "XXX" which states that
                                                                                                                                                                                                                                                                                                                                                                                                                                               and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement                                  initial index is XXX% and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in                                    margin is 0.240%.  This
                                                                                                                                                                                                                                                                                                                                                                                                                                               file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for                                      equates to an initial rate of
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised                                       XXX%.  The "XXX" also states
                                                                                                                                                                                                                                                                                                                                                                                                                                               value, compliance tests requiring an LTV were run off an assumed value of a contract                                   that APR is XXX%, which is
                                                                                                                                                                                                                                                                                                                                                                                                                                               sales price or original loan amount, whichever applies.[B] Federal Compliance -                                        the same as the initial rate.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in                                   This means that there were no
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX                                  other fees/costs at account
                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation.  A lookback was performed to determine this application                                  opening.  Otherwise, APR
                                                                                                                                                                                                                                                                                                                                                                                                                                               date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]                                     would be higher than XXX%.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If                                      In addition, the "XXX" also
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be                                  states "The ANNUAL PERCENTAGE
                                                                                                                                                                                                                                                                                                                                                                                                                                               impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                  RATE includes only interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.[B] Miscellaneous Compliance - Unable                                  and no other costs."  As
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine occupancy, compliance results were generated using a defaulted value of                                   such, there were no
                                                                                                                                                                                                                                                                                                                                                                                                                                               Primary.                                                                                                               fees/costs to itemize or to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      disclose. Supporting
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      documents have been uploaded
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      as XXX REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      COMMENT (2019-09-17):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Disclosure of costs and fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      not provided. Need either
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Closing Instructions with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      signed Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Authorization or Important
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Terms Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      loan. Exception remains.
221783772 XXX           $X.XX CA     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
709327307 XXX           $X.XX VA     9/XX/2005    8/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
689655074 XXX           $X.XX IL    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  No         TNR Testing Not
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Required
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
696240772 XXX           $X.XX IL     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             date of 05/XX/2006 which is XXX months prior to consummation. A lookback was
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 06/XX/2006.
592258785 XXX           $X.XX MO     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Missouri Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Grace Period Testing: Note grace period less than minimum per state.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel was not provided.
864166837 XXX           $X.XX MA     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note grace period less than minimum per state.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 06/XX/2007.
466799277 XXX           $X.XX MA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  Yes        TR
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee                                                                                                                         (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] General Appraisal Requirements -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Grace Period Testing: Note grace period less than minimum per state.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not Provided: (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
223303345 XXX           $X.XX ME     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
449556856 XXX           $X.XX MA     9/XX/2005    8/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - Grace period  *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  preliminary or final title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  of 10 days does not meet minimum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Credit Agreement of 15 days per State (MA): Grace
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to   period of 10 days does not meet
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing     minimum of 15 days per State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" (MA)State Compliance - Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower at time of account opening.[B] State Compliance - charge of 5% exceeds max of 3%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in   per State (MA): Late charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet      5% exceeds max of 3% per State
                                                                                                                                                                                                                                                                                                                                                                                                                                               indicating how the lender determined that the home loan is in the borrower's          (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                               interest.[B] State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note grace period less than minimum per state.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
683080016 XXX           $X.XX NJ     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than the 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than the 15
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance         day minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
807951960 XXX           $X.XX NJ     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          minimum per state (NJ).: 10 day
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  grace period is less than 15 day
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance         minimum per state (NJ).
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Score Disclosure.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
232158384 XXX           $X.XX NJ     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 10 day grace  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   period is less than 15 day
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           period less than 15 days.[B] General Appraisal Requirements - Due to lack of          minimum per state (NJ).: 10 day
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                appraised value, compliance tests requiring an LTV were run off an assumed value of a grace period is less than 15 day
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                contract sales price or original loan amount, whichever applies.[B] Federal           minimum per state (NJ).
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Notice of Right to Cancel Missing: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                               in Lending Act: Notice of Right to Cancel was not provided.
740144184 XXX           $X.XX NJ     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee                                                                                                                         (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
785424607 XXX           $X.XX NJ    12/XX/2005   11/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  preliminary or final title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
602271025 XXX           $X.XX NJ     9/XX/2005    8/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. Unable to validate accuracy of and compliance with fee                                                                                                                         (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[C] State Compliance - New Jersey Home Loan (Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
600572800 XXX           $X.XX NJ    12/XX/2004   11/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [D] Closing / Title - Missing Document:  File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Security Instrument not provided[C]      Preliminary or Final Title.                                                                                                                                                                               loan contains an impermissible late charge due to missing information.[B] Federal
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                                                                                                                           Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                                                                                                                                disbursement date not found in file. Note Date of 12/XX/2004 used as disbursement
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                                                                                                                                date for compliance testing.[B] General Appraisal Requirements - Due to lack of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                                                                                                                                                                                                                                               Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New
                                                                                                                                                                                                                                                                                                                                                                                                                                               Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
440764240 XXX           $X.XX NJ     9/XX/2004    8/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine if     State Compliance - Grace period  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                loan contains an impermissible late charge due to missing information.[B] General     min not allowed per state (NJ) -
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Appraisal Requirements - Due to lack of appraised value, compliance tests requiring   min grace period for NJ is 15
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               an LTV were run off an assumed value of a contract sales price or original loan       days - note states 10: Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure        period min not allowed per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]    (NJ) - min grace period for NJ
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in        is 15 days - note states 10State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]        Compliance - PPP Expired.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            Prepayment charge not allowed
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     per state (NJ) - max prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 08/XX/2004 which is XXX months prior to consummation. A lookback was          charge for NJ loan  is 0% - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.[B] State Compliance - New Jersey        states $250. Lender is XXX.: PPP
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are       Expired. Prepayment charge not
                                                                                                                                                                                                                                                                                                                                                                                                                                               permissible in the state of New Jersey.[B] Federal Compliance - Property Type Not     allowed per state (NJ) - max
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family  prepayment charge for NJ loan residence, state and federal testing may be impacted.[B] Federal Compliance - Notice  is 0% - note states $250. Lender
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not   is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
756691189 XXX           $X.XX CA     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007.
442974391 XXX           $X.XX CA     3/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
372001898 XXX           $X.XX CA     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Miscellaneous Compliance - (Doc Error) RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error:  Right to Cancel expiration date is blank.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 03/XX/2007.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
524480446 XXX           $X.XX CA     5/XX/2004    4/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Evidence of *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   disbursement date not found in
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2004 used as disbursement date for compliance testing.[B] Federal Compliance -  the file. Security Instrument
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     Notary Date of 5/XX/2004 used as
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 04/XX/2004 which is XXX disbursement date for compliance months prior to consummation. A lookback was performed to determine this application  testing.: Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                               date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     disbursement date not found in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.                                      the file. Security Instrument
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Notary Date of 5/XX/2004 used as
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement date for compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     testing.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     not provided.: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     to Cancel was not provided.
783780699 XXX           $X.XX FL     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
181936977 XXX           $X.XX FL     3/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 03/XX/2006.
255767394 XXX           $X.XX FL     2/XX/2005    1/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Date.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.
782879273 XXX           $X.XX WA    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
565074245 XXX           $X.XX WA     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Property Type Not Provided:
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
688810524 XXX           $X.XX WA    12/XX/2004   11/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - Credit Agreement
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower at time of account opening.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
457234755 XXX           $X.XX AZ     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             06/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
553380740 XXX           $X.XX AZ     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
471646755 XXX           $X.XX PA     9/XX/2005    7/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - Unable to   *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc     determine under disclosure due
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Error) Initial GFE not provided[B] Federal Compliance - (Missing Data) Unable to      to missing itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if loan is a same lender refi: Original Lender was not able to be           financed.: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                               determined. Unable to determine if correct TILA rescission form was used.[B] Federal  under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final   itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
690127098 XXX           $X.XX NJ     8/XX/2007    7/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Debt Consolidation                                                                                                   Document: Missing Final 1003                                                                                                                                                                                                                       Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               07/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.[B] Federal Compliance - Incorrect Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Notice of Right to Cancel was executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                               Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
418493511 XXX           $X.XX NH     8/XX/2003    7/XX/2003 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             located in file.  Compliance tests were run using an application date of 07/XX/2003
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003.
311393627 XXX           $X.XX NJ    12/XX/2004   11/XX/2004 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2004.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with rescission timing requirements.[B] Closing /
                                                                                                                                                                                                                                                                                                                                                                                                                                               Title - (Doc Error) TIL Error: Borrower signature not dated.
519717129 XXX           $X.XX MA     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    State Compliance - 10% late      *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC  charge exceeds the 3% maximum
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with per state of MA.: 10% late timing requirements due to missing Initial Loan Application Date.[B] State Compliance charge exceeds the 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in per state of MA.
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
138002299 XXX           $X.XX NJ     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - PPP expired.  *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  a Preliminary or Final                                                                                                                                                                                    Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   PPP or early closure fee of $XXX
                                                                                                                                                                                            in file.[C] Application / Processing -   Title.                                                                                                                                                                                                    period less than 15 days.[B] Federal Compliance - TILA HELOC - HELOC Brochure         is less than the permitted
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]    33.333% of original amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in        allowed without penalty to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] State  prepaid within 6 months per
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No        state - NJ.  Lender is XXX.: PPP
                                                                                                                                                                                                                                                                                                                                                                                                                                               prepayment penalties are permissible in the state of New Jersey.[B] Federal           expired.  PPP or early closure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:        fee of $XXX is less than the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA    permitted 33.333% of original
                                                                                                                                                                                                                                                                                                                                                                                                                                               rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date amount  allowed without penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan  to be prepaid within 6 months
                                                                                                                                                                                                                                                                                                                                                                                                                                               transaction disbursed on 03/XX/2008, prior to three (3) business days from            per state - NJ.  Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               transaction date of 03/XX/2008.
616490821 XXX           $X.XX NJ     6/XX/2005    2/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Unable to determine if loan is a same lender refi: Original Lender was not able to be
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                                                                                                                            determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable
                                                                                                                                                                                            not on a FNMA/FHLMC form and does not                                                                                                                                                                                                              to conclusively determine date of consummation. Note date used as transaction date
                                                                                                                                                                                            contain the following clauses:: ___                                                                                                                                                                                                                for purposes of determining compliance with rescission timing requirements
184922878 XXX           $X.XX MA     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    State Compliance - 10% late      *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC  charge exceeds 3% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" state (MA).: 10% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure not provided to borrower.[B] State Compliance - Massachusetts Home Loan -  exceeds 3% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home    (MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2006.
476654905 XXX           $X.XX CT     6/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Document: Missing Final 1003                                                                                                                                                                                                                       did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided
837769140 XXX           $X.XX MA     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10% late      *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds the 3% maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     per state (MA).: 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds the 3% maximum per state run off an assumed value of a contract sales price or original loan amount, whichever (MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Payoff
                                                                                                                                                                                                                                                                                                                                                                                                                                               Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
173421898 XXX           $X.XX PA     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Home Improvement                                                                                                     Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2007 used as disbursement date for compliance testing.[B] Miscellaneous
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 03/XX/2007.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
807848468 XXX           $X.XX NY     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10% late      *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 2% maximum per
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           03/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     state (NY): 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds 2% maximum per state run off an assumed value of a contract sales price or original loan amount, whichever (NY)State Compliance - 10% late
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]        charge exceeds 2% maximum per
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of            state (NY): 10% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application     exceeds 2% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               date of 02/XX/2007 which is XXX months prior to consummation. A lookback was          (NY)
                                                                                                                                                                                                                                                                                                                                                                                                                                               performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2006.[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
720976737 XXX           $X.XX PA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was executed on the proper Model Form. The H-9 form was used instead of the
                                                                                                                                                                                                                                                                                                                                                                                                                                               H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
227327158 XXX           $X.XX MA    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests State Compliance - Late charge   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original  not allowed per state (MA) - max
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE late charge for MA open end is
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               not provided[B] State Compliance - Massachusetts Home Loan - Borrower's Interest      10% or $10 - note states 10% or
                                                                                                                                                                                                                                                                                                                                                                                                                                               Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in   $20; exceeds state guidelines.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan file of document or worksheet indicating how the lender determined that the home Late charge not allowed per
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge   state (MA) - max late charge for
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Note late charge exceeds maximum per state.[B] Federal Compliance -  MA open end is 10% or $10 - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in     states 10% or $20; exceeds state
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 10/XX/2006 which is XXX guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
395976599 XXX           $X.XX MA     1/XX/2009   12/XX/2008 Primary    Refinance UTD          *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test:   State Compliance - 10% late      REVIEWER - GENERAL COMMENT    *                        *                  *          State - NC
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Unable to determine if the loan was refinanced without a tangible net benefit to the  charge exceeds maximum of 3% for (2020-01-16): Updated from:
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             borrower due to missing information.[B] General Appraisal Requirements - Due to lack  MA: 10% late charge exceeds      Note late charge exceeds
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               of appraised value, compliance tests requiring an LTV were run off an assumed value   maximum of 3% for MA             maximum per state.
                                                                                                                                                                                                                                                                                                                                                                                                                                               of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA HELOC - Credit Agreement Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Agreement not provided to borrower[B] Federal Compliance - TILA HELOC - HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent and Amount Testing: Massachusetts Late Charge: Note late charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                               10.00000%/$41.91 exceeds state maximum of 10% or $10, whichever is lesser.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Note Error: Note late charge percentage exceeds maximum per state[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
525040363 XXX           $X.XX NJ     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
165088859 XXX           $X.XX RI    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  No         TNR Testing Not
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Required
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.[B] Federal Compliance - Costs and Fees Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did
                                                                                                                                                                                                                                                                                                                                                                                                                                               not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                               XXX months prior to consummation.  A lookback was performed to determine this
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.   The final date used for testing was 05/XX/2006.  Due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
819243758 XXX           $X.XX NJ     6/XX/2008    5/XX/2008 Primary    Refinance Rate/Term    *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                                                                                                                                                                                                                                               Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] Miscellaneous Compliance - Missing Document: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel (RTC) not provided[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
376580366 XXX           $X.XX RI     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2006.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - Payoff Statement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.[B] Federal Compliance - Incorrect Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Notice of Right to Cancel was executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                               Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
469911589 XXX           $X.XX MA    12/XX/2007   11/XX/2007 Primary    Refinance UTD          *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             12/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] State Compliance - Massachusetts Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.[B] Miscellaneous Compliance - Missing Document: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel (RTC) not provided[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.
701430584 XXX           $X.XX CT     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           06/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
525920360 XXX           $X.XX PA     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Home Improvement                                                                                                     Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           02/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
286747182 XXX           $X.XX NJ     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - NJ state -    *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   max prepayment charge for ARM
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          loan is none - note states $220
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  for 30 months . Lender is XXX.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance         NJ state - max prepayment charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value,          for ARM loan is none - note
                                                                                                                                                                                                                                                                                                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales   states $220 for 30 months .
                                                                                                                                                                                                                                                                                                                                                                                                                                               price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC  Lender is XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                                               - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               02/XX/2006.[B] State Compliance - New Jersey Prepayment Penalty: New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty:  No prepayment penalties are permissible in the state of New
                                                                                                                                                                                                                                                                                                                                                                                                                                               Jersey.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
802636739 XXX           $X.XX PA     8/XX/2009    7/XX/2009 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             08/XX/2009 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC):
                                                                                                                                                                                                                                                                                                                                                                                                                                               "Important Terms" disclosure not provided to borrower.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Document: Right to Cancel (RTC) not provided[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if late charge exceeds state maximum due to missing information.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
860237940 XXX           $X.XX PA     3/XX/2009    2/XX/2009 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    Acknowledged                 *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             03/XX/2009 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Miscellaneous Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Document: Right to Cancel (RTC) not provided[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2008.[B] Federal Compliance - Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
636795384 XXX           $X.XX MA     8/XX/2007    7/XX/2007 Primary    Refinance UTD          *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      *                                *                             *                        *                  Yes        TR
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                        Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement                                                                                                                       (UAL State)
                                                                                                                                                                                            Missing Document: Flood Certificate not                                                                                                                                                                                                            Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] State Compliance - Massachusetts Home Loan -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.[B] Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is XXX months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.   The final date used for testing
                                                                                                                                                                                                                                                                                                                                                                                                                                               was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act: Notice of Right to Cancel was not provided.
426271980 XXX           $X.XX PA     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      *                                *                             *                        *                  Yes        TR
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,                                                                                                                        Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             State or Local compliance testing is unreliable.[B] Federal Compliance - Disbursement
                                                                                                                                                                                            Missing Document: Flood Certificate not                                                                                                                                                                                                            Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Miscellaneous Compliance - Missing Document:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel (RTC) not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation.  A lookback was performed to determine this application date.   The
                                                                                                                                                                                                                                                                                                                                                                                                                                               final date used for testing was 03/XX/2007.  Due to missing HUD-1 or Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure, no fees were used in testing.[B] Federal Compliance - Property Type Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.
428819633 XXX           $X.XX MA     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - Greater of    *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   10% / $20 late charge exceeds 3%
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     maximum per state (MA).: Greater
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were of 10% / $20 late charge exceeds run off an assumed value of a contract sales price or original loan amount, whichever 3% maximum per state (MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                                                                                                                                                                                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Note late charge exceeds maximum per state.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 10/XX/2006.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than
                                                                                                                                                                                                                                                                                                                                                                                                                                               3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
463456472 XXX           $X.XX NJ     6/XX/2010    5/XX/2010 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                            Missing Document: Flood Certificate not                                                                                                                                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             Instrument Notary Date of 06/XX/2010 used as disbursement date for compliance
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               01/XX/2010.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
752899823 XXX           $X.XX NY    11/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure
                                                                                                                                                                                            Missing Document: Flood Certificate not                                                                                                                                                                                                            Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B]
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: Note late charge exceeds maximum per state.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment penalty not permissible on a subordinate lien loan.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided.  Worst Case Scenario between Creditor Application Date and Transaction
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date used to determine rate used for testing.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
488468246 XXX           $X.XX NJ     8/XX/2005    7/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing:      State Compliance - 10% late      *                             *                        *                  Yes        TR
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal,  charge exceeds 5% maximum per                                                                                         Indeterminable
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             State or Local compliance testing is unreliable.[C] State Compliance - New Jersey     state (NJ): 10% late charge                                                                                           (UAL State)
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an              exceeds 5% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               impermissible late charge of greater than 5.0% or a grace period less than 15         (NJ)
                                                                                                                                                                                                                                                                                                                                                                                                                                               days.[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan Application No Fees: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is XXX months prior to consummation.  A lookback
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.   The final date used for testing
                                                                                                                                                                                                                                                                                                                                                                                                                                               was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
592120102 XXX           $X.XX NJ     5/XX/2008    4/XX/2008 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:
                                                                                                                                                                                            Missing Document: Flood Certificate not                                                                                                                                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
679223677 XXX           $X.XX MA     7/XX/2011    6/XX/2011 Primary    Refinance UTD          *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 10% late      *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 3% maximum
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             07/XX/2011 used as disbursement date for compliance testing.[B] General Appraisal     allowed per state: 10% late
                                                                                                                                                                                            Missing Document: Flood Certificate not                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were charge exceeds 3% maximum
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             run off an assumed value of a contract sales price or original loan amount, whichever allowed per state
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               applies.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.[B] State Compliance - Massachusetts Home Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.[B] Miscellaneous Compliance - Missing Document: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel (RTC) not provided[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2011 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2011.[B] Federal Compliance - Notice of Right to Cancel Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not provided.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Missing Information to Determine Origination Channel:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
493040632 XXX           $X.XX MA    10/XX/2012    9/XX/2012 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Loan File - (Missing Doc) Incomplete loan images/file[D] Closing / Title -        Loan File - File only contains   *                             *                        *                  UTD        Indeterminable
                                                                       Other                                                                                                                Document: Flood Certificate not                                                                                                                                                                                                                    Missing Document: Note - Subject Lien not provided[B] General Appraisal Requirements  Mortgage and Preliminary Title.                                                                                       (UAL State)
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             - Due to lack of appraised value, compliance tests requiring an LTV were run off an   Compliance testing not
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever applies.   completed.: File only contains
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Mortgage and Preliminary Title.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance testing not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     completed.
518163150 XXX           $X.XX MA    12/XX/2006   11/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    State Compliance - 10% late      *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC  charge exceeds 3% maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" state (MA): 10% late charge
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               disclosure not provided to borrower.[B] State Compliance - Massachusetts Home Loan -  exceeds 3% maximum per state
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home    (MA)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
574476652 XXX           $X.XX MA     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - signature   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of   not dated: signature not dated
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           04/XX/2007 used as disbursement date for compliance testing.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
573228634 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Rate/Term    *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - Per NJ State  *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   Statute:  4% no limit - state
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          chartered S&Ls No limits - first
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Disbursement Date Missing: Evidence of disbursement date not found in file. Security  lien (prior to 11/XX/03) 5% no
                                                                                                                                                                                                                                                                                                                                                                                                                                               Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance         limit- second lien (prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     11/XX/03) Effective 11/XX/2003
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - 5% 15: Per NJ State Statute:  4%
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan     no limit - state chartered S&Ls
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  No limits - first lien (prior to
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 02/XX/2007 which is XXX months prior to         11/XX/03) 5% no limit- second
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.  The final lien (prior to 11/XX/03)
                                                                                                                                                                                                                                                                                                                                                                                                                                               date used for testing was 09/XX/2006.[B] Federal Compliance - (Missing Data) Unable   Effective 11/XX/2003 5% 15
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2007.
436223709 XXX           $X.XX NJ     5/XX/2015    4/XX/2015 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of
                                                                                                                                                                                            Missing Document: Flood Certificate not                                                                                                                                                                                                            appraised value, compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                                                                                                                                                                                                                                               Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] Miscellaneous Compliance - Missing Document: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel (RTC) not provided[B] State Compliance - New Jersey Prepayment Penalty: New
                                                                                                                                                                                                                                                                                                                                                                                                                                               Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of
                                                                                                                                                                                                                                                                                                                                                                                                                                               New Jersey.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                               Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide List of Homeownership Counseling Organizations to borrower.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not provided.
485848000 XXX           $X.XX PA     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           04/XX/2007 used as disbursement date for compliance testing.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                                                                                                                                                                                                                                               The final date used for testing was 10/XX/2006.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
188253330 XXX           $X.XX PA     9/XX/2002    8/XX/2002 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2002 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                            Missing Document: Flood Certificate not                                                                                                                                                                                                            TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date.[B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               03/XX/2002.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
698125145 XXX           $X.XX PA    11/XX/2002   10/XX/2002 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Note Date of 11/XX/2002 used as
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             disbursement date for compliance testing.[B] General Appraisal Requirements - Due to
                                                                                                                                                                                            Missing Document: Flood Certificate not                                                                                                                                                                                                            lack of appraised value, compliance tests requiring an LTV were run off an assumed
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             value of a contract sales price or original loan amount, whichever applies.[B]
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with timing requirements due to missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Date.[B] Federal Compliance - (Missing Data) Flood Hazard
                                                                                                                                                                                                                                                                                                                                                                                                                                               Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard
                                                                                                                                                                                                                                                                                                                                                                                                                                               Zone indicator was not provided. The applicable flood zone related testing cannot be performed.[B] Miscellaneous Compliance - Missing Document: Right to Cancel (RTC) not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2002.[B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - Notice of Right to Cancel Missing: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                               in Lending Act: Notice of Right to Cancel was not provided.
229992669 XXX           $X.XX NJ     6/XX/2009    5/XX/2009 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title.                                                                                                                                                                               Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] General Appraisal Requirements - Due to lack of
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important
                                                                                                                                                                                                                                                                                                                                                                                                                                               Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] Miscellaneous Compliance - Missing Document: Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel (RTC) not provided[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2008.[B] State Compliance - New Jersey Prepayment Penalty: New
                                                                                                                                                                                                                                                                                                                                                                                                                                               Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of
                                                                                                                                                                                                                                                                                                                                                                                                                                               New Jersey.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] State Compliance - Save New Jersey Homes Act
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Teaser Rate Reset Disclosure Not Provided: Save New Jersey Homes Act of
                                                                                                                                                                                                                                                                                                                                                                                                                                               2008 - Teaser Rate Reset Disclosure not provided to borrower.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               was not provided.
576949262 XXX           $X.XX NJ     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      Federal Compliance - Unable to   *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   determine under disclosure due
                                                                                                                                                                                                                                                                                                                                                                                                                                               period less than 15 days.[B] Federal Compliance - Missing Initial Loan Application    to missing itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run     financed.: Unable to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                               using an application date of 06/XX/2006 which is XXX months prior to consummation. A  under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               lookback was performed to determine this application date.[B] Federal Compliance -    itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
590998885 XXX           $X.XX MA     9/XX/2005    8/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             09/XX/2005 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] State Compliance - Massachusetts Home Loan -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 09/XX/2005.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
818284837 XXX           $X.XX NJ    10/XX/2005    9/XX/2005 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 6% late       *                             *                        *                  *          Late Charge
                                                                       Other                                                                                                                Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   charge exceeds 5%  maximum per
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          state NJ: 6% late charge exceeds
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]                                                                                                                                                                                                            Disbursement Date Missing: Evidence of disbursement date not found in file. Security  5%  maximum per state NJ
                                                                                                                                                                                            Lien - Missing note/terms on senior                                                                                                                                                                                                                Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   testing.[B] General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                            position.: -[B] Closing / Title -                                                                                                                                                                                                                  compliance tests requiring an LTV were run off an assumed value of a contract sales
                                                                                                                                                                                            Security Instrument is not on a                                                                                                                                                                                                                    price or original loan amount, whichever applies.[B] Federal Compliance - FACTA
                                                                                                                                                                                            FNMA/FHLMC form and does not contain the                                                                                                                                                                                                           Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                            following clauses:: ___                                                                                                                                                                                                                            Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 10/XX/2005.
351673612 XXX           $X.XX MA     2/XX/2006    1/XX/2006 UTD        Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003[C] Lien -                                                                                                                                                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            Missing note/terms on senior lien.                                                                                                                                                                                                                 02/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Subject loan is in second position.: -                                                                                                                                                                                                             Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge percent of 6.00000% exceeds the state maximum of 3%.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
395112041 XXX           $X.XX MA     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003[C] Lien -                                                                                                                                                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            Missing note/terms on senior lien.                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Subject loan is in second position.: -                                                                                                                                                                                                             Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 05/XX/2006.[B] Federal Compliance - Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
882989712 XXX           $X.XX MA     2/XX/2006    1/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State          *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                lien.  Subject loan is in second                                                                                                                                                                                                                   Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
561139196 XXX           $X.XX IL     2/XX/2006    1/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             02/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            Lien - Missing note/terms on senior                                                                                                                                                                                                                run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
759242594 XXX           $X.XX CA     5/XX/2006    4/XX/2006 UTD        Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Unable to   *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003[C] Lien -                                                                                                                                                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date of   determine under disclosure due
                                                                                                                                                                                            Missing note/terms on senior lien.                                                                                                                                                                                                                 05/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     to missing itemization of amount
                                                                                                                                                                                            Subject loan is in second position.: -                                                                                                                                                                                                             Requirements - Due to lack of appraised value, compliance tests requiring an LTV were financed. Under disclosure run off an assumed value of a contract sales price or original loan amount, whichever appears to be fee related.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:     Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan     itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  Under disclosure appears to be
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 04/XX/2006 which is XXX months prior to         fee related.
                                                                                                                                                                                                                                                                                                                                                                                                                                               consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Primary.
384977938 XXX           $X.XX MA     3/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003[C] Lien -                                                                                                                                                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            Missing note/terms on senior lien.                                                                                                                                                                                                                 03/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Subject loan is in second position.: -                                                                                                                                                                                                             Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 03/XX/2006.
309495721 XXX           $X.XX NJ     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             04/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            Lien - Missing note/terms on senior                                                                                                                                                                                                                run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.
705395357 XXX           $X.XX IL     4/XX/2006    3/XX/2006 UTD        Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003[C] Lien -                                                                                                                                                                                                             requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            Missing note/terms on senior lien.                                                                                                                                                                                                                 loan amount, whichever applies.[B] State Compliance - Illinois Late Charge Percent
                                                                                                                                                                                            Subject loan is in second position.: -                                                                                                                                                                                                             Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Miscellaneous Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
784495226 XXX           $X.XX CA     4/XX/2006    3/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Federal Compliance - Unable to   *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original  determine reason for under
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:     disclosure due to missing
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]                                                                                                                                                                                                            FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]     itemization of amount financed.:
                                                                                                                                                                                            Lien - Missing note/terms on senior                                                                                                                                                                                                                Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance Unable to determine reason for
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   - Missing Initial Loan Application Test: No evidence of application date located in   under disclosure due to missing
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                               months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
748431639 XXX           $X.XX FL     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            Lien - Missing note/terms on senior                                                                                                                                                                                                                run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
542248040 XXX           $X.XX IA     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            Lien - Missing note/terms on senior                                                                                                                                                                                                                run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
176056562 XXX           $X.XX IL     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
205295409 XXX           $X.XX FL     3/XX/2005    3/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.
275541996 XXX           $X.XX IL     3/XX/2005    2/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.
692323154 XXX           $X.XX NY     5/XX/2006    4/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
375351456 XXX           $X.XX KY     7/XX/2007    6/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
112556059 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    FIle does not contain either *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 6% late       *                             *                        *                  *          Late Charge
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  a Preliminary or Final Title                                                                                                                                                                              Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   charge exceeds 5%  maximum per
                                                                                                                                                                                            in file.[B] Closing / Title - Security                                                                                                                                                                                                             period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          state NJ: 6% late charge exceeds
                                                                                                                                                                                            Instrument is not on a FNMA/FHLMC form                                                                                                                                                                                                             Disbursement Date Missing: Evidence of disbursement date not found in file. Security  5%  maximum per state NJ
                                                                                                                                                                                            and does not contain the following                                                                                                                                                                                                                 Instrument Notary Date of 003/XX/2007 used as disbursement date for compliance
                                                                                                                                                                                            clauses:: ___                                                                                                                                                                                                                                      testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 003/XX/2007, prior to three
                                                                                                                                                                                                                                                                                                                                                                                                                                               (3) business days from transaction date of 003/XX/2007.
290549866 XXX           $X.XX CA     3/XX/2007    2/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [B] Closing / Title - Security           *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Instrument is not on a FNMA/FHLMC form                                                                                                                                                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            and does not contain the following                                                                                                                                                                                                                 03/XX/2007 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                            clauses:: ___                                                                                                                                                                                                                                      FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
159815815 XXX           $X.XX MA     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   lien.  Subject loan is in second                                                                                                                                                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       04/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] State Compliance - Massachusetts Home Loan -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               04/XX/2007.
282702330 XXX           $X.XX RI     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not in   *                                *                             *                        *                  *          State - NC
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           in loan file to confirm third party fees listed on the HUD-1.[B] Federal Compliance -
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - (Missing Data) Last Rate Set Date:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
252890972 XXX           $X.XX IL     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             05/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.[B] Federal Compliance - Incorrect Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Notice of Right to Cancel was executed on the proper Model
                                                                                                                                                                                                                                                                                                                                                                                                                                               Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
802082305 XXX           $X.XX CA     4/XX/2007    3/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
771231390 XXX           $X.XX NJ     3/XX/2007    2/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
467970476 XXX           $X.XX MD     4/XX/2007    3/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        Federal Compliance - TIL         *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date   Itemization did not disclose $50
                                                                                                                                                                                                                                                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 03/XX/2007   of the $150 settlement fee as
                                                                                                                                                                                                                                                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this prepaid finance charges.: TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed:   Itemization did not disclose $50
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from        of the $150 settlement fee as
                                                                                                                                                                                                                                                                                                                                                                                                                                               calculated Finance Charge of $XXX in the amount of $XXX.                              prepaid finance charges.
784141786 XXX           $X.XX IL     6/XX/2007    5/XX/2007 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty       *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Illinois Interest Act): Maximum prepay  allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80% of the original balance. ($XXX].  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
476637929 XXX           $X.XX MD     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   lien.  Subject loan is in second                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
740777751 XXX           $X.XX MA     8/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
422595211 XXX           $X.XX NJ     4/XX/2007    3/XX/2007 Primary    Purchase               *          C        C        C        C        C        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      *                                *                             *                        *                  *          Late Charge
                                                                                                                                                                                            Document: Missing Final 1003[B] Closing                                                                                                                                                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace
                                                                                                                                                                                            / Title - Security Instrument is not on                                                                                                                                                                                                            period less than 15 days.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                            a FNMA/FHLMC form and does not contain                                                                                                                                                                                                             Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                            the following clauses:: ___                                                                                                                                                                                                                        Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
253154043 XXX           $X.XX NY    11/XX/2007   10/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   lien.  Subject loan is in second                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used.[B] Federal Compliance - (Missing Data) Last Rate Set
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case
                                                                                                                                                                                                                                                                                                                                                                                                                                               Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
766953847 XXX           $X.XX WA     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   lien.  Subject loan is in second                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] State Compliance - Washington
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan under the Consumer Loan Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
224348979 XXX           $X.XX IL     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2007.
185358516 XXX           $X.XX CA     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                lien.  Subject loan is in second                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
657915177 XXX           $X.XX MA     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
339249825 XXX           $X.XX MA     9/XX/2007    8/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] State Compliance - Massachusetts Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000%
                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds the state maximum of 3%.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
376507835 XXX           $X.XX NY    10/XX/2007    9/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
735635674 XXX           $X.XX IL    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Federal Compliance - All fee's   *                             *                        *                  *          -
                                                                       Other                                                                                                                lien.  Subject loan is in second                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original  were POC per final HUD.: All
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:     fee's were POC per final HUD.
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge percent of 6.00000% exceeds the state maximum of 5%.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 09/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth
                                                                                                                                                                                                                                                                                                                                                                                                                                               In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $XXX in the amount of $XXX.
788828739 XXX           $X.XX NY     1/XX/2008   12/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                lien.  Subject loan is in second                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            position.: -[B] Closing / Title -                                                                                                                                                                                                                  loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:
                                                                                                                                                                                            Security Instrument is not on a                                                                                                                                                                                                                    FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                            FNMA/FHLMC form and does not contain the                                                                                                                                                                                                           Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance
                                                                                                                                                                                            following clauses:: ___                                                                                                                                                                                                                            - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York Late Charge Percent Testing: New York Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
647548478 XXX           $X.XX PA     5/XX/2008    4/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           05/XX/2008 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
749636168 XXX           $X.XX MO     8/XX/2009    7/XX/2009 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
342372693 XXX           $X.XX CA     7/XX/2004    6/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - California Primary Residence Late Charge Percent Testing:      *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003[C] Lien -                                                                                                                                                                                                             Unable to determine if late charge exceeds state maximum due to missing
                                                                                                                                                                                            Missing note/terms on senior lien.                                                                                                                                                                                                                 information.[B] General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                            Subject loan is in second position.: -                                                                                                                                                                                                             compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - TILA HELOC
                                                                                                                                                                                                                                                                                                                                                                                                                                               - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.[B] Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
379468812 XXX           $X.XX NJ     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           date of 07/XX/2006 which is XXX months prior to consummation. A lookback was
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
862614117 XXX           $X.XX NJ     6/XX/2005    5/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Unable to   *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance      determine source of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX in the amount of $XXX.                                                 under-disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     itemization of amount financed.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Unable to determine source of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     under-disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     itemization of amount financed.
219566086 XXX           $X.XX MA     7/XX/2005    7/XX/2005 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender  *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            refi: Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           TILA rescission form was used.[B] Federal Compliance - Payoff Statement Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
222978732 XXX           $X.XX MA     9/XX/2005    8/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Closing / Title - Security           *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Instrument Error: Invalid MERS Min                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                                                                                                            Number[B] Closing / Title - Security                                                                                                                                                                                                               practicable time after using credit score.
                                                                                                                                                                                            Instrument is not on a FNMA/FHLMC form
                                                                                                                                                                                            and does not contain the following
                                                                                                                                                                                            clauses:: ___
401986853 XXX           $X.XX MA     9/XX/2005    9/XX/2005 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                                                                                                                                            lien.  Subject loan is in second
                                                                                                                                                                                            position.: -
314315804 XXX           $X.XX NJ    11/XX/2005   10/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                lien.  Subject loan is in second                                                                                                                                                                                                                   Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               occurs prior to expected date(s).
312287190 XXX           $X.XX PA     2/XX/2006    1/XX/2006 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
178990700 XXX           $X.XX TX     1/XX/2006   12/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.
759356909 XXX           $X.XX MA     3/XX/2006    2/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State          Federal Compliance - Unable to   *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit       determine under disclosure due
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document  to missing itemization of amount
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            or worksheet indicating how the lender determined that the home loan is in the        financed.: Unable to determine
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: under disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge: Note late charge percent of 3.00043% exceeds the state     itemization of amount
                                                                                                                                                                                                                                                                                                                                                                                                                                               maximum of 3%.[B] Federal Compliance - Missing Initial Loan Application Test: No      financed.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an     Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date of 02/XX/2006 which is XXX months prior to consummation. A lookback  disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               was performed to determine this application date.[B] Federal Compliance - Final TIL   itemization of amount financed.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR Unable to determine under
                                                                                                                                                                                                                                                                                                                                                                                                                                               of 7.20000% is underdisclosed from calculated APR of 7.32790% outside of 0.125%       disclosure due to missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In itemization of amount financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
514337695 XXX           $X.XX KY     4/XX/2006    3/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.[B] Federal Compliance - Missing Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
174843706 XXX           $X.XX TX     6/XX/2006    6/XX/2006 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
580339846 XXX           $X.XX TX     9/XX/2006    8/XX/2006 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
155332449 XXX           $X.XX WI     4/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Title / Lien   *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                lien.  Subject loan is in second                                                                                                                                                                                                                   Defect - (Doc Error) Loan was portrayed as first lien but found to be a second
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       lien[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.[B] Federal Compliance - Right of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine compliance with rescission timing requirements.
164809659 XXX           $X.XX IN    12/XX/2005   11/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    File does not contain either *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Indiana Prepayment Penalty Second Lien Testing: Indiana        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title  Preliminary or Final Title                                                                                                                                                                                Prepayment Penalty: Maximum calculated prepay of $4,988.00 exceeds the state maximum
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           of 2% of the amount prepaid ($XXX).[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
126496122 XXX           $X.XX FL     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Document: Missing Final 1003                                                                                                                                                                                                                       did not provide FACTA Credit Score Disclosure.[B] Title / Lien Defect - (Doc Error)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan was portrayed as first lien but found to be a second lien[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
678863872 XXX           $X.XX CA     9/XX/2004    8/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.
214771776 XXX           $X.XX MA     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                lien.  Subject loan is in second                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in
                                                                                                                                                                                                                                                                                                                                                                                                                                               File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
782255270 XXX           $X.XX MA     6/XX/2006    5/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           06/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
344264689 XXX           $X.XX IL     8/XX/2006    7/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   did not provide FACTA Credit Score Disclosure.[B] State Compliance - Illinois Late
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000%
                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds the state maximum of 5%.[B] Miscellaneous Compliance - (Doc Error) Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               GFE not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
188684754 XXX           $X.XX VA     7/XX/2006    6/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 6% late       *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 5%  maximum per
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           07/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     state VA: 6% late charge exceeds
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were 5%  maximum per state VA
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.[B] Federal Compliance - Notice of Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.[B] State Compliance - Virginia Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Virginia Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.
714746469 XXX           $X.XX DE    11/XX/2005   10/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                lien.  Subject loan is in second                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       date of 10/XX/2005 which is XXX months prior to consummation. A lookback was performed to determine this application date.
835846634 XXX           $X.XX MI     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           08/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] State Compliance - Michigan Consumer Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                               Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.[B] State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                                                                                                                                                               Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer
                                                                                                                                                                                                                                                                                                                                                                                                                                               Caution and Home Ownership Counseling Notice not provided to borrower.[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List):
                                                                                                                                                                                                                                                                                                                                                                                                                                               Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.[B] Federal Compliance - Missing Initial Loan Application Test:
                                                                                                                                                                                                                                                                                                                                                                                                                                               No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If
                                                                                                                                                                                                                                                                                                                                                                                                                                               property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2006.
238962490 XXX           $X.XX CA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           08/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.
496158390 XXX           $X.XX IL     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    Missing Evidence of Title    *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           09/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] State Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2006.
846913094 XXX           $X.XX CA     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           09/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.
462792375 XXX           $X.XX MA     2/XX/2006    2/XX/2006 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    [B] Closing / Title - Security           *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                                                                                                                                            Instrument is not on a FNMA/FHLMC form
                                                                                                                                                                                            and does not contain the following
                                                                                                                                                                                            clauses:: ___
593875692 XXX           $X.XX NJ    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [B] Closing / Title - Security           *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Instrument is not on a FNMA/FHLMC form                                                                                                                                                                                                             application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            and does not contain the following                                                                                                                                                                                                                 date of 10/XX/2006 which is XXX months prior to consummation. A lookback was
                                                                                                                                                                                            clauses:: ___                                                                                                                                                                                                                                      performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
465878016 XXX           $X.XX OH    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   lien.  Subject loan is in second                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Ohio Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $948.70 exceeds the state maximum of 1% of the original balance ($474.35).  Prepay language states prepay will not exceed maximum permitted by applicable law.
193713921 XXX           $X.XX CA    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
878081584 XXX           $X.XX CA     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           09/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Right of Rescission Timing - Receipt Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.[B] Federal Compliance - TILA - Incorrect Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                               DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                               Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.[B] Federal Compliance - Notice of Right To Cancel Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                                                                                                                                                                                                                                               not signed by all parties whose ownership interest is or will be subject to the security interest.
799741947 XXX           $X.XX FL    10/XX/2006    9/XX/2006 Second     Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                            Home                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                                                                                                                                                                                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
899328395 XXX           $X.XX NY    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - Unable to   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   determine under disclosure due
                                                                                                                                                                                            in file.[C] Closing / Title - (Missing                                                                                                                                                                                                             10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     to missing Itemization of Amount
                                                                                                                                                                                            Doc) Missing Note Addendum: Note P&I                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were Financed: Unable to determine
                                                                                                                                                                                            does not match calculated P&I: Note P&I                                                                                                                                                                                                            run off an assumed value of a contract sales price or original loan amount, whichever under disclosure due to missing
                                                                                                                                                                                            of ___ does not match Calculated P&I of                                                                                                                                                                                                            applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]        Itemization of Amount Financed
                                                                                                                                                                                            ___[C] Lien - Missing note/terms on                                                                                                                                                                                                                Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New York
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Final TIL Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days
                                                                                                                                                                                                                                                                                                                                                                                                                                               From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
358034904 XXX           $X.XX CA    10/XX/2006    9/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
367147629 XXX           $X.XX MA    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 6% late       *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   lien.  Subject loan is in second                                                                                                                                                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 3% maximum per
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       10/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     state (MA).: 6% late charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds 3% maximum per state run off an assumed value of a contract sales price or original loan amount, whichever (MA).
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                               Signature Date. Unable to determine compliance with rescission timing requirements.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2006.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
331607886 XXX           $X.XX IL    12/XX/2006   11/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge:    *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note late charge percent of 6.00000% exceeds the state maximum of 5%.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
294650088 XXX           $X.XX NJ     1/XX/2007   12/XX/2006 Primary    Refinance Rate/Term    *          C        C        C        C        C        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan:      State Compliance - 6% late       *                             *                        *                  *          Late Charge
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace   charge exceeds the 5% maximum
                                                                                                                                                                                            position.: -[B] Closing / Title -                                                                                                                                                                                                                  period less than 15 days.[B] Federal Compliance - Disbursement Date Missing:          per state of NJ.: 6% late charge
                                                                                                                                                                                            Security Instrument is not on a                                                                                                                                                                                                                    Disbursement Date Missing: Evidence of disbursement date not found in file. Security  exceeds the 5% maximum per state
                                                                                                                                                                                            FNMA/FHLMC form and does not contain the                                                                                                                                                                                                           Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance         of NJ.
                                                                                                                                                                                            following clauses:: ___                                                                                                                                                                                                                            testing.[B] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                                                                                                                                                                                                                                                                               Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 01/XX/2007.
163034019 XXX           $X.XX NJ     1/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Other
685486189 XXX           $X.XX NM     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
584396715 XXX           $X.XX MO     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - TILA - Incorrect Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                               DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                               Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
604244228 XXX           $X.XX NY     3/XX/2007    2/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
648104562 XXX           $X.XX NJ     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   lien.  Subject loan is in second                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
680827237 XXX           $X.XX IL     5/XX/2007    4/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge percent of 6.00000% exceeds the state maximum of 5%.[B] State Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A
                                                                                                                                                                                                                                                                                                                                                                                                                                               prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of 8.65000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 04/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
337419123 XXX           $X.XX CA     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                lien.  Subject loan is in second                                                                                                                                                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       06/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               06/XX/2007.
792125375 XXX           $X.XX NJ     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           03/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            position.: -[B] Closing / Title -                                                                                                                                                                                                                  run off an assumed value of a contract sales price or original loan amount, whichever
                                                                                                                                                                                            Security Instrument is not on a                                                                                                                                                                                                                    applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                            FNMA/FHLMC form and does not contain the                                                                                                                                                                                                           Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                                                                                                            following clauses:: ___                                                                                                                                                                                                                            application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - New Jersey
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.[B] Federal Compliance - (Missing Data) Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                               to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure - Affiliated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Arrangement Disclosure Not Provided Within 3 Business Days of Application:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
611025895 XXX           $X.XX CT     8/XX/2007    7/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           loan amount, whichever applies.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       were run using an application date of 07/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Closing
                                                                                                                                                                                                                                                                                                                                                                                                                                               / Title - (Doc Error) TIL Error: Borrower signature not dated.
401401461 XXX           $X.XX IL     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   lien.  Subject loan is in second                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               late charge percent of 6.00000% exceeds the state maximum of 5%.[B] State Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A
                                                                                                                                                                                                                                                                                                                                                                                                                                               prepayment penalty is not permissible on a loan with an interest rate of  greater than 8%. Loan contracts for an interest rate of 8.24000%.[B] Miscellaneous Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
367127417 XXX           $X.XX OR     9/XX/2007    8/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        State Compliance - 6% late       *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   charge exceeds 5% maximum per
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           09/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal     state (OR).: 6% late charge
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were exceeds 5% maximum per state
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       run off an assumed value of a contract sales price or original loan amount, whichever (OR).
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] State Compliance - Oregon Late
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge Percent Testing: Oregon Late Charge: Note late charge percent of 6.00000%
                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds the state maximum of 5%.[B] Federal Compliance - (Missing Data) Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2007.[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                                                                                                                                                                                                                                               Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
186563726 XXX           $X.XX NC     8/XX/2006    8/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
147836396 XXX           $X.XX MA    10/XX/2006    9/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late  *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%.
186266586 XXX           $X.XX MS    12/XX/2006   11/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
338803345 XXX           $X.XX IL    10/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided                   *                                *                             *                        *                  *          -
                                                                       Debt Consolidation
697279043 XXX           $X.XX MD    11/XX/2006   11/XX/2006 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
483843212 XXX           $X.XX MA     5/XX/2006    4/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts Prepayment     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Penalty: Maximum calculated prepay of $3,060.00 exceeds the state maximum of 3 months interest  ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Payoff
                                                                                                                                                                                                                                                                                                                                                                                                                                               Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
272935964 XXX           $X.XX IN     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Indiana Late Charge Amount Testing: Indiana Late Charge: Note  *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                lien.  Subject loan is in second                                                                                                                                                                                                                   late charge amount of $21.29 exceeds the state maximum of $17.00.[B] State Compliance
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       - Indiana Prepayment Penalty Second Lien Testing: Indiana Prepayment Penalty: Maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               calculated prepay of $1,328.37 exceeds the state maximum of 2% of the amount prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                                               ($XXX). Prepay language states prepay will not exceed maximum permitted by applicable law.[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
284307948 XXX           $X.XX MA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
208393464 XXX           $X.XX IL     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
790428366 XXX           $X.XX IL    10/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
172530248 XXX           $X.XX NC     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
873240036 XXX           $X.XX NJ     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                                                                                                                                                                                                                                                                               Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
249460601 XXX               * GA    11/XX/2002    9/XX/2009 Primary    Refinance UTD          *          D        D        D        D        D        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Loan File - (Missing Doc) Incomplete loan images/file                             Loan File - Incomplete Loan      SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  UTD        Indeterminable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     File.  Only the preliminary      (2020-10-09): Received new    (2020-10-09): Received                                 (UAL State)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     title provided, unable to        file.REVIEWER - GENERAL       new file.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     complete compliance testing.:    COMMENT (2020-10-09):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Incomplete Loan File.  Only the  Received new file. Still not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     preliminary title provided,      able to run compliance with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     unable to complete compliance    new file. Exception will
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     testing.                         remain.
192354416 XXX           $X.XX CO     7/XX/2019    5/XX/2019 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  Yes        State - NC
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. HELOC Fee Agreement also not in file or does not
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]                                                                                                                                                                                                            disclose fees, any applicable Federal, State or Local compliance testing impacted by
                                                                                                                                                                                            Lien - Missing note/terms on senior                                                                                                                                                                                                                points and fees is unreliable.[C] State Compliance - Colorado MLO Licensing Act -
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       NMLS identifier is not clearly displayed on loan application.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                               Organizations to borrower.
633935097 XXX           $X.XX PA     5/XX/2012    4/XX/2012 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  No         TNR Testing Not
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Required
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             Account Opening not in file. HELOC Fee Agreement also not in file or does not
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]                                                                                                                                                                                                            disclose fees, any applicable Federal, State or Local compliance testing impacted by
                                                                                                                                                                                            Lien - Missing note/terms on senior                                                                                                                                                                                                                points and fees is unreliable.[B] Federal Compliance - Costs and Fees Not Disclosed
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.[B] Federal Compliance - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2012 used as disbursement date for compliance testing.[B] Federal Compliance - TILA HELOC - Credit Agreement Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - Billing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights"
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower at time of account opening.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                               XXX months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.[B] State Compliance - Pennsylvania Prepayment Penalty Junior Lien:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Pennsylvania Prepayment Penalty: A prepayment penalty not permissible on a junior lien loan less than or equal to $230,110.00.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
390081403 XXX           $X.XX CO     1/XX/2015   11/XX/2014 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             01/XX/2015 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]                                                                                                                                                                                                            (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                            Lien - Missing note/terms on senior                                                                                                                                                                                                                provided.  Worst Case Scenario between Creditor Application Date and Transaction Date
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                               Organizations to borrower.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan transaction disbursed on 01/XX/2015, prior to three (3) business days from transaction date of 01/XX/2015.
290869078 XXX           $X.XX FL     2/XX/2018    1/XX/2018 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Security Instrument not provided[C]                                                                                                         Data Integrity                                                                                         Evidence of disbursement date not found in file. Note Date of 02/XX/2018 used as
                                                                                                                                                                                            Application / Processing - Missing                                                                                                          - Hybrid                                                                                               disbursement date for compliance testing.[B] Application / Processing - Missing
                                                                                                                                                                                            Document: Missing Final 1003[C] Lien -                                                                                                      Appraisal                                                                                              Document: Missing Lender's Initial 1003[B] Federal Compliance - (Missing Data) Last
                                                                                                                                                                                            Missing note/terms on senior lien.                                                                                                          valuation                                                                                              Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst
                                                                                                                                                                                            Subject loan is in second position.: -                                                                                                      product only                                                                                           Case Scenario between Creditor Application Date and Transaction Date used to
                                                                                                                                                                                                                                                                                                                                        qualifies as an                                                                                        determine rate used for testing.[B] Federal Compliance - Right of Rescission Timing -
                                                                                                                                                                                                                                                                                                                                        acceptable                                                                                             Note Date used as Transaction Date: Unable to conclusively determine date of
                                                                                                                                                                                                                                                                                                                                        first (Primary)                                                                                        consummation. Note date used as transaction date for purposes of determining
                                                                                                                                                                                                                                                                                                                                        product for                                                                                            compliance with rescission timing requirements[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                        second liens if                                                                                        Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth
                                                                                                                                                                                                                                                                                                                                        there is an                                                                                            in Lending Act:  Subject loan transaction disbursed on 02/XX/2018, prior to three (3)
                                                                                                                                                                                                                                                                                                                                        interior view                                                                                          business days from transaction date of 02/XX/2018.
                                                                                                                                                                                                                                                                                                                                        to the
                                                                                                                                                                                                                                                                                                                                        property.: -
309641514 XXX           $X.XX CA     6/XX/2018    4/XX/2018 Primary    Refinance Cash-out -   Safe       C        C        C        B        B        *       *       *        *       *    [D] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   C           C           C           B           B      [C] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage        *                                REVIEWER - GENERAL COMMENT    *                        *                  *          TILA ATR/QM
                                                                       Debt Consolidation     Harbor                                                                                        Document: Note - Senior Lien not                                                                                                                                                                                                                   (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due                                  (2020-11-03): Exception
                                                                                              QM                                                                                            provided[C] Title / Lien Defect - Final                                                                                                                                                                                                            Diligence Loan Designation of Safe Harbor QM.[B] Miscellaneous Compliance - Alternate                                  Detail Updated from:
                                                                                                                                                                                            Title Policy is missing. No evidence of                                                                                                                                                                                                            source used for application date[B] Application / Processing - Missing Document:                                       Qualified Mortgage
                                                                                                                                                                                            title in file.[C] Income Documentation -                                                                                                                                                                                                           Missing Lender's Initial 1003[B] Federal Compliance - (Missing Data) Last Rate Set                                     (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                                                                                                                           Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case                                          Loan Designation of Higher
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                                                                                                                             Scenario between Creditor Application Date and Transaction Date used to determine                                      Priced QM does not match Due
                                                                                                                                                                                            Final 1003                                                                                                                                                                                                                                         rate used for testing.[B] Federal Compliance - RESPA Disclosure - List of                                              Diligence Loan Designation of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank                                      Safe Harbor QM.REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                               2014): Creditor did not provide List of Homeownership Counseling Organizations to                                      GENERAL COMMENT (2021-03-25):
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.                                                                                                              Exception Detail Updated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      from: Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan Designation of Higher
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Priced QM does not match Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Diligence Loan Designation of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      ATR Fail.     REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2021-11-03):Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Designation defined:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan Designation of Higher
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Priced QM does not match Due
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Diligence Loan Designation of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Safe Harbor QM.
473842349 XXX           $X.XX PA    11/XX/2019   10/XX/2019 Primary    Refinance Cash-out -   Safe       C        C        C        C        C        *       *       *        *       *    [C] Document Error - Borrower(s) is not  Missing tax years            REVIEWER - GENERAL      *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania      State Compliance - ECR fees are  REVIEWER - GENERAL COMMENT    *                        *                  *          State - NC
                                                                       Other                  Harbor                                                                                        a U.S. Citizen, and the guideline                                     COMMENT                                                                                                                                                                      Prepayment Penalty: A prepayment penalty not permissible on a junior lien loan less   not subject to 1026.43(g), per   (2020-11-30): Trailing
                                                                                              QM                                                                                            required documentation was not                                        (2020-11-30):                                                                                                                                                                than or equal to $256,023.00.[B] Application / Processing - Missing Document: Missing definition of prepayment         Documents already in file for
                                                                                                                                                                                            provided.: -[C] Title / Lien Defect -                                 Trailing Documents                                                                                                                                                           Lender's Initial 1003[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last penalties under 1026.32(b)(6).:  initial review.  Exception
                                                                                                                                                                                            Final Title Policy is missing. No                                     already in file for                                                                                                                                                          Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between   ECR fees are not subject to      remains.REVIEWER - GENERAL
                                                                                                                                                                                            evidence of title in file.[C] Income                                  initial review.                                                                                                                                                              Creditor Application Date and Transaction Date used to determine rate used for        1026.43(g), per definition of    COMMENT (2020-11-30):
                                                                                                                                                                                            Documentation - Income Docs Missing::                                 Exception                                                                                                                                                                    testing.[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling  prepayment penalties under       Trailing Documents already in
                                                                                                                                                                                            -[C] Application / Processing - Missing                               remains.REVIEWER -                                                                                                                                                           Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not      1026.32(b)(6).Federal Compliance file for initial review.
                                                                                                                                                                                            Document: Fraud Report not provided[C]                                GENERAL COMMENT                                                                                                                                                              provide List of Homeownership Counseling Organizations to borrower.[B] Federal        - Rate lock not included in loan Exception remains.
                                                                                                                                                                                            Application / Processing - Missing                                    (2020-11-30):                                                                                                                                                                Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated  file images.: Rate lock not
                                                                                                                                                                                            Document: Missing Final 1003[C] General                               Trailing Documents                                                                                                                                                           Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2019 incorrectly  included in loan file
                                                                                                                                                                                            Appraisal Requirements - Valuation                                    already in file for                                                                                                                                                          disclosed whether the loan contains a Prepayment Penalty.                             images.Federal Compliance -
                                                                                                                                                                                            Error: Comparable(s) photos are missing                               initial review.                                                                                                                                                                                                                                                    Homeownership Counseling not
                                                                                                                                                                                            or not legible.: -[B] Insurance Analysis                              Exception remains.                                                                                                                                                                                                                                                 included in loan file images.:
                                                                                                                                                                                            - Hazard Insurance policy does not list                                                                                                                                                                                                                                                                                                  Homeownership Counseling not
                                                                                                                                                                                            "Lender its successors and assigns", per                                                                                                                                                                                                                                                                                                 included in loan file
                                                                                                                                                                                            guideline requirements.                                                                                                                                                                                                                                                                                                                  images.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Prepayment penalty not stated on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     final CD: Prepayment penalty not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     stated on final CD
796244545 XXX           $X.XX ME    12/XX/2019    9/XX/2019 Primary    Refinance Cash-out -   Safe       C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         *                                REVIEWER - GENERAL COMMENT    *                        *                  *          State - NC
                                                                       Other                  Harbor                                                                                        Policy is missing. No evidence of title                                                                                                                                                                                                            Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible                                    (2020-11-03): Exception
                                                                                              QM                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             prepayment penalty.[C] State Compliance - Maine Prepayment Penalty Second Lien Test:                                   Detail Updated from: Ability
                                                                                                                                                                                            Missing Document: Approval not                                                                                                                                                                                                                     Maine Prepayment Penalty (Consumer Credit Code):  Second lien loan contains a                                          to Repay / Qualified Mortgage
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             prepayment penalty whose dollar amount was not disclosed in the Note.[C] Federal                                       (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Missing Document: Fraud Report not                                                                                                                                                                                                                 Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage                                      Loan Designation not
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan                                        provided. Due Diligence Loan
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               Designation is Safe Harbor QM.[B] Miscellaneous Compliance - Alternate source used                                     Designation is Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                               for application date[B] Federal Compliance - FACTA Disclosure Missing: FACTA                                           QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]                                            (2021-03-25): Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application / Processing - Missing Document: Missing Lender's Initial 1003[B] Federal                                  Detail Updated from: Ability
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate                                    to Repay / Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                     (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date used to determine rate used for testing.[B] Federal Compliance -                                      Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA                                       provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership                                      Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Counseling Organizations to borrower.[B] Federal Compliance - TRID Final Closing                                       REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final                                    (2021-11-03):Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan                                       Designation defined:
                                                                                                                                                                                                                                                                                                                                                                                                                                               contains a Prepayment Penalty.                                                                                         Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Designation is Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      QM.
899494697 XXX           $X.XX MI     9/XX/2019    8/XX/2019 Primary    Refinance Cash-out -   Higher     C        C        C        C        C        *       *       *        *       *    [C] Income Documentation - Income Docs   TheWorkNumber.com VOE in     REVIEWER - GENERAL      *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         Federal Compliance - Per         REVIEWER - GENERAL COMMENT    *                        *                  *          State - NC
                                                                       Other                  Priced                                                                                        Missing:: -[C] Application / Processing  file is for the XXX, not XXX COMMENT                                                               Data Integrity                                                                                         Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible   Michigan requirements, maximum   (2020-11-03): Exception
                                                                                              QM                                                                                            - Missing Document: Fraud Report not     as listed on Paystubs/W2s,   (2020-11-30):                                                         - Hybrid                                                                                               prepayment penalty.[C] State Compliance - Michigan Prepayment Penalty Second Lien:    calculated prepayment penalty of Detail Updated from: Ability
                                                                                                                                                                                            provided[C] Application / Processing -   and indicates the status is  Trailing Documents                                                    Appraisal                                                                                              Michigan Prepayment Penalty: Maximum calculated prepay of $500.00 exceeds the state   $XXX exceeds the state maximum   to Repay / Qualified Mortgage
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]  current as of 6/XX/11, eight already in file for                                                   valuation                                                                                              maximum for second lien loans of 1% of the prepaid balance ($XXX).[C] Federal         allowed for second lien loans of (Dodd-Frank 2014): Originator
                                                                                                                                                                                            General Appraisal Requirements -         years prior to closing.      initial review.                                                       product only                                                                                           Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage     1% of the prepaid balance        Loan Designation not
                                                                                                                                                                                            Valuation Error: Comparable(s) photos    Missing VOE for current      Exception                                                             qualifies as an                                                                                        (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan       ($200.00).: Per Michigan         provided. Due Diligence Loan
                                                                                                                                                                                            are missing or not legible.: -[B]        role.  Additionally, per     remains.REVIEWER -                                                    acceptable                                                                                             Designation is Higher Priced QM.[B] Miscellaneous Compliance - Alternate source used  requirements, maximum calculated Designation is Higher Priced
                                                                                                                                                                                            Insurance Analysis - Hazard Insurance    lender guidelines, 4506-t is GENERAL COMMENT                                                       first (Primary)                                                                                        for application date[B] Federal Compliance - FACTA Disclosure Missing: FACTA          prepayment penalty of $XXX       QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            policy does not list "Lender its         required for all customers   (2020-11-30):                                                         product for                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] State     exceeds the state maximum        (2021-03-25): Exception
                                                                                                                                                                                            successors and assigns", per guideline   in which income is being     Trailing Documents                                                    second liens if                                                                                        Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage       allowed for second lien loans of Detail Updated from: Ability
                                                                                                                                                                                            requirements.                            considered however forms in  already in file for                                                   there is an                                                                                            Protection Act:  Home Loan Toolkit not provided to borrower.[B] Application /         1% of the prepaid balance        to Repay / Qualified Mortgage
                                                                                                                                                                                                                                     file do not contain the      initial review.                                                       interior view                                                                                          Processing - Missing Document: Missing Lender's Initial 1003[B] Federal Compliance -  ($200.00).Federal Compliance -   (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                     years borrower authorized to Exception remains.                                                    to the                                                                                                 RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA      Per addendum to Note, if loan is Loan Designation not
                                                                                                                                                                                                                                     obtain records.Appraisal did                                                                       property.: -                                                                                           Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership     paid in full prior to 36 month   provided. Due Diligence Loan
                                                                                                                                                                                                                                     not contain photos for the                                                                                                                                                                                Counseling Organizations to borrower.[B] Federal Compliance - TRID Final Closing      anniversary, a $500 release fee  Designation is ATR Fail.
                                                                                                                                                                                                                                     comparables used to                                                                                                                                                                                       Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final   will be incurred however CDs in  REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                     determine value.                                                                                                                                                                                          Closing Disclosure provided on 09/XX/2019 incorrectly disclosed whether the loan      file indicate there is no        (2021-11-03):Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               contains a Prepayment Penalty.[B] Federal Compliance - TRID Lender Credit Tolerance   Prepayment Penalty.: Per         Designation defined:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for      addendum to Note, if loan is     Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender Credits. Final Lender Credit of $-357.50  is less than amount of binding       paid in full prior to 36 month   (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender Credit previously disclosed in the amount of $-359.00.                         anniversary, a $500 release fee  Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     will be incurred however CDs in  provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file indicate there is no        Designation is Higher Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Prepayment Penalty.Federal       QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance - Decrease in credit  (2020-11-30): Trailing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     is due to rounding of Flood Cert Documents already in file for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Fee on Initial Loan Estimate.:   initial review.  Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Decrease in credit is due to     remains.REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     rounding of Flood Cert Fee on    COMMENT (2020-11-30):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Initial Loan Estimate.           Trailing Documents already in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file for initial review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Exception remains.REVIEWER -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      GENERAL COMMENT (2020-11-30):
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Trailing Documents already in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      file for initial review.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Exception remains.
111706467 XXX           $X.XX KY     1/XX/2020   10/XX/2019 Primary    Refinance Cash-out -   Non QM     B        B        B        B        B        *       *       *        *       *    [D] Application / Processing - Missing   Only the mortgage statement  REVIEWER - GENERAL      *         *         *         *         *     [C] Appraisal   *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - Alternate source used for application date[B]          Application / Processing -       REVIEWER - GENERAL COMMENT    *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Document: Note - Senior Lien not         was provided in the loan     COMMENT                                                               Data Integrity                                                                                         Application / Processing - Missing Document: Missing Lender's Initial 1003[B] Federal missing 1003: missing            (2020-12-01): No additional
                                                                                                                                                                                            provided[C] Title / Lien Defect - Final  file.                        (2020-12-01): No                                                      - Hybrid                                                                                               Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate   1003Federal Compliance - The     documentation was
                                                                                                                                                                                            Title Policy is missing. No evidence of                               additional                                                            Appraisal                                                                                              Lock Date not provided.  Worst Case Scenario between Creditor Application Date and    lender calculated taxes and      provided.REVIEWER - GENERAL
                                                                                                                                                                                            title in file.[C] Application /                                       documentation was                                                     valuation                                                                                              Transaction Date used to determine rate used for testing.[B] Federal Compliance -     insurance of $244.37/xxnth is    COMMENT (2020-12-01): No
                                                                                                                                                                                            Processing - Missing Document: Fraud                                  provided.REVIEWER -                                                   product only                                                                                           RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA      less than the actual monthly     additional documentation was
                                                                                                                                                                                            Report not provided[C] Application /                                  GENERAL COMMENT                                                       qualifies as an                                                                                        Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership     taxes and insurance of           provided.REVIEWER - GENERAL
                                                                                                                                                                                            Processing - Missing Document: Missing                                (2020-12-01): No                                                      acceptable                                                                                             Counseling Organizations to borrower.[B] Federal Compliance - TRID Final Closing      $246.90/month.: The lender       COMMENT (2020-12-01): No
                                                                                                                                                                                            Final 1003                                                            additional                                                            first (Primary)                                                                                        Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated     calculated taxes and insurance   additional documentation was
                                                                                                                                                                                                                                                                  documentation was                                                     product for                                                                                            Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of      of $244.37/xxnth is less than    provided.
                                                                                                                                                                                                                                                                  provided.                                                             second liens if                                                                                        2,932.44 on Final Closing Disclosure provided on 01/XX/2020 not accurate.[B] Federal  the actual monthly taxes and
                                                                                                                                                                                                                                                                                                                                        there is an                                                                                            Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA        insurance of
                                                                                                                                                                                                                                                                                                                                        interior view                                                                                          Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three  $246.90/month.Federal Compliance
                                                                                                                                                                                                                                                                                                                                        to the                                                                                                 (3) business days prior to closing.                                                   - Unable to locate verification
                                                                                                                                                                                                                                                                                                                                        property.: -                                                                                                                                                                                 of the date received in the loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file.: Unable to locate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     verification of the date
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     received in the loan file.
735618429 XXX           $X.XX AZ    11/XX/2019    9/XX/2019 Primary    Refinance Cash-out -   Higher     C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         *                                REVIEWER - GENERAL COMMENT    *                        *                  *          TILA ATR/QM
                                                                       Home Improvement       Priced                                                                                        Policy is missing. No evidence of title                                                                                                     Data Integrity                                                                                         Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible                                    (2020-11-03): Exception
                                                                                              QM                                                                                            in file.[C] Income Documentation -                                                                                                          - Hybrid                                                                                               prepayment penalty.[C] Federal Compliance - Unknown Loan Designation Test: Ability to                                  Detail Updated from: Ability
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                    Appraisal                                                                                              Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not                                          to Repay / Qualified Mortgage
                                                                                                                                                                                            Processing - Missing Document: Fraud                                                                                                        valuation                                                                                              provided. Due Diligence Loan Designation is Higher Priced QM.[B] Miscellaneous                                         (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Report not provided[C] Application /                                                                                                        product only                                                                                           Compliance - Alternate source used for application date[B] Federal Compliance - FACTA                                  Loan Designation not
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                      qualifies as an                                                                                        Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit                                       provided. Due Diligence Loan
                                                                                                                                                                                            Final 1003                                                                                                                                  acceptable                                                                                             Score Disclosure.[B] Application / Processing - Missing Document: Missing Lender's                                     Designation is Higher Priced
                                                                                                                                                                                                                                                                                                                                        first (Primary)                                                                                        Initial 1003[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date                                      QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                        product for                                                                                            Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between                                         (2021-04-27): Exception
                                                                                                                                                                                                                                                                                                                                        second liens if                                                                                        Creditor Application Date and Transaction Date used to determine rate used for                                         Detail Updated from: Ability
                                                                                                                                                                                                                                                                                                                                        there is an                                                                                            testing.[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling                                   to Repay / Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                        interior view                                                                                          Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not                                       (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                        to the                                                                                                 provide List of Homeownership Counseling Organizations to borrower.[B] Federal                                         Loan Designation not
                                                                                                                                                                                                                                                                                                                                        property.: -                                                                                           Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated                                   provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2019 incorrectly                                   Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosed whether the loan contains a Prepayment Penalty.                                                              REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2021-11-03):Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Designation defined:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Designation is Higher Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      QM.
394975834 XXX           $X.XX VA     1/XX/2020   12/XX/2019 Primary    Refinance Cash-out -   Safe       B        B        B        B        B        *       *       *        *       *    [D] Application / Processing - Missing   *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - Alternate source used for application date[B] Federal  *                                *                             *                        *                  *          -
                                                                       Other                  Harbor                                                                                        Document: Note - Senior Lien not                                                                                                            Data Integrity                                                                                         Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                              QM                                                                                            provided[C] Income Documentation -                                                                                                          - Hybrid                                                                                               provide FACTA Credit Score Disclosure.[B] Application / Processing - Missing
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                    Appraisal                                                                                              Document: Missing Lender's Initial 1003[B] Federal Compliance - (Missing Data) Last
                                                                                                                                                                                            Processing - Missing Document: Approval                                                                                                     valuation                                                                                              Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst
                                                                                                                                                                                            not provided[C] Application / Processing                                                                                                    product only                                                                                           Case Scenario between Creditor Application Date and Transaction Date used to
                                                                                                                                                                                            - Missing Document: Fraud Report not                                                                                                        qualifies as an                                                                                        determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - List of
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                      acceptable                                                                                             Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                        first (Primary)                                                                                        2014): Creditor did not provide List of Homeownership Counseling Organizations to
                                                                                                                                                                                                                                                                                                                                        product for                                                                                            borrower.
                                                                                                                                                                                                                                                                                                                                        second liens if
                                                                                                                                                                                                                                                                                                                                        there is an
                                                                                                                                                                                                                                                                                                                                        interior view
                                                                                                                                                                                                                                                                                                                                        to the
                                                                                                                                                                                                                                                                                                                                        property.: -
427503965 XXX           $X.XX NV    10/XX/2019    9/XX/2019 Primary    Refinance Cash-out -   Safe       C        C        C        C        C        *       *       *        *       *    [D] Application / Processing - Missing   Missing Note for existing    REVIEWER - GENERAL      *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         Federal Compliance - Prepayment  REVIEWER - GENERAL COMMENT    *                        *                  *          TILA ATR/QM
                                                                       Other                  Harbor                                                                                        Document: Note - Senior Lien not         first lien of $XXX to XXX    COMMENT                                                               Data Integrity                                                                                         Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible   - Early Close Release Fee / Fee  (2020-11-03): Exception
                                                                                              QM                                                                                            provided[C] Title / Lien Defect - Final  dated 12/XX/2016Missing      (2020-12-01): No                                                      - Hybrid                                                                                               prepayment penalty.[C] Federal Compliance - Unknown Loan Designation Test: Ability to Agreement: Prepayment - Early    Detail Updated from: Ability
                                                                                                                                                                                            Title Policy is missing. No evidence of  Evidence of Hazard Insurance additional                                                            Appraisal                                                                                              Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not         Close Release Fee / Fee          to Repay / Qualified Mortgage
                                                                                                                                                                                            title in file.[C] Insurance              on subject propertyMissing   documentation was                                                     valuation                                                                                              provided. Due Diligence Loan Designation is Safe Harbor QM.[B] Miscellaneous          AgreementFederal Compliance -    (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Documentation - Hazard Insurance Error:  VOE within 10 days of Note   provided.REVIEWER -                                                   product only                                                                                           Compliance - Alternate source used for application date[B] Federal Compliance - FACTA Prepayment - Early Close Release Loan Designation not
                                                                                                                                                                                            Subject hazard insurance premium is      date.                        GENERAL COMMENT                                                       qualifies as an                                                                                        Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      Fee / Fee Agreement: Prepayment  provided. Due Diligence Loan
                                                                                                                                                                                            missing from evidence of insurance.[C]                                (2020-12-01): No                                                      acceptable                                                                                             Score Disclosure.[B] Application / Processing - Missing Document: Missing Lender's    - Early Close Release Fee / Fee  Designation is Safe Harbor
                                                                                                                                                                                            Income Documentation - Income Docs                                    additional                                                            first (Primary)                                                                                        Initial 1003[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date     Agreement                        QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            Missing:: -[C] Application / Processing                               documentation was                                                     product for                                                                                            Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between                                         (2021-04-27): Exception
                                                                                                                                                                                            - Missing Document: Fraud Report not                                  provided.REVIEWER -                                                   second liens if                                                                                        Creditor Application Date and Transaction Date used to determine rate used for                                         Detail Updated from: Ability
                                                                                                                                                                                            provided[C] Loan File - Missing                                       GENERAL COMMENT                                                       there is an                                                                                            testing.[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling                                   to Repay / Qualified Mortgage
                                                                                                                                                                                            Document: Hazard Insurance Policy not                                 (2020-12-01): No                                                      interior view                                                                                          Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not                                       (Dodd-Frank 2014): Originator
                                                                                                                                                                                            provided[C] Application / Processing -                                additional                                                            to the                                                                                                 provide List of Homeownership Counseling Organizations to borrower.[B] Federal                                         Loan Designation not
                                                                                                                                                                                            Missing Document: Missing Final 1003                                  documentation was                                                     property.: -                                                                                           Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated                                   provided. Due Diligence Loan
                                                                                                                                                                                                                                                                  provided.REVIEWER -                                                                                                                                                          Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2019 incorrectly                                   Designation is ATR Fail.
                                                                                                                                                                                                                                                                  GENERAL COMMENT                                                                                                                                                              disclosed whether the loan contains a Prepayment Penalty.[B] Federal Compliance -                                      REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                  (2020-12-01): No                                                                                                                                                             TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test:                                         (2021-11-03):Final
                                                                                                                                                                                                                                                                  additional                                                                                                                                                                   TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property                                      Designation defined:
                                                                                                                                                                                                                                                                  documentation was                                                                                                                                                            Costs over Year 1 of 1,358.64 on Final Closing Disclosure provided on 10/XX/2019 not                                   Qualified Mortgage
                                                                                                                                                                                                                                                                  provided.REVIEWER -                                                                                                                                                          accurate.                                                                                                              (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                  GENERAL COMMENT                                                                                                                                                                                                                                                                                     Loan Designation not
                                                                                                                                                                                                                                                                  (2020-12-01): No                                                                                                                                                                                                                                                                                    provided. Due Diligence Loan
                                                                                                                                                                                                                                                                  additional                                                                                                                                                                                                                                                                                          Designation is Safe Harbor
                                                                                                                                                                                                                                                                  documentation was                                                                                                                                                                                                                                                                                   QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                  provided.REVIEWER -                                                                                                                                                                                                                                                                                 (2020-12-01): No additional
                                                                                                                                                                                                                                                                  GENERAL COMMENT                                                                                                                                                                                                                                                                                     documentation was
                                                                                                                                                                                                                                                                  (2020-12-01): No                                                                                                                                                                                                                                                                                    provided.REVIEWER - GENERAL
                                                                                                                                                                                                                                                                  additional                                                                                                                                                                                                                                                                                          COMMENT (2020-12-01): No
                                                                                                                                                                                                                                                                  documentation was                                                                                                                                                                                                                                                                                   additional documentation was
                                                                                                                                                                                                                                                                  provided.REVIEWER -                                                                                                                                                                                                                                                                                 provided.
                                                                                                                                                                                                                                                                  GENERAL COMMENT
                                                                                                                                                                                                                                                                  (2020-12-01): No
                                                                                                                                                                                                                                                                  additional
                                                                                                                                                                                                                                                                  documentation was
                                                                                                                                                                                                                                                                  provided.
326664063 XXX           $X.XX NE    11/XX/2019   10/XX/2019 Primary    Refinance Cash-out -   Safe       C        C        C        C        C        *       *       *        *       *    [C] Credit Calculation / Analysis -      New exception.  Seller       REVIEWER - GENERAL      *         *         *         *         *     [C] Appraisal   The Hybrid  REVIEWER -          C           C           C           C           C      [C] State Compliance - Nebraska Prepayment Penalty: Nebraska Prepayment Penalty:      State Compliance - ECR fees are  REVIEWER - GENERAL COMMENT    *                        *                  *          State - NC
                                                                       Other                  Harbor                                                                                        Guideline Requirement: Representative    provided credit              COMMENT                                                               Data Integrity  Appraisal   GENERAL                                                                    Prepayment penalty may not be reasonable and necessary under the Residential Mortgage not subject to 1026.43(g), per   (2020-12-01): Trailing
                                                                                              QM                                                                                            FICO score discrepancy.: Representative  report.4506-T is in file and (2020-12-01): No                                                      - Hybrid        is an       COMMENT                                                                    Licensing Act.[B] Miscellaneous Compliance - Alternate source used for application    definition of prepayment         Documents already in file for
                                                                                                                                                                                            FICO score of ___ is less than Guideline it is signed and dated.      additional                                                            Appraisal       exterior    (2020-12-01):                                                              date[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:         penalties under 1026.32(b)(6).:  initial review.  Exception
                                                                                                                                                                                            representative FICO score of ___.[C]     Missing year or periods      documentation was                                                     valuation       only.  No   No additional                                                              Creditor did not provide FACTA Credit Score Disclosure.[B] Application / Processing - ECR fees are not subject to      remains.
                                                                                                                                                                                            Income Documentation - Income Docs       requested.                   provided.REVIEWER -                                                   product only    interior    documentation                                                              Missing Document: Missing Lender's Initial 1003[B] Federal Compliance - (Missing      1026.43(g), per definition of
                                                                                                                                                                                            Missing:: -[C] Application / Processing                               GENERAL COMMENT                                                       qualifies as an photos      was provided.                                                              Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. prepayment penalties under
                                                                                                                                                                                            - Missing Document: Fraud Report not                                  (2020-12-01): No                                                      acceptable      provided.                                                                              Worst Case Scenario between Creditor Application Date and Transaction Date used to    1026.32(b)(6).Miscellaneous
                                                                                                                                                                                            provided[C] Application / Processing -                                additional                                                            first (Primary)                                                                                        determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - List of   Compliance - Per deal docs,
                                                                                                                                                                                            Missing Document: Missing Final 1003                                  documentation was                                                     product for                                                                                            Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank     enter date from Occupancy Cert
                                                                                                                                                                                                                                                                  provided.REVIEWER -                                                   second liens if                                                                                        2014): Creditor did not provide List of Homeownership Counseling Organizations to     or Boarding Data Sheet: Per deal
                                                                                                                                                                                                                                                                  GENERAL COMMENT                                                       there is an                                                                                            borrower.[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty:   docs, enter date from Occupancy
                                                                                                                                                                                                                                                                  (2020-12-01):                                                         interior view                                                                                          TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on   Cert or Boarding Data
                                                                                                                                                                                                                                                                  Trailing Documents                                                    to the                                                                                                 11/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.      SheetApplication / Processing -
                                                                                                                                                                                                                                                                  already in file for                                                   property.: -                                                                                                                                                                                 1003 in file is not dated.  Per
                                                                                                                                                                                                                                                                  initial review.                                                                                                                                                                                                                                                    deal docs, mark missing.: 1003
                                                                                                                                                                                                                                                                  Exception remains.                                                                                                                                                                                                                                                 in file is not dated.  Per deal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     docs, mark missing.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance - Entered Early
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Closure Fee per deal docs:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Entered Early Closure Fee per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     deal docs
724675411 XXX           $X.XX GA    10/XX/2019    9/XX/2019 Primary    Refinance Cash-out -   Safe       B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - Alternate source used for application date[B] Federal  *                                *                             *                        *                  *          -
                                                                       Other                  Harbor                                                                                        Policy is missing. No evidence of title                                                                                                     Data Integrity                                                                                         Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                              QM                                                                                            in file.[C] Income Documentation -                                                                                                          - Hybrid                                                                                               provide FACTA Credit Score Disclosure.[B] Application / Processing - Missing
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                    Appraisal                                                                                              Document: Missing Lender's Initial 1003[B] Federal Compliance - QM Employment History
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                      valuation                                                                                              - Current and/or Previous Employment Documentation lacks Date Info: Qualified
                                                                                                                                                                                            Final 1003[B] Insurance Analysis -                                                                                                          product only                                                                                           Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment
                                                                                                                                                                                            Hazard Insurance policy does not list                                                                                                       qualifies as an                                                                                        history for current and/or prior employment.[B] Federal Compliance - QM Employment
                                                                                                                                                                                            "Lender its successors and assigns", per                                                                                                    acceptable                                                                                             History - Current and/or Previous Employment Documentation lacks Date Info: Qualified
                                                                                                                                                                                            guideline requirements.                                                                                                                     first (Primary)                                                                                        Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment
                                                                                                                                                                                                                                                                                                                                        product for                                                                                            history for current and/or prior employment.[B] Federal Compliance - (Missing Data)
                                                                                                                                                                                                                                                                                                                                        second liens if                                                                                        Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                                                                                                                                                                        there is an                                                                                            Worst Case Scenario between Creditor Application Date and Transaction Date used to
                                                                                                                                                                                                                                                                                                                                        interior view                                                                                          determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - List of
                                                                                                                                                                                                                                                                                                                                        to the                                                                                                 Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank
                                                                                                                                                                                                                                                                                                                                        property.: -                                                                                           2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty:
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
160731767 XXX           $X.XX DE    11/XX/2019   10/XX/2019 Primary    Refinance Cash-out -   Safe       B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - Alternate source used for application date[B] State    *                                *                             *                        *                  *          -
                                                                       Home Improvement       Harbor                                                                                        Policy is missing. No evidence of title                                                                                                     Data Integrity                                                                                         Compliance - Delaware Late Charge Percent Testing: Delaware Late Charge: Note late
                                                                                              QM                                                                                            in file.[C] Income Documentation -                                                                                                          - Hybrid                                                                                               charge percent of 8.67122% exceeds the state maximum of 5%.[B] Federal Compliance -
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                    Appraisal                                                                                              FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                      valuation                                                                                              Credit Score Disclosure.[B] Application / Processing - Missing Document: Missing
                                                                                                                                                                                            Final 1003                                                                                                                                  product only                                                                                           Lender's Initial 1003[B] Federal Compliance - QM Employment History - Current and/or
                                                                                                                                                                                                                                                                                                                                        qualifies as an                                                                                        Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank
                                                                                                                                                                                                                                                                                                                                        acceptable                                                                                             2014): Missing Employment Dates to verify two years employment history for current
                                                                                                                                                                                                                                                                                                                                        first (Primary)                                                                                        and/or prior employment.[B] Federal Compliance - (Missing Data) Last Rate Set Date:
                                                                                                                                                                                                                                                                                                                                        product for                                                                                            Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario
                                                                                                                                                                                                                                                                                                                                        second liens if                                                                                        between Creditor Application Date and Transaction Date used to determine rate used
                                                                                                                                                                                                                                                                                                                                        there is an                                                                                            for testing.[B] Federal Compliance - RESPA Disclosure - List of Homeownership
                                                                                                                                                                                                                                                                                                                                        interior view                                                                                          Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                                                                                                                                                                                                                                                                                                        to the                                                                                                 did not provide List of Homeownership Counseling Organizations to borrower.[B]
                                                                                                                                                                                                                                                                                                                                        property.: -                                                                                           Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 11/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Costs over Year 1 of 7,642.68 on Final Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2019 not accurate.[B] Federal Compliance - TRID Initial Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided to Borrower(s) at least three (3) business days prior to closing.
861688253 XXX           $X.XX MN    10/XX/2019    9/XX/2019 Primary    Refinance Cash-out -   Safe       C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         *                                REVIEWER - GENERAL COMMENT    *                        *                  *          TILA ATR/QM
                                                                       Other                  Harbor                                                                                        Policy is missing. No evidence of title                                                                                                     Data Integrity                                                                                         Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible                                    (2020-11-03): Exception
                                                                                              QM                                                                                            in file.[C] Income Documentation -                                                                                                          - Hybrid                                                                                               prepayment penalty.[C] Federal Compliance - Unknown Loan Designation Test: Ability to                                  Detail Updated from: Ability
                                                                                                                                                                                            Income Docs Missing:: -[C] Income                                                                                                           Appraisal                                                                                              Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not                                          to Repay / Qualified Mortgage
                                                                                                                                                                                            Documentation - Income Docs Missing::                                                                                                       valuation                                                                                              provided. Due Diligence Loan Designation is Safe Harbor QM.[B] Federal Compliance -                                    (Dodd-Frank 2014): Originator
                                                                                                                                                                                            -[C] Application / Processing - Missing                                                                                                     product only                                                                                           FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA                                        Loan Designation not
                                                                                                                                                                                            Document: Fraud Report not provided[C]                                                                                                      qualifies as an                                                                                        Credit Score Disclosure.[B] State Compliance - Minnesota Residential Mortgage                                          provided. Due Diligence Loan
                                                                                                                                                                                            Application / Processing - Missing                                                                                                          acceptable                                                                                             Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota                                       Designation is Safe Harbor
                                                                                                                                                                                            Document: Missing Final 1003[B]                                                                                                             first (Primary)                                                                                        Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to                                       QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            Insurance Analysis - Hazard Insurance                                                                                                       product for                                                                                            repay not verified with reliable documentation.[B] State Compliance - Minnesota                                        (2021-04-27): Exception
                                                                                                                                                                                            policy does not list "Lender its                                                                                                            second liens if                                                                                        Prepayment Penalty: Minnesota Residential Mortgage Originator and Servicer Licensing                                   Detail Updated from: Ability
                                                                                                                                                                                            successors and assigns", per guideline                                                                                                      there is an                                                                                            Act: Mortgage loan with an APR exceeding established rate thresholds contains an                                       to Repay / Qualified Mortgage
                                                                                                                                                                                            requirements.[B] Closing / Title -                                                                                                          interior view                                                                                          impermissible prepayment penalty.[B] Application / Processing - Missing Document:                                      (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Security Instrument is not on a                                                                                                             to the                                                                                                 Missing Lender's Initial 1003[B] Federal Compliance - (Missing Data) Last Rate Set                                     Loan Designation not
                                                                                                                                                                                            FNMA/FHLMC form and does not contain the                                                                                                    property.: -                                                                                           Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case                                          provided. Due Diligence Loan
                                                                                                                                                                                            following clauses:                                                                                                                                                                                                                                 Scenario between Creditor Application Date and Transaction Date used to determine                                      Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               rate used for testing.[B] Federal Compliance - RESPA Disclosure - List of                                              REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                               Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank                                      (2021-11-03):Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               2014): Creditor did not provide List of Homeownership Counseling Organizations to                                      Designation defined:
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty:                                    Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on                                    (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                               10/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.[B]                                    Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 -                                       provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of                                      Designation is Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Estimated Property Costs over Year 1 of 2,725.80 on Final Closing Disclosure provided                                  QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                               on 10/XX/2019 not accurate.
366785154 XXX           $X.XX FL    11/XX/2019   10/XX/2019 Primary    Refinance Cash-out -   Non QM     B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - Alternate source used for application date[B] Federal  Federal Compliance - Non-QM:     *                             *                        Borrower has been  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                     Data Integrity                                                                                         Compliance - Check Restated Loan Designation Match - General Ability to Repay:        Non-QM                                                                                  employed in the
                                                                                                                                                                                            in file.[C] Income Documentation -                                                                                                          - Hybrid                                                                                               Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not                                                                                             same industry for
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                    Appraisal                                                                                              match.  However, the updated Loan Designation of Non QM matches the Due Diligence                                                                                             more than 5
                                                                                                                                                                                            Processing - Missing Document: Fraud                                                                                                        valuation                                                                                              Loan Designation of Non QM.[B] Federal Compliance - FACTA Disclosure Missing: FACTA                                                                                           years.Borrower has
                                                                                                                                                                                            Report not provided[C] Application /                                                                                                        product only                                                                                           Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]                                                                                                   owned the subject
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                      qualifies as an                                                                                        Application / Processing - Missing Document: Missing Lender's Initial 1003[B] Federal                                                                                         property for at
                                                                                                                                                                                            Final 1003[B] Insurance Analysis -                                                                                                          acceptable                                                                                             Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate                                                                                           least 5
                                                                                                                                                                                            Hazard Insurance policy does not list                                                                                                       first (Primary)                                                                                        Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                                                                            years.Borrower has
                                                                                                                                                                                            "Lender its successors and assigns", per                                                                                                    product for                                                                                            Transaction Date used to determine rate used for testing.[B] Federal Compliance -                                                                                             worked in the same
                                                                                                                                                                                            guideline requirements.                                                                                                                     second liens if                                                                                        RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA                                                                                              position for more
                                                                                                                                                                                                                                                                                                                                        there is an                                                                                            Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership                                                                                             than 3 years.The
                                                                                                                                                                                                                                                                                                                                        interior view                                                                                          Counseling Organizations to borrower.[B] Federal Compliance - TRID Final Closing                                                                                              Loan to Value
                                                                                                                                                                                                                                                                                                                                        to the                                                                                                 Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final                                                                                           (LTV) on the loan
                                                                                                                                                                                                                                                                                                                                        property.: -                                                                                           Closing Disclosure provided on 11/XX/2019 incorrectly disclosed whether the loan                                                                                              is less than the
                                                                                                                                                                                                                                                                                                                                                                                                                                               contains a Prepayment Penalty.[B] Federal Compliance - TRID Final Closing Disclosure                                                                                          guideline maximum
                                                                                                                                                                                                                                                                                                                                                                                                                                               Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure -                                                                                           by at least
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Disclosures: Final Closing Disclosure provided on 11/XX/2019 disclosed the                                                                                               10%.The
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Escrow Payment that does not match the escrow payment disclosed on page 2.                                                                                            representative
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             FICO score exceeds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the guideline
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             minimum by at
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             least 40 points.
344164142 XXX           $X.XX MO     9/XX/2019    7/XX/2019 Primary    Refinance Cash-out -   Safe       B        B        B        B        B        *       *       *        *       *    [D] Appraisal Documentation - Missing    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Other                  Harbor                                                                                        Document: Appraisal not provided[D]                                                                                                                                                                                                                did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - (Missing Data)
                                                                                              QM                                                                                            Application / Processing - Missing                                                                                                                                                                                                                 Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                                                                                                                                                            Document: Note - Senior Lien not                                                                                                                                                                                                                   Worst Case Scenario between Creditor Application Date and Transaction Date used to
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - List of
                                                                                                                                                                                            FEMA Disaster Issue: Property is located                                                                                                                                                                                                           Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank
                                                                                                                                                                                            in a FEMA Disaster area and has not been                                                                                                                                                                                                           2014): Creditor did not provide List of Homeownership Counseling Organizations to
                                                                                                                                                                                            inspected.[C] Title / Lien Defect -                                                                                                                                                                                                                borrower.[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty:
                                                                                                                                                                                            Final Title Policy is missing. No                                                                                                                                                                                                                  TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on
                                                                                                                                                                                            evidence of title in file.[C] Income                                                                                                                                                                                                               09/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
                                                                                                                                                                                            Documentation - Income Docs Missing::
                                                                                                                                                                                            -[C] Application / Processing - Missing
                                                                                                                                                                                            Document: Fraud Report not provided[C]
                                                                                                                                                                                            Application / Processing - Missing
                                                                                                                                                                                            Document: Missing Final 1003[B]
                                                                                                                                                                                            Insurance Analysis - Hazard Insurance
                                                                                                                                                                                            policy does not list "Lender its
                                                                                                                                                                                            successors and assigns", per guideline
                                                                                                                                                                                            requirements.
535992215 XXX           $X.XX WA     3/XX/2020    2/XX/2020 Primary    Refinance Cash-out -   Higher     C        C        C        C        C        *       *       *        *       *    [D] Application / Processing - Missing   *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         *                                REVIEWER - GENERAL COMMENT    *                        *                  *          State - NC
                                                                       Debt Consolidation     Priced                                                                                        Document: Note - Senior Lien not                                                                                                            Data Integrity                                                                                         Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible                                    (2020-11-03): Exception
                                                                                              QM                                                                                            provided[C] Title / Lien Defect - Final                                                                                                     - Hybrid                                                                                               prepayment penalty.[C] Federal Compliance - Unknown Loan Designation Test: Ability to                                  Detail Updated from: Ability
                                                                                                                                                                                            Title Policy is missing. No evidence of                                                                                                     Appraisal                                                                                              Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not                                          to Repay / Qualified Mortgage
                                                                                                                                                                                            title in file.[C] Application /                                                                                                             valuation                                                                                              provided. Due Diligence Loan Designation is Higher Priced QM.[C] State Compliance -                                    (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Processing - Missing Document: Fraud                                                                                                        product only                                                                                           Washington Prepayment Penalty Junior Lien: Washington Prepayment Penalty: A                                            Loan Designation not
                                                                                                                                                                                            Report not provided[C] Application /                                                                                                        qualifies as an                                                                                        prepayment penalty is not permissible on a subordinate lien loan under the Consumer                                    provided. Due Diligence Loan
                                                                                                                                                                                            Processing - Missing Document: Tax                                                                                                          acceptable                                                                                             Loan Act.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                     Designation is Higher Priced
                                                                                                                                                                                            Certificate not provided[B] General                                                                                                         first (Primary)                                                                                        Creditor did not provide FACTA Credit Score Disclosure.[B] Federal Compliance -                                        QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            Appraisal Requirements - Valuation                                                                                                          product for                                                                                            (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not                                   (2021-04-27): Exception
                                                                                                                                                                                            Error: Neighborhood/project name not                                                                                                        second liens if                                                                                        provided.  Worst Case Scenario between Creditor Application Date and Transaction Date                                  Detail Updated from: Ability
                                                                                                                                                                                            provided.: -                                                                                                                                there is an                                                                                            used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -                                    to Repay / Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                        interior view                                                                                          List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule                                          (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                        to the                                                                                                 (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling                                           Loan Designation not
                                                                                                                                                                                                                                                                                                                                        property.: -                                                                                           Organizations to borrower.[B] Federal Compliance - TRID Final Closing Disclosure                                       provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing                                       Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure provided on 03/XX/2020 incorrectly disclosed whether the loan contains a                                    REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty.[B] Federal Compliance - TRID Final Closing Disclosure Total                                        (2021-11-03):Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan                                     Designation defined:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosures: Amount of Estimated Property Costs over Year 1 of 5,776.68 on Final                                       Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Closing Disclosure provided on 03/XX/2020 not accurate.[B] Federal Compliance - TRID                                   (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent                                      Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Tolerance exceeded for Lender Credits. Final Lender Credit of $-387.00  is less than                                   provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               amount of binding Lender Credit previously disclosed in the amount of $-388.00.                                        Designation is Higher Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      QM.
791822112 XXX           $X.XX KY    12/XX/2019   10/XX/2019 Primary    Refinance Cash-out -   Safe       C        C        C        B        B        *       *       *        *       *    [D] Application / Processing - Missing   *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           B           B      [C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified  *                                REVIEWER - GENERAL COMMENT    *                        *                  *          TILA ATR/QM
                                                                       Other                  Harbor                                                                                        Document: Note - Senior Lien not                                                                                                            Data Integrity                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence                                    (2020-11-03): Exception
                                                                                              QM                                                                                            provided[C] Title / Lien Defect - Final                                                                                                     - Hybrid                                                                                               Loan Designation is Safe Harbor QM.[B] Miscellaneous Compliance - Alternate source                                     Detail Updated from: Ability
                                                                                                                                                                                            Title Policy is missing. No evidence of                                                                                                     Appraisal                                                                                              used for application date[B] Federal Compliance - FACTA Disclosure Missing: FACTA                                      to Repay / Qualified Mortgage
                                                                                                                                                                                            title in file.[C] Income Documentation -                                                                                                    valuation                                                                                              Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]                                            (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                    product only                                                                                           Application / Processing - Missing Document: Missing Lender's Initial 1003[B] Federal                                  Loan Designation not
                                                                                                                                                                                            Processing - Missing Document: Fraud                                                                                                        qualifies as an                                                                                        Compliance - QM Employment History - Current Employment Documentation lacks Date                                       provided. Due Diligence Loan
                                                                                                                                                                                            Report not provided[C] Application /                                                                                                        acceptable                                                                                             Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two                                     Designation is Safe Harbor
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                      first (Primary)                                                                                        years current employment.[B] Federal Compliance - (Missing Data) Last Rate Set Date:                                   QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            Final 1003[B] Insurance Analysis -                                                                                                          product for                                                                                            Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario                                       (2021-04-28): Exception
                                                                                                                                                                                            Hazard Insurance policy does not list                                                                                                       second liens if                                                                                        between Creditor Application Date and Transaction Date used to determine rate used                                     Detail Updated from: Ability
                                                                                                                                                                                            "Lender its successors and assigns", per                                                                                                    there is an                                                                                            for testing.[B] Federal Compliance - (Missing Data) Missing Information to Determine                                   to Repay / Qualified Mortgage
                                                                                                                                                                                            guideline requirements.[B] Closing /                                                                                                        interior view                                                                                          Origination Channel: Unable to determine the origination channel based on the loan                                     (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Title - Security Instrument is not on a                                                                                                     to the                                                                                                 documents provided for review. The compliance review was performed with using the                                      Loan Designation not
                                                                                                                                                                                            FNMA/FHLMC form and does not contain the                                                                                                    property.: -                                                                                           equivalent evaluation that would be considered for an Origination Channel of Retail.                                   provided. Due Diligence Loan
                                                                                                                                                                                            following clauses:[B] General Appraisal                                                                                                                                                                                                                                                                                                                                   Designation is ATR Fail.
                                                                                                                                                                                            Requirements - Valuation Error:                                                                                                                                                                                                                                                                                                                                           REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            Neighborhood/project name not provided.:                                                                                                                                                                                                                                                                                                                                  (2021-11-03):Final
                                                                                                                                                                                            -                                                                                                                                                                                                                                                                                                                                                                         Designation defined:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Designation is Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      QM.
582263150 XXX           $X.XX CO    11/XX/2019   10/XX/2019 Primary    Refinance Cash-out -   Safe       C        C        C        C        C        *       *       *        *       *    [C] Miscellaneous - Credit Exception:[C] *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         *                                REVIEWER - GENERAL COMMENT    *                        *                  *          TILA ATR/QM
                                                                       Other                  Harbor                                                                                        Miscellaneous - Credit Exception:[C]                                                                                                        Data Integrity                                                                                         Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible                                    (2020-11-03): Exception
                                                                                              QM                                                                                            Miscellaneous - Credit Exception:[C]                                                                                                        - Hybrid                                                                                               prepayment penalty.[C] Federal Compliance - Unknown Loan Designation Test: Ability to                                  Detail Updated from: Ability
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy                                                                                                    Appraisal                                                                                              Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not                                          to Repay / Qualified Mortgage
                                                                                                                                                                                            is missing. No evidence of title in                                                                                                         valuation                                                                                              provided. Due Diligence Loan Designation is Safe Harbor QM.[B] Federal Compliance -                                    (Dodd-Frank 2014): Originator
                                                                                                                                                                                            file.[C] Application / Processing -                                                                                                         product only                                                                                           FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA                                        Loan Designation not
                                                                                                                                                                                            Missing Document: Fraud Report not                                                                                                          qualifies as an                                                                                        Credit Score Disclosure.[B] Application / Processing - Missing Document: Missing                                       provided. Due Diligence Loan
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                      acceptable                                                                                             Lender's Initial 1003[B] Federal Compliance - QM Employment History - Current                                          Designation is Safe Harbor
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                        first (Primary)                                                                                        Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014):                                        QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                        product for                                                                                            Missing Employment Dates to verify two years current employment.[B] Federal                                            (2021-04-27): Exception
                                                                                                                                                                                                                                                                                                                                        second liens if                                                                                        Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate                                    Detail Updated from: Ability
                                                                                                                                                                                                                                                                                                                                        there is an                                                                                            Lock Date not provided.  Worst Case Scenario between Creditor Application Date and                                     to Repay / Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                        interior view                                                                                          Transaction Date used to determine rate used for testing.[B] Federal Compliance -                                      (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                        to the                                                                                                 RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA                                       Loan Designation not
                                                                                                                                                                                                                                                                                                                                        property.: -[C]                                                                                        Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership                                      provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                        Value                                                                                                  Counseling Organizations to borrower.[B] Federal Compliance - TRID Final Closing                                       Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                        Discrepancy -                                                                                          Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final                                    REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                        Loan is missing                                                                                        Closing Disclosure provided on 11/XX/2019 incorrectly disclosed whether the loan                                       (2021-11-03):Final
                                                                                                                                                                                                                                                                                                                                        secondary                                                                                              contains a Prepayment Penalty.                                                                                         Designation defined:
                                                                                                                                                                                                                                                                                                                                        valuation                                                                                                                                                                                                                     Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                        product                                                                                                                                                                                                                       (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                        required for                                                                                                                                                                                                                  Loan Designation not
                                                                                                                                                                                                                                                                                                                                        securitization.                                                                                                                                                                                                               provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Designation is Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      QM.
879648658 XXX           $X.XX TN    11/XX/2019   10/XX/2019 Primary    Refinance Cash-out -   Higher     B        B        B        B        B        *       *       *        *       *    [C] Miscellaneous - Credit Exception:[C] *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - Alternate source used for application date[B] Federal  *                                *                             *                        *                  *          -
                                                                       Home Improvement       Priced                                                                                        Application / Processing - FEMA Disaster                                                                                                    Data Integrity                                                                                         Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not
                                                                                              QM                                                                                            Issue: The most recent valuation                                                                                                            - Hybrid                                                                                               provide FACTA Credit Score Disclosure.[B] Application / Processing - Missing
                                                                                                                                                                                            inspection is dated prior to the most                                                                                                       Appraisal                                                                                              Document: Missing Lender's Initial 1003[B] Federal Compliance - (Missing Data) Last
                                                                                                                                                                                            recent FEMA disaster.[C] Title / Lien                                                                                                       valuation                                                                                              Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst
                                                                                                                                                                                            Defect - Final Title Policy is missing.                                                                                                     product only                                                                                           Case Scenario between Creditor Application Date and Transaction Date used to
                                                                                                                                                                                            No evidence of title in file.[C]                                                                                                            qualifies as an                                                                                        determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - List of
                                                                                                                                                                                            Application / Processing - Missing                                                                                                          acceptable                                                                                             Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank
                                                                                                                                                                                            Document: Approval not provided[C]                                                                                                          first (Primary)                                                                                        2014): Creditor did not provide List of Homeownership Counseling Organizations to
                                                                                                                                                                                            Application / Processing - Missing                                                                                                          product for                                                                                            borrower.[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty:
                                                                                                                                                                                            Document: Missing Final 1003[C] General                                                                                                     second liens if                                                                                        TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on
                                                                                                                                                                                            Appraisal Requirements - Valuation                                                                                                          there is an                                                                                            11/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
                                                                                                                                                                                            Error: Comparable(s) photos are missing                                                                                                     interior view
                                                                                                                                                                                            or not legible.: -                                                                                                                          to the
                                                                                                                                                                                                                                                                                                                                        property.: -
748045699 XXX           $X.XX KS    11/XX/2019   10/XX/2019 Primary    Refinance Cash-out -   Higher     C        C        C        C        C        *       *       *        *       *    [C] Income Documentation - Income Docs   Per lender guidelines,       REVIEWER - GENERAL      *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - Kansas Prepayment Penalty: Kansas Prepayment Penalty:  Loan    State Compliance - Per addendum  REVIEWER - GENERAL COMMENT    *                        *                  *          State - NC
                                                                       Other                  Priced                                                                                        Missing:: -[C] Application / Processing  4506-t is required for all   COMMENT                                                                                                                                                                      contains an impermissible prepayment penalty of greater than 6 months.[B]             to Note, if loan is paid in full (2020-12-02): No additional
                                                                                              QM                                                                                            - Missing Document: Fraud Report not     borrowers from whom income   (2020-12-02): No                                                                                                                                                             Miscellaneous Compliance - Alternate source used for application date[B] Federal      within first 36 months of term,  documentation was
                                                                                                                                                                                            provided[C] Application / Processing -   is being used, however forms additional                                                                                                                                                                   Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not        borrower will be required to pay provided.REVIEWER - GENERAL
                                                                                                                                                                                            Missing Document: Missing Final 1003     in file do not contain the   documentation was                                                                                                                                                            provide FACTA Credit Score Disclosure.[B] Application / Processing - Missing          a $500 reimbursement fee, which  COMMENT (2020-12-02): No
                                                                                                                                                                                                                                     years borrower authorized    provided.REVIEWER -                                                                                                                                                          Document: Missing Lender's Initial 1003[B] Federal Compliance - QM Employment History does not meet Kansas requirement additional documentation was
                                                                                                                                                                                                                                     lender to obtain, therefore  GENERAL COMMENT                                                                                                                                                              - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank    of penalty only allowed within   provided.REVIEWER - GENERAL
                                                                                                                                                                                                                                     considered as missing.       (2020-12-02): No                                                                                                                                                             2014): Missing Employment Dates to verify two years current employment.[B] Federal    the first six months of term.    COMMENT (2020-12-02): No
                                                                                                                                                                                                                                     Additionally, file does not  additional                                                                                                                                                                   Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations        ECR fees are not subject to      additional documentation was
                                                                                                                                                                                                                                     contain an acceptable        documentation was                                                                                                                                                            Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of    1026.43(g), per definition of    provided.REVIEWER - GENERAL
                                                                                                                                                                                                                                     Verification of Employment   provided.REVIEWER -                                                                                                                                                          Homeownership Counseling Organizations to borrower.[B] Federal Compliance - TRID      prepayment penalties under       COMMENT (2020-12-02): No
                                                                                                                                                                                                                                     within 10 days of closing.   GENERAL COMMENT                                                                                                                                                              Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan  1026.32(b)(6).: Per addendum to  additional documentation was
                                                                                                                                                                                                                                                                  (2020-12-02): No                                                                                                                                                             Terms: Final Closing Disclosure provided on 11/XX/2019 incorrectly disclosed whether  Note, if loan is paid in full    provided.
                                                                                                                                                                                                                                                                  additional                                                                                                                                                                   the loan contains a Prepayment Penalty.                                               within first 36 months of term,
                                                                                                                                                                                                                                                                  documentation was                                                                                                                                                                                                                                                  borrower will be required to pay
                                                                                                                                                                                                                                                                  provided.                                                                                                                                                                                                                                                          a $500 reimbursement fee, which
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     does not meet Kansas requirement
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of penalty only allowed within
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the first six months of term.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     ECR fees are not subject to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     1026.43(g), per definition of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment penalties under
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     1026.32(b)(6).Miscellaneous
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance - Used Boarding Data
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     and Occupancy certificate to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     determine application date: Used
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Boarding Data and Occupancy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     certificate to determine
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     application dateFederal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance - File does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contain an acceptable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Verification of Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     within 10 days of closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     confirming full two year history
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     has been met.: File does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     contain an acceptable
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Verification of Employment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     within 10 days of closing
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     confirming full two year history
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     has been met.Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     - Per addendum to Note, if loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     is paid in full within first 36
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     months of term, borrower will be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     required to pay a $500
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     reimbursement fee, however CDs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in file indicate no Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Penalty feature is present.: Per
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     addendum to Note, if loan is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     paid in full within first 36
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     months of term, borrower will be
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     required to pay a $500
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     reimbursement fee, however CDs
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in file indicate no Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Penalty feature is present.
220013795 XXX           $X.XX FL    11/XX/2019    9/XX/2019 Primary    Refinance Cash-out -   Non QM     B        B        B        B        B        *       *       *        *       *    [D] Application / Processing - Missing   *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - Alternate source used for application date[B] Federal  Federal Compliance - Non-QM      *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Note - Senior Lien not                                                                                                            Data Integrity                                                                                         Compliance - Check Restated Loan Designation Match - General Ability to Repay:        Loan: Non-QM Loan
                                                                                                                                                                                            provided[C] Title / Lien Defect - Final                                                                                                     - Hybrid                                                                                               Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not
                                                                                                                                                                                            Title Policy is missing. No evidence of                                                                                                     Appraisal                                                                                              match.  However, the updated Loan Designation of Non QM matches the Due Diligence
                                                                                                                                                                                            title in file.[C] Income Documentation -                                                                                                    valuation                                                                                              Loan Designation of Non QM.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                    product only                                                                                           Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                      qualifies as an                                                                                        Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan:
                                                                                                                                                                                            Final 1003[B] Insurance Analysis -                                                                                                          acceptable                                                                                             APR on subject loan of 6.85000% or Final Disclosure APR of 6.85000% is in excess of
                                                                                                                                                                                            Hazard Insurance policy does not list                                                                                                       first (Primary)                                                                                        allowable threshold of APOR 3.09% + 3.5%, or 6.59000%.  Non-Compliant Higher Priced
                                                                                                                                                                                            "Lender its successors and assigns", per                                                                                                    product for                                                                                            Mortgage Loan.[B] Application / Processing - Missing Document: Missing Lender's
                                                                                                                                                                                            guideline requirements.                                                                                                                     second liens if                                                                                        Initial 1003[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date
                                                                                                                                                                                                                                                                                                                                        there is an                                                                                            Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                                                                                                                                                                                                                                                                                                        interior view                                                                                          Creditor Application Date and Transaction Date used to determine rate used for
                                                                                                                                                                                                                                                                                                                                        to the                                                                                                 testing.[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                        property.: -                                                                                           Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide List of Homeownership Counseling Organizations to borrower.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.[B] Federal Compliance - (Fed HPML Provision) Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.[B] Federal Compliance - TRID
                                                                                                                                                                                                                                                                                                                                                                                                                                               Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                               Amount of $181.50 exceeds tolerance of $165.00.  Insufficient or no cure was provided to the borrower.
280665799 XXX           $X.XX NE    10/XX/2019    8/XX/2019 Primary    Refinance Cash-out -   Non QM     B        B        B        B        B        *       *       *        *       *    [D] Application / Processing - Missing   A copy of the 1st lien Note  *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Check Restated Loan Designation Match - General Ability to   Federal Compliance - Non-QM      *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Document: Note - Senior Lien not         was missing from loan                                                                                                                                                                                     Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did  Loan: Non-QM LoanFederal
                                                                                                                                                                                            provided[C] Title / Lien Defect - Final  file.The file was missing a                                                                                                                                                                               not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Compliance - The file was
                                                                                                                                                                                            Title Policy is missing. No evidence of  copy of the final title                                                                                                                                                                                   Loan Designation of Non QM.[B] Federal Compliance - FACTA Disclosure Missing: FACTA   missing a copy of the FACTA
                                                                                                                                                                                            title in file.[C] Application /          policy.Document not provided                                                                                                                                                                              Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B] Federal   Credit Score Disclosure for all
                                                                                                                                                                                            Processing - Missing Document: Missing   as part of loan file.                                                                                                                                                                                     Compliance - Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan:    borrowers provided within 3 days
                                                                                                                                                                                            Final 1003                                                                                                                                                                                                                                         APR on subject loan of 6.98990% or Final Disclosure APR of 6.99000% is in excess of   of originator application date.:
                                                                                                                                                                                                                                                                                                                                                                                                                                               allowable threshold of APOR 3.09% + 3.5%, or 6.59000%.  Non-Compliant Higher Priced   The file was missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Mortgage Loan.[B] Application / Processing - Missing Document: Missing Lender's       the FACTA Credit Score
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial 1003[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date     Disclosure for all borrowers
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between        provided within 3 days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor Application Date and Transaction Date used to determine rate used for        originator application
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling  date.Application / Processing -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not      Document not provided as part of
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide List of Homeownership Counseling Organizations to borrower.[B] Federal        loan file.: Document not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable  provided as part of loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               to conclusively determine date of consummation. Note date used as transaction date    file.Federal Compliance - Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               for purposes of determining compliance with rescission timing requirements[B] Federal set date not applicable to this
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal    transaction.: Rate set date not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.[B] Federal Compliance applicable to this
                                                                                                                                                                                                                                                                                                                                                                                                                                               - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not       transaction.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained The file was missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                               by physical visit to property.[B] Federal Compliance - TRID Initial Closing           the Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing           disclosure or proof of the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure not provided to Borrower(s) at least three (3) business days prior to      borrower's receipt within 3 days
                                                                                                                                                                                                                                                                                                                                                                                                                                               closing.                                                                              of originator application date.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     The file was missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disclosure or proof of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower's receipt within 3 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of originator application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     date.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Evidence of earlier borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     receipt was not found in file.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Evidence of earlier borrower
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     receipt was not found in file.
896738917 XXX           $X.XX NY    12/XX/2019   11/XX/2019 Primary    Refinance Cash-out -   Safe       C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    The file was missing a copy  REVIEWER - GENERAL      *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         Federal Compliance -             REVIEWER - GENERAL COMMENT    *                        *                  *          State - NC
                                                                       Other                  Harbor                                                                                        Policy is missing. No evidence of title  of the final title           COMMENT                                                               Data Integrity                                                                                         Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible   Verification of Loan Designation (2020-11-03): Exception
                                                                                              QM                                                                                            in file.[C] Income Documentation -       policy.Missing request       (2020-12-09): Not                                                     - Hybrid                                                                                               prepayment penalty.[C] State Compliance - New York Prepayment Penalty Junior Lien:    was not provided.: Verification  Detail Updated from: Ability
                                                                                                                                                                                            Income Docs Missing:: -[C] Application / dates.The loan file did not  provided with                                                         Appraisal                                                                                              New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate of Loan Designation was not      to Repay / Qualified Mortgage
                                                                                                                                                                                            Processing - Missing Document: Fraud     include a 1003.Missing       trailing documents,                                                   valuation                                                                                              lien loan.[C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay /  provided.Miscellaneous           (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Report not provided[C] Application /     mortgage statement for first unable to clear                                                       product only                                                                                           Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due   Compliance - The loan file did   Loan Designation not
                                                                                                                                                                                            Processing - Missing Document: Missing   lien to verify CLTV.Missing  exception.                                                            qualifies as an                                                                                        Diligence Loan Designation is Safe Harbor QM.[B] Miscellaneous Compliance - Alternate not include a 1003.: The loan    provided. Due Diligence Loan
                                                                                                                                                                                            Final 1003[C] Application / Processing - current balance of first                                                                           acceptable                                                                                             source used for application date[B] Federal Compliance - FACTA Disclosure Missing:    file did not include a           Designation is Safe Harbor
                                                                                                                                                                                            Missing Document: Mortgage Statement(s)  lien                                                                                               first (Primary)                                                                                        FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]     1003.Federal Compliance - The    QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            not provided[C] Document Error - Missing                                                                                                    product for                                                                                            Application / Processing - Missing Document: Missing Lender's Initial 1003[B] State   file was missing a copy of the   (2021-04-27): Exception
                                                                                                                                                                                            Documentation: Complete non-subject                                                                                                         second liens if                                                                                        Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late    FACTA Credit Score Disclosure    Detail Updated from: Ability
                                                                                                                                                                                            financing information was not found in                                                                                                      there is an                                                                                            charge percent of 5.00000% exceeds the state maximum of 2%.[B] Federal Compliance -   for all borrowers provided       to Repay / Qualified Mortgage
                                                                                                                                                                                            file.: -                                                                                                                                    interior view                                                                                          (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not  within 3 days of originator      (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                        to the                                                                                                 provided.  Worst Case Scenario between Creditor Application Date and Transaction Date application date.: The file was  Loan Designation not
                                                                                                                                                                                                                                                                                                                                        property.: -                                                                                           used to determine rate used for testing.[B] Federal Compliance - RESPA Disclosure -   missing a copy of the FACTA      provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule         Credit Score Disclosure for all  Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling          borrowers provided within 3 days REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                               Organizations to borrower.[B] Federal Compliance - TRID Final Closing Disclosure      of originator application        (2021-11-03):Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing      date.Application / Processing -  Designation defined:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure provided on 12/XX/2019 incorrectly disclosed whether the loan contains a   The loan file did not include a  Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty.                                                                   1003.: The loan file did not     (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     include a 1003.State Compliance  Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     - Total fees financed by lender  provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     exceed permitted threshold.      Designation is Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Late charge exceeds max of 2% of QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     amount past due and/or grace
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     period of 15 days.: Total fees
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     financed by lender exceed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     permitted threshold.  Late
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     charge exceeds max of 2% of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     amount past due and/or grace
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     period of 15 days.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance - Rate lock
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disclosure not provided.: Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     lock disclosure not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     provided.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     The file was missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disclosure or proof of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower's receipt within 3 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of originator application date.:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     The file was missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disclosure or proof of the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower's receipt within 3 days
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of originator application
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     date.Federal Compliance - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     12/XX/2019 incorrectly disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     whether the loan contains a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Prepayment Penalty.: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Closing Disclosure provided on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     12/XX/2019 incorrectly disclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     whether the loan contains a
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Prepayment Penalty.
294322633 XXX           $X.XX ID    11/XX/2019   10/XX/2019 Primary    Refinance Cash-out -   Higher     C        C        C        C        C        *       *       *        *       *    [D] Application / Processing - Missing   *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         *                                REVIEWER - GENERAL COMMENT    *                        *                  *          State - NC
                                                                       Other                  Priced                                                                                        Document: Note - Senior Lien not                                                                                                            Data Integrity                                                                                         Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible                                    (2020-11-03): Exception
                                                                                              QM                                                                                            provided[C] Title / Lien Defect - Final                                                                                                     - Hybrid                                                                                               prepayment penalty.[C] State Compliance - Idaho Prepayment Penalty Second Lien Test:                                   Detail Updated from: Ability
                                                                                                                                                                                            Title Policy is missing. No evidence of                                                                                                     Appraisal                                                                                              Idaho Prepayment Penalty: Loan contains prepayment penalty which was not disclosed                                     to Repay / Qualified Mortgage
                                                                                                                                                                                            title in file.[C] Income Documentation -                                                                                                    valuation                                                                                              separately in writing to borrower.[C] Federal Compliance - Unknown Loan Designation                                    (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                    product only                                                                                           Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan                                         Loan Designation not
                                                                                                                                                                                            Processing - Missing Document: Fraud                                                                                                        qualifies as an                                                                                        Designation not provided. Due Diligence Loan Designation is Higher Priced QM.[B]                                       provided. Due Diligence Loan
                                                                                                                                                                                            Report not provided[C] Application /                                                                                                        acceptable                                                                                             Miscellaneous Compliance - Alternate source used for application date[B] Federal                                       Designation is Higher Priced
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                      first (Primary)                                                                                        Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not                                         QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            Final 1003                                                                                                                                  product for                                                                                            provide FACTA Credit Score Disclosure.[B] Application / Processing - Missing                                           (2021-04-27): Exception
                                                                                                                                                                                                                                                                                                                                        second liens if                                                                                        Document: Missing Lender's Initial 1003[B] Federal Compliance - (Missing Data) Last                                    Detail Updated from: Ability
                                                                                                                                                                                                                                                                                                                                        there is an                                                                                            Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst                                      to Repay / Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                        interior view                                                                                          Case Scenario between Creditor Application Date and Transaction Date used to                                           (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                        to the                                                                                                 determine rate used for testing.[B] Federal Compliance - RESPA Disclosure - List of                                    Loan Designation not
                                                                                                                                                                                                                                                                                                                                        property.: -                                                                                           Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank                                      provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               2014): Creditor did not provide List of Homeownership Counseling Organizations to                                      Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower.[B] Federal Compliance - TRID Final Closing Disclosure Prepayment Penalty:                                    REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on                                    (2021-11-03):Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.[B]                                    Designation defined:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 -                                       Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of                                      (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                               Estimated Property Costs over Year 1 of 3,370.80 on Final Closing Disclosure provided                                  Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                                               on 11/XX/2019 not accurate.                                                                                            provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Designation is Higher Priced
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      QM.
568620535 XXX           $X.XX KS     4/XX/2020    3/XX/2020 Primary    Refinance Cash-out -   Higher     C        C        C        C        C        *       *       *        *       *    [D] Application / Processing - Missing   The years/dates requested    REVIEWER - GENERAL      *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           C           C      [C] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay         Federal Compliance - Originator  REVIEWER - GENERAL COMMENT    *                        *                  *          State - NC
                                                                       Debt Consolidation     Priced                                                                                        Document: Note - Senior Lien not         were not completed.          COMMENT                                                               Data Integrity                                                                                         (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of Non QM does  (2021-04-23): Exception
                                                                                              QM                                                                                            provided[C] Title / Lien Defect - Final                               (2020-12-09): Not                                                     - Hybrid                                                                                               Loan Designation of Higher Priced QM.[C] State Compliance - Kansas Prepayment         not match Due Diligence Loan     Detail Updated from: Ability
                                                                                                                                                                                            Title Policy is missing. No evidence of                               provided with                                                         Appraisal                                                                                              Penalty: Kansas Prepayment Penalty:  Loan contains an impermissible prepayment        Designation: Originator Loan     to Repay (Dodd-Frank 2014):
                                                                                                                                                                                            title in file.[C] Income Documentation -                              trailing documents,                                                   valuation                                                                                              penalty of greater than 6 months.[B] Miscellaneous Compliance - Alternate source used Designation of Non QM does not   Originator Loan Designation
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                              unable to clear                                                       product only                                                                                           for application date[B] Federal Compliance - FACTA Disclosure Missing: FACTA          match Due Diligence Loan         of Non QM does not match Due
                                                                                                                                                                                            Processing - Missing Document: Fraud                                  exception.                                                            qualifies as an                                                                                        Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]           DesignationMiscellaneous         Diligence Loan Designation of
                                                                                                                                                                                            Report not provided[C] Application /                                                                                                        acceptable                                                                                             Application / Processing - Missing Document: Missing Lender's Initial 1003[B] Federal Compliance - Application date    ATR Fail.
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                      first (Primary)                                                                                        Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate   was taken from the Occupancy     REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            Final 1003[C] General Appraisal                                                                                                             product for                                                                                            Lock Date not provided.  Worst Case Scenario between Creditor Application Date and    Cert in file.: Application date  (2021-11-03):Final
                                                                                                                                                                                            Requirements - Valuation Error:                                                                                                             second liens if                                                                                        Transaction Date used to determine rate used for testing.[B] Federal Compliance -     was taken from the Occupancy     Designation defined:
                                                                                                                                                                                            Comparable(s) photos are missing or not                                                                                                     there is an                                                                                            TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure -  Cert in file.Federal Compliance  Qualified Mortgage
                                                                                                                                                                                            legible.: -[B] Insurance Analysis -                                                                                                         interior view                                                                                          Loan Terms: Final Closing Disclosure provided on 04/XX/2020 incorrectly disclosed     - This disclosure was not        (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Hazard Insurance policy does not list                                                                                                       to the                                                                                                 whether the loan contains a Prepayment Penalty.[B] Federal Compliance - TRID Final    provided.: This disclosure was   Loan Designation of Non QM
                                                                                                                                                                                            "Lender its successors and assigns", per                                                                                                    property.: -                                                                                           Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA        not provided.Federal Compliance  does not match Due Diligence
                                                                                                                                                                                            guideline requirements.                                                                                                                                                                                                                            Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over     - A fee Agreement was provided.: Loan Designation of Higher
                                                                                                                                                                                                                                                                                                                                                                                                                                               Year 1 of 4,418.88 on Final Closing Disclosure provided on 04/XX/2020 not accurate.   A fee Agreement was provided.    Priced QM.
457682616 XXX           $X.XX MO     1/XX/2020   12/XX/2019 Primary    Refinance Cash-out -   Higher     C        C        C        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    Missing years requesting     *                       *         *         *         *         *     *               *           *                   C           C           C           B           B      [C] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay         Federal Compliance - Paystub, 2  REVIEWER - GENERAL COMMENT    *                        *                  *          TILA ATR/QM
                                                                       Other                  Priced                                                                                        Policy is missing. No evidence of title  data for.Missing fraud                                                                                                                                                                                    (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence year of W2  and VVOE in fiel.:   (2021-04-23): Exception
                                                                                              QM                                                                                            in file.[C] Income Documentation -       report.Missing final                                                                                                                                                                                      Loan Designation of Higher Priced QM.[B] Miscellaneous Compliance - Alternate source  Paystub, 2 year of W2  and VVOE  Detail Updated from: Ability
                                                                                                                                                                                            Income Docs Missing:: -[C] Application / 1003.Missing tax cert.                                                                                                                                                                                    used for application date[B] Federal Compliance - FACTA Disclosure Missing: FACTA     in fiel.Miscellaneous Compliance to Repay (Dodd-Frank 2014):
                                                                                                                                                                                            Processing - Missing Document: Fraud                                                                                                                                                                                                               Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]           - Used Credit application.: Used Originator Loan Designation
                                                                                                                                                                                            Report not provided[C] Application /                                                                                                                                                                                                               Application / Processing - Missing Document: Missing Lender's Initial 1003[B] State   Credit application.Federal       of Non QM does not match Due
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                                                                                                                             Compliance - Missouri Late Charge Percent and Amount Testing: Missouri Late Charge:   Compliance - Missing FACTA       Diligence Loan Designation of
                                                                                                                                                                                            Final 1003[C] Application / Processing -                                                                                                                                                                                                           Note late charge of $25.00 exceeds state maximum of 5% or $15, whichever is           disclosure.: Missing FACTA       ATR Fail.
                                                                                                                                                                                            Missing Document: Tax Certificate not                                                                                                                                                                                                              greater.[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling  disclosure.Application /         REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            provided                                                                                                                                                                                                                                           Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not      Processing - Missing Initial     (2021-11-03):Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide List of Homeownership Counseling Organizations to borrower.[B] Federal        1003.: Missing Initial           Designation defined:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated  1003.State Compliance - Verified Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2020 incorrectly  Note late charges.: Verified     (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosed whether the loan contains a Prepayment Penalty.[B] Federal Compliance -     Note late charges.Federal        Loan Designation of Non QM
                                                                                                                                                                                                                                                                                                                                                                                                                                               TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated          Compliance - Missing List of     does not match Due Diligence
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3)         Homeownership Counseling         Loan Designation of Higher
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days prior to closing.                                                       Organizations to borrower.:      Priced QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Missing List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Counseling Organizations to
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     borrower.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Early Closure Fee addendum with
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Note.: Early Closure Fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     addendum with Note.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance - Initial CD in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     01/XX/2020.: Initial CD in file
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     01/XX/2020.
892065945 XXX           $X.XX AL    10/XX/2019    8/XX/2019 Primary    Refinance Cash-out -   Non QM     C        C        C        C        C        *       *       *        *       *    [D] Appraisal Documentation - Missing    *                            *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] State Compliance - Alabama Prepayment Penalty: Alabama Prepayment Penalty: A      Federal Compliance - Non-QM      *                             *                        Borrower has       *          State - NC
                                                                       Debt Consolidation                                                                                                   Document: Appraisal not provided[C]                                                                                                                                                                                                                prepayment penalty is not permitted under the Consumer Credit Act.[B] Miscellaneous   Loan: Non-QM Loan                                                                       verified
                                                                                                                                                                                            Application / Processing - FEMA Disaster                                                                                                                                                                                                           Compliance - Alternate source used for application date[B] Federal Compliance - Check                                                                                         disposable income
                                                                                                                                                                                            Issue: Property is located in a FEMA                                                                                                                                                                                                               Restated Loan Designation Match - General Ability to Repay: Ability to Repay                                                                                                  of at least
                                                                                                                                                                                            Disaster area and has not been                                                                                                                                                                                                                     (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the                                                                                         $2500.00.Borrower
                                                                                                                                                                                            inspected.[C] Income Documentation -                                                                                                                                                                                                               updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                          has worked in the
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                                                                                                                           QM.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor                                                                                         same position for
                                                                                                                                                                                            Processing - Missing Document: Fraud                                                                                                                                                                                                               did not provide FACTA Credit Score Disclosure.[B] Federal Compliance - Federal HPML                                                                                           more than 3 years.
                                                                                                                                                                                            Report not provided[C] Application /                                                                                                                                                                                                               2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                                                                                                                             7.24960% or Final Disclosure APR of 7.25000% is in excess of allowable threshold of
                                                                                                                                                                                            Final 1003                                                                                                                                                                                                                                         APOR 3.49% + 3.5%, or 6.99000%.  Non-Compliant Higher Priced Mortgage Loan.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application / Processing - Missing Document: Missing Lender's Initial 1003[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate
                                                                                                                                                                                                                                                                                                                                                                                                                                               Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                               Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide List of Homeownership Counseling Organizations to borrower.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained
                                                                                                                                                                                                                                                                                                                                                                                                                                               Timely): Unable to determine compliance with timely delivery of valuation to borrower due to missing information.[B] Federal Compliance - (Fed HPML Provision) Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML
                                                                                                                                                                                                                                                                                                                                                                                                                                               Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property.[B] Federal Compliance - (Fed HPML Provision) Federal Higher-Priced Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan (Timing of Appraisal to Consumer): Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               TRID Final Closing Disclosure Prepayment Penalty: TILA-RESPA Integrated Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Loan Terms: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan contains a Prepayment Penalty.
516733742 XXX           $X.XX GA     9/XX/2006    9/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               09/XX/2006.
790532155 XXX           $X.XX CA     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests Federal Compliance - Unable to   *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            requiring an LTV were run off an assumed value of a contract sales price or original  determine under disclosure due
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:     to missing TIL Itemization of
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]     Amount Financed.: Unable to
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance determine under disclosure due
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in   to missing TIL Itemization of
                                                                                                                                                                                                                                                                                                                                                                                                                                               file.  Compliance tests were run using an application date of 006/XX/2007 which is    Amount Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                                               XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8
                                                                                                                                                                                                                                                                                                                                                                                                                                               Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District
                                                                                                                                                                                                                                                                                                                                                                                                                                               of Columbia)[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA Disclosure Rule: Unable to determine if Creditor provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Final TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
385814256 XXX           $X.XX CA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                                                                                                                                                                                                                                                                      Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2006 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               08/XX/2006.
856004499 XXX           $X.XX CA     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                lien.  Subject loan is in second                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 008/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure.[B] Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule: Unable to determine if Creditor provided Affiliated Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Incorrect Right To Cancel Form Used -
                                                                                                                                                                                                                                                                                                                                                                                                                                               H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.[B] Federal Compliance - Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
443926731 XXX           $X.XX MA    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                                                                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                               not provided[B] State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                                                                                                                                                                                                                                               Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] State Compliance - Massachusetts Late Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000%
                                                                                                                                                                                                                                                                                                                                                                                                                                               exceeds the state maximum of 3%.[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 009/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties[B] Federal Compliance - TILA Rescission - Disbursement Date Less
                                                                                                                                                                                                                                                                                                                                                                                                                                               than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
119542202 XXX           $X.XX WI     3/XX/2008    2/XX/2008 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           03/XX/2008 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 03/XX/2008.
247549328 XXX           $X.XX GA     3/XX/2007    2/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
579665096 XXX           $X.XX CA     2/XX/2007    1/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                lien.  Subject loan is in second                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            position.: -[C] Lien - Missing                                                                                                                                                                                                                     loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            note/terms on senior lien.  Subject loan                                                                                                                                                                                                           not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                            is in second position.                                                                                                                                                                                                                             evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                               DC): Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                               7 th, 8 th, 9 th, 10 th, or District of Columbia)[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 02/XX/2007.
102011269 XXX           $X.XX NY     9/XX/2006    8/XX/2006 Primary    Refinance Cash-out -   *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                       Other
312299659 XXX           $X.XX CA     3/XX/2006    2/XX/2006 Primary    Refinance Rate/Term    *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            Document: Missing Final 1003[C] Lien -                                                                                                                                                                                                             requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            Missing note/terms on senior lien.                                                                                                                                                                                                                 loan amount, whichever applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE
                                                                                                                                                                                            Subject loan is in second position.: -                                                                                                                                                                                                             not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - (Missing
                                                                                                                                                                                                                                                                                                                                                                                                                                               Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                               DC): Original Lender was not able to be determined. Unable to determine if correct
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th,
                                                                                                                                                                                                                                                                                                                                                                                                                                               7 th, 8 th, 9 th, 10 th, or District of Columbia)[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                                                                                                                                                               Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
376461849 XXX           $X.XX FL    10/XX/2007    9/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   lien.  Subject loan is in second                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing:
                                                                                                                                                                                                                                                                                                                                                                                                                                               FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 009/XX/2007 which is
                                                                                                                                                                                                                                                                                                                                                                                                                                               XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property Type Not Provided: (Missing Data)
                                                                                                                                                                                                                                                                                                                                                                                                                                               Property Type. If property type is other than single family residence, state and federal testing may be impacted.
672095974 XXX           $X.XX NJ     4/XX/2006    3/XX/2006 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    [C] Appraisal Documentation - Valuation  *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                                                                                                                                            Error: Appraised value was not
                                                                                                                                                                                            provided.: -
256524017 XXX           $X.XX CA     9/XX/2006    8/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of        *                                *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               application date located in file.  Compliance tests were run using an application date of 008/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.
771803224 XXX           $X.XX NM     3/XX/2007    2/XX/2006 Primary    Refinance Rate/Term    *          A        A        A        A        A        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
198309781 XXX           $X.XX MA     2/XX/2007    1/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    *                                        *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending   Federal Compliance - Final       *                             *                        *                  *          -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance      Itemization is missing from the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Charge of $XXX in the amount of $XXX.                                                 file.: Final Itemization is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     missing from the file.
193097973 XXX           $X.XX MA     8/XX/2006    7/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        Federal Compliance - The         *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of   Underdisclosure is due the
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           08/XX/2006 used as disbursement date for compliance testing.[B] General Appraisal     Broker Premium on Line 807 not
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Requirements - Due to lack of appraised value, compliance tests requiring an LTV were being show as POC by Lender.
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       run off an assumed value of a contract sales price or original loan amount, whichever Therefore fee was charged to applies.[B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] State  borrower on the HUD.: The
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit       Underdisclosure is due the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document  Broker Premium on Line 807 not
                                                                                                                                                                                                                                                                                                                                                                                                                                               or worksheet indicating how the lender determined that the home loan is in the        being show as POC by Lender.
                                                                                                                                                                                                                                                                                                                                                                                                                                               borrower's interest.[B] State Compliance - Massachusetts Late Charge Percent Testing: Therefore fee was charged to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state     borrower on the HUD.
                                                                                                                                                                                                                                                                                                                                                                                                                                               maximum of 3%.[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - Property
                                                                                                                                                                                                                                                                                                                                                                                                                                               Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Notice of Right to Cancel was not provided.
641578574 XXX           $X.XX IN    11/XX/2006   10/XX/2006 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   Policy is missing. No evidence of title                                                                                                                                                                                                            did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                                                                                                                            in file.[C] Lien - Missing note/terms on                                                                                                                                                                                                           Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                            senior lien.  Subject loan is in second                                                                                                                                                                                                            Application Test: No evidence of application date located in file.  Compliance tests
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       were run using an application date of 10/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                                               Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
100653342 XXX           $X.XX MA     7/XX/2007    6/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net     *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   lien.  Subject loan is in second                                                                                                                                                                                                                   Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.[B] Federal Compliance - Missing Initial Loan Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Test: No evidence of application date located in file.  Compliance tests were run using an application date of 006/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.
419289777 XXX           $X.XX IN     7/XX/2006    6/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] General Appraisal Requirements - Due to lack of appraised value, compliance tests *                                *                             *                        *                  *          -
                                                                                                                                                                                            lien.  Subject loan is in second                                                                                                                                                                                                                   requiring an LTV were run off an assumed value of a contract sales price or original
                                                                                                                                                                                            position.: -                                                                                                                                                                                                                                       loan amount, whichever applies.[B] State Compliance - Indiana Prepayment Penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                               Second Lien Test: Indiana Prepayment Penalty: A prepayment penalty is not permissible on a refinance by the same lender.[B] Miscellaneous Compliance - (Doc Error) Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               GFE not provided[B] Federal Compliance - Missing Initial Loan Application Test: No
                                                                                                                                                                                                                                                                                                                                                                                                                                               evidence of application date located in file.  Compliance tests were run using an application date of 006/XX/2006 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of application due to missing information.
141736825 XXX           $X.XX KY     6/XX/2007    5/XX/2007 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title                                                                                                                                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            in file.                                                                                                                                                                                                                                           006/XX/2007 used as disbursement date for compliance testing.[B] General Appraisal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing Initial Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 005/XX/2007 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                                               determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 006/XX/2007, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               006/XX/2007.
282732925 XXX           $X.XX NJ    11/XX/2004   10/XX/2004 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Lien - Missing note/terms on senior  *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                       Debt Consolidation                                                                                                   lien.  Subject loan is in second                                                                                                                                                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                                                                                                                            position.: -[B] Closing / Title -                                                                                                                                                                                                                  11/XX/2004 used as disbursement date for compliance testing.[B] Miscellaneous
                                                                                                                                                                                            Security Instrument is not on a                                                                                                                                                                                                                    Compliance - (Doc Error) Initial GFE not provided[B] Federal Compliance - Missing
                                                                                                                                                                                            FNMA/FHLMC form and does not contain the                                                                                                                                                                                                           Initial Loan Application Test: No evidence of application date located in file.
                                                                                                                                                                                            following clauses:: ___                                                                                                                                                                                                                            Compliance tests were run using an application date of 10/XX/2004 which is XXX months prior to consummation. A lookback was performed to determine this application date.[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                                                                                                                                                               Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of
                                                                                                                                                                                                                                                                                                                                                                                                                                               11/XX/2004.
258247419 XXX           $X.XX MO     4/XX/2015    3/XX/2015 Primary    Refinance Rate/Term    Safe       C        C        C        C        C        *       *       *        *       *    [D] Application / Processing - Missing   Missing primary lien note    REVIEWER -              *         *         *         *         *     [C] Appraisal   Missing     *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         Federal Compliance - Early       REVIEWER - GENERAL COMMENT    *                        Borrower has been  *          TILA ATR/QM
                                                                                              Harbor                                                                                        Document: Note - Senior Lien not         with XXX4506 or 4506-T       RE-GRADED COMMENT                                                     Data Integrity  interior                                                                               Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible   closure form reflects prepayment (2020-11-03): Exception                                employed in the
                                                                                              QM                                                                                            provided[C] Application / Processing -   (2013), 4506 or 4506-T       (2021-04-16): Comp                                                    - Hybrid        view;                                                                                  prepayment penalty.[C] Federal Compliance - Unknown Loan Designation Test: Ability to penalty  which is not permitted: Detail Updated from: Ability                           same industry for
                                                                                                                                                                                            FEMA Disaster Issue: The most recent     (2014)Missing Lender         factors                                                               Appraisal       required                                                                               Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not         Early closure form reflects      to Repay / Qualified Mortgage                          more than 5
                                                                                                                                                                                            valuation inspection is dated prior to   ApprovalMissing Fraud        addedREVIEWER -                                                       valuation       when using                                                                             provided. Due Diligence Loan Designation is Safe Harbor QM.[B] Miscellaneous          prepayment penalty  which is not (Dodd-Frank 2014): Originator                          years.Borrower has
                                                                                                                                                                                            the most recent FEMA disaster.: Most     ReportMissing final          RE-GRADED COMMENT                                                     product only    hybrid                                                                                 Compliance - Alternate source used for application date[B] Federal Compliance - FACTA permittedFederal Compliance -    Loan Designation not                                   owned the subject
                                                                                                                                                                                            Recent Valuation Inspection Date: ___    applicationMissing 12 month  (2021-04-16): Comp                                                    qualifies as an appraisal                                                                              Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit      File did not contain evidence of provided. Due Diligence Loan                           property for at
                                                                                                                                                                                            Disaster End Date: ___Disaster Name:     housing payment              factors added                                                         acceptable      on 2nd lien                                                                            Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no    the Loan Designation.: File did  Designation is Safe Harbor                             least 5
                                                                                                                                                                                            ___Disaster Declaration Date: ___[C]     historyMissing assets to                                                                           first (Primary)                                                                                        evidence that the interest rate was locked prior to closing[B] Application /          not contain evidence of the Loan QM.REVIEWER - GENERAL COMMENT                          years.Borrower has
                                                                                                                                                                                            Title / Lien Defect - Final Title Policy support required                                                                                   product for                                                                                            Processing - Missing Document: Missing Lender's Initial 1003[B] Federal Compliance -  Designation.Miscellaneous        (2021-04-22): Exception                                verified
                                                                                                                                                                                            is missing. No evidence of title in      reservesMinimum FICO of 660                                                                        second liens if                                                                                        (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not  Compliance - Missing initial and Detail Updated from: Ability                           disposable income
                                                                                                                                                                                            file.[C] Income Documentation - Income   required for 70%                                                                                   there is an                                                                                            provided.  Worst Case Scenario between Creditor Application Date and Transaction Date final 1003: Missing initial and  to Repay / Qualified Mortgage                          of at least
                                                                                                                                                                                            Docs Missing:: -[C] Application /        CLTVIncomplete mortgagee                                                                           interior view                                                                                          used to determine rate used for testing.[B] Federal Compliance - RESPA -  Initial GFE final 1003Federal Compliance -   (Dodd-Frank 2014): Originator                          $2500.00.Borrower
                                                                                                                                                                                            Processing - Missing Document: Approval  clause on HOI                                                                                      to the                                                                                                 Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided   No evidence FACTA closure was    Loan Designation not                                   has worked in the
                                                                                                                                                                                            not provided[C] Application / Processing                                                                                                    property.: -                                                                                           to Borrower(s) within three (3) business days of Application Date.[B] Federal         provided.: No evidence FACTA     provided. Due Diligence Loan                           same position for
                                                                                                                                                                                            - Missing Document: Fraud Report not                                                                                                                                                                                                               Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan  closure was                      Designation is ATR Fail.                               more than 3 years.
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             Amount on Final GFE does not match Note.[B] Federal Compliance - RESPA (2010) -       provided.Miscellaneous           REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]                                                                                                                                                                                                            Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not      Compliance - Missing GFE         (2021-11-03):Final
                                                                                                                                                                                            Credit Documentation - Missing Document:                                                                                                                                                                                                           match actual payment on loan.[B] Federal Compliance - RESPA (2010) -  Prepayment      reflecting rate locked prior to  Designation defined:
                                                                                                                                                                                            Verification of Rent (VOR) /                                                                                                                                                                                                                       Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment      closing: Missing GFE reflecting  Qualified Mortgage
                                                                                                                                                                                            Verification of Mortgage (VOM) not                                                                                                                                                                                                                 penalty for loan containing prepayment penalty.[B] Federal Compliance - RESPA (2010)  rate locked prior to             (Dodd-Frank 2014): Originator
                                                                                                                                                                                            provided[B] AUS Discrepancy / Guidelines                                                                                                                                                                                                           - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of     closingApplication / Processing  Loan Designation not
                                                                                                                                                                                            Discrepancy - Guideline Requirement:                                                                                                                                                                                                               cure provided on Final HUD-1.[B] Federal Compliance - RESPA (2010) -  Prepayment      - Missing initial application:   provided. Due Diligence Loan
                                                                                                                                                                                            PITIA reserves months discrepancy.:                                                                                                                                                                                                                Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no Missing initial                  Designation is Safe Harbor
                                                                                                                                                                                            Calculated PITIA months reserves of ___                                                                                                                                                                                                            prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance -    applicationFederal Compliance -  QM.
                                                                                                                                                                                            is less than Guideline PITIA months                                                                                                                                                                                                                TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance        No evidence of rate lock prior
                                                                                                                                                                                            reserves of ___.[B] Credit Calculation /                                                                                                                                                                                                           (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel    to closing; required for testing
                                                                                                                                                                                            Analysis - Guideline Requirement:                                                                                                                                                                                                                  was not executed on the proper Model Form for a refinancing by the same creditor. The pruposes: No evidence of rate
                                                                                                                                                                                            Representative FICO score discrepancy.:                                                                                                                                                                                                            H-8 form was used, the H-9 form should have been used.                                lock prior to closing; required
                                                                                                                                                                                            Representative FICO score of ___ is less                                                                                                                                                                                                                                                                                                 for testing pruposesFederal
                                                                                                                                                                                            than Guideline representative FICO score                                                                                                                                                                                                                                                                                                 Compliance - Initial GFE not
                                                                                                                                                                                            of ___.[B] Insurance Analysis - Hazard                                                                                                                                                                                                                                                                                                   provided within 3 business days
                                                                                                                                                                                            Insurance policy does not list "Lender                                                                                                                                                                                                                                                                                                   of application.: Initial GFE not
                                                                                                                                                                                            its successors and assigns", per                                                                                                                                                                                                                                                                                                         provided within 3 business days
                                                                                                                                                                                            guideline requirements.                                                                                                                                                                                                                                                                                                                  of application.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance - GFE does not match
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the subject Note payment and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     terms: GFE does not match the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     subject Note payment and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     termsFederal Compliance - GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     does not match the subject Note
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     payment and terms: GFE does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     match the subject Note payment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     and termsFederal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Early closure form reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment penalty not shown on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GFE: Early closure form reflects
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     prepayment penalty not shown on
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GFEFederal Compliance - Early
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     closure form reflects prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     penalty not shown on HUD: Early
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     closure form reflects prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     penalty not shown on HUDFederal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance - Same lender refi
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     requires use of RTC H-9: Same
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     lender refi requires use of RTC
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     H-9
802598895 XXX           $X.XX DE    10/XX/2014    8/XX/2014 Primary    Refinance Cash-out -   Non QM     D        D        D        D        D        *       *       *        *       *    [D] Application / Processing - Missing   *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   D           D           D           D           D      [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing:  Federal Compliance - Restated    *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Document: Note - Senior Lien not                                                                                                            Data Integrity                                                                                         Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local Loan Designation: Restated Loan                                                                                       Indeterminable
                                                                                                                                                                                            provided[C] Title / Lien Defect - Final                                                                                                     - Hybrid                                                                                               compliance testing.[B] Federal Compliance - Check Restated Loan Designation Match -   Designation
                                                                                                                                                                                            Title Policy is missing. No evidence of                                                                                                     Appraisal                                                                                              General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan
                                                                                                                                                                                            title in file.[C] Application /                                                                                                             valuation                                                                                              Designation provided did not match.  However, the updated Loan Designation of Non QM
                                                                                                                                                                                            Processing - Missing Document: Approval                                                                                                     product only                                                                                           matches the Due Diligence Loan Designation of Non QM.[B] Federal Compliance - FACTA
                                                                                                                                                                                            not provided[C] Application / Processing                                                                                                    qualifies as an                                                                                        Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit
                                                                                                                                                                                            - Missing Document: Fraud Report not                                                                                                        acceptable                                                                                             Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no
                                                                                                                                                                                            provided                                                                                                                                    first (Primary)                                                                                        evidence that the interest rate was locked prior to closing[B] Application /
                                                                                                                                                                                                                                                                                                                                        product for                                                                                            Processing - Missing Document: Missing Lender's Initial 1003[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                        second liens if                                                                                        (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not
                                                                                                                                                                                                                                                                                                                                        there is an                                                                                            provided.  Worst Case Scenario between Creditor Application Date and Transaction Date
                                                                                                                                                                                                                                                                                                                                        interior view                                                                                          used to determine rate used for testing.[B] Federal Compliance - RESPA (2010) -
                                                                                                                                                                                                                                                                                                                                        to the                                                                                                 Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not
                                                                                                                                                                                                                                                                                                                                        property.: -                                                                                           match actual payment on loan.[B] Federal Compliance - RESPA (2010) -  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance - RESPA (2010)
                                                                                                                                                                                                                                                                                                                                                                                                                                               - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.[B] Federal Compliance - RESPA (2010) -  Initial Payment
                                                                                                                                                                                                                                                                                                                                                                                                                                               on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.[B] Federal Compliance - RESPA (2010) -  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA (2010) * Written Service Provider List Missing: RESPA (2010):  Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided with list of service providers.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                               Organizations to borrower.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosed: Truth In Lending Act: Final TIL Finance Charge of $16,059.20 is
                                                                                                                                                                                                                                                                                                                                                                                                                                               underdisclosed from calculated Finance Charge of $16,215.19 in the amount of $155.99.
629171526 XXX           $X.XX CA    12/XX/2014    8/XX/2014 Primary    Refinance Rate/Term    Safe       B        B        B        B        B        *       *       *        *       *    [D] Application / Processing - Missing   *                            REVIEWER - GENERAL      *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the   *                                REVIEWER - CURED COMMENT      *                        *                  *          -
                                                                                              Harbor                                                                                        Document: Note - Senior Lien not                                      COMMENT                                                                                                                                                                      interest rate was locked prior to closing[B] Application / Processing - Missing                                        (2020-10-07): Sufficient Cure
                                                                                              QM                                                                                            provided[C] Application / Processing -                                (2021-04-07):                                                                                                                                                                Document: Missing Lender's Initial 1003[B] Federal Compliance - (Missing Data) Last                                    provided on page 1 of final
                                                                                                                                                                                            FEMA Disaster Issue: The most recent                                  Exception                                                                                                                                                                    Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst                                      HUDREVIEWER - CURED COMMENT
                                                                                                                                                                                            valuation inspection is dated prior to                                Explanation Updated                                                                                                                                                          Case Scenario between Creditor Application Date and Transaction Date used to                                           (2020-10-07): Sufficient Cure
                                                                                                                                                                                            the most recent FEMA disaster.[C] Title                               from: Most Recent                                                                                                                                                            determine rate used for testing.[B] Federal Compliance - RESPA (2010) -  Interest                                      provided on page 1 of final
                                                                                                                                                                                            / Lien Defect - Final Title Policy is                                 Valuation                                                                                                                                                                    Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.[B]                                     HUDREVIEWER - CURED COMMENT
                                                                                                                                                                                            missing. No evidence of title in                                      Inspection Date:                                                                                                                                                             Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA                                        (2020-10-07): Sufficient Cure
                                                                                                                                                                                            file.[C] AUS Discrepancy / Guidelines                                 10/XX/2014                                                                                                                                                                   (2010): Loan Amount on Final GFE does not match Note.[B] Federal Compliance - RESPA                                    provided on page 1 of final
                                                                                                                                                                                            Discrepancy - Guideline Requirement:                                  Disaster End Date:                                                                                                                                                           (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE                                      HUD
                                                                                                                                                                                            Combined loan to value discrepancy.[C]                                09/XX/2018Disaster                                                                                                                                                           does not match actual payment on loan.[B] Federal Compliance - RESPA (2010) -
                                                                                                                                                                                            Credit Calculation / Analysis -                                       Name: XXXDisaster                                                                                                                                                            Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no
                                                                                                                                                                                            Guideline Requirement: Representative                                 Declaration Date:                                                                                                                                                            prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance -
                                                                                                                                                                                            FICO score discrepancy.[C] Application /                              08/XX/2018REVIEWER                                                                                                                                                           RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with
                                                                                                                                                                                            Processing - Missing Document: Approval                               - GENERAL COMMENT                                                                                                                                                            evidence of cure provided on Final HUD-1.[B] Federal Compliance - RESPA (2010) - 0%
                                                                                                                                                                                            not provided[C] Application / Processing                              (2021-04-07):                                                                                                                                                                Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with
                                                                                                                                                                                            - Missing Document: Fraud Report not                                  Exception                                                                                                                                                                    evidence of cure provided on Final HUD-1[B] Federal Compliance - RESPA (2010) - 0%
                                                                                                                                                                                            provided[C] Application / Processing -                                Explanation Updated                                                                                                                                                          Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                               from:                                                                                                                                                                        evidence of cure provided on Final HUD-1[B] Federal Compliance - RESPA (2010) -
                                                                                                                                                                                            Insurance Analysis - Hazard Insurance                                 Representative FICO                                                                                                                                                          Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1
                                                                                                                                                                                            policy does not list "Lender its                                      score of XXX is                                                                                                                                                              indicates no prepayment penalty for loan containing prepayment penalty.[B] Federal
                                                                                                                                                                                            successors and assigns", per guideline                                less than Guideline                                                                                                                                                          Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender
                                                                                                                                                                                            requirements.[B] Closing / Title -                                    representative FICO                                                                                                                                                          Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to
                                                                                                                                                                                            Security Instrument is not on a                                       score of                                                                                                                                                                     Cancel was not executed on the proper Model Form for a refinancing by the same
                                                                                                                                                                                            FNMA/FHLMC form and does not contain the                              XXX.REVIEWER -                                                                                                                                                               creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                            following clauses:                                                    GENERAL COMMENT
                                                                                                                                                                                                                                                                  (2021-04-27):
                                                                                                                                                                                                                                                                  Exception
                                                                                                                                                                                                                                                                  Explanation Updated
                                                                                                                                                                                                                                                                  from:
                                                                                                                                                                                                                                                                  Representative FICO
                                                                                                                                                                                                                                                                  score of XXX is
                                                                                                                                                                                                                                                                  less than Guideline
                                                                                                                                                                                                                                                                  representative FICO
                                                                                                                                                                                                                                                                  score of XXX.
229037309 XXX           $X.XX MI    11/XX/2014    8/XX/2014 Primary    Refinance Rate/Term    Safe       C        C        C        C        C        *       *       *        *       *    [D] Application / Processing - Missing   4506 in file is missing the  *                       *         *         *         *         *     *               *           *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         Federal Compliance - Early       REVIEWER - GENERAL COMMENT    *                        *                  *          TILA ATR/QM
                                                                                              Harbor                                                                                        Document: Note - Senior Lien not         dates as to which is being                                                                                                                                                                                Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible   closure fee in the amount of     (2020-11-03): Exception
                                                                                              QM                                                                                            provided[C] Title / Lien Defect - Final  requested.                                                                                                                                                                                                prepayment penalty.[C] Federal Compliance - Unknown Loan Designation Test: Ability to $500.00 to pay back third party  Detail Updated from: Ability
                                                                                                                                                                                            Title Policy is missing. No evidence of                                                                                                                                                                                                            Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not         fees paid by the lender at       to Repay / Qualified Mortgage
                                                                                                                                                                                            title in file.[C] Income Documentation -                                                                                                                                                                                                           provided. Due Diligence Loan Designation is Safe Harbor QM.[B] Federal Compliance -   closing.: Early closure fee in   (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                                                                                                                           FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA       the amount of $500.00 to pay     Loan Designation not
                                                                                                                                                                                            Processing - Missing Document: Fraud                                                                                                                                                                                                               Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) GFE Error: There   back third party fees paid by    provided. Due Diligence Loan
                                                                                                                                                                                            Report not provided                                                                                                                                                                                                                                is no evidence that the interest rate was locked prior to closing[B] State Compliance the lender at closing.State      Designation is Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not   Compliance - Early closure fee   QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights        in the amount of $500.00 to pay  (2021-04-27): Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower.[B] State Compliance - Michigan Consumer Caution  back third party fees paid by    Detail Updated from: Ability
                                                                                                                                                                                                                                                                                                                                                                                                                                               and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage         the lender at closing.: Early    to Repay / Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided   closure fee in the amount of     (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                               to borrower.[B] State Compliance - Michigan Consumer Mortgage Protection Act          $500.00 to pay back third party  Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of       fees paid by the lender at       provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD-approved credit counseling agencies not provided to borrower.[B] State Compliance closing.Federal Compliance -     Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               - Michigan Prepayment Penalty Second Lien: Michigan Prepayment Penalty: Maximum       Early closure fee in the amount  REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                               calculated prepay of $500.00 exceeds the state maximum for second lien loans of 1% of of $500.00 to pay back third     (2021-11-03):Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               the prepaid balance ($XXX).[B] Application / Processing - Missing Document: Missing   party fees paid by the lender at Designation defined:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lender's Initial 1003[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last closing.: Early closure fee in   Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between   the amount of $500.00 to pay     (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor Application Date and Transaction Date used to determine rate used for        back third party fees paid by    Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                                               testing.[B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business  the lender at closing.Federal    provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3)  Compliance - Early closure fee   Designation is Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days of Application Date.[B] Federal Compliance - RESPA (2010) -  Interest   in the amount of $500.00 to pay  QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.[B]    back third party fees paid by    (2020-12-09): Not provided
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA       the lender at closing.: Early    with trailing documents,
                                                                                                                                                                                                                                                                                                                                                                                                                                               (2010): Loan Amount on Final GFE does not match Note.[B] Federal Compliance - RESPA   closure fee in the amount of     unable to clear exception.
                                                                                                                                                                                                                                                                                                                                                                                                                                               (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE     $500.00 to pay back third party
                                                                                                                                                                                                                                                                                                                                                                                                                                               does not match actual payment on loan.[B] Federal Compliance - RESPA (2010) -         fees paid by the lender at
                                                                                                                                                                                                                                                                                                                                                                                                                                               Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no      closing.Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance -    Final TIL Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA       $12,646.69 is underdisclosed
                                                                                                                                                                                                                                                                                                                                                                                                                                               (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment    from calculated Finance Charge
                                                                                                                                                                                                                                                                                                                                                                                                                                               penalty.[B] Federal Compliance - RESPA (2010) * Written Service Provider List         of $12,683.19 in the amount of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing: RESPA (2010):  Borrower not provided with list of service providers.[B]      $36.50.: Final TIL Finance
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling              Charge of $12,646.69 is
                                                                                                                                                                                                                                                                                                                                                                                                                                               Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not      underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide List of Homeownership Counseling Organizations to borrower.[B] Federal        Finance Charge of $12,683.19 in
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final   the amount of $36.50.
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.[B] Federal Compliance - TILA Rescission - Disbursement Date
                                                                                                                                                                                                                                                                                                                                                                                                                                               Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2014, prior to three (3) business days from transaction date of 11/XX/2014.[B] Federal Compliance - TIL-MDIA - Initial TIL Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
735486162 XXX           $X.XX AL     6/XX/2014    2/XX/2014 Primary    Refinance Rate/Term    Higher     C        C        C        C        C        *       *       *        *       *    [C] Application / Processing - FEMA      *                            *                       *         *         *         *         *     [B] General     *           *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         *                                REVIEWER - GENERAL COMMENT    *                        *                  *          TILA ATR/QM
                                                                                              Priced                                                                                        Disaster Issue: The most recent                                                                                                             Appraisal                                                                                              Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible                                    (2020-11-03): Exception
                                                                                              QM                                                                                            valuation inspection is dated prior to                                                                                                      Requirements -                                                                                         prepayment penalty.[C] Federal Compliance - Unknown Loan Designation Test: Ability to                                  Detail Updated from: Ability
                                                                                                                                                                                            the most recent FEMA disaster.[C] Title                                                                                                     The appraisal                                                                                          Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not                                          to Repay / Qualified Mortgage
                                                                                                                                                                                            / Lien Defect - Final Title Policy is                                                                                                       revealed                                                                                               provided. Due Diligence Loan Designation is Higher Priced QM.[B] State Compliance -                                    (Dodd-Frank 2014): Originator
                                                                                                                                                                                            missing. No evidence of title in                                                                                                            property                                                                                               Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not                                    Loan Designation not
                                                                                                                                                                                            file.[C] AUS Discrepancy / Guidelines                                                                                                       damage.: -                                                                                             permitted under the Consumer Credit Act.[B] Miscellaneous Compliance - Alternate                                       provided. Due Diligence Loan
                                                                                                                                                                                            Discrepancy - Guideline Requirement:                                                                                                                                                                                                               source used for application date[B] Federal Compliance - FACTA Disclosure Missing:                                     Designation is Higher Priced
                                                                                                                                                                                            Combined loan to value discrepancy.[C]                                                                                                                                                                                                             FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]                                      QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            AUS Discrepancy / Guidelines Discrepancy                                                                                                                                                                                                           Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the                                        (2021-04-27): Exception
                                                                                                                                                                                            - Guideline Requirement: PITIA reserves                                                                                                                                                                                                            interest rate was locked prior to closing[B] Application / Processing - Missing                                        Detail Updated from: Ability
                                                                                                                                                                                            months discrepancy.[C] Credit                                                                                                                                                                                                                      Document: Missing Lender's Initial 1003[B] Federal Compliance - TILA NMLSR -                                           to Repay / Qualified Mortgage
                                                                                                                                                                                            Calculation / Analysis - Guideline                                                                                                                                                                                                                 Individual Originator NMLS information on documents does not match NMLS website:                                       (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Requirement: Representative FICO score                                                                                                                                                                                                             Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR                                        Loan Designation not
                                                                                                                                                                                            discrepancy.[C] Income Documentation -                                                                                                                                                                                                             information on loan documents does not match NMLSR.[B] Federal Compliance - RESPA                                      provided. Due Diligence Loan
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                                                                                                                           (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does                                     Designation is ATR Fail.
                                                                                                                                                                                            Processing - Missing Document: Approval                                                                                                                                                                                                            not match Note.[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE                                       REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            not provided[C] Application / Processing                                                                                                                                                                                                           Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.[B] Federal                                     (2021-11-03):Final
                                                                                                                                                                                            - Missing Document: Fraud Report not                                                                                                                                                                                                               Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial                                  Designation defined:
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             payment on GFE does not match actual payment on loan.[B] Federal Compliance - RESPA                                    Qualified Mortgage
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]                                                                                                                                                                                                            (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE                                          (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Credit Documentation - Missing Document:                                                                                                                                                                                                           indicates no prepayment penalty for loan containing prepayment penalty.[B] Federal                                     Loan Designation not
                                                                                                                                                                                            Verification of Rent (VOR) /                                                                                                                                                                                                                       Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance                                       provided. Due Diligence Loan
                                                                                                                                                                                            Verification of Mortgage (VOM) not                                                                                                                                                                                                                 violation with evidence of cure provided on Final HUD-1.[B] Federal Compliance -                                       Designation is Higher Priced
                                                                                                                                                                                            provided[B] Insurance Analysis - Hazard                                                                                                                                                                                                            RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA                                        QM.
                                                                                                                                                                                            Insurance policy does not list "Lender                                                                                                                                                                                                             (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment
                                                                                                                                                                                            its successors and assigns", per                                                                                                                                                                                                                   penalty.[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                            guideline requirements.                                                                                                                                                                                                                            Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide List of Homeownership Counseling Organizations to borrower.
813819674 XXX           $X.XX IN    11/XX/2014    9/XX/2014 Primary    Refinance Rate/Term    Safe       B        B        B        B        B        *       *       *        *       *    [D] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:        *                                *                             *                        *                  *          -
                                                                                              Harbor                                                                                        Document: Note - Senior Lien not                                                                                                                                                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date of
                                                                                              QM                                                                                            provided[C] Asset Calculation / Analysis                                                                                                                                                                                                           11/XX/2014 used as disbursement date for compliance testing.[B] Federal Compliance -
                                                                                                                                                                                            - Available for Closing is insufficient                                                                                                                                                                                                            FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA
                                                                                                                                                                                            to cover Cash From Borrower.[C]                                                                                                                                                                                                                    Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) GFE Error: There
                                                                                                                                                                                            Application / Processing - FEMA Disaster                                                                                                                                                                                                           is no evidence that the interest rate was locked prior to closing[B] State Compliance
                                                                                                                                                                                            Issue: The most recent valuation                                                                                                                                                                                                                   - Indiana Late Charge Amount Testing: Indiana Late Charge: Note late charge amount of
                                                                                                                                                                                            inspection is dated prior to the most                                                                                                                                                                                                              $25.00 exceeds the state maximum of $18.50.[B] State Compliance - Indiana Prepayment
                                                                                                                                                                                            recent FEMA disaster.[C] Title / Lien                                                                                                                                                                                                              Penalty Second Lien Test: Indiana Prepayment Penalty: A prepayment penalty is not
                                                                                                                                                                                            Defect - Final Title Policy is missing.                                                                                                                                                                                                            permissible on a refinance by the same lender.[B] Application / Processing - Missing
                                                                                                                                                                                            No evidence of title in file.[C]                                                                                                                                                                                                                   Document: Missing Lender's Initial 1003[B] Federal Compliance - (Missing Data) Last
                                                                                                                                                                                            Mortgage / Program Eligibility -                                                                                                                                                                                                                   Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst
                                                                                                                                                                                            Guideline Requirement: Combined High                                                                                                                                                                                                               Case Scenario between Creditor Application Date and Transaction Date used to
                                                                                                                                                                                            loan to value discrepancy.[C] AUS                                                                                                                                                                                                                  determine rate used for testing.[B] Federal Compliance - RESPA (2010) - 10% Tolerance
                                                                                                                                                                                            Discrepancy / Guidelines Discrepancy -                                                                                                                                                                                                             Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient
                                                                                                                                                                                            Guideline Requirement: Combined loan to                                                                                                                                                                                                            cure provided.[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE
                                                                                                                                                                                            value discrepancy.[C] Income                                                                                                                                                                                                                       Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.[B] Federal
                                                                                                                                                                                            Documentation - Income Docs Missing::                                                                                                                                                                                                              Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan
                                                                                                                                                                                            -[C] Application / Processing - Missing                                                                                                                                                                                                            Amount on Final GFE does not match Note.[B] Federal Compliance - RESPA (2010) -  Loan
                                                                                                                                                                                            Document: Approval not provided[C]                                                                                                                                                                                                                 Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match
                                                                                                                                                                                            Application / Processing - Missing                                                                                                                                                                                                                 Note.[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate:
                                                                                                                                                                                            Document: Fraud Report not provided                                                                                                                                                                                                                RESPA (2010): Initial payment on GFE does not match actual payment on loan.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                               Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                               Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA (2010) * Written Service Provider List Missing: RESPA (2010):  Borrower not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provided with list of service providers.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                               Organizations to borrower.[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan transaction disbursed on 11/XX/2014, prior to three (3) business days from transaction date of 11/XX/2014.[B] Federal Compliance - TILA - Incorrect Right To
                                                                                                                                                                                                                                                                                                                                                                                                                                               Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                               DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                               Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
539557911 XXX           $X.XX IL     4/XX/2014    2/XX/2014 Primary    Refinance Rate/Term    Higher     B        B        B        B        B        *       *       *        *       *    [D] Application / Processing - Missing   Representative FICO score of *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                                              Priced                                                                                        Document: Note - Senior Lien not         ___ is less than Guideline                                                                                                                                                                                did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                              QM                                                                                            provided[C] Asset Calculation / Analysis representative FICO score of                                                                                                                                                                              Error) GFE Error: There is no evidence that the interest rate was locked prior to
                                                                                                                                                                                            - Available for Closing is insufficient  ___.                                                                                                                                                                                                      closing[B] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois
                                                                                                                                                                                            to cover Cash From Borrower.[C] Title /                                                                                                                                                                                                            Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment
                                                                                                                                                                                            Lien Defect - Final Title Policy is                                                                                                                                                                                                                penalty and borrower was not provided a loan without a prepayment penalty.[B]
                                                                                                                                                                                            missing. No evidence of title in                                                                                                                                                                                                                   Application / Processing - Missing Document: Missing Lender's Initial 1003[B] Federal
                                                                                                                                                                                            file.[C] AUS Discrepancy / Guidelines                                                                                                                                                                                                              Compliance - TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in
                                                                                                                                                                                            Discrepancy - Guideline Requirement:                                                                                                                                                                                                               Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security
                                                                                                                                                                                            Combined loan to value discrepancy.[C]                                                                                                                                                                                                             Instrument.[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA
                                                                                                                                                                                            AUS Discrepancy / Guidelines Discrepancy                                                                                                                                                                                                           (2010): 10% tolerance violation without  evidence of sufficient cure provided.[B]
                                                                                                                                                                                            - Guideline Requirement: PITIA reserves                                                                                                                                                                                                            Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA
                                                                                                                                                                                            months discrepancy.[C] Credit                                                                                                                                                                                                                      (2010): Loan Amount on Final GFE does not match Note.[B] Federal Compliance - RESPA
                                                                                                                                                                                            Calculation / Analysis - Guideline                                                                                                                                                                                                                 (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE
                                                                                                                                                                                            Requirement: Representative FICO score                                                                                                                                                                                                             does not match actual payment on loan.[B] Federal Compliance - RESPA (2010) -
                                                                                                                                                                                            discrepancy.: Representative FICO score                                                                                                                                                                                                            Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no
                                                                                                                                                                                            of ___ is less than Guideline                                                                                                                                                                                                                      prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance -
                                                                                                                                                                                            representative FICO score of ___.[C]                                                                                                                                                                                                               RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA
                                                                                                                                                                                            Income Documentation - Income Docs                                                                                                                                                                                                                 (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment
                                                                                                                                                                                            Missing:: -[C] Application / Processing                                                                                                                                                                                                            penalty.[B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                            - Missing Document: Approval not                                                                                                                                                                                                                   Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             provide List of Homeownership Counseling Organizations to borrower.[B] Federal
                                                                                                                                                                                            Missing Document: Fraud Report not                                                                                                                                                                                                                 Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                                                                                                                             to conclusively determine date of consummation. Note date used as transaction date
                                                                                                                                                                                            Missing Document: Missing Final 1003[C]                                                                                                                                                                                                            for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                            Closing / Title - Security Instrument                                                                                                                                                                                                              Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                            Error: Security instrument maturity date                                                                                                                                                                                                           Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                            and note maturity date do not concur.[C]                                                                                                                                                                                                           04/XX/2014, prior to three (3) business days from transaction date of 04/XX/2014.[B]
                                                                                                                                                                                            Closing / Title - Security Instrument is                                                                                                                                                                                                           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same
                                                                                                                                                                                            not signed by borrower(s).[B] Closing /                                                                                                                                                                                                            Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of
                                                                                                                                                                                            Title - Security Instrument is not on a                                                                                                                                                                                                            Right to Cancel was not executed on the proper Model Form for a refinancing by the
                                                                                                                                                                                            FNMA/FHLMC form and does not contain the                                                                                                                                                                                                           same creditor. The H-8 form was used, the H-9 form should have been used.[B] Federal
                                                                                                                                                                                            following clauses:                                                                                                                                                                                                                                 Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               occurs prior to expected date(s).
493571315 XXX           $X.XX PA     1/XX/2015   10/XX/2014 Primary    Refinance Cash-out -   Non QM     B        B        B        B        B        *       *       *        *       *    [C] Title / Lien Defect - Final Title    The loan file is missing a   *                       *         *         *         *         *     [C] Appraisal   ppraisal in *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    Federal Compliance - The loan    *                             *                        *                  *          -
                                                                       Other                                                                                                                Policy is missing. No evidence of title  copy of the final title                                                                            Data Integrity  loan file                                                                              did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc     file is missing a copy of the
                                                                                                                                                                                            in file.[C] Insurance Documentation -    policyHOI in loan file is a                                                                        - Hybrid        is an                                                                                  Error) GFE Error: There is no evidence that the interest rate was locked prior to     FACTA Disclosure: The loan file
                                                                                                                                                                                            Hazard Insurance Error: Subject address  screen shot.  The address is                                                                       Appraisal       exterior                                                                               closing[B] Application / Processing - Missing Document: Missing Lender's Initial      is missing a copy of the FACTA
                                                                                                                                                                                            is missing from evidence of              not provided.  Missing a                                                                           valuation       only                                                                                   1003[B] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania  DisclosureMiscellaneous
                                                                                                                                                                                            insurance.[C] Insurance Documentation -  copy of the actual                                                                                 product only    (Hybrid                                                                                Prepayment Penalty: A prepayment penalty not permissible on a junior lien loan less   Compliance - No Proof of Rate
                                                                                                                                                                                            Hazard Insurance Error: Subject city is  declaration page of the                                                                            qualifies as an Appraisal)                                                                             than or equal to $241,111.00.[B] Federal Compliance - (Missing Data) Last Rate Set    Lock on File: No Proof of Rate
                                                                                                                                                                                            missing from evidence of insurance.[C]   HOI.HOI in loan file is a                                                                          acceptable                                                                                             Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case         Lock on FileApplication /
                                                                                                                                                                                            Insurance Documentation - Hazard         screen shot.  The address is                                                                       first (Primary)                                                                                        Scenario between Creditor Application Date and Transaction Date used to determine     Processing - The loan file is
                                                                                                                                                                                            Insurance Error: Subject state is        not provided.  Missing a                                                                           product for                                                                                            rate used for testing.[B] Federal Compliance - RESPA (2010) * GFE column on HUD       missing a copy of the Final
                                                                                                                                                                                            missing from evidence of insurance.[C]   copy of the actual                                                                                 second liens if                                                                                        Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does  1003: The loan file is missing a
                                                                                                                                                                                            Insurance Documentation - Hazard         declaration page of the                                                                            there is an                                                                                            not match most recently disclosed GFE.[B] Federal Compliance - RESPA (2010) -  Loan   copy of the Final 1003State
                                                                                                                                                                                            Insurance Error: Subject zip is missing  HOI.HOI in loan file is a                                                                          interior view                                                                                          Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Compliance - Prepayment Penalty:
                                                                                                                                                                                            from evidence of insurance.[C]           screen shot.  The address is                                                                       to the                                                                                                 Note.[B] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate:      The Promissory Note reflects an
                                                                                                                                                                                            Application / Processing - Missing       not provided.  Missing a                                                                           property.: -                                                                                           RESPA (2010): Initial payment on GFE does not match actual payment on loan.[B]        Early Closure Fee within 36
                                                                                                                                                                                            Document: Fraud Report not provided[B]   copy of the actual                                                                                                                                                                                        Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE            months  lesser of the actual
                                                                                                                                                                                            Insurance Analysis - Hazard Insurance    declaration page of the                                                                                                                                                                                   Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing     charges paid top the third-party
                                                                                                                                                                                            policy does not list "Lender its         HOI.HOI in loan file is a                                                                                                                                                                                 prepayment penalty.[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty        Service Providers or $260:
                                                                                                                                                                                            successors and assigns", per guideline   screen shot.  The address is                                                                                                                                                                              Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no         Prepayment Penalty: The
                                                                                                                                                                                            requirements.                            not provided.  Missing a                                                                                                                                                                                  prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance -    Promissory Note reflects an
                                                                                                                                                                                                                                     copy of the actual                                                                                                                                                                                        RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA      Early Closure Fee within 36
                                                                                                                                                                                                                                     declaration page of the                                                                                                                                                                                   Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership     months  lesser of the actual
                                                                                                                                                                                                                                     HOI.The loan file is missing                                                                                                                                                                              Counseling Organizations to borrower.[B] Federal Compliance - TILA Rescission -       charges paid top the third-party
                                                                                                                                                                                                                                     a copy of the Fraud                                                                                                                                                                                       Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending   Service Providers or $260Federal
                                                                                                                                                                                                                                     reportMissing a copy of the                                                                                                                                                                               Act:  Subject loan transaction disbursed on 01/XX/2015, prior to three (3) business   Compliance - The loan file is
                                                                                                                                                                                                                                     actual hazard declarations                                                                                                                                                                                days from transaction date of 01/XX/2015.[B] Federal Compliance - TILA - Incorrect    missing a copy of the Rate Lock:
                                                                                                                                                                                                                                     page                                                                                                                                                                                                      Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth  The loan file is missing a copy
                                                                                                                                                                                                                                                                                                                                                                                                                                               in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form   of the Rate LockFederal
                                                                                                                                                                                                                                                                                                                                                                                                                                               for a refinancing by the same creditor. The H-8 form was used, the H-9 form should    Compliance - GFE doesn't match
                                                                                                                                                                                                                                                                                                                                                                                                                                               have been used.                                                                       HUD - No Final GFE: GFE doesn't
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     match HUD - No Final GFEFederal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance - GFE reflects a loan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     amount of  $XXX vs Note value of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $XXX: GFE reflects a loan amount
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of  $XXX vs Note value of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $XXXFederal Compliance - Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     payment of the GFE is $ 192.57
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     vs Note payment of $193.74:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Initial payment of the GFE is $
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     192.57 vs Note payment of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     $193.74Federal Compliance - GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     does not reflects early closure
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     fee within the first 36 months:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     GFE does not reflects early
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     closure fee within the first 36
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     monthsFederal Compliance - Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     HUD-1 does not reflects early
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     closure fee within the first 36
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     months: Final HUD-1 does not
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     reflects early closure fee
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     within the first 36
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     monthsFederal Compliance - The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loan file is missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Counseling Organizations: The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     loan file is missing a copy of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     the List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Counseling OrganizationsFederal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance - Evidence of
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     disbursement date not found in
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     file. Note date utilized for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     compliance purposes.: Evidence
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     of disbursement date not found
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     in file. Note date utilized for
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     compliance purposes.Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Compliance - Same lender
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     refinance H-8 used, H-9 is
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     required.: Same lender refinance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     H-8 used, H-9 is required.
554148317 XXX           $X.XX NJ    12/XX/2014    8/XX/2014 Primary    Refinance Rate/Term    Safe       C        C        C        C        C        *       *       *        *       *    [C] Title / Lien Defect - Final Title    New exception.  Seller       *                       *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           C           C      [C] Federal Compliance - GSE Covered Prepayment Penalty: GSE ATR Covered Loan         *                                REVIEWER - GENERAL COMMENT    *                        *                  *          TILA ATR/QM
                                                                                              Harbor                                                                                        Policy is missing. No evidence of title  provided credit report.                                                                            Data Integrity                                                                                         Eligibility Requirements (Dodd-Frank 2014): Mortgage loan contains an impermissible                                    (2020-11-03): Exception
                                                                                              QM                                                                                            in file.[C] Credit Calculation /         Credit report provides only                                                                        - Hybrid                                                                                               prepayment penalty.[C] Federal Compliance - Unknown Loan Designation Test: Ability to                                  Detail Updated from: Ability
                                                                                                                                                                                            Analysis - Guideline Requirement:        two FICO scores; calculated                                                                        Appraisal                                                                                              Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not                                          to Repay / Qualified Mortgage
                                                                                                                                                                                            Representative FICO score discrepancy.:  the qualifying FICO using                                                                          valuation                                                                                              provided. Due Diligence Loan Designation is Safe Harbor QM.[B] Miscellaneous                                           (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Representative FICO score of ___ is less the lesser of the two scores                                                                       product only                                                                                           Compliance - Alternate source used for application date[B] Federal Compliance -                                        Loan Designation not
                                                                                                                                                                                            than Guideline representative FICO score provided.                                                                                          qualifies as an                                                                                        Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date                                    provided. Due Diligence Loan
                                                                                                                                                                                            of ___.[C] Income Documentation - Income                                                                                                    acceptable                                                                                             not found in file. Security Instrument Notary Date of 12/XX/2014 used as disbursement                                  Designation is Safe Harbor
                                                                                                                                                                                            Docs Missing:: -[C] Application /                                                                                                           first (Primary)                                                                                        date for compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA                                   QM.REVIEWER - GENERAL COMMENT
                                                                                                                                                                                            Processing - Missing Document: Fraud                                                                                                        product for                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]                                            (2021-04-27): Exception
                                                                                                                                                                                            Report not provided[C] Application /                                                                                                        second liens if                                                                                        Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the                                        Detail Updated from: Ability
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                      there is an                                                                                            interest rate was locked prior to closing[B] Application / Processing - Missing                                        to Repay / Qualified Mortgage
                                                                                                                                                                                            Final 1003                                                                                                                                  interior view                                                                                          Document: Missing Lender's Initial 1003[B] State Compliance - New Jersey Prepayment                                    (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                        to the                                                                                                 Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in                                    Loan Designation not
                                                                                                                                                                                                                                                                                                                                        property.: -                                                                                           the state of New Jersey.[B] Federal Compliance - (Missing Data) Last Rate Set Date:                                    provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario                                       Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                                               between Creditor Application Date and Transaction Date used to determine rate used                                     REVIEWER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                                                                                               for testing.[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA                                  (2021-11-03):Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               (2010): 10% tolerance violation without  evidence of sufficient cure provided.[B]                                      Designation defined:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of                                       Qualified Mortgage
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business                                  (Dodd-Frank 2014): Originator
                                                                                                                                                                                                                                                                                                                                                                                                                                               days of Application Date.[B] Federal Compliance - RESPA (2010) -  Interest Rate on                                     Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                                               GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.[B] Federal                                     provided. Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan                                   Designation is Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                               Amount on Final GFE does not match Note.[B] Federal Compliance - RESPA (2010) -                                        QM.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.[B] Federal Compliance - RESPA (2010) -  Prepayment
                                                                                                                                                                                                                                                                                                                                                                                                                                               Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance - RESPA (2010)
                                                                                                                                                                                                                                                                                                                                                                                                                                               -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                               Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not
                                                                                                                                                                                                                                                                                                                                                                                                                                               provide List of Homeownership Counseling Organizations to borrower.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From
                                                                                                                                                                                                                                                                                                                                                                                                                                               Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on
                                                                                                                                                                                                                                                                                                                                                                                                                                               12/XX/2014, prior to three (3) business days from transaction date of 12/XX/2014.[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel
                                                                                                                                                                                                                                                                                                                                                                                                                                               occurs prior to expected date(s).
113750651 XXX           $X.XX IL    12/XX/2014   10/XX/2014 Primary    Refinance Rate/Term    Safe       C        C        C        B        B        *       *       *        *       *    [D] Closing / Title - Missing Document:  *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           B           B      [C] Federal Compliance - Unknown Loan Designation Test: Ability to Repay / Qualified  *                                REVIEWER - GENERAL COMMENT    *                        *                  *          TILA ATR/QM
                                                                                              Harbor                                                                                        Security Instrument - Subject Lien not                                                                                                      Data Integrity                                                                                         Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence                                    (2020-11-03): Exception
                                                                                              QM                                                                                            provided[C] Title / Lien Defect - Final                                                                                                     - Hybrid                                                                                               Loan Designation is Safe Harbor QM.[B] Miscellaneous Compliance - Alternate source                                     Detail Updated from: Ability
                                                                                                                                                                                            Title Policy is missing. No evidence of                                                                                                     Appraisal                                                                                              used for application date[B] Federal Compliance - Disbursement Date Missing:                                           to Repay / Qualified Mortgage
                                                                                                                                                                                            title in file.[C] Credit Calculation /                                                                                                      valuation                                                                                              Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date                                  (Dodd-Frank 2014): Originator
                                                                                                                                                                                            Analysis - Guideline Requirement:                                                                                                           product only                                                                                           of 12/XX/2014 used as disbursement date for compliance testing.[B] Federal Compliance                                  Loan Designation not
                                                                                                                                                                                            Representative FICO score                                                                                                                   qualifies as an                                                                                        - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA                                      provided. Due Diligence Loan
                                                                                                                                                                                            discrepancy.[C] Income Documentation -                                                                                                      acceptable                                                                                             Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc Error) GFE Error: There                                    Designation is Safe Harbor
                                                                                                                                                                                            Income Docs Missing:: -[C] Application /                                                                                                    first (Primary)                                                                                        is no evidence that the interest rate was locked prior to closing[B] Application /                                     QM.
                                                                                                                                                                                            Processing - Missing Document: Missing                                                                                                      product for                                                                                            Processing - Missing Document: Missing Lender's Initial 1003[B] Federal Compliance -
                                                                                                                                                                                            Final 1003[B] Insurance Analysis -                                                                                                          second liens if                                                                                        TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd-
                                                                                                                                                                                            Hazard Insurance policy does not list                                                                                                       there is an                                                                                            Frank 2014): NMLSR information not present on loan application.[B] Federal Compliance
                                                                                                                                                                                            "Lender its successors and assigns", per                                                                                                    interior view                                                                                          - TILA NMLSR - Individual Originator NMLS information on documents does not match
                                                                                                                                                                                            guideline requirements.                                                                                                                     to the                                                                                                 NMLS website: Unable to test Individual Loan Originator NMLSR status due to missing
                                                                                                                                                                                                                                                                                                                                        property.: -                                                                                           information.[B] Federal Compliance - QM Employment History - Current and/or Previous
                                                                                                                                                                                                                                                                                                                                                                                                                                               Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014):
                                                                                                                                                                                                                                                                                                                                                                                                                                               Missing Employment Dates to verify two years employment history for current and/or prior employment.[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                                                                                                                                                                                                                                                                                                                                                                                                               Creditor Application Date and Transaction Date used to determine rate used for testing.[B] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate:
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA (2010): Loan Amount on Final GFE does not match Note.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on
                                                                                                                                                                                                                                                                                                                                                                                                                                               GFE does not match actual payment on loan.[B] Federal Compliance - RESPA Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                                               List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule
                                                                                                                                                                                                                                                                                                                                                                                                                                               (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling
                                                                                                                                                                                                                                                                                                                                                                                                                                               Organizations to borrower.[B] Federal Compliance - Right of Rescission Timing - Note
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date used as Transaction Date: Unable to conclusively determine date of consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                                               Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal Compliance - TILA Rescission - Disbursement
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject
                                                                                                                                                                                                                                                                                                                                                                                                                                               loan transaction disbursed on 12/XX/2014, prior to three (3) business days from transaction date of 12/XX/2014.
432591583 XXX           $X.XX NY    12/XX/2014   10/XX/2014 Primary    Refinance Cash-out -   Safe       B        B        B        B        B        *       *       *        *       *    [D] Application / Processing - Missing   *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   B           B           B           B           B      [B] Application / Processing - Missing Document: Missing Lender's Initial 1003[B]     *                                *                             *                        *                  *          -
                                                                       Other                  Harbor                                                                                        Document: Note - Senior Lien not                                                                                                            Data Integrity                                                                                         State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note
                                                                                              QM                                                                                            provided[D] Closing / Title - Missing                                                                                                       - Hybrid                                                                                               late charge percent of 5.00000% exceeds the state maximum of 2%.[B] Federal
                                                                                                                                                                                            Document: Security Instrument - Subject                                                                                                     Appraisal                                                                                              Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                            Lien not provided[C] Title / Lien Defect                                                                                                    valuation                                                                                              Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                            - Final Title Policy is missing. No                                                                                                         product only                                                                                           Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                            evidence of title in file.[C]                                                                                                               qualifies as an                                                                                        RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on
                                                                                                                                                                                            Application / Processing - Missing                                                                                                          acceptable                                                                                             Final GFE does not match Note.[B] Federal Compliance - RESPA (2010) -  Initial
                                                                                                                                                                                            Document: Approval not provided[C]                                                                                                          first (Primary)                                                                                        Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual
                                                                                                                                                                                            Application / Processing - Missing                                                                                                          product for                                                                                            payment on loan.[B] Federal Compliance - Right of Rescission Timing - Note Date used
                                                                                                                                                                                            Document: Fraud Report not provided[C]                                                                                                      second liens if                                                                                        as Transaction Date: Unable to conclusively determine date of consummation. Note date
                                                                                                                                                                                            Loan File - Missing Document: Hazard                                                                                                        there is an                                                                                            used as transaction date for purposes of determining compliance with rescission
                                                                                                                                                                                            Insurance Policy not provided[C] General                                                                                                    interior view                                                                                          timing requirements[B] Federal Compliance - TILA - Incorrect Right To Cancel Form
                                                                                                                                                                                            - Valuation address does not match Note                                                                                                     to the                                                                                                 Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                                                                                            address.: -                                                                                                                                 property.: -                                                                                           Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
380610795 XXX           $X.XX CA    10/XX/2015    9/XX/2015 Primary    Refinance Cash-out -   Safe       B        B        B        B        B        *       *       *        *       *    [D] Application / Processing - Missing   *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   B           B           B           B           B      [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor    *                                *                             *                        *                  *          -
                                                                       Other                  Harbor                                                                                        Document: Note - Senior Lien not                                                                                                            Data Integrity                                                                                         did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance - (Doc
                                                                                              QM                                                                                            provided[C] Application / Processing -                                                                                                      - Hybrid                                                                                               Error) GFE Error: There is no evidence that the interest rate was locked prior to
                                                                                                                                                                                            FEMA Disaster Issue: The most recent                                                                                                        Appraisal                                                                                              closing[B] Application / Processing - Missing Document: Missing Lender's Initial
                                                                                                                                                                                            valuation inspection is dated prior to                                                                                                      valuation                                                                                              1003[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                            the most recent FEMA disaster.[C] Title                                                                                                     product only                                                                                           and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                            / Lien Defect - Final Title Policy is                                                                                                       qualifies as an                                                                                        Application Date and Transaction Date used to determine rate used for testing.[B]
                                                                                                                                                                                            missing. No evidence of title in                                                                                                            acceptable                                                                                             Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE
                                                                                                                                                                                            file.[C] Income Documentation - Income                                                                                                      first (Primary)                                                                                        Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing
                                                                                                                                                                                            Docs Missing:: -[C] Application /                                                                                                           product for                                                                                            prepayment penalty.[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty
                                                                                                                                                                                            Processing - Missing Document: Approval                                                                                                     second liens if                                                                                        Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no
                                                                                                                                                                                            not provided[C] Application / Processing                                                                                                    there is an                                                                                            prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance -
                                                                                                                                                                                            - Missing Document: Fraud Report not                                                                                                        interior view                                                                                          Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:
                                                                                                                                                                                            provided[C] Application / Processing -                                                                                                      to the                                                                                                 Final TIL APR of 5.75000% is underdisclosed from calculated APR of 6.06780% outside
                                                                                                                                                                                            Missing Document: Missing Final 1003[B]                                                                                                     property.: -                                                                                           of 0.125% tolerance.[B] Federal Compliance - Final TIL Finance Charge Under
                                                                                                                                                                                            Insurance Analysis - Hazard Insurance                                                                                                                                                                                                              Disclosed: Truth In Lending Act: Final TIL Finance Charge of $3,806.40 is
                                                                                                                                                                                            policy does not list "Lender its                                                                                                                                                                                                                   underdisclosed from calculated Finance Charge of $3,978.53 in the amount of
                                                                                                                                                                                            successors and assigns", per guideline                                                                                                                                                                                                             $172.13.[B] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for
                                                                                                                                                                                            requirements.                                                                                                                                                                                                                                      APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending
                                                                                                                                                                                                                                                                                                                                                                                                                                               Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
614856987 XXX           $X.XX CA     2/XX/2015    8/XX/2014 Primary    Refinance Rate/Term    Non QM     B        B        B        B        B        *       *       *        *       *    [C] Guideline Issue - Aged document:     *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   B           B           B           B           B      [B] State Compliance - California Prepayment Penalty: California Prepayment Penalty:  Federal Compliance - Non-QM:     *                             *                        *                  *          -
                                                                                                                                                                                            Primary Valuation is older than                                                                                                             Data Integrity                                                                                         Maximum prepay  allowed is 6 months interest calculated on 80% of the original        Non-QM
                                                                                                                                                                                            guidelines permit: -[C] Asset                                                                                                               - Hybrid                                                                                               balance ($268.95).  Loan contracts for maximum calculated prepay of $500.00, which
                                                                                                                                                                                            Calculation / Analysis - Available for                                                                                                      Appraisal                                                                                              exceeds max allowable. Prepay may be impermissible depending on the lender's license
                                                                                                                                                                                            Closing is insufficient to cover Cash                                                                                                       valuation                                                                                              type.[B] Federal Compliance - Check Restated Loan Designation Match - General Ability
                                                                                                                                                                                            From Borrower.[C] Application /                                                                                                             product only                                                                                           to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided
                                                                                                                                                                                            Processing - FEMA Disaster Issue: The                                                                                                       qualifies as an                                                                                        did not match.  However, the updated Loan Designation of Non QM matches the Due
                                                                                                                                                                                            most recent valuation inspection is                                                                                                         acceptable                                                                                             Diligence Loan Designation of Non QM.[B] Federal Compliance - Disbursement Date
                                                                                                                                                                                            dated prior to the most recent FEMA                                                                                                         first (Primary)                                                                                        Missing: Disbursement Date Missing: Evidence of disbursement date not found in file.
                                                                                                                                                                                            disaster.[C] Title / Lien Defect - Final                                                                                                    product for                                                                                            Security Instrument Notary Date of 02/XX/2015 used as disbursement date for
                                                                                                                                                                                            Title Policy is missing. No evidence of                                                                                                     second liens if                                                                                        compliance testing.[B] Federal Compliance - FACTA Disclosure Missing: FACTA
                                                                                                                                                                                            title in file.[C] Application /                                                                                                             there is an                                                                                            Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                            Processing - Missing Document: Approval                                                                                                     interior view                                                                                          Application / Processing - Missing Document: Missing Lender's Initial 1003[B] Federal
                                                                                                                                                                                            not provided[C] Application / Processing                                                                                                    to the                                                                                                 Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                            - Missing Document: Fraud Report not                                                                                                        property.: -                                                                                           Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                            provided[C] Closing / Title - (Missing                                                                                                                                                                                                             Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                            Doc) Missing Note Addendum: Note P&I                                                                                                                                                                                                               RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA:
                                                                                                                                                                                            does not match calculated P&I                                                                                                                                                                                                                      Initial GFE not provided to Borrower(s) within three (3) business days of Application
                                                                                                                                                                                                                                                                                                                                                                                                                                               Date.[B] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               (2010): Interest Rate on GFE does not match Note.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                               does not match Note.[B] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                               Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial
                                                                                                                                                                                                                                                                                                                                                                                                                                               payment on GFE does not match actual payment on loan.[B] Federal Compliance - RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE
                                                                                                                                                                                                                                                                                                                                                                                                                                               indicates no prepayment penalty for loan containing prepayment penalty.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0%
                                                                                                                                                                                                                                                                                                                                                                                                                                               tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1[B]
                                                                                                                                                                                                                                                                                                                                                                                                                                               Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                                                                                               Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance - RESPA Disclosure - List of
                                                                                                                                                                                                                                                                                                                                                                                                                                               Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank
                                                                                                                                                                                                                                                                                                                                                                                                                                               2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL Finance Charge of $3,665.68 is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $3,701.05 in the amount of $35.37.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2015, prior to three (3)
                                                                                                                                                                                                                                                                                                                                                                                                                                               business days from transaction date of 02/XX/2015.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2,
                                                                                                                                                                                                                                                                                                                                                                                                                                               5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.[B] Federal Compliance - TILA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
648252005 XXX           $X.XX NY    12/XX/2015    9/XX/2015 Primary    Refinance Rate/Term    Safe       B        B        B        B        B        *       *       *        *       *    [D] Application / Processing - Missing   *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not      *                                *                             *                        *                  *          -
                                                                                              Harbor                                                                                        Document: Note - Senior Lien not                                                                                                            Data Integrity                                                                                         provided.: -[B] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period
                                                                                              QM                                                                                            provided[D] Closing / Title - Missing                                                                                                       - Hybrid                                                                                               not provided.: -[B] Application / Processing - Missing Document: Missing Lender's
                                                                                                                                                                                            Document: Security Instrument - Subject                                                                                                     Appraisal                                                                                              Initial 1003[B] State Compliance - New York Late Charge Percent Testing: New York
                                                                                                                                                                                            Lien not provided[C] Title / Lien Defect                                                                                                    valuation                                                                                              Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.[B]
                                                                                                                                                                                            - Final Title Policy is missing. No                                                                                                         product only                                                                                           State Compliance - New York Prepayment Penalty Junior Lien: New York Prepayment
                                                                                                                                                                                            evidence of title in file.[C] AUS                                                                                                           qualifies as an                                                                                        Penalty: A prepayment penalty is not permissible on a subordinate lien loan.[B]
                                                                                                                                                                                            Discrepancy / Guidelines Discrepancy -                                                                                                      acceptable                                                                                             Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10%
                                                                                                                                                                                            Guideline Requirement: PITIA reserves                                                                                                       first (Primary)                                                                                        tolerance violation without  evidence of sufficient cure provided.[B] Federal
                                                                                                                                                                                            months discrepancy.[C] Income                                                                                                               product for                                                                                            Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan
                                                                                                                                                                                            Documentation - Income Docs Missing::                                                                                                       second liens if                                                                                        Amount on Final GFE does not match Note.[B] Federal Compliance - RESPA (2010) -
                                                                                                                                                                                            -[C] Application / Processing - Missing                                                                                                     there is an                                                                                            Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not
                                                                                                                                                                                            Document: Approval not provided[C]                                                                                                          interior view                                                                                          match actual payment on loan.[B] Federal Compliance - RESPA (2010) -  Prepayment
                                                                                                                                                                                            Application / Processing - Missing                                                                                                          to the                                                                                                 Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment
                                                                                                                                                                                            Document: Fraud Report not provided[C]                                                                                                      property.: -                                                                                           penalty for loan containing prepayment penalty.[B] Federal Compliance - RESPA (2010)
                                                                                                                                                                                            Application / Processing - Missing                                                                                                                                                                                                                 -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1
                                                                                                                                                                                            Document: Missing Final 1003[B]                                                                                                                                                                                                                    does not match Note.[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty
                                                                                                                                                                                            Insurance Analysis - Hazard Insurance                                                                                                                                                                                                              Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no
                                                                                                                                                                                            policy does not list "Lender its                                                                                                                                                                                                                   prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance -
                                                                                                                                                                                            successors and assigns", per guideline                                                                                                                                                                                                             Right of Rescission Timing - Note Date used as Transaction Date: Unable to
                                                                                                                                                                                            requirements.                                                                                                                                                                                                                                      conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final
                                                                                                                                                                                                                                                                                                                                                                                                                                               TIL Finance Charge of $39,544.88 is underdisclosed from calculated Finance Charge of
                                                                                                                                                                                                                                                                                                                                                                                                                                               $39,862.24 in the amount of $317.36.[B] Federal Compliance - TILA - Incorrect Right
                                                                                                                                                                                                                                                                                                                                                                                                                                               To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or
                                                                                                                                                                                                                                                                                                                                                                                                                                               DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper
                                                                                                                                                                                                                                                                                                                                                                                                                                               Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
342185224 XXX           $X.XX IL    11/XX/2015    9/XX/2015 Primary    Refinance Rate/Term    Safe       C        C        C        C        C        *       *       *        *       *    [C] AUS Discrepancy / Guidelines         *                            *                       *         *         *         *         *     [C] Appraisal   *           *                   C           C           C           C           C      [C] State Compliance - Illinois SB 1894: IL Predatory Lending Database Program (SB    *                                *                             *                        *                  *          State - NC
                                                                                              Harbor                                                                                        Discrepancy - AUS Findings: All                                                                                                             Data Integrity                                                                                         1894) - Certificate of Compliance or Exemption not attached to mortgage for
                                                                                              QM                                                                                            conditions were not met[C] Title / Lien                                                                                                     - Hybrid                                                                                               recording.[B] Miscellaneous Compliance - Alternate source used for application
                                                                                                                                                                                            Defect - Final Title Policy is missing.                                                                                                     Appraisal                                                                                              date[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                            No evidence of title in file.[C] Income                                                                                                     valuation                                                                                              Creditor did not provide FACTA Credit Score Disclosure.[B] Miscellaneous Compliance -
                                                                                                                                                                                            Documentation - Income Docs Missing::                                                                                                       product only                                                                                           (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior
                                                                                                                                                                                            -[C] Application / Processing - Missing                                                                                                     qualifies as an                                                                                        to closing[B] State Compliance - Illinois Prepayment Penalty 2008 Test: Illinois
                                                                                                                                                                                            Document: Approval not provided[C]                                                                                                          acceptable                                                                                             Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment
                                                                                                                                                                                            Application / Processing - Missing                                                                                                          first (Primary)                                                                                        penalty and borrower was not provided a loan without a prepayment penalty.[B]
                                                                                                                                                                                            Document: Fraud Report not provided[C]                                                                                                      product for                                                                                            Application / Processing - Missing Document: Missing Lender's Initial 1003[B] Federal
                                                                                                                                                                                            Application / Processing - Missing                                                                                                          second liens if                                                                                        Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate
                                                                                                                                                                                            Document: Missing Final 1003[C] Closing                                                                                                     there is an                                                                                            Lock Date not provided.  Worst Case Scenario between Creditor Application Date and
                                                                                                                                                                                            / Title - Security Instrument Error:                                                                                                        interior view                                                                                          Transaction Date used to determine rate used for testing.[B] Federal Compliance -
                                                                                                                                                                                            Security instrument maturity date and                                                                                                       to the                                                                                                 RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on
                                                                                                                                                                                            note maturity date do not concur.[B]                                                                                                        property.: -                                                                                           Final GFE does not match Note.[B] Federal Compliance - RESPA (2010) -  Initial
                                                                                                                                                                                            Insurance Analysis - Hazard Insurance                                                                                                                                                                                                              Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual
                                                                                                                                                                                            policy does not list "Lender its                                                                                                                                                                                                                   payment on loan.[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty
                                                                                                                                                                                            successors and assigns", per guideline                                                                                                                                                                                                             Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for
                                                                                                                                                                                            requirements.                                                                                                                                                                                                                                      loan containing prepayment penalty.[B] Federal Compliance - RESPA (2010) - 10%
                                                                                                                                                                                                                                                                                                                                                                                                                                               Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.[B] Federal Compliance - RESPA (2010) -  Prepayment Penalty
                                                                                                                                                                                                                                                                                                                                                                                                                                               Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.[B] Federal Compliance -
                                                                                                                                                                                                                                                                                                                                                                                                                                               RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership
                                                                                                                                                                                                                                                                                                                                                                                                                                               Counseling Organizations to borrower.[B] Federal Compliance - Final TIL APR
                                                                                                                                                                                                                                                                                                                                                                                                                                               Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of
                                                                                                                                                                                                                                                                                                                                                                                                                                               5.25000% is underdisclosed from calculated APR of 5.52670% outside of 0.125%
                                                                                                                                                                                                                                                                                                                                                                                                                                               tolerance.[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                                                                                                                                                                                                                                               Lending Act: Final TIL Finance Charge of $7,509.17 is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                                               Finance Charge of $7,811.57 in the amount of $302.40.[B] Federal Compliance - TILA -
                                                                                                                                                                                                                                                                                                                                                                                                                                               Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2,
                                                                                                                                                                                                                                                                                                                                                                                                                                               5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                                                                                                                                                                                                                                               executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.[B] Federal Compliance - TIL-MDIA
                                                                                                                                                                                                                                                                                                                                                                                                                                               3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business
                                                                                                                                                                                                                                                                                                                                                                                                                                               Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL
                                                                                                                                                                                                                                                                                                                                                                                                                                               for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
728227934 XXX           $X.XX OH     1/XX/2001   12/XX/2000 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - Missing   *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act    Closing / Title - Grace period   *                             *                        *                  *          -
                                                                       Other                                                                                                                Document: Missing Final 1003                                                                                                                                                                                                                       (HELOC): HELOC Brochure not provided to borrower.[B] Federal Compliance - Federal     of 0 days is below the minimum
                                                                                                                                                                                                                                                                                                                                                                                                                                               HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC):    of 10 days required for the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Itemization of Final Costs and Fees at Account Opening not in file. Compliance points state of OH.: Grace period of 0
                                                                                                                                                                                                                                                                                                                                                                                                                                               and fees testing performed using amounts on HELOC Fee Agreement.[B] Federal           days is below the minimum of 10
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - TILA HELOC - Important Terms Disclosure Missing: Unable to test terms    days required for the state of
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure timing due to missing information.[B] Federal Compliance - TILA HELOC -    OH.Closing / Title - Grace
                                                                                                                                                                                                                                                                                                                                                                                                                                               Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide period of 0 days is below the
                                                                                                                                                                                                                                                                                                                                                                                                                                               statement that the consumer should consult a tax advisor.[B] Federal Compliance -     minimum of 10 days required for
                                                                                                                                                                                                                                                                                                                                                                                                                                               TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act         the state of OH.: Grace period
                                                                                                                                                                                                                                                                                                                                                                                                                                               (HELOC): Agreement contains provision allowing creditor to unilaterally change terms  of 0 days is below the minimum of plan for impermissible circumstances.[B] Federal Compliance - Missing Initial Loan of 10 days required for the
                                                                                                                                                                                                                                                                                                                                                                                                                                               Application Test: No evidence of application date located in file.  Compliance tests  state of OH.
                                                                                                                                                                                                                                                                                                                                                                                                                                               were run using an application date of 12/XX/2000 which is XXX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/XX/2000.[B] Closing / Title - Note Error: Note grace period days less than minimum per state[B] Closing / Title - Note Error: Note grace period days less than minimum per state
420223059 XXX           $X.XX AL     7/XX/2006    6/XX/2006 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - FEMA      *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance -       *                                *                             *                        *                  *          -
                                                                                                                                                                                            Disaster Issue: The most recent                                                                                                                                                                                                                    (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not
                                                                                                                                                                                            valuation inspection is dated prior to                                                                                                                                                                                                             provided. The applicable flood zone related testing cannot be performed.
                                                                                                                                                                                            the most recent FEMA disaster.: Disaster
                                                                                                                                                                                            Date: ___Inspection Date: ___[C]
                                                                                                                                                                                            Application / Processing - Missing
                                                                                                                                                                                            Document: Flood Certificate not provided
314811114 XXX           $X.XX MA     1/XX/2006   12/XX/2005 Primary    Refinance Cash-out -   *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - FEMA      *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with   *                                *                             *                        *                  *          -
                                                                       Other                                                                                                                Disaster Issue: The most recent                                                                                                                                                                                                                    timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                            valuation inspection is dated prior to                                                                                                                                                                                                             Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with
                                                                                                                                                                                            the most recent FEMA disaster.: Most                                                                                                                                                                                                               timing requirements due to missing Initial Loan Application Date.[B] Federal
                                                                                                                                                                                            Recent Valuation Inspection Date: ___                                                                                                                                                                                                              Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            Disaster End Date: ___Disaster Name:                                                                                                                                                                                                               located in file.  Compliance tests were run using an application date of 12/XX/2005
                                                                                                                                                                                            ___Disaster Declaration Date: ___[C]                                                                                                                                                                                                               which is XXX months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                            Application / Processing - Missing                                                                                                                                                                                                                 application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                            Document: Missing Final 1003
772014375 XXX           $X.XX MA     9/XX/2005    8/XX/2005 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - FEMA      *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM     *                                *                             *                        *                  *          -
                                                                                                                                                                                            Disaster Issue: The most recent                                                                                                                                                                                                                    loan program disclosure not provided to the borrower within three (3) days of
                                                                                                                                                                                            valuation inspection is dated prior to                                                                                                                                                                                                             application.[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable
                                                                                                                                                                                            the most recent FEMA disaster.: Disaster                                                                                                                                                                                                           rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                                                                                                            Date: ___Inspection Date: ___                                                                                                                                                                                                                      provided to the borrower.
519365266 XXX           $X.XX NY     6/XX/2007    5/XX/2007 Primary    Purchase               *          B        B        B        B        B        *       *       *        *       *    [C] Application / Processing - FEMA      *                            *                       *         *         *         *         *     *               *           *                   B           B           B           B           B      [B] Miscellaneous Compliance - (Doc Error) Initial GFE not provided[B] Federal        *                                *                             *                        *                  *          -
                                                                                                                                                                                            Disaster Issue: The most recent                                                                                                                                                                                                                    Compliance - Missing Initial Loan Application Test: No evidence of application date
                                                                                                                                                                                            valuation inspection is dated prior to                                                                                                                                                                                                             located in file.  Compliance tests were run using an application date of 5/XX/2007
                                                                                                                                                                                            the most recent FEMA disaster.: Disaster                                                                                                                                                                                                           which is XXX months prior to consummation. A lookback was performed to determine this
                                                                                                                                                                                            Date: ___Inspection Date: ___                                                                                                                                                                                                                      application date.  The final date used for testing was 3/XX/2007.[B] Federal
                                                                                                                                                                                                                                                                                                                                                                                                                                               Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
809536385 XXX           $X.XX GA     2/XX/2007    1/XX/2007 Primary    Purchase               *          A        A        A        A        A        *       *       *        *       *    [C] Application / Processing - FEMA      *                            *                       *         *         *         *         *     *               *           *                   A           A           A           A           A      *                                                                                     *                                *                             *                        *                  *          -
                                                                                                                                                                                            Disaster Issue: The most recent
                                                                                                                                                                                            valuation inspection is dated prior to
                                                                                                                                                                                            the most recent FEMA disaster.: Most
                                                                                                                                                                                            Recent Valuation Inspection Date: ___
                                                                                                                                                                                            Disaster End Date: ___Disaster Name:
                                                                                                                                                                                            ___Disaster Declaration Date: ___[C]
                                                                                                                                                                                            Application / Processing - Missing
                                                                                                                                                                                            Document: Flood Certificate not provided
506254450 XXX           $X.XX NJ     1/XX/2005    1/XX/2005 Primary    Refinance Cash-out -   *          D        D        D        D        D        *       *       *        *       *    [C] Application / Processing - FEMA      *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not        *                                *                             *                        *                  Yes        TR
                                                                       Other                                                                                                                Disaster Issue: Property is located in a                                                                                                                                                                                                           Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at                                                                                                                              Indeterminable
                                                                                                                                                                                            FEMA Disaster area and has not been                                                                                                                                                                                                                Account Opening not in file. Unable to validate accuracy of and compliance with fee                                                                                                                         (UAL State)
                                                                                                                                                                                            inspected.: FEMA Disaster Date:  ___[C]                                                                                                                                                                                                            disclosure requirements. HELOC Fee Agreement also not in file, unable to perform
                                                                                                                                                                                            Application / Processing - Missing                                                                                                                                                                                                                 compliance points and fees tests.[B] Federal Compliance - FACTA Disclosure Missing:
                                                                                                                                                                                            Document: Missing Final 1003[B] Closing                                                                                                                                                                                                            FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.[B]
                                                                                                                                                                                            / Title - Final Title Policy is Missing                                                                                                                                                                                                            Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely:
                                                                                                                                                                                                                                                                                                                                                                                                                                               Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.[B] Federal Compliance - TILA HELOC - HELOC Brochure Not
                                                                                                                                                                                                                                                                                                                                                                                                                                               Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.[B] Federal Compliance - TILA HELOC - Important Terms
                                                                                                                                                                                                                                                                                                                                                                                                                                               Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms"
                                                                                                                                                                                                                                                                                                                                                                                                                                               disclosure not provided to borrower at application.
339751395 XXX               * *              *   11/XX/2007 Primary    Refinance Rate/Term    *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Loan File - (Missing Doc) Incomplete loan images/file[D] Closing / Title -        Loan File - File only contains   SELLER - GENERAL COMMENT      GENERAL COMMENT          *                  UTD        Indeterminable
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Missing Document: Note - Subject Lien not provided[D] Closing / Title - Missing Final Mortgage,  and a TIL. Compliance (2019-09-05): "The issue      (2019-09-05): "The issue
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             HUD-1[B] Application / Processing - Missing Document: Missing Lender's Initial 1003   testing not completed.: File     cited has either been         cited has either been
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                                                                                                                     only contains Mortgage,  and a   resolved or was determined to resolved or was
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     TIL. Compliance testing not      not be an exception as noted. determined to not be an
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     completed.                       The missing document has been exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      located and uploaded as XXX.  missing document has
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      "REVIEWER - GENERAL COMMENT   been located and
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (2019-09-05): No trailing doc uploaded as XXXXXX. "
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      uploaded for review. Final
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      HUD-1 not provided. Exception
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      remains.
180565145 XXX               * *              *    4/XX/2006 UTD        UTD UTD                *          D        D        D        D        D        *       *       *        *       *    [C] Title / Lien Defect - Final Title    *                            *                       *         *         *         *         *     *               *           *                   D           D           D           D           D      [D] Loan File - (Missing Doc) Incomplete loan images/file[D] Closing / Title -        Loan File - File only contains   *                             *                        *                  UTD        Indeterminable
                                                                                                                                                                                            Policy is missing. No evidence of title                                                                                                                                                                                                            Missing Document: Note - Subject Lien not provided[B] General Appraisal Requirements  Mortgage. Compliance testing not
                                                                                                                                                                                            in file.[C] Application / Processing -                                                                                                                                                                                                             - Due to lack of appraised value, compliance tests requiring an LTV were run off an   completed.: File only contains
                                                                                                                                                                                            Missing Document: Missing Final 1003                                                                                                                                                                                                               assumed value of a contract sales price or original loan amount, whichever            Mortgage. Compliance testing not
                                                                                                                                                                                                                                                                                                                                                                                                                                               applies.[B] Application / Processing - Missing Document: Missing Lender's Initial     completed.
                                                                                                                                                                                                                                                                                                                                                                                                                                               1003